UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares  | BVDAX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$10	0.19%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	7.85%	14.06%	7.87%	6.22%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	6.39	12.49	6.52	5.78
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Net Assets...
$527,873,224
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
42%

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed a different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
51.9%
Fixed-Income Funds...
28.6
Short-Term Securities...
19.5

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares  | BVDAX

Semi-Annual Shareholder Report — June 30, 2024

BVDAX-06/24-SAR

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares  | BDAVX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$23	0.44%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.68%	13.69%	7.59%	5.96%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	6.39	12.49	6.52	5.78
Bloomberg U.S. Aggregate Bond Index...
	(0.71)	2.63	(0.23)	1.35
Net Assets...
$527,873,224
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
42%

The Fund's returns shown prior to May 1, 2019, are the returns of the Fund when it followed a different investment strategies under the name BlackRock iShares® Dynamic Allocation V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
51.9%
Fixed-Income Funds...
28.6
Short-Term Securities...
19.5

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares  | BDAVX

Semi-Annual Shareholder Report — June 30, 2024

BDAVX-06/24-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares  | LGCCI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$35	0.65%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	16.46%	26.23%	14.35%	12.26%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$194,935,863
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
56%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.2%
Health Care...
12.9
Financials...
11.8
Consumer Discretionary...
10.8
Industrials...
10.4
Communication Services...
9.6
Consumer Staples...
4.3
Energy...
3.1
Utilities...
1.4
Real Estate...
1.3
Materials...
1.1
Short-Term Securities...
5.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares  | LGCCI

Semi-Annual Shareholder Report — June 30, 2024

LGCCI-06/24-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares  | LGCII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$44	0.82%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	16.41%	26.03%	14.15%	12.07%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$194,935,863
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
56%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.2%
Health Care...
12.9
Financials...
11.8
Consumer Discretionary...
10.8
Industrials...
10.4
Communication Services...
9.6
Consumer Staples...
4.3
Energy...
3.1
Utilities...
1.4
Real Estate...
1.3
Materials...
1.1
Short-Term Securities...
5.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares  | LGCII

Semi-Annual Shareholder Report — June 30, 2024

LGCII-06/24-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares  | LCIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$50	0.93%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	16.33%	25.93%	14.05%	11.96%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Net Assets...
$194,935,863
Number of Portfolio Holdings...
152
Portfolio Turnover Rate...
56%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.2%
Health Care...
12.9
Financials...
11.8
Consumer Discretionary...
10.8
Industrials...
10.4
Communication Services...
9.6
Consumer Staples...
4.3
Energy...
3.1
Utilities...
1.4
Real Estate...
1.3
Materials...
1.1
Short-Term Securities...
5.1
Liabilities in Excess of Other Assets...
(4.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares  | LCIII

Semi-Annual Shareholder Report — June 30, 2024

LCIII-06/24-SAR

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares  | LCATT

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.60%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	9.09%	17.88%	10.01%	9.13%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$105,422,520
Number of Portfolio Holdings...
195
Portfolio Turnover Rate...
64%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.3%
Health Care...
16.6
Industrials...
15.2
Information Technology...
10.3
Energy...
6.9
Consumer Staples...
6.8
Consumer Discretionary...
5.8
Communication Services...
5.1
Utilities...
4.4
Real Estate...
3.5
Materials...
3.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(5.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares  | LCATT

Semi-Annual Shareholder Report — June 30, 2024

LCATT-06/24-SAR

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares  | LVIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.85%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	8.95%	17.47%	9.71%	8.82%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$105,422,520
Number of Portfolio Holdings...
195
Portfolio Turnover Rate...
64%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.3%
Health Care...
16.6
Industrials...
15.2
Information Technology...
10.3
Energy...
6.9
Consumer Staples...
6.8
Consumer Discretionary...
5.8
Communication Services...
5.1
Utilities...
4.4
Real Estate...
3.5
Materials...
3.3
Short-Term Securities...
6.0
Liabilities in Excess of Other Assets...
(5.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares  | LVIII

Semi-Annual Shareholder Report — June 30, 2024

LVIII-06/24-SAR

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares  | SMCPI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$28	0.55%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	2.64%	12.63%	8.62%	8.03%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2500™ Index...
	2.35	10.47	8.31	7.99
Net Assets...
$154,132,421
Number of Portfolio Holdings...
466
Portfolio Turnover Rate...
60%

The Fund's returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.3%
Financials...
14.5
Health Care...
14.0
Consumer Discretionary...
14.0
Information Technology...
13.7
Real Estate...
5.6
Energy...
5.3
Materials...
4.3
Consumer Staples...
2.8
Utilities...
2.6
Communication Services...
2.1
Short-Term Securities...
13.8
Liabilities in Excess of Other Assets...
(13.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares  | SMCPI

Semi-Annual Shareholder Report — June 30, 2024

SMCPI-06/24-SAR

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares  | SCIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$40	0.80%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	2.53%	12.37%	8.35%	7.78%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2500™ Index...
	2.35	10.47	8.31	7.99
Net Assets...
$154,132,421
Number of Portfolio Holdings...
466
Portfolio Turnover Rate...
60%

The Fund's returns for the period between June 12, 2017 and February 8, 2021, are the returns of the Fund when it followed different investment strategies under the name BlackRock Advantage U.S. Total Market V.I. Fund. The Fund's returns prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Value Opportunities V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
20.3%
Financials...
14.5
Health Care...
14.0
Consumer Discretionary...
14.0
Information Technology...
13.7
Real Estate...
5.6
Energy...
5.3
Materials...
4.3
Consumer Staples...
2.8
Utilities...
2.6
Communication Services...
2.1
Short-Term Securities...
13.8
Liabilities in Excess of Other Assets...
(13.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares  | SCIII

Semi-Annual Shareholder Report — June 30, 2024

SCIII-06/24-SAR

BlackRock Basic Value V.I. Fund

Class I Shares  | BAVLI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$37	0.73%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	6.18%	12.96%	9.94%	7.60%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$317,651,951
Number of Portfolio Holdings...
71
Portfolio Turnover Rate...
20%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.0%
Health Care...
17.9
Industrials...
14.1
Consumer Discretionary...
9.2
Information Technology...
8.5
Energy...
8.3
Communication Services...
8.2
Consumer Staples...
5.2
Utilities...
3.3
Materials...
3.2
Short-Term Securities...
13.5
Liabilities in Excess of Other Assets...
(12.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class I Shares  | BAVLI

Semi-Annual Shareholder Report — June 30, 2024

BAVLI-06/24-SAR

BlackRock Basic Value V.I. Fund

Class III Shares  | BVIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	1.01%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	6.03%	12.67%	9.63%	7.30%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$317,651,951
Number of Portfolio Holdings...
71
Portfolio Turnover Rate...
20%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.0%
Health Care...
17.9
Industrials...
14.1
Consumer Discretionary...
9.2
Information Technology...
8.5
Energy...
8.3
Communication Services...
8.2
Consumer Staples...
5.2
Utilities...
3.3
Materials...
3.2
Short-Term Securities...
13.5
Liabilities in Excess of Other Assets...
(12.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class III Shares  | BVIII

Semi-Annual Shareholder Report — June 30, 2024

BVIII-06/24-SAR

BlackRock Capital Appreciation V.I. Fund

Class I Shares  | FDGRI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$40	0.71%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	23.18%	37.25%	15.96%	15.15%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$79,286,920
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.4%
Communication Services...
13.5
Consumer Discretionary...
12.7
Health Care...
10.0
Financials...
8.0
Industrials...
4.8
Real Estate...
1.0
Materials...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class I Shares  | FDGRI

Semi-Annual Shareholder Report — June 30, 2024

FDGRI-06/24-SAR

BlackRock Capital Appreciation V.I. Fund

Class III Shares  | FGIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$55	0.99%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	23.06%	36.96%	15.68%	14.85%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$79,286,920
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.4%
Communication Services...
13.5
Consumer Discretionary...
12.7
Health Care...
10.0
Financials...
8.0
Industrials...
4.8
Real Estate...
1.0
Materials...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class III Shares  | FGIII

Semi-Annual Shareholder Report — June 30, 2024

FGIII-06/24-SAR

BlackRock Equity Dividend V.I. Fund

Class I Shares  | UTTLI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$34	0.67%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	7.16%	13.19%	9.88%	9.25%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$308,873,260
Number of Portfolio Holdings...
94
Portfolio Turnover Rate...
24%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.1%
Health Care...
18.0
Industrials...
10.5
Information Technology...
8.1
Energy...
7.8
Consumer Staples...
6.8
Communication Services...
6.3
Consumer Discretionary...
5.6
Utilities...
4.6
Materials...
3.4
Real Estate...
1.5
Short-Term Securities...
11.3
Liabilities in Excess of Other Assets...
(7.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class I Shares  | UTTLI

Semi-Annual Shareholder Report — June 30, 2024

UTTLI-06/24-SAR

BlackRock Equity Dividend V.I. Fund

Class III Shares  | UTIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$47	0.92%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.02%	12.95%	9.61%	8.99%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Russell 1000® Value Index...
	6.62	13.06	9.01	8.23
Net Assets...
$308,873,260
Number of Portfolio Holdings...
94
Portfolio Turnover Rate...
24%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.1%
Health Care...
18.0
Industrials...
10.5
Information Technology...
8.1
Energy...
7.8
Consumer Staples...
6.8
Communication Services...
6.3
Consumer Discretionary...
5.6
Utilities...
4.6
Materials...
3.4
Real Estate...
1.5
Short-Term Securities...
11.3
Liabilities in Excess of Other Assets...
(7.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class III Shares  | UTIII

Semi-Annual Shareholder Report — June 30, 2024

UTIII-06/24-SAR

BlackRock Global Allocation V.I. Fund

Class I Shares  | GLALI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$39	0.76%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	6.32%	11.92%	6.78%	5.14%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%); FTSE World (ex U.S.) Index (24%); ICE BofA Current 5-Year U.S. Treasury Index (24%); and FTSE Non-U.S. Dollar World Government Bond Index (16%).

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Key Fund statistics

Net Assets...
$4,457,940,653
Number of Portfolio Holdings...
2,421
Portfolio Turnover Rate...
82%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.6%	-%	63.6%
United Kingdom...
	4.8	-	4.8
Japan...
	4.8	-	4.8
Netherlands...
	3.4	-	3.4
France...
	2.9	-	2.9
Germany...
	2.1	-	2.1
Canada...
	2.1	-	2.1
Spain...
	1.8	-	1.8
Italy...
	1.8	-	1.8
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	11.2	-	11.2
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class I Shares  | GLALI

Semi-Annual Shareholder Report — June 30, 2024

GLALI-06/24-SAR

BlackRock Global Allocation V.I. Fund

Class II Shares  | GLAII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$47	0.91%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	6.23%	11.77%	6.62%	4.98%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%); FTSE World (ex U.S.) Index (24%); ICE BofA Current 5-Year U.S. Treasury Index (24%); and FTSE Non-U.S. Dollar World Government Bond Index (16%).

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Key Fund statistics

Net Assets...
$4,457,940,653
Number of Portfolio Holdings...
2,421
Portfolio Turnover Rate...
82%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.6%	-%	63.6%
United Kingdom...
	4.8	-	4.8
Japan...
	4.8	-	4.8
Netherlands...
	3.4	-	3.4
France...
	2.9	-	2.9
Germany...
	2.1	-	2.1
Canada...
	2.1	-	2.1
Spain...
	1.8	-	1.8
Italy...
	1.8	-	1.8
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	11.2	-	11.2
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class II Shares  | GLAII

Semi-Annual Shareholder Report — June 30, 2024

GLAII-06/24-SAR

BlackRock Global Allocation V.I. Fund

Class III Shares  | GAIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	1.01%

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	6.22%	11.67%	6.51%	4.89%
FTSE World Index...
	11.56	20.38	11.97	9.37
Reference Benchmark...
	5.53	11.89	6.40	5.77

The Reference Benchmark is comprised of the returns of the S&P 500® Index (36%); FTSE World (ex U.S.) Index (24%); ICE BofA Current 5-Year U.S. Treasury Index (24%); and FTSE Non-U.S. Dollar World Government Bond Index (16%).

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Key Fund statistics

Net Assets...
$4,457,940,653
Number of Portfolio Holdings...
2,421
Portfolio Turnover Rate...
82%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.6%	-%	63.6%
United Kingdom...
	4.8	-	4.8
Japan...
	4.8	-	4.8
Netherlands...
	3.4	-	3.4
France...
	2.9	-	2.9
Germany...
	2.1	-	2.1
Canada...
	2.1	-	2.1
Spain...
	1.8	-	1.8
Italy...
	1.8	-	1.8
China...
	1.5	-	1.5
OtherFootnote Reference(b)...
	11.2	-	11.2
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class III Shares  | GAIII

Semi-Annual Shareholder Report — June 30, 2024

GAIII-06/24-SAR

BlackRock Government Money Market V.I. Fund

Class I Shares  | DMMKI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$15	0.30%

Key Fund statistics

Net Assets...
$256,117,384
Number of Portfolio Holdings...
99

What did the Fund invest in?

(as of June 30, 2024)

Current seven-day yields

7-Day SEC Yield	7-Day Yield
Class I Shares ...
5.05%	5.05%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Portfolio composition

Investment Type	Percent of Net Assets
U.S. Treasury Obligations...
42.0%
Repurchase Agreements...
29.3
U.S. Government Sponsored Agency Obligations...
20.9
Other Assets Less Liabilities...
7.8

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market V.I. Fund

Class I Shares  | DMMKI

Semi-Annual Shareholder Report — June 30, 2024

DMMKI-06/24-SAR

BlackRock International Index V.I. Fund

Class I Shares  | BIIVX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$14	0.27%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	5.27%	10.95%	6.45%	4.20%
MSCI EAFE Index ...
	5.34	11.54	6.46	4.33
Net Assets...
$212,203,237
Number of Portfolio Holdings...
751
Portfolio Turnover Rate...
2%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.6%
United Kingdom...
11.2
France...
9.4
Germany...
8.5
United States...
8.3
Australia...
7.5
Switzerland...
6.3
Netherlands...
4.9
Denmark...
3.9
Sweden...
3.2
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
1.3
Liabilities in Excess of Other Assets...
(0.1)
Footnote	Description
Footnote(a)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class I Shares  | BIIVX

Semi-Annual Shareholder Report — June 30, 2024

BIIVX-06/24-SAR

BlackRock International Index V.I. Fund

Class III Shares  | BIIYX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$27	0.52%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	5.20%	10.77%	6.18%	3.94%
MSCI EAFE Index ...
	5.34	11.54	6.46	4.33
Net Assets...
$212,203,237
Number of Portfolio Holdings...
751
Portfolio Turnover Rate...
2%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the International Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.6%
United Kingdom...
11.2
France...
9.4
Germany...
8.5
United States...
8.3
Australia...
7.5
Switzerland...
6.3
Netherlands...
4.9
Denmark...
3.9
Sweden...
3.2
OtherFootnote Reference(a)...
13.0
Short-Term Securities...
1.3
Liabilities in Excess of Other Assets...
(0.1)
Footnote	Description
Footnote(a)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class III Shares  | BIIYX

Semi-Annual Shareholder Report — June 30, 2024

BIIYX-06/24-SAR

BlackRock International V.I. Fund

Class I Shares  | IVVVI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$43	0.86%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	1.98%	7.32%	6.09%	3.96%
MSCI ACWI ex USA Index...
	5.69	11.62	5.55	3.84
Net Assets...
$78,123,558
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
37%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
15.2%
United States...
12.5
Germany...
11.8
United Kingdom...
10.2
Canada...
10.0
France...
7.3
Denmark...
6.4
Netherlands...
6.0
China...
4.7
Taiwan...
4.1
OtherFootnote Reference(a)...
10.5
Short-Term Securities...
1.3
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International V.I. Fund

Class I Shares  | IVVVI

Semi-Annual Shareholder Report — June 30, 2024

IVVVI-06/24-SAR

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares  | LGGGI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$45	0.81%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	22.40%	36.47%	15.90%	15.33%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$268,316,852
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed a different investment strategies under the name BlackRock Large Cap Growth V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.3%
Communication Services...
12.7
Consumer Discretionary...
12.5
Health Care...
10.3
Financials...
8.3
Industrials...
5.0
Real Estate...
1.1
Materials...
1.0
Short-Term Securities...
0.0Footnote Reference(b)
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares  | LGGGI

Semi-Annual Shareholder Report — June 30, 2024

LGGGI-06/24-SAR

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares  | LGIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$59	1.06%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	22.26%	36.17%	15.61%	15.04%
Russell 1000® Index...
	14.24	23.88	14.61	12.51
Russell 1000® Growth Index...
	20.70	33.48	19.34	16.33
Net Assets...
$268,316,852
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
12%

The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed a different investment strategies under the name BlackRock Large Cap Growth V.I. Fund.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 1000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
49.3%
Communication Services...
12.7
Consumer Discretionary...
12.5
Health Care...
10.3
Financials...
8.3
Industrials...
5.0
Real Estate...
1.1
Materials...
1.0
Short-Term Securities...
0.0Footnote Reference(b)
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares  | LGIII

Semi-Annual Shareholder Report — June 30, 2024

LGIII-06/24-SAR

BlackRock Managed Volatility V.I. Fund

Class I Shares  | AMBLI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.61%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	7.55%	8.43%	4.56%	3.01%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51
FTSE WGBI (hedged into USD)...
	(0.57)	2.75	(0.58)	1.68
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	5.26	10.91	5.28	5.28
Net Assets...
$165,243,865
Number of Portfolio Holdings...
848
Portfolio Turnover Rate...
76%

On December 1,2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S.Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
100.0%
Corporate Bonds...
0.0Footnote Reference(b)
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class I Shares  | AMBLI

Semi-Annual Shareholder Report — June 30, 2024

AMBLI-06/24-SAR

BlackRock Managed Volatility V.I. Fund

Class III Shares  | ABIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.86%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	7.49%	8.26%	4.31%	2.76%
MSCI All Country World Index...
	11.30	19.38	10.76	8.43
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.63	5.40	2.16	1.51
FTSE WGBI (hedged into USD)...
	(0.57)	2.75	(0.58)	1.68
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	5.26	10.91	5.28	5.28
Net Assets...
$165,243,865
Number of Portfolio Holdings...
848
Portfolio Turnover Rate...
76%

On December 1,2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S.Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Portfolio composition

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
100.0%
Corporate Bonds...
0.0Footnote Reference(b)
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Other Interests...
-
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class III Shares  | ABIII

Semi-Annual Shareholder Report — June 30, 2024

ABIII-06/24-SAR

BlackRock S&P 500 Index V.I. Fund

Class I Shares  | IDXVI

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$8	0.14%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	15.20%	24.48%	14.90%	12.64%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Net Assets...
$2,710,305,660
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
1%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
12.4
Health Care...
11.7
Consumer Discretionary...
9.9
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.8
Energy...
3.6
Utilities...
2.2
Materials...
2.2
Real Estate...
2.1
Short-Term Securities...
3.1
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class I Shares  | IDXVI

Semi-Annual Shareholder Report — June 30, 2024

IDXVI-06/24-SAR

BlackRock S&P 500 Index V.I. Fund

Class II Shares  | IXVII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$16	0.29%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class II Shares ...
	15.11%	24.25%	14.72%	12.47%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Net Assets...
$2,710,305,660
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
1%

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
12.4
Health Care...
11.7
Consumer Discretionary...
9.9
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.8
Energy...
3.6
Utilities...
2.2
Materials...
2.2
Real Estate...
2.1
Short-Term Securities...
3.1
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class II Shares  | IXVII

Semi-Annual Shareholder Report — June 30, 2024

IXVII-06/24-SAR

BlackRock S&P 500 Index V.I. Fund

Class III Shares  | IVIII

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$21	0.39%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	15.05%	24.14%	14.61%	12.36%
S&P 500® Index...
	15.29	24.56	15.05	12.86
Net Assets...
$2,710,305,660
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
1%

The returns for Class III Shares prior to February 14, 2018, the recommencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
12.4
Health Care...
11.7
Consumer Discretionary...
9.9
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.8
Energy...
3.6
Utilities...
2.2
Materials...
2.2
Real Estate...
2.1
Short-Term Securities...
3.1
Liabilities in Excess of Other Assets...
(2.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class III Shares  | IVIII

Semi-Annual Shareholder Report — June 30, 2024

IVIII-06/24-SAR

BlackRock Small Cap Index V.I. Fund

Class I Shares  | BSIVX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$11	0.22%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class I Shares ...
	1.59%	9.74%	6.78%	6.77%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2000® Index...
	1.73	10.06	6.94	7.00
Net Assets...
$310,175,025
Number of Portfolio Holdings...
2,018
Portfolio Turnover Rate...
12%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
17.2%
Health Care...
17.1
Financials...
17.1
Information Technology...
13.3
Consumer Discretionary...
9.9
Energy...
6.6
Real Estate...
6.0
Materials...
4.5
Consumer Staples...
2.7
Utilities...
2.7
Communication Services...
2.5
Short-Term Securities...
15.4
Liabilities in Excess of Other Assets...
(15.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class I Shares  | BSIVX

Semi-Annual Shareholder Report — June 30, 2024

BSIVX-06/24-SAR

BlackRock Small Cap Index V.I. Fund

Class III Shares  | BSIYX

Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$24	0.47%

Fund performance

Average annual total returns

Key Fund statistics

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Class III Shares ...
	1.51%	9.57%	6.52%	6.51%
Russell 3000® Index...
	13.56	23.13	14.14	12.15
Russell 2000® Index...
	1.73	10.06	6.94	7.00
Net Assets...
$310,175,025
Number of Portfolio Holdings...
2,018
Portfolio Turnover Rate...
12%

On October 29, 2018, the Fund acquired all of the assets and assumed certain stated liabilities of the Small Cap Equity Index Fund (the “Predecessor Fund”), a series of State Farm Variable Product Trust, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization; accordingly, the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.

The returns for Class III Shares prior to February 9, 2021, the commencement of operations of Class III Shares, are based upon the performance of the Fund’s Class I Shares, as adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Average annual total returns do not reflect insurance-related fees and expenses.

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of  June 30, 2024)

(as of June 30, 2024)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
17.2%
Health Care...
17.1
Financials...
17.1
Information Technology...
13.3
Consumer Discretionary...
9.9
Energy...
6.6
Real Estate...
6.0
Materials...
4.5
Consumer Staples...
2.7
Utilities...
2.7
Communication Services...
2.5
Short-Term Securities...
15.4
Liabilities in Excess of Other Assets...
(15.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class III Shares  | BSIYX

Semi-Annual Shareholder Report — June 30, 2024

BSIYX-06/24-SAR

(b)    Not Applicable.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable.
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a)    The registrant’s Financial Statements are attached herewith.
(b)    The registrant’s Financial Highlights are attached herewith.

JUNE 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

2024
Blackrock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 64.4%
iShares Core MSCI Emerging Markets ETF .. 239,927 $ 12,843,292
iShares Core S&P 500 ETF
(b)
............ 185,938 101,750,852
iShares MSCI EAFE Growth ETF
(b)
........ 345,352 35,329,510
iShares MSCI EAFE Value ETF
(b)
......... 299,461 15,883,411
iShares MSCI Emerging Markets ex China
ETF
(b)
.......................... 176,603 10,454,898
iShares MSCI USA Momentum Factor ETF
(b)
. 67,992 13,249,601
iShares MSCI USA Quality Factor ETF
(b)
.... 343,149 58,596,123
iShares S&P 500 Growth ETF
(b)
.......... 498,887 46,167,003
iShares S&P 500 Value ETF
(b)
........... 126,937 23,103,803
iShares U.S. Infrastructure ETF .......... 121,922 5,135,355
iShares U.S. Technology ETF
(b)
.......... 115,497 17,382,298
339,896,146
Fixed-Income Funds — 35.5%
(b)
iShares 20+ Year Treasury Bond ETF ...... 165,583 15,197,208
iShares Core Total USD Bond Market ETF ... 2,998,554 135,594,612
iShares J.P. Morgan USD Emerging Markets
Bond ETF ....................... 66,790 5,909,579
iShares MBS ETF ................... 333,767 30,643,148
187,344,547
Total Long-Term Investments — 99 .9%
(Cost: $ 493,176,822 ) .............................. 527,240,693
Security Shares Value
Short-Term Securities
Money Market Funds — 24 .2%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(d)
................... 127,223,617 $ 127,274,506
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% ..................... 777,361 777,361
Total Short-Term Securities — 24 .2%
(Cost: $ 128,045,886 ) .............................. 128,051,867
Total Investments — 124 .1%
(Cost: $ 621,222,708 ) .............................. 655,292,560
Liabilities in Excess of Other Assets — (24.1) % ............ (127,419,336)
Net Assets — 100.0% ............................... $ 527,873,224
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 127,279,589
(a)
$ — $ (11,064) $ 5,981 $ 127,274,506 127,223,617 $ 190,509
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,724,850 — (947,489)
(a)
— — 777,361 777,361 30,918 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 101,778,973 — (101,746,156)
(a)
(32,817) — — — — —
iShares 20+ Year Treasury
Bond ETF ............ 16,879,211 882,737 (1,377,615) (109,182) (1,077,943) 15,197,208 165,583 246,619 —
iShares Core MSCI Emerging
Markets ETF .......... 9,754,454 7,871,346 (5,161,169) 168,815 209,846 12,843,292 239,927 120,486 —
iShares Core S&P 500 ETF .. 157,146,957 19,394,334 (94,589,667) 24,266,226 (4,466,998) 101,750,852 185,938 650,396 —
iShares Core Total USD Bond
Market ETF .......... 91,295,030 47,461,164 (1,268,335) 8,326 (1,901,573) 135,594,612 2,998,554 2,009,618 —
iShares Global Energy ETF
(c)
. 4,083,397 588,639 (5,001,464) 39,718 289,710 — — — —
iShares High Yield Systematic
Bond ETF
(c)
.......... — 7,220,146 (7,128,248) (91,898) — — — 73,699 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 13,743,197 12,367 (13,597,725) 570,942 (728,781) — — — —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 5,110,085 2,538,012 (1,715,288) 49,128 (72,358) 5,909,579 66,790 134,870 —
iShares MBS ETF ........ 28,021,258 3,608,396 (316,356) 10,000 (680,150) 30,643,148 333,767 460,157 —
iShares MSCI EAFE Growth
ETF ................ 17,406,850 17,517,267 (225,058) 10,407 620,044 35,329,510 345,352 303,303 —
iShares MSCI EAFE Value ETF 28,464,522 1,446,335 (15,077,331) 827,968 221,917 15,883,411 299,461 445,365 —
iShares MSCI Emerging
Markets ex China ETF ... 4,804,102 5,255,223 (82,345) 10,523 467,395 10,454,898 176,603 85,565 —
iShares MSCI USA Momentum
Factor ETF ........... — 12,670,159 (79,513) (217) 659,172 13,249,601 67,992 24,156 —
iShares MSCI USA Quality
Factor ETF ........... 33,097,672 40,798,715 (20,057,944) 4,341,821 415,859 58,596,123 343,149 243,154 —
iShares S&P 100 ETF
(c)
.... 9,383,497 8,495 (9,733,275) 1,250,070 (908,787) — — — —
iShares S&P 500 Growth ETF 9,305,491 42,961,409 (9,904,276) 880,535 2,923,844 46,167,003 498,887 61,560 —
iShares S&P 500 Value ETF . — 22,322,899 (144,431) 5,400 919,935 23,103,803 126,937 210,413 —
iShares Treasury Floating Rate
Bond ETF
(c)
.......... 22,183,786 265,860 (22,510,305) (2,398) 63,057 — — 114,208 —
iShares U.S. Infrastructure ETF 4,717,389 250,283 (50,423) 3,178 214,928 5,135,355 121,922 39,684 —
iShares U.S. Technology ETF 13,829,997 651,129 (255,397) 107,980 3,048,589 17,382,298 115,497 18,060 —
$ 32,303,461 $ 223,687 $ 655,292,560 $ 5,462,740 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2024
Blackrock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 527,240,693 $ — $ — $ 527,240,693
Short-Term Securities
Money Market Funds ...................................... 128,051,867 — — 128,051,867
$ 655,292,560 $ — $ — $ 655,292,560

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 655,292,560
Receivables: –
Securities lending income — affiliated ...................................................................................... 24,843
Capital shares sold ................................................................................................... 405,536
Dividends — affiliated ................................................................................................. 7,408
Prepaid e xpenses ..................................................................................................... 1,748
Total a ssets .........................................................................................................
655,732,095
LIABILITIES
Collateral on securities loaned ............................................................................................. 127,299,221
Payables: –
Accounting services fees ............................................................................................... 33,789
Capital shares redeemed ............................................................................................... 63,744
Distribution fees ..................................................................................................... 19,011
Investment advisory fees .............................................................................................. 60,912
Printing and postage fees .............................................................................................. 66,063
Professional fees .................................................................................................... 47,289
Transfer agent fees .................................................................................................. 260,213
Other accrued expenses ............................................................................................... 8,629
Total li abilities ........................................................................................................
127,858,871
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 527,873,224
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 462,406,254
Accumulated earnings .................................................................................................. 65,466,970
NET ASSETS ........................................................................................................
$ 527,873,224
(a)
  Investments, at cost — affiliated ................................................................................... $ 621,222,708
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 124,101,411

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
6
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 428,613,098
Shares outstanding ...................................................................................................
30,003,912
Net asset value .....................................................................................................
$ 14.29
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 99,260,126
Shares outstanding ...................................................................................................
7,008,535
Net asset value .....................................................................................................
$ 14.16
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
7
Statement of Operations
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 5,272,231
Interest — unaffiliated ................................................................................................. 6,882
Securities lending income — affiliated — net ................................................................................. 190,509
Total investment income .................................................................................................
5,469,622
EXPENSES
Transfer agent — class specific .......................................................................................... 521,735
Investment advisory .................................................................................................. 369,445
Distribution — class specific ............................................................................................ 109,484
Printing and postage ................................................................................................. 34,756
Professional ....................................................................................................... 34,021
Accounting services .................................................................................................. 33,737
Custodian ......................................................................................................... 8,038
Directors and Officer ................................................................................................. 4,911
Transfer agent ...................................................................................................... 2,500
Miscellaneous ...................................................................................................... 4,154
Total expenses excluding interest expense .....................................................................................
1,122,781
Interest expense .................................................................................................... 3,455
Total expenses .......................................................................................................
1,126,236
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (23,556)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (521,727)
Total expenses after fees waived and/or reimbursed ..............................................................................
580,953
Net investment income ..................................................................................................
4,888,669
REALIZED AND UNREALIZED GAIN (LOSS) $ 32,527,148
Net realized gain from investments - affiliated ................................................................................. 32,303,461
Net change in unrealized appreciation on investments - affiliated .................................................................... 223,687
Net realized and unrealized gain ...........................................................................................
32,527,148
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 37,415,817

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
8
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................... $ 4,888,669  $ 10,153,225
Net realized gain (loss) ............................................................................... 32,303,461  (4,935,767)
Net change in unrealized appreciation (depreciation) ........................................................... 223,687  55,513,067
Net increase in net assets resulting from operations .............................................................. 37,415,817  60,730,525
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Class I ......................................................................................... —  (7,564,768)
Class III ........................................................................................ —  (1,405,606)
Return of capital:
Class I ......................................................................................... —  (109,116)
Class III ........................................................................................ —  (20,275)
Decrease in net assets resulting from distributions to shareholders .................................................... —  (9,099,765)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................... 20,693,695  41,173,739
NET ASSETS
Total increase in net assets .............................................................................. 58,109,512  92,804,499
Beginning of period ................................................................................... 469,763,712  376,959,213
End of period .......................................................................................
$ 527,873,224  $ 469,763,712
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Net asset value, beginning of period ............
$ 13.25  $ 11.69  $ 14.03  $ 13.72  $ 12.17  $ 10.32
Net investment income
(b)
....................
0 .14  0 .31  0 .29  0 .31  0 .22  0 .28
Net realized and unrealized gain (loss) ...........
0 .90  1 .52  ( 2 .37 ) 1 .33  1 .57  1 .93
Net increase (decrease) from investment operations ... 1.04  1.83  (2.08) 1.64  1.79  2.21
Distributions
(c)
– – – – – –
From net investment income .................
—  ( 0 .27 ) ( 0 .26 ) ( 0 .28 ) ( 0 .21 ) ( 0 .24 )
From net realized gain ......................
—  —  ( 0 .00 )
(d)
( 1 .05 ) ( 0 .03 ) ( 0 .12 )
Return of capital .......................... —  ( 0 .00 )
(d)
—  —  —  —
Total distributions ........................... —  (0.27) (0.26) (1.33) (0.24) (0.36)
Net asset value, end of period ................. $ 14.29  $ 13.25  $ 11.69  $ 14.03  $ 13.72  $ 12.17
Total Return
(e)
Based on net asset value ..................... 7.85%
(f)
15.62% (14.82)% 11.99% 14.67% 21.41%
Ratios to Average Net Assets
(g)
Total expen ses ............................
0.41%
(h)
0.39% 0.41% 0.46% 0.53% 0.57%
Total expenses after fees waived and/or reimbursed ...
0.19%
(h)
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ......................
2.02%
(h)
2.48% 2.32% 2.10% 1.78% 2.45%
Supplemental Data
Net assets, end of period (000) ................. $ 428,613  $ 389,689  $ 322,847  $ 338,569  $ 243,296  $ 173,351
Portfolio turnover rate ........................ 42% 62% 57% 62% 89% 61%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
10
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
(a)
Net asset value, beginning of period ............
$ 13.15  $ 11.61  $ 13.94  $ 13.65  $ 12.12  $ 10.28
Net investment income
(b)
....................
0 .12  0 .28  0 .26  0 .30  0 .19  0 .28
Net realized and unrealized gain (loss) ...........
0 .89  1 .50  ( 2 .36 ) 1 .30  1 .55  1 .90
Net increase (decrease) from investment operations ... 1.01  1.78  (2.10) 1.60  1.74  2.18
Distributions
(c)
– – – – – –
From net investment income .................
—  ( 0 .24 ) ( 0 .23 ) ( 0 .26 ) ( 0 .18 ) ( 0 .22 )
From net realized gain ......................
—  —  ( 0 .00 )
(d)
( 1 .05 ) ( 0 .03 ) ( 0 .12 )
Return of capital .......................... —  ( 0 .00 )
(d)
—  —  —  —
Total distributions ........................... —  (0.24) (0.23) (1.31) (0.21) (0.34)
Net asset value, end of period ................. $ 14.16  $ 13.15  $ 11.61  $ 13.94  $ 13.65  $ 12.12
Total Return
(e)
Based on net asset value ..................... 7.68%
(f)
15.32% (15.04)% 11.70% 14.35% 21.22%
Ratios to Average Net Assets
(g)
Total expen ses ............................
0.67%
(h)
0.65% 0.63% 0.71% 0.77% 0.86%
Total expenses after fees waived and/or reimbursed ...
0.44%
(h)
0.44% 0.44% 0.44% 0.44% 0.44%
Net investment income ......................
1.80%
(h)
2.29% 2.14% 2.05% 1.56% 2.38%
Supplemental Data
Net assets, end of period (000) ................. $ 99,260  $ 80,075  $ 54,112  $ 44,504  $ 20,623  $ 11,094
Portfolio turnover rate ........................ 42% 62% 57% 62% 89% 61%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
12
from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BMO Capital Markets Corp. .......................... $ 10,347,052 $ (10,347,052) $ — $ —
BNP Paribas SA ................................. 73,554 (73,554) — —
Citigroup Global Markets, Inc. ........................ 11,534,747 (11,534,747) — —
Goldman Sachs & Co. LLC .......................... 85,604,991 (85,604,991) — —
J.P. Morgan Securities LLC .......................... 5,969,369 (5,969,369) — —
Jefferies LLC .................................... 10,571,698 (10,571,698) — —
$ 124,101,411 $ (124,101,411) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $109,484.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $464.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $23,092, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 424,059 $ 97,676 $ 521,735
Class I Class III
Expense Limitations .................................................................................. 0.19% 0.44%

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
14
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $40,979 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $233,724,917 and $208,276,167, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(6,564,925).
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 424,051
Class III ...................................................................................................... 97,676
$ 521,727

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 622,128,899 $ 42,993,078 $ (9,829,417) $ 33,163,661

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
16
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
1,933,062 $ 26,578,000 3,311,784 $ 41,645,991
Shares issued in reinvestment of distributions ........................
— — 577,885 7,673,884
Shares redeemed .........................................
(1,349,082) (18,463,216) (2,089,557) (26,023,362)
583,980 $ 8,114,784 1,800,112 $ 23,296,513
Class III
Shares sold .............................................
1,212,751 $ 16,585,343 1,920,041 $ 23,804,584
Shares issued in reinvestment of distributions ........................
— — 108,192 1,425,881
Shares redeemed .........................................
(294,266) (4,006,432) (598,921) (7,353,239)
918,485 $ 12,578,911 1,429,312 $ 17,877,226
1,502,465 $ 20,693,695 3,229,424 $ 41,173,739

Glossary of Terms Used in this Report
17
Glossary of Terms Used in this Report
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
Currency Abbreviation
USD United States Dollar

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
HEICO Corp. , Class A ................. 221 $ 39,232
Lockheed Martin Corp. ................ 5,237 2,446,203
2,485,435
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. .. 10,619 1,325,145
Automobile Components — 0.4%
Lear Corp. ........................ 6,055 691,542
Automobiles — 1.0%
General Motors Co. .................. 25,762 1,196,902
Tesla, Inc.
(a)
........................ 3,369 666,658
1,863,560
Banks — 1.7%
Citizens Financial Group, Inc. ........... 4,971 179,105
JPMorgan Chase & Co.
(b)
.............. 10,585 2,140,922
KeyCorp .......................... 60,542 860,302
Valley National Bancorp
(b)
.............. 18,189 126,959
3,307,288
Beverages — 0.8%
Monster Beverage Corp.
(a)
.............. 11,196 559,240
PepsiCo, Inc. ...................... 6,420 1,058,851
1,618,091
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc.
(a)
.......... 601 146,043
Amgen, Inc. ....................... 888 277,456
Biogen, Inc.
(a)
...................... 1,994 462,249
Exelixis, Inc.
(a)
...................... 6,872 154,414
Gilead Sciences, Inc. ................. 36,002 2,470,097
Incyte Corp.
(a)
...................... 16,527 1,001,867
Neurocrine Biosciences, Inc.
(a)
........... 10,432 1,436,173
United Therapeutics Corp.
(a)
............. 2,246 715,463
6,663,762
Broadline Retail — 4.6%
Amazon.com, Inc.
(a)
.................. 46,909 9,065,164
Building Products — 0.5%
Advanced Drainage Systems, Inc. ........ 1,534 246,038
Builders FirstSource, Inc.
(a)
............. 4,126 571,080
UFP Industries, Inc. .................. 1,373 153,776
970,894
Capital Markets — 2.7%
Invesco Ltd. ....................... 116,405 1,741,419
Morningstar, Inc. .................... 444 131,357
MSCI, Inc. ........................ 544 262,072
Nasdaq, Inc. ....................... 23,446 1,412,856
S&P Global, Inc. .................... 4,017 1,791,582
5,339,286
Chemicals — 0.3%
Ecolab, Inc. ....................... 337 80,206
Huntsman Corp. .................... 2,145 48,842
PPG Industries, Inc. .................. 3,309 416,570
545,618
Commercial Services & Supplies — 2.0%
Cintas Corp. ....................... 3,168 2,218,424
Waste Management, Inc.
(b)
............. 8,226 1,754,935
3,973,359
Security
Shares
Shares Value
Construction & Engineering — 0.4%
AECOM .......................... 5,364 $ 472,783
EMCOR Group, Inc. .................. 115 41,984
MasTec, Inc.
(a)
...................... 2,820 301,712
816,479
Consumer Finance — 0.2%
OneMain Holdings, Inc. ................ 6,343 307,572
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. ............... 3,431 2,916,316
Kroger Co. (The) .................... 23,774 1,187,036
4,103,352
Containers & Packaging — 0.1%
Packaging Corp. of America ............ 1,273 232,399
Electric Utilities — 0.6%
Exelon Corp. ....................... 12,363 427,884
OGE Energy Corp. ................... 23,193 827,990
1,255,874
Electrical Equipment — 1.3%
AMETEK, Inc. ...................... 1,796 299,411
Eaton Corp. plc ..................... 7,103 2,227,146
2,526,557
Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.
(a)
......................... 7,398 218,167
TE Connectivity Ltd. .................. 14,633 2,201,242
2,419,409
Energy Equipment & Services — 1.0%
Baker Hughes Co. , Class A ............. 10,725 377,198
Schlumberger NV ................... 32,467 1,531,793
1,908,991
Entertainment — 0.7%
Electronic Arts, Inc. .................. 3,318 462,297
Netflix, Inc.
(a)
....................... 865 583,771
Spotify Technology SA
(a)
............... 760 238,481
1,284,549
Financial Services — 4.4%
Berkshire Hathaway, Inc. , Class B
(a)
....... 4,758 1,935,554
Mastercard, Inc. , Class A ............... 7,948 3,506,340
Visa, Inc. , Class A
(b)
.................. 12,105 3,177,199
8,619,093
Food Products — 0.1%
Hershey Co. (The) ................... 1,292 237,508
Ground Transportation — 0.2%
Old Dominion Freight Line, Inc. .......... 2,454 433,376
Health Care Equipment & Supplies — 2.3%
Dexcom, Inc.
(a)
..................... 3,803 431,184
Medtronic plc ...................... 30,327 2,387,038
Stryker Corp. ...................... 5,145 1,750,587
4,568,809
Health Care Providers & Services — 2.8%
Cardinal Health, Inc. .................. 10,180 1,000,898
Centene Corp.
(a)
.................... 20,079 1,331,238
Cigna Group (The) ................... 940 310,736
Elevance Health, Inc. ................. 2,347 1,271,745
Labcorp Holdings, Inc. ................ 2,160 439,582
UnitedHealth Group, Inc. ............... 2,244 1,142,779
5,496,978

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc. ................ 22 $ 87,153
Boyd Gaming Corp. .................. 751 41,380
Carnival Corp.
(a) (b)
.................... 10,395 194,594
MGM Resorts International
(a) (b)
........... 18,051 802,186
Texas Roadhouse, Inc. ................ 712 122,258
1,247,571
Household Durables — 1.4%
DR Horton, Inc. ..................... 8,625 1,215,521
Leggett & Platt, Inc. .................. 18,131 207,781
PulteGroup, Inc. .................... 1,365 150,287
Toll Brothers, Inc. .................... 9,515 1,095,938
2,669,527
Household Products — 1.2%
Colgate-Palmolive Co. ................ 262 25,424
Kimberly-Clark Corp. ................. 16,745 2,314,159
2,339,583
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 39,026 685,687
Insurance — 2.8%
Globe Life, Inc. ..................... 1,637 134,693
Marsh & McLennan Cos., Inc. ........... 12,164 2,563,198
Progressive Corp. (The) ............... 10,861 2,255,938
Reinsurance Group of America, Inc. ....... 2,063 423,472
Travelers Cos., Inc. (The) .............. 548 111,430
5,488,731
Interactive Media & Services — 7.0%
Alphabet, Inc. , Class A ................ 34,975 6,370,696
Alphabet, Inc. , Class C ................ 19,026 3,489,749
Meta Platforms, Inc. , Class A ............ 6,930 3,494,244
Snap, Inc. , Class A
(a)
................. 15,960 265,096
13,619,785
IT Services — 0.0%
Kyndryl Holdings, Inc.
(a)
................ 3,494 91,927
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. ............ 1,943 1,074,479
Machinery — 2.9%
Caterpillar, Inc. ..................... 140 46,634
CNH Industrial NV ................... 54,733 554,445
Cummins, Inc. ...................... 1,705 472,166
Flowserve Corp. .................... 9,127 439,009
Oshkosh Corp. ..................... 17,284 1,870,129
Otis Worldwide Corp. ................. 4,789 460,989
Parker-Hannifin Corp. ................. 3,535 1,788,038
5,631,410
Media — 2.0%
Comcast Corp. , Class A ............... 69,754 2,731,567
Fox Corp. , Class A
(b)
.................. 31,543 1,084,133
Fox Corp. , Class B ................... 522 16,714
3,832,414
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. ............... 2,701 131,269
Nucor Corp. ....................... 6,554 1,036,056
1,167,325
Multi-Utilities — 0.4%
CMS Energy Corp. ................... 13,666 813,537
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp. ...................... 2,505 391,832
ConocoPhillips ..................... 1,793 205,083
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. .................. 20,003 $ 948,142
EOG Resources, Inc. ................. 6,383 803,428
Exxon Mobil Corp. ................... 8,930 1,028,022
Marathon Petroleum Corp. ............. 3,818 662,347
4,038,854
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 1,255 103,324
Passenger Airlines — 0.1%
American Airlines Group, Inc.
(a) (b)
......... 20,813 235,811
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. ............... 30,892 1,282,945
Eli Lilly & Co. ...................... 3,795 3,435,917
Merck & Co., Inc. .................... 12,677 1,569,413
Pfizer, Inc. ........................ 28,548 798,773
Zoetis, Inc. , Class A .................. 2,012 348,800
7,435,848
Residential REITs — 0.4%
Camden Property Trust ................ 4,389 478,884
Equity LifeStyle Properties, Inc. .......... 3,212 209,197
688,081
Retail REITs — 0.3%
Simon Property Group, Inc. ............. 3,980 604,164
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.
(a)
.......... 449 72,832
Applied Materials, Inc. ................ 1,239 292,392
Broadcom, Inc. ..................... 1,029 1,652,090
Intel Corp. ........................ 19,369 599,858
Lam Research Corp. ................. 2,585 2,752,637
Micron Technology, Inc. ................ 10,968 1,442,621
Monolithic Power Systems, Inc. .......... 2,354 1,934,235
NVIDIA Corp. ...................... 92,517 11,429,550
QUALCOMM, Inc. ................... 14,183 2,824,970
23,001,185
Software — 12.0%
Adobe, Inc.
(a)
....................... 1,454 807,755
Atlassian Corp. , Class A
(a)
.............. 5,965 1,055,089
Crowdstrike Holdings, Inc. , Class A
(a)
....... 1,980 758,716
Dropbox, Inc. , Class A
(a)
............... 10,550 237,059
Fortinet, Inc.
(a)
...................... 22,333 1,346,010
Manhattan Associates, Inc.
(a)
............ 8,043 1,984,047
Microsoft Corp. ..................... 33,438 14,945,114
Salesforce, Inc. ..................... 1,372 352,741
ServiceNow, Inc.
(a)
................... 2,437 1,917,115
23,403,646
Specialized REITs — 0.6%
Equinix, Inc. ....................... 1,390 1,051,674
Lamar Advertising Co. , Class A
(b)
......... 499 59,646
SBA Communications Corp. ............ 488 95,794
Weyerhaeuser Co. ................... 2,008 57,007
1,264,121
Specialty Retail — 2.1%
AutoNation, Inc.
(a)
.................... 288 45,901
Home Depot, Inc. (The) ............... 10,336 3,558,065
Penske Automotive Group, Inc.
(b)
......... 2,504 373,146
Ross Stores, Inc. .................... 1,012 147,064
4,124,176
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. ........................ 65,682 13,833,943

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. , Class B .................. 19,521 $ 1,471,298
Trading Companies & Distributors — 1.0%
Watsco, Inc.
(b)
...................... 1,573 728,676
WESCO International, Inc. .............. 5,202 824,621
WW Grainger, Inc. ................... 369 332,927
1,886,224
Total Long-Term Investments — 98 .9%
(Cost: $ 156,035,596 ) .............................. 192,812,741
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 8,261,471 $ 8,264,775
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,660,836 1,660,836
Total Short-Term Securities — 5 .1%
(Cost: $ 9,925,529 ) ............................... 9,925,611
Total Investments — 104 .0%
(Cost: $ 165,961,125 ) .............................. 202,738,352
Liabilities in Excess of Other Assets — (4.0) % ............. (7,802,489)
Net Assets — 100.0% ...............................
$ 194,935,863
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 8,265,547
(a)
$ — $ (854) $ 82 $ 8,264,775 8,261,471 $ 12,086
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,370,506 290,330
(a)
— — — 1,660,836 1,660,836 54,570 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,569,866 — (3,568,488)
(a)
(1,339) (39) — — — —
$ (2,193) $ 43 $ 9,925,611 $ 66,656 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
6
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 09/20/24 $ 2,209 $ (3,206)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,206 $ — $ — $ — $ 3,206
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 186,304 $ — $ — $ — $ 186,304
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (9,302) $ — $ — $ — $ (9,302)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,166,000
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 192,812,741 $ — $ — $ 192,812,741
Short-Term Securities
Money Market Funds ...................................... 9,925,611 — — 9,925,611
$ 202,738,352 $ — $ — $ 202,738,352

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,206) $ — $ — $ (3,206)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
8
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 192,812,741
Investments, at value — affiliated
(c)
.......................................................................................... 9,925,611
Cash pledged: –
Futures contracts .................................................................................................... 60,000
Receivables: –
Investments sold .................................................................................................... 2,233,283
Securities lending income — affiliated ...................................................................................... 1,149
Capital shares sold ................................................................................................... 6,576
Dividends — unaffiliated ............................................................................................... 99,098
Dividends — affiliated ................................................................................................. 8,994
Prepaid e xpenses ..................................................................................................... 26,588
Total a ssets .........................................................................................................
205,174,040
LIABILITIES
Collateral on securities loaned ............................................................................................. 8,278,843
Payables: –
Investments purchased ................................................................................................ 1,619,004
Capital shares redeemed ............................................................................................... 31,219
Distribution fees ..................................................................................................... 5,633
Investment advisory fees .............................................................................................. 79,301
Professional fees .................................................................................................... 20,740
Transfer agent fees .................................................................................................. 114,639
Variation margin on futures contracts ....................................................................................... 9,145
Other accrued expenses ............................................................................................... 79,653
Total li abilities ........................................................................................................
10,238,177
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 194,935,863
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 146,895,025
Accumulated earnings .................................................................................................. 48,040,838
NET ASSETS ........................................................................................................
$ 194,935,863
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 156,035,596
(b)
  Securities loaned, at value ...................................................................................... $ 8,113,222
(c)
  Investments, at cost — affiliated ................................................................................... $ 9,925,529
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
9
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 170,262,459
Shares outstanding ...................................................................................................
7,142,532
Net asset value .....................................................................................................
$ 23.84
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 5,310,390
Shares outstanding ...................................................................................................
222,219
Net asset value .....................................................................................................
$ 23.90
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 19,363,014
Shares outstanding ...................................................................................................
757,299
Net asset value .....................................................................................................
$ 25.57
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
10
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,157,326
Dividends — affiliated ................................................................................................. 54,570
Interest — unaffiliated ................................................................................................. 2,762
Securities lending income — affiliated — net ................................................................................. 12,086
Foreign taxes withheld ................................................................................................ (7)
Total investment income .................................................................................................
1,226,737
EXPENSES
Investment advisory .................................................................................................. 463,177
Transfer agent — class specific .......................................................................................... 188,727
Professional ....................................................................................................... 38,850
Accounting services .................................................................................................. 27,737
Distribution — class specific ............................................................................................ 25,705
Custodian ......................................................................................................... 17,893
Directors and Officer ................................................................................................. 3,827
Printing and postage ................................................................................................. 2,991
Transfer agent ...................................................................................................... 2,486
Miscellaneous ...................................................................................................... 2,362
Total expenses .......................................................................................................
773,755
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (785)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (139,277)
Total expenses after fees waived and/or reimbursed ..............................................................................
633,693
Net investment income ..................................................................................................
593,044
REALIZED AND UNREALIZED GAIN (LOSS) $ 27,696,049
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 15,775,872
Investments — affiliated ............................................................................................. (2,193)
Foreign currency transactions ......................................................................................... 352
Futures contracts .................................................................................................. 186,304
A
15,960,335
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 11,744,973
Investments — affiliated ............................................................................................. 43
Futures contracts .................................................................................................. (9,302)
A
11,735,714
Net realized and unrealized gain ...........................................................................................
27,696,049
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 28,289,093

Statements of Changes in Net Assets
11
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 593,044  $ 1,412,832
Net realized gain .................................................................................. 15,960,335  4,441,221
Net change in unrealized appreciation (depreciation) .......................................................... 11,735,714  32,190,875
Net increase in net assets resulting from operations ............................................................. 28,289,093  38,044,928
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (1,256,439)
Class II ....................................................................................... —  (29,501)
Class III ....................................................................................... —  (89,874)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (1,375,814)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (9,689,567) (22,555,437)
NET ASSETS
Total increase in net assets ............................................................................. 18,599,526  14,113,677
Beginning of period .................................................................................. 176,336,337  162,222,660
End of period ......................................................................................
$ 194,935,863  $ 176,336,337
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
12
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ..........
$ 20.47  $ 16.48  $ 21.17  $ 29.89  $ 27.48  $ 22.80
Net investment income
(a)
..................
0 .07  0 .16  0 .18  0 .25  0 .31  0 .38
Net realized and unrealized gain (loss) .........
3 .30  3 .99  ( 4 .42 ) 7 .78  5 .04  6 .20
Net increase (decrease) from investment operations . 3.37  4.15  (4.24) 8.03  5.35  6.58
Distributions
(b)
– – – – – –
From net investment income ...............
—  ( 0 .16 ) ( 0 .17 ) ( 0 .51 ) ( 0 .33 ) ( 0 .39 )
From net realized gain ....................
—  —  ( 0 .28 ) (16.24) ( 2 .61 ) ( 1 .51 )
Total distributions ......................... —  (0.16) (0.45) (16.75) (2.94) (1.90)
Net asset value, end of period ............... $ 23.84  $ 20.47  $ 16.48  $ 21.17  $ 29.89  $ 27.48
Total Return
(c)
Based on net asset value ................... 16.46%
(d)
25.23%
(e)
(19.99)% 28.44% 19.80% 28.92%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.81%
(g)
0.81% 0.80% 0.71% 0.71% 0.72%
Total expenses after fees waived and/or reimbursed .
0.65%
(g)
0.66% 0.65% 0.56% 0.56% 0.57%
Net investment income ....................
0.67%
(g)
0.87% 0.99% 0.76% 1.12% 1.43%
Supplemental Data
Net assets, end of period (000) ............... $ 170,262  $ 156,576  $ 144,437  $ 203,609  $ 177,977  $ 169,743
Portfolio turnover rate ...................... 56% 111% 117% 116%
(h)
121% 129%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ..........
$ 20.53  $ 16.53  $ 21.24  $ 29.95  $ 27.51  $ 22.83
Net investment income
(a)
..................
0 .06  0 .13  0 .15  0 .19  0 .26  0 .34
Net realized and unrealized gain (loss) .........
3 .31  4 .00  ( 4 .44 ) 7 .79  5 .06  6 .19
Net increase (decrease) from investment operations . 3.37  4.13  (4.29) 7.98  5.32  6.53
Distributions
(b)
– – – – – –
From net investment income ...............
—  ( 0 .13 ) ( 0 .14 ) ( 0 .45 ) ( 0 .27 ) ( 0 .34 )
From net realized gain ....................
—  —  ( 0 .28 ) (16.24) ( 2 .61 ) ( 1 .51 )
Total distributions ......................... —  (0.13) (0.42) (16.69) (2.88) (1.85)
Net asset value, end of period ............... $ 23.90  $ 20.53  $ 16.53  $ 21.24  $ 29.95  $ 27.51
Total Return
(c)
Based on net asset value ................... 16.41%
(d)
25.03%
(e)
(20.17)% 28.20% 19.66% 28.67%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.96%
(g)
0.96% 0.95% 0.86% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed .
0.82%
(g)
0.83% 0.82% 0.73% 0.73% 0.74%
Net investment income ....................
0.50%
(g)
0.70% 0.82% 0.59% 0.96% 1.26%
Supplemental Data
Net assets, end of period (000) ............... $ 5,310  $ 4,518  $ 3,464  $ 4,570  $ 3,771  $ 4,986
Portfolio turnover rate ...................... 56% 111% 117% 116%
(h)
121% 129%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
14
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ..........
$ 21.98  $ 17.69  $ 22.68  $ 29.58  $ 27.22  $ 22.60
Net investment income
(a)
..................
0 .05  0 .12  0 .15  0 .15  0 .23  0 .30
Net realized and unrealized gain (loss) .........
3 .54  4 .28  ( 4 .73 ) 7 .73  4 .99  6 .14
Net increase (decrease) from investment operations . 3.59  4.40  (4.58) 7.88  5.22  6.44
Distributions
(b)
– – – – – –
From net investment income ...............
—  ( 0 .11 ) ( 0 .13 ) ( 0 .02 ) ( 0 .25 ) ( 0 .31 )
From net realized gain ....................
—  —  ( 0 .28 ) (14.76) ( 2 .61 ) ( 1 .51 )
Total distributions ......................... —  (0.11) (0.41) (14.78) (2.86) (1.82)
Net asset value, end of period ............... $ 25.57  $ 21.98  $ 17.69  $ 22.68  $ 29.58  $ 27.22
Total Return
(c)
Based on net asset value ................... 16.33%
(d)
24.90%
(e)
(20.16)% 28.06% 19.50% 28.56%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.05%
(g)
0.97% 0.87% 0.95% 0.96% 0.97%
Total expenses after fees waived and/or reimbursed .
0.93%
(g)
0.93% 0.86% 0.83% 0.84% 0.85%
Net investment income ....................
0.40%
(g)
0.61% 0.79% 0.46% 0.83% 1.15%
Supplemental Data
Net assets, end of period (000) ............... $ 19,363  $ 15,243  $ 14,322  $ 15,962  $ 310,785  $ 309,530
Portfolio turnover rate ...................... 56% 111% 117% 116%
(h)
121% 129%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
16
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
BofA Securities, Inc. ............................... $ 2,477,192 $ (2,477,192) $ — $ —
Goldman Sachs & Co. LLC .......................... 2,503,746 (2,503,746) — —
J.P. Morgan Securities LLC .......................... 2,776,764 (2,776,764) — —
Morgan Stanley .................................. 355,520 (353,932) — 1,588
$ 8,113,222 $ (8,111,634) $ — $ 1,588
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
18
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $785.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 3,696
Class III ......................................................................................................... 22,009
$ 25,705
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 166,554 $ 5,155 $ 17,018 $ 188,727
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 125,872
Class II ...................................................................................................... 3,430
Class III ...................................................................................................... 9,975
$ 139,277

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $2,287 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $102,696,153 and $111,482,740, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%
Purchases ............................................................................................................... $ 8,647,530
Sales ................................................................................................................... 14,248,237
Net Realized Gain .......................................................................................................... 3,336,013

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
20
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(4,847,422).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 166,558,109 $ 40,017,586 $ (3,840,549) $ 36,177,037

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
84,717 $ 1,916,693 155,981 $ 2,893,946
Shares issued in reinvestment of distributions ........................
— — 62,360 1,256,439
Shares redeemed .........................................
(592,755) (13,134,547) (1,334,258) (24,395,528)
(508,038) $ (11,217,854) (1,115,917) $ (20,245,143)
Class II
Shares sold .............................................
23,209 $ 510,837 58,284 $ 1,071,471
Shares issued in reinvestment of distributions ........................
— — 1,459 29,501
Shares redeemed .........................................
(21,000) (468,530) (49,209) (913,659)
2,209 $ 42,307 10,534 $ 187,313
Class III
Shares sold .............................................
219,548 $ 5,262,063 256,918 $ 5,012,520
Shares issued in reinvestment of distributions ........................
— — 4,156 89,874
Shares redeemed .........................................
(155,677) (3,776,083) (377,331) (7,600,001)
63,871 $ 1,485,980 (116,257) $ (2,497,607)
(441,958) $ (9,689,567) (1,221,640) $ (22,555,437)

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
22
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
HEICO Corp. , Class A ................. 3,460 $ 614,219
Hexcel Corp. ....................... 647 40,405
Loar Holdings, Inc.
(a)
.................. 82 4,380
Lockheed Martin Corp. ................ 2,798 1,306,946
Northrop Grumman Corp. .............. 1,400 610,330
Textron, Inc. ....................... 8,865 761,149
3,337,429
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc. .. 10,343 1,290,703
Automobile Components — 0.0%
Lear Corp. ........................ 76 8,680
Automobiles — 1.0%
Ford Motor Co. ..................... 13,695 171,736
General Motors Co. .................. 18,720 869,731
1,041,467
Banks — 5.4%
Bank of America Corp.
(b)
............... 4,658 185,248
Citigroup, Inc. ...................... 7,044 447,012
Citizens Financial Group, Inc. ........... 20,657 744,272
JPMorgan Chase & Co.
(b)
.............. 13,208 2,671,450
KeyCorp .......................... 88,570 1,258,580
PNC Financial Services Group, Inc. (The) ... 287 44,623
Valley National Bancorp
(b)
.............. 53,352 372,397
5,723,582
Beverages — 1.5%
Coca-Cola Co. (The) ................. 3,236 205,972
Molson Coors Beverage Co. , Class B ...... 1,118 56,828
Monster Beverage Corp.
(a)
.............. 9,834 491,208
PepsiCo, Inc. ...................... 4,702 775,501
1,529,509
Biotechnology — 4.0%
Biogen, Inc.
(a)
...................... 3,994 925,889
Exelixis, Inc.
(a)
...................... 9,788 219,936
Gilead Sciences, Inc. ................. 22,549 1,547,087
Incyte Corp.
(a)
...................... 8,730 529,213
Ionis Pharmaceuticals, Inc.
(a)
............ 2,822 134,496
Neurocrine Biosciences, Inc.
(a)
........... 1,931 265,841
Regeneron Pharmaceuticals, Inc.
(a)
........ 113 118,766
United Therapeutics Corp.
(a)
............. 1,556 495,664
4,236,892
Broadline Retail — 1.1%
Amazon.com, Inc.
(a)
.................. 5,810 1,122,783
Building Products — 0.5%
Advanced Drainage Systems, Inc. ........ 540 86,611
Builders FirstSource, Inc.
(a)
............. 2,333 322,910
UFP Industries, Inc. .................. 988 110,656
520,177
Capital Markets — 4.7%
CBOE Global Markets, Inc. ............. 313 53,229
Franklin Resources, Inc.
(b)
.............. 8,020 179,247
Invesco Ltd. ....................... 74,686 1,117,302
Lazard, Inc. ....................... 965 36,844
LPL Financial Holdings, Inc. ............. 61 17,037
Morgan Stanley ..................... 709 68,908
MSCI, Inc. ........................ 437 210,525
Nasdaq, Inc. ....................... 21,413 1,290,347
S&P Global, Inc. .................... 3,591 1,601,586
Security
Shares
Shares Value
Capital Markets (continued)
State Street Corp. ................... 5,098 $ 377,252
4,952,277
Chemicals — 1.9%
Corteva, Inc. ....................... 4,474 241,328
Ecolab, Inc. ....................... 1,557 370,566
Huntsman Corp. .................... 15,226 346,696
LyondellBasell Industries NV , Class A ...... 4,977 476,100
Mosaic Co. (The) .................... 9,951 287,584
PPG Industries, Inc. .................. 1,878 236,421
Sherwin-Williams Co. (The) ............. 189 56,403
2,015,098
Commercial Services & Supplies — 1.7%
Cintas Corp. ....................... 869 608,526
Waste Connections, Inc. ............... 156 27,356
Waste Management, Inc. ............... 5,628 1,200,678
1,836,560
Communications Equipment — 0.2%
Juniper Networks, Inc. ................ 1,549 56,476
Motorola Solutions, Inc. ............... 357 137,820
194,296
Construction & Engineering — 1.1%
AECOM .......................... 6,416 565,506
EMCOR Group, Inc. .................. 668 243,873
MasTec, Inc.
(a)
...................... 740 79,173
Quanta Services, Inc. ................. 1,032 262,221
1,150,773
Consumer Finance — 0.5%
OneMain Holdings, Inc. ................ 10,412 504,878
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ............... 1,123 954,539
Kroger Co. (The) .................... 16,365 817,104
Walmart, Inc. ....................... 5,327 360,691
2,132,334
Containers & Packaging — 0.1%
Packaging Corp. of America ............ 458 83,612
Diversified Telecommunication Services — 0.8%
AT&T, Inc. ......................... 42,822 818,328
Electric Utilities — 2.8%
Exelon Corp. ....................... 36,576 1,265,895
OGE Energy Corp. ................... 32,493 1,160,000
Portland General Electric Co. ............ 448 19,372
PPL Corp. ........................ 17,857 493,746
2,939,013
Electrical Equipment — 1.5%
AMETEK, Inc. ...................... 4,437 739,692
Eaton Corp. plc ..................... 2,646 829,654
1,569,346
Electronic Equipment, Instruments & Components — 1.5%
Avnet, Inc. ........................ 4,612 237,472
Flex Ltd.
(a)
......................... 5,023 148,128
TE Connectivity Ltd. .................. 8,151 1,226,155
1,611,755
Energy Equipment & Services — 0.8%
Schlumberger NV ................... 17,618 831,217

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.4%
Electronic Arts, Inc. .................. 2,747 $ 382,739
Spotify Technology SA
(a)
............... 145 45,500
428,239
Financial Services — 5.6%
Berkshire Hathaway, Inc. , Class B
(a)
....... 8,733 3,552,584
Euronet Worldwide, Inc.
(a)
.............. 1,490 154,215
Mastercard, Inc. , Class A ............... 2,566 1,132,017
Visa, Inc. , Class A
(b)
.................. 4,213 1,105,786
5,944,602
Food Products — 0.4%
Hershey Co. (The) ................... 1,470 270,230
Mondelez International, Inc. , Class A ....... 1,921 125,710
Seaboard Corp. ..................... 4 12,643
408,583
Ground Transportation — 0.3%
Old Dominion Freight Line, Inc. .......... 1,746 308,344
Health Care Equipment & Supplies — 2.9%
Medtronic plc ...................... 20,687 1,628,274
Stryker Corp. ...................... 4,057 1,380,394
3,008,668
Health Care Providers & Services — 5.2%
Cardinal Health, Inc. .................. 6,645 653,336
Cencora, Inc. ...................... 643 144,868
Centene Corp.
(a)
.................... 14,798 981,108
Cigna Group (The) ................... 434 143,467
CVS Health Corp. ................... 7,298 431,020
Elevance Health, Inc. ................. 1,858 1,006,776
HCA Healthcare, Inc. ................. 446 143,291
Labcorp Holdings, Inc. ................ 2,674 544,186
Quest Diagnostics, Inc. ................ 2,099 287,311
UnitedHealth Group, Inc. ............... 2,228 1,134,631
5,469,994
Health Care REITs — 0.3%
Ventas, Inc. ....................... 6,350 325,501
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.
(a) (b)
.................... 8,932 167,207
Darden Restaurants, Inc. .............. 670 101,384
MGM Resorts International
(a) (b)
........... 5,877 261,174
529,765
Household Durables — 1.8%
DR Horton, Inc. ..................... 8,117 1,143,929
Leggett & Platt, Inc. .................. 14,614 167,477
Toll Brothers, Inc. .................... 5,430 625,427
1,936,833
Household Products — 2.9%
Colgate-Palmolive Co. ................ 10,394 1,008,633
Kimberly-Clark Corp. ................. 8,819 1,218,786
Procter & Gamble Co. (The) ............ 5,215 860,058
3,087,477
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)
(b)
................... 22,854 401,545
Industrial REITs — 0.6%
First Industrial Realty Trust, Inc. .......... 3,641 172,984
Prologis, Inc.
(b)
...................... 3,688 414,199
587,183
Insurance — 5.1%
Allstate Corp. (The) .................. 505 80,628
First American Financial Corp. ........... 491 26,489
Security
Shares
Shares Value
Insurance (continued)
Globe Life, Inc. ..................... 3,210 $ 264,119
Marsh & McLennan Cos., Inc. ........... 6,132 1,292,135
MetLife, Inc. ....................... 5,511 386,817
Progressive Corp. (The) ............... 5,853 1,215,727
Reinsurance Group of America, Inc. ....... 5,126 1,052,214
Travelers Cos., Inc. (The) .............. 3,589 729,787
Unum Group ....................... 5,580 285,194
5,333,110
Interactive Media & Services — 1.1%
Alphabet, Inc. , Class A ................ 6,200 1,129,330
IT Services — 0.2%
Amdocs Ltd. ....................... 725 57,217
Kyndryl Holdings, Inc.
(a)
................ 5,556 146,178
203,395
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc. ............ 1,806 998,718
Machinery — 4.5%
Caterpillar, Inc. ..................... 1,659 552,613
CNH Industrial NV ................... 43,756 443,248
Cummins, Inc. ...................... 1,228 340,070
Flowserve Corp. .................... 12,366 594,804
Graco, Inc. ........................ 499 39,561
Illinois Tool Works, Inc. ................ 53 12,559
Oshkosh Corp. ..................... 9,920 1,073,344
Otis Worldwide Corp. ................. 1,245 119,844
Parker-Hannifin Corp. ................. 2,370 1,198,770
Xylem, Inc.
(b)
....................... 2,452 332,565
4,707,378
Media — 2.8%
Comcast Corp. , Class A ............... 49,205 1,926,868
Fox Corp. , Class A
(b)
.................. 29,191 1,003,295
Fox Corp. , Class B ................... 700 22,414
Ibotta, Inc. , Class A
(a)
................. 146 10,973
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
295 6,534
2,970,084
Metals & Mining — 1.1%
Freeport-McMoRan, Inc. ............... 5,007 243,340
Nucor Corp.
(b)
...................... 5,822 920,342
United States Steel Corp. .............. 1,085 41,013
1,204,695
Multi-Utilities — 1.2%
Ameren Corp. ...................... 717 50,986
Black Hills Corp. .................... 481 26,157
CMS Energy Corp. ................... 18,253 1,086,601
DTE Energy Co. .................... 878 97,467
WEC Energy Group, Inc. ............... 196 15,378
1,276,589
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp. ...................... 6,310 987,010
ConocoPhillips ..................... 8,447 966,168
Devon Energy Corp. .................. 13,371 633,785
EOG Resources, Inc. ................. 5,868 738,605
Exxon Mobil Corp. ................... 17,898 2,060,418
Marathon Petroleum Corp. ............. 6,208 1,076,964
Valero Energy Corp. .................. 71 11,130
6,474,080
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 2,305 189,771

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc.
(b)
................ 1,420 $ 57,368
United Airlines Holdings, Inc. ............ 3,471 168,899
226,267
Pharmaceuticals — 3.6%
Alto Neuroscience, Inc.
(a)
............... 14 150
Bristol-Myers Squibb Co. ............... 22,650 940,655
Johnson & Johnson .................. 5,082 742,785
Merck & Co., Inc. .................... 6,379 789,720
Pfizer, Inc. ........................ 48,132 1,346,733
3,820,043
Real Estate Management & Development — 0.0%
(a)
CBRE Group, Inc. , Class A ............. 258 22,990
Zillow Group, Inc. , Class A .............. 285 12,837
35,827
Residential REITs — 0.8%
Camden Property Trust ................ 4,465 487,176
Equity LifeStyle Properties, Inc. .......... 2,734 178,065
Equity Residential ................... 3,082 213,706
878,947
Retail REITs — 0.9%
Kimco Realty Corp. .................. 22,771 443,123
Simon Property Group, Inc. ............. 3,541 537,524
980,647
Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp. ........................ 17,359 537,608
Lam Research Corp. ................. 1,128 1,201,151
Micron Technology, Inc. ................ 11,170 1,469,190
Monolithic Power Systems, Inc. .......... 749 615,439
QUALCOMM, Inc. ................... 5,757 1,146,679
4,970,067
Software — 2.3%
Dropbox, Inc. , Class A
(a)
............... 2,588 58,152
Fortinet, Inc.
(a)
...................... 6,479 390,489
Manhattan Associates, Inc.
(a)
............ 2,103 518,768
Microsoft Corp. ..................... 2,599 1,161,623
Rubrik, Inc. , Class A
(a)
................. 1,133 34,738
Salesforce, Inc. ..................... 197 50,649
ServiceNow, Inc.
(a)
................... 304 239,148
2,453,567
Security
Shares
Shares Value
Specialized REITs — 0.8%
Equinix, Inc. ....................... 902 $ 682,453
Lamar Advertising Co. , Class A
(b)
......... 259 30,958
Weyerhaeuser Co. ................... 4,706 133,604
847,015
Specialty Retail — 0.9%
Home Depot, Inc. (The) ............... 2,569 884,353
Penske Automotive Group, Inc.
(b)
......... 302 45,004
929,357
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.
(b)
....................... 5,148 1,084,272
Hewlett Packard Enterprise Co. .......... 14,065 297,756
1,382,028
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. , Class B .................. 7,363 554,949
Under Armour, Inc. , Class C
(a)
........... 947 6,184
561,133
Trading Companies & Distributors — 1.1%
Watsco, Inc.
(b)
...................... 439 203,362
WESCO International, Inc. .............. 4,616 731,728
WW Grainger, Inc. ................... 206 185,862
1,120,952
Total Long-Term Investments — 99 .2%
(Cost: $ 98,137,737 ) ............................... 104,580,443
Short-Term Securities
Money Market Funds — 6.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 5,300,357 5,302,477
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 977,001 977,001
Total Short-Term Securities — 6 .0%
(Cost: $ 6,279,395 ) ............................... 6,279,478
Total Investments — 105 .2%
(Cost: $ 104,417,132 ) .............................. 110,859,921
Liabilities in Excess of Other Assets — (5.2) % ............. (5,437,401)
Net Assets — 100.0% ...............................
$ 105,422,520
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 5,301,931
(a)
$ — $ 463 $ 83 $ 5,302,477 5,300,357 $ 5,456
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 866,131 110,870
(a)
— — — 977,001 977,001 23,586 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,306,856 — (2,306,357)
(a)
(499) — — — — —
$ (36) $ 83 $ 6,279,478 $ 29,042 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 09/20/24 $ 828 $ (1,351)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,351 $ — $ — $ — $ 1,351
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 134,287 $ — $ — $ — $ 134,287
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (26,491) $ — $ — $ — $ (26,491)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 944,963

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 104,580,443 $ — $ — $ 104,580,443
Short-Term Securities
Money Market Funds ...................................... 6,279,478 — — 6,279,478
$ 110,859,921 $ — $ — $ 110,859,921
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,351) $ — $ — $ (1,351)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 104,580,443
Investments, at value — affiliated
(c)
.......................................................................................... 6,279,478
Cash pledged: –
Futures contracts .................................................................................................... 48,000
Receivables: –
Investments sold .................................................................................................... 3,128,844
Securities lending income — affiliated ...................................................................................... 804
Capital shares sold ................................................................................................... 668
Dividends — unaffiliated ............................................................................................... 83,630
Dividends — affiliated ................................................................................................. 4,300
Prepaid e xpenses ..................................................................................................... 1,038
Total a ssets .........................................................................................................
114,127,205
LIABILITIES
Collateral on securities loaned ............................................................................................. 5,309,538
Payables: –
Investments purchased ................................................................................................ 3,194,864
Capital shares redeemed ............................................................................................... 32,448
Distribution fees ..................................................................................................... 2,841
Investment advisory fees .............................................................................................. 36,605
Professional fees .................................................................................................... 15,682
Variation margin on futures contracts ....................................................................................... 4,382
Other accrued expenses ............................................................................................... 108,325
Total li abilities ........................................................................................................
8,704,685
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 105,422,520
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 89,999,049
Accumulated earnings .................................................................................................. 15,423,471
NET ASSETS ........................................................................................................
$ 105,422,520
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 98,137,737
(b)
  Securities loaned, at value ...................................................................................... $ 5,183,971
(c)
  Investments, at cost — affiliated ................................................................................... $ 6,279,395
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 90,829,585
Shares outstanding ...................................................................................................
8,409,208
Net asset value .....................................................................................................
$ 10.80
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 14,592,935
Shares outstanding ...................................................................................................
1,393,172
Net asset value .....................................................................................................
$ 10.47
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,018,211
Dividends — affiliated ................................................................................................. 23,586
Interest — unaffiliated ................................................................................................. 1,288
Securities lending income — affiliated — net ................................................................................. 5,456
Foreign taxes withheld ................................................................................................ (101)
Total investment income .................................................................................................
1,048,440
EXPENSES
Investment advisory .................................................................................................. 386,417
Transfer agent — class specific .......................................................................................... 91,886
Professional ....................................................................................................... 34,512
Accounting services .................................................................................................. 25,987
Distribution — class specific ............................................................................................ 17,091
Custodian ......................................................................................................... 12,442
Printing and postage ................................................................................................. 8,061
Directors and Officer ................................................................................................. 3,534
Transfer agent ...................................................................................................... 2,499
Miscellaneous ...................................................................................................... 2,021
Total expenses .......................................................................................................
584,450
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (166,292)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (91,886)
Total expenses after fees waived and/or reimbursed ..............................................................................
326,272
Net investment income ..................................................................................................
722,168
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,240,148
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 7,278,920
Investments — affiliated ............................................................................................. (36)
Foreign currency transactions ......................................................................................... 281
Futures contracts .................................................................................................. 134,287
A
7,413,452
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 853,103
Investments — affiliated ............................................................................................. 83
Futures contracts .................................................................................................. (26,491)
A
826,695
Net realized and unrealized gain ...........................................................................................
8,240,147
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 8,962,315

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
12
BlackRock Advantage Large Cap Value
V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 722,168  $ 1,522,792
Net realized gain .................................................................................. 7,413,452  4,280,641
Net change in unrealized appreciation (depreciation) .......................................................... 826,695  6,441,827
Net increase in net assets resulting from operations ............................................................. 8,962,315  12,245,260
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (4,642,057)
Class III ....................................................................................... —  (644,670)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (5,286,727)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (3,520,887) (717,067)
NET ASSETS
Total increase in net assets ............................................................................. 5,441,428  6,241,466
Beginning of period .................................................................................. 99,981,092  93,739,626
End of period ......................................................................................
$ 105,422,520  $ 99,981,092
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 9.90  $ 9.19  $ 10.43  $ 9.94  $ 9.86  $ 8.40
Net investment income
(a)
....................
0 .07  0 .16  0 .16  0 .16  0 .16  0 .20
Net realized and unrealized gain (loss) ...........
0 .83  1 .09  ( 1 .03 ) 2 .44  0 .18  1 .88
Net increase (decrease) from investment operations ... 0.90  1.25  (0.87) 2.60  0.34  2.08
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .16 ) ( 0 .16 ) ( 0 .19 ) ( 0 .16 ) ( 0 .20 )
From net realized gain ......................
—  ( 0 .38 ) ( 0 .21 ) ( 1 .92 ) ( 0 .10 ) ( 0 .42 )
Total distributions ........................... —  (0.54) (0.37) (2.11) (0.26) (0.62)
Net asset value, end of period ................. $ 10.80  $ 9.90  $ 9.19  $ 10.43  $ 9.94  $ 9.86
Total Return
(c)
Based on net asset value ..................... 9.09%
(d)
13.70% (8.16)% 26.52% 3.66% 24.89%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.10%
(f)
1.12% 1.09% 1.08% 1.11% 1.13%
Total expenses after fees waived and/or reimbursed ...
0.60%
(f)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ......................
1.43%
(f)
1.66% 1.69% 1.37% 1.85% 2.12%
Supplemental Data
Net assets, end of period (000) ................. $ 90,830  $ 87,447  $ 82,509  $ 98,863  $ 81,864  $ 87,984
Portfolio turnover rate ........................ 64% 131% 128% 131% 139% 144%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
14
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 9.61  $ 8.93  $ 10.16  $ 9.73  $ 9.66  $ 8.24
Net investment income
(a)
....................
0 .06  0 .13  0 .14  0 .12  0 .14  0 .18
Net realized and unrealized gain (loss) ...........
0 .80  1 .06  ( 1 .02 ) 2 .39  0 .17  1 .84
Net increase (decrease) from investment operations ... 0.86  1.19  (0.88) 2.51  0.31  2.02
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .13 ) ( 0 .14 ) ( 0 .16 ) ( 0 .14 ) ( 0 .18 )
From net realized gain ......................
—  ( 0 .38 ) ( 0 .21 ) ( 1 .92 ) ( 0 .10 ) ( 0 .42 )
Total distributions ........................... —  (0.51) (0.35) (2.08) (0.24) (0.60)
Net asset value, end of period ................. $ 10.47  $ 9.61  $ 8.93  $ 10.16  $ 9.73  $ 9.66
Total Return
(c)
Based on net asset value ..................... 8.95%
(d)
13.50% (8.51)% 26.22% 3.42% 24.60%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.38%
(f)
1.41% 1.37% 1.34% 1.36% 1.38%
Total expenses after fees waived and/or reimbursed ...
0.85%
(f)
0.85% 0.85% 0.85% 0.85% 0.85%
Net investment income ......................
1.19%
(f)
1.41% 1.45% 1.11% 1.60% 1.88%
Supplemental Data
Net assets, end of period (000) ................. $ 14,593  $ 12,534  $ 11,230  $ 11,308  $ 5,872  $ 4,976
Portfolio turnover rate ........................ 64% 131% 128% 131% 139% 144%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares. Effective April 30, 2024, the Fund terminated its Class II Shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
16
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 1,071,140 $ (1,071,140) $ — $ —
Citigroup Global Markets, Inc. ........................ 87,939 (87,939) — —
Goldman Sachs & Co. LLC .......................... 2,675,929 (2,675,929) — —
J.P. Morgan Securities LLC .......................... 364,068 (364,068) — —
Morgan Stanley .................................. 942,771 (942,771) — —
State Street Bank & Trust Co. ........................ 42,124 (42,124) — —
$ 5,183,971 $ (5,183,971) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
18
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $17,091.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2024, the amount waived was $25,761.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2024, the amount waived was $344.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 77,924 $ 13,962 $ 91,886
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.11
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 77,924
Class III ...................................................................................................... 6,442
$ 84,366

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $140,187, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $1,054 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $66,016,597 and $68,422,916, respectively.
Class I Class III
Expense Limitations .................................................................................. 0.60% 0.85%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 7,520
Purchases ............................................................................................................... $ 5,571,860
Sales ................................................................................................................... 10,183,387
Net Realized Gain .......................................................................................................... 1,546,641

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
20
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 104,600,565 $ 9,349,070 $ (3,091,065) $ 6,258,005

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
167,488 $ 1,725,912 745,450 $ 7,253,425
Shares issued in reinvestment of distributions ........................
— — 474,620 4,642,057
Shares redeemed .........................................
(592,360) (6,142,070) (1,367,972) (13,054,524)
(424,872) $ (4,416,158) (147,902) $ (1,159,042)
Class III
Shares sold .............................................
166,903 $ 1,698,282 315,997 $ 2,904,931
Shares issued in reinvestment of distributions ........................
— — 67,856 644,670
Shares redeemed .........................................
(77,835) (803,011) (336,625) (3,107,626)
89,068 $ 895,271 47,228 $ 441,975
(335,804) $ (3,520,887) (100,674) $ (717,067)

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
22
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.
(a) (b)
............... 2,544 $ 748,546
BWX Technologies, Inc. ............... 3,425 325,375
Curtiss-Wright Corp. .................. 2,166 586,943
Hexcel Corp. ....................... 282 17,611
Huntington Ingalls Industries, Inc. ......... 5,596 1,378,463
Loar Holdings, Inc.
(a) (b)
................. 170 9,080
Moog, Inc. , Class A .................. 139 23,255
Textron, Inc. ....................... 383 32,884
3,122,157
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.
(b)
................. 10,586 534,593
Automobile Components — 2.0%
Adient plc
(b)
........................ 39,819 983,928
BorgWarner, Inc. .................... 5,971 192,505
Dana, Inc. ......................... 3,275 39,693
Lear Corp. ........................ 11,045 1,261,449
Patrick Industries, Inc. ................ 1,895 205,702
Visteon Corp.
(b)
..................... 4,094 436,830
3,120,107
Banks — 4.5%
Amalgamated Financial Corp. ........... 12,870 352,638
Bank of Marin Bancorp ................ 274 4,436
Bar Harbor Bankshares ............... 2,403 64,593
Capital City Bank Group, Inc. ............ 1,274 36,233
ConnectOne Bancorp, Inc. ............. 4,537 85,704
Enterprise Bancorp, Inc. ............... 1,803 44,859
Enterprise Financial Services Corp. ....... 3,563 145,762
FB Financial Corp. ................... 5,293 206,586
First Bank ......................... 3,174 40,437
First Business Financial Services, Inc. ...... 899 33,254
First Horizon Corp. ................... 37,419 590,098
First Internet Bancorp ................. 3,608 97,488
FNB Corp. ........................ 4,360 59,645
FNCB Bancorp, Inc. .................. 2,151 14,519
Glacier Bancorp, Inc.
(a)
................ 18,349 684,785
Hancock Whitney Corp. ............... 11,248 537,992
Heritage Commerce Corp. .............. 30,708 267,160
Heritage Financial Corp. ............... 112 2,019
HomeTrust Bancshares, Inc. ............ 2,907 87,297
Horizon Bancorp, Inc. ................. 12,812 158,484
Independent Bank Corp. ............... 33,541 905,607
Independent Bank Group, Inc. ........... 909 41,378
Mercantile Bank Corp. ................ 2,127 86,292
Midland States Bancorp, Inc. ............ 10,842 245,571
NB Bancorp, Inc.
(a) (b)
.................. 5,312 80,105
OceanFirst Financial Corp. ............. 31,661 503,093
Prosperity Bancshares, Inc. ............. 1,606 98,191
Provident Financial Services, Inc. ......... 3,672 52,693
Shore Bancshares, Inc. ................ 2,789 31,934
Southern First Bancshares, Inc.
(b)
......... 1,370 40,059
Univest Financial Corp. ................ 3,668 83,740
Valley National Bancorp
(a)
.............. 130,093 908,049
Western New England Bancorp, Inc. ....... 8,042 55,329
Wintrust Financial Corp. ............... 3,188 314,209
6,960,239
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 687 209,569
National Beverage Corp. ............... 588 30,129
Primo Water Corp. ................... 39,231 857,590
1,097,288
Security
Shares
Shares Value
Biotechnology — 6.0%
(b)
ACADIA Pharmaceuticals, Inc. ........... 19,795 $ 321,669
ADMA Biologics, Inc. ................. 3,701 41,377
Alector, Inc. ....................... 23,938 108,678
Aligos Therapeutics, Inc. ............... 1,131 396
Apellis Pharmaceuticals, Inc. ............ 4,113 157,775
Arcturus Therapeutics Holdings, Inc. ....... 2,708 65,940
Avidity Biosciences, Inc. ............... 553 22,590
BioCryst Pharmaceuticals, Inc. ........... 2,703 16,705
Blueprint Medicines Corp.
(a)
............. 4,184 450,951
Bridgebio Pharma, Inc. ................ 4,864 123,205
CareDx, Inc. ....................... 6,404 99,454
Catalyst Pharmaceuticals, Inc. ........... 11,859 183,696
CRISPR Therapeutics AG .............. 3,182 171,860
Cytokinetics, Inc. .................... 230 12,461
Denali Therapeutics, Inc. ............... 10,256 238,144
Dyne Therapeutics, Inc. ............... 527 18,598
Emergent BioSolutions, Inc. ............. 8,408 57,343
Exact Sciences Corp. ................. 10,719 452,878
Exelixis, Inc. ....................... 12,845 288,627
Fate Therapeutics, Inc. ................ 12,324 40,423
Halozyme Therapeutics, Inc. ............ 5,817 304,578
Ideaya Biosciences, Inc. ............... 3,723 130,715
Insmed, Inc. ....................... 1,579 105,793
Intellia Therapeutics, Inc. .............. 14,281 319,609
Ionis Pharmaceuticals, Inc. ............. 9,572 456,202
iTeos Therapeutics, Inc. ............... 13,169 195,428
Kiniksa Pharmaceuticals International plc .... 14,896 278,108
Kronos Bio, Inc. ..................... 25,434 31,538
Kura Oncology, Inc. .................. 5,528 113,822
Kymera Therapeutics, Inc. .............. 1,355 40,447
Myriad Genetics, Inc. ................. 3,059 74,823
Natera, Inc. ........................ 5,438 588,881
Neurocrine Biosciences, Inc. ............ 4,638 638,513
Protagonist Therapeutics, Inc. ........... 1,975 68,434
PTC Therapeutics, Inc. ................ 8,198 250,695
Quince Therapeutics, Inc. .............. 3,368 2,526
Recursion Pharmaceuticals, Inc. , Class A .... 3,193 23,947
Relay Therapeutics, Inc. ............... 14,649 95,511
Sarepta Therapeutics, Inc. .............. 4,094 646,852
SQZ Biotechnologies Co. .............. 601 22
TG Therapeutics, Inc. ................. 7,499 133,407
Twist Bioscience Corp. ................ 1,469 72,392
Ultragenyx Pharmaceutical, Inc. .......... 7,225 296,947
uniQure NV ........................ 12,945 57,994
United Therapeutics Corp. .............. 2,002 637,737
Vanda Pharmaceuticals, Inc. ............ 44,993 254,210
Vaxcyte, Inc. ....................... 909 68,639
Veracyte, Inc. ...................... 2,459 53,287
Vericel Corp. ....................... 1,990 91,301
Verve Therapeutics, Inc. ............... 8,533 41,641
Viking Therapeutics, Inc. ............... 2,362 125,210
Vir Biotechnology, Inc. ................ 18,463 164,321
Voyager Therapeutics, Inc. ............. 6,119 48,401
9,284,701
Broadline Retail — 0.5%
Dillard's, Inc. , Class A ................. 294 129,475
Macy's, Inc. ....................... 17,706 339,955
Ollie's Bargain Outlet Holdings, Inc.
(b)
...... 3,609 354,295
823,725
Building Products — 3.5%
A O Smith Corp. .................... 9,719 794,820
Advanced Drainage Systems, Inc.
(a)
....... 10,236 1,641,752
AZEK Co., Inc. (The) , Class A
(b)
.......... 14,569 613,792
Builders FirstSource, Inc.
(b)
............. 4,994 691,220

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Caesarstone Ltd.
(b)
................... 10,507 $ 52,535
JELD-WEN Holding, Inc.
(b)
.............. 3,577 48,182
Resideo Technologies, Inc.
(b)
............ 7,518 147,052
Trex Co., Inc.
(b)
..................... 3,429 254,158
Zurn Elkay Water Solutions Corp. ......... 39,221 1,153,097
5,396,608
Capital Markets — 2.7%
AssetMark Financial Holdings, Inc.
(b)
....... 889 30,715
Blue Owl Capital, Inc. , Class A ........... 4,664 82,786
CBOE Global Markets, Inc. ............. 924 157,136
Evercore, Inc. , Class A ................ 1,735 361,626
Federated Hermes, Inc. , Class B ......... 8,207 269,846
Houlihan Lokey, Inc. , Class A ............ 6,148 829,119
Interactive Brokers Group, Inc. , Class A ..... 1,856 227,546
Invesco Ltd. ....................... 56,120 839,555
Morningstar, Inc. .................... 212 62,720
Raymond James Financial, Inc. .......... 199 24,598
Robinhood Markets, Inc. , Class A
(b)
........ 14,330 325,434
SEI Investments Co. .................. 8,554 553,358
Stifel Financial Corp. ................. 3,879 326,418
Victory Capital Holdings, Inc. , Class A ...... 1,493 71,261
Virtu Financial, Inc. , Class A ............. 2,344 52,623
4,214,741
Chemicals — 1.9%
Cabot Corp.
(a)
...................... 7,675 705,256
CF Industries Holdings, Inc. ............. 270 20,012
Huntsman Corp. .................... 63,476 1,445,349
Koppers Holdings, Inc. ................ 668 24,709
Minerals Technologies, Inc. ............. 6,668 554,511
Quaker Chemical Corp. ............... 950 161,215
2,911,052
Commercial Services & Supplies — 0.0%
Healthcare Services Group, Inc.
(b)
......... 2,212 23,403
Communications Equipment — 0.4%
(b)
Ciena Corp. ....................... 2,392 115,247
NETGEAR, Inc. ..................... 20,718 316,985
Viasat, Inc. ........................ 10,557 134,074
566,306
Construction & Engineering — 3.0%
AECOM .......................... 16,028 1,412,708
Comfort Systems USA, Inc. ............. 2,575 783,109
Dycom Industries, Inc.
(b)
............... 720 121,507
EMCOR Group, Inc. .................. 5,472 1,997,718
MasTec, Inc.
(b)
...................... 2,610 279,244
4,594,286
Construction Materials — 0.0%
Summit Materials, Inc. , Class A
(b)
......... 430 15,742
Consumer Finance — 2.0%
Enova International, Inc.
(b)
.............. 15,163 943,897
EZCORP, Inc. , Class A
(b)
............... 30,525 319,597
FirstCash Holdings, Inc. ............... 5,635 590,999
OneMain Holdings, Inc. ................ 13,021 631,388
Oportun Financial Corp.
(b)
.............. 18,218 52,832
PRA Group, Inc.
(b)
................... 5,471 107,560
PROG Holdings, Inc. ................. 5,645 195,768
Regional Management Corp. ............ 9,597 275,818
3,117,859
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.9%
(b)
Performance Food Group Co. ........... 17,205 $ 1,137,423
Sprouts Farmers Market, Inc. ............ 3,664 306,530
1,443,953
Containers & Packaging — 0.3%
AptarGroup, Inc. .................... 3,164 445,523
Packaging Corp. of America ............ 263 48,013
493,536
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.
(b)
..... 1,597 175,798
Frontdoor, Inc.
(b)
..................... 7,346 248,221
Grand Canyon Education, Inc.
(b)
.......... 917 128,298
H&R Block, Inc. ..................... 1,544 83,731
Laureate Education, Inc. ............... 25,087 374,800
Strategic Education, Inc. ............... 181 20,029
1,030,877
Diversified REITs — 0.2%
American Assets Trust, Inc. ............. 15,409 344,853
Diversified Telecommunication Services — 0.2%
(b)
Frontier Communications Parent, Inc. ...... 5,589 146,320
Liberty Global Ltd. , Class A ............. 4,209 73,363
219,683
Electric Utilities — 0.8%
PNM Resources, Inc. ................. 8,693 321,293
Portland General Electric Co. ............ 20,063 867,524
1,188,817
Electrical Equipment — 1.6%
Acuity Brands, Inc. ................... 4,698 1,134,285
Atkore, Inc.
(a)
....................... 2,026 273,368
Encore Wire Corp. ................... 1,756 508,942
EnerSys .......................... 2,053 212,527
Sensata Technologies Holding plc ......... 980 36,642
Vertiv Holdings Co. , Class A ............ 2,869 248,369
2,414,133
Electronic Equipment, Instruments & Components — 2.9%
Avnet, Inc. ........................ 8,286 426,646
Badger Meter, Inc. ................... 720 134,172
Fabrinet
(b)
......................... 801 196,077
Flex Ltd.
(b)
......................... 24,776 730,644
Insight Enterprises, Inc.
(b)
.............. 1,338 265,406
Itron, Inc.
(b)
........................ 640 63,334
Kimball Electronics, Inc.
(b)
.............. 1,033 22,705
Sanmina Corp.
(b)
.................... 5,525 366,031
TD SYNNEX Corp. ................... 14,637 1,689,110
TTM Technologies, Inc.
(b)
............... 29,302 569,338
4,463,463
Energy Equipment & Services — 0.6%
Borr Drilling Ltd. ..................... 4,568 29,463
Helmerich & Payne, Inc.
(a)
.............. 5,482 198,119
Liberty Energy, Inc. , Class A ............ 5,136 107,291
NOV, Inc. ......................... 10,468 198,997
Patterson-UTI Energy, Inc. ............. 16,261 168,464
ProPetro Holding Corp.
(b)
............... 25,592 221,883
Schlumberger NV ................... 1,004 47,369
971,586
Entertainment — 0.5%
(b)
Gaia, Inc. , Class A ................... 1,508 6,650
Lions Gate Entertainment Corp. , Class A .... 7,869 74,126
Lions Gate Entertainment Corp. , Class B .... 2,520 21,597

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Roku, Inc. , Class A ................... 11,783 $ 706,155
808,528
Financial Services — 2.4%
Affirm Holdings, Inc. , Class A
(b)
........... 9,790 295,756
Euronet Worldwide, Inc.
(a) (b)
............. 15,668 1,621,638
Jack Henry & Associates, Inc. ........... 4,414 732,812
MGIC Investment Corp. ............... 1,657 35,708
Pagseguro Digital Ltd. , Class A
(b)
......... 75,394 881,356
StoneCo Ltd. , Class A
(b)
............... 6,645 79,674
3,646,944
Food Products — 0.9%
Cal-Maine Foods, Inc. ................. 7,008 428,259
Flowers Foods, Inc. .................. 15,880 352,536
Ingredion, Inc. ...................... 1,788 205,083
Pilgrim's Pride Corp.
(b)
................ 1,337 51,461
Vital Farms, Inc.
(b)
................... 7,762 363,029
1,400,368
Gas Utilities — 1.5%
New Jersey Resources Corp. ............ 23,254 993,876
ONE Gas, Inc.
(a)
..................... 8,214 524,464
UGI Corp. ......................... 33,499 767,127
2,285,467
Ground Transportation — 0.6%
Covenant Logistics Group, Inc. , Class A ..... 1,942 95,721
Lyft, Inc. , Class A
(b)
................... 10,237 144,342
XPO, Inc.
(b)
........................ 6,855 727,658
967,721
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.
(b)
...................... 14,060 25,589
AngioDynamics, Inc.
(b)
................ 4,090 24,745
Enovis Corp.
(a) (b)
..................... 8,915 402,958
Envista Holdings Corp.
(b)
............... 12,071 200,741
Establishment Labs Holdings, Inc.
(b)
....... 521 23,674
Inmode Ltd.
(b)
...................... 4,693 85,600
iRadimed Corp. ..................... 392 17,225
Masimo Corp.
(b)
..................... 226 28,462
Novocure Ltd.
(b)
..................... 18,767 321,479
Omnicell, Inc.
(b)
..................... 1,190 32,213
Penumbra, Inc.
(b)
.................... 1,804 324,666
Tactile Systems Technology, Inc.
(b)
........ 3,054 36,465
1,523,817
Health Care Providers & Services — 2.8%
AdaptHealth Corp.
(b)
.................. 3,677 36,770
Addus HomeCare Corp.
(b)
.............. 687 79,767
AMN Healthcare Services, Inc.
(b)
.......... 577 29,560
CareMax, Inc. , Class A
(b)
............... 148 413
Castle Biosciences, Inc.
(b)
.............. 4,148 90,302
Chemed Corp. ...................... 2,708 1,469,307
Cross Country Healthcare, Inc.
(b)
......... 1,527 21,134
Ensign Group, Inc. (The)
(a)
.............. 5,824 720,370
Guardant Health, Inc.
(b)
................ 4,400 127,072
Hims & Hers Health, Inc. , Class A
(b)
........ 1,376 27,781
PetIQ, Inc. , Class A
(b)
................. 7,245 159,825
Privia Health Group, Inc.
(b)
.............. 2,346 40,773
Progyny, Inc.
(b)
...................... 8,072 230,940
Surgery Partners, Inc.
(b)
............... 14,108 335,629
Tenet Healthcare Corp.
(b)
............... 2,356 313,419
Universal Health Services, Inc. , Class B .... 3,718 687,570
4,370,632
Security
Shares
Shares Value
Health Care Technology — 0.7%
(b)
Health Catalyst, Inc. .................. 13,770 $ 87,990
Phreesia, Inc. ...................... 7,418 157,262
Teladoc Health, Inc. .................. 86,380 844,796
1,090,048
Hotel & Resort REITs — 0.8%
Braemar Hotels & Resorts, Inc. .......... 23,602 60,185
Host Hotels & Resorts, Inc. ............. 1,079 19,400
Park Hotels & Resorts, Inc. ............. 64,112 960,398
Pebblebrook Hotel Trust ............... 4,929 67,774
RLJ Lodging Trust ................... 8,765 84,407
Summit Hotel Properties, Inc. ............ 2,657 15,915
1,208,079
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp. .................. 15,020 827,602
Life Time Group Holdings, Inc.
(b)
.......... 2,247 42,311
Marriott Vacations Worldwide Corp. ........ 2,382 207,996
PlayAGS, Inc.
(b)
..................... 3,494 40,181
Texas Roadhouse, Inc. ................ 5,711 980,636
Travel + Leisure Co. .................. 1,750 78,715
Wingstop, Inc. ...................... 4,037 1,706,278
Wynn Resorts Ltd. ................... 5,429 485,896
4,369,615
Household Durables — 2.7%
Century Communities, Inc. ............. 1,424 116,284
Installed Building Products, Inc.
(a)
......... 3,905 803,180
Leggett & Platt, Inc. .................. 23,327 267,327
Newell Brands, Inc.
(a)
................. 14,897 95,490
Toll Brothers, Inc. .................... 12,918 1,487,895
TopBuild Corp.
(a) (b)
................... 3,147 1,212,445
TRI Pointe Homes, Inc.
(b)
............... 1,655 61,649
Universal Electronics, Inc.
(b)
............. 2,845 33,059
Vizio Holding Corp. , Class A
(b)
........... 1,959 21,157
4,098,486
Household Products — 0.2%
Central Garden & Pet Co. , Class A
(b)
....... 10,172 335,981
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. ....................... 6,079 522,672
Insurance — 2.8%
Ambac Financial Group, Inc.
(b)
........... 1,546 19,820
Brighthouse Financial, Inc.
(b)
............ 1,589 68,867
CNO Financial Group, Inc. .............. 1,587 43,992
Crawford & Co. , Class A ............... 3,089 26,689
Everest Group Ltd. ................... 768 292,623
Globe Life, Inc. ..................... 3,514 289,132
Kinsale Capital Group, Inc.
(a)
............ 461 177,614
Oscar Health, Inc. , Class A
(b)
............ 8,543 135,150
Palomar Holdings, Inc.
(b)
............... 612 49,664
Reinsurance Group of America, Inc. ....... 9,719 1,995,019
Selective Insurance Group, Inc. .......... 3,184 298,755
Unum Group ....................... 17,908 915,278
4,312,603
Interactive Media & Services — 0.7%
(b)
Bumble, Inc. , Class A ................. 48,306 507,696
MediaAlpha, Inc. , Class A .............. 2,682 35,322
Outbrain, Inc. ...................... 9,264 46,135
Taboola.com Ltd. .................... 35,623 122,543
Yelp, Inc. ......................... 1,629 60,192
Ziff Davis, Inc. ...................... 1,770 97,438
ZipRecruiter, Inc. , Class A .............. 22,674 206,107
1,075,433

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.5%
(b)
Fastly, Inc. , Class A .................. 3,631 $ 26,760
Globant SA ........................ 92 16,400
Kyndryl Holdings, Inc. ................. 27,715 729,182
772,342
Leisure Products — 0.1%
Mattel, Inc.
(b)
....................... 6,171 100,340
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc. , Class A
(b)
........... 4,396 85,502
Bio-Techne Corp. .................... 1,968 141,007
Bruker Corp. ....................... 4,495 286,826
Charles River Laboratories International, Inc.
(b)
2,651 547,644
Codexis, Inc.
(b)
...................... 19,564 60,648
Medpace Holdings, Inc.
(b)
.............. 1,278 526,344
Personalis, Inc.
(b)
.................... 71,379 83,514
QIAGEN NV
(b)
...................... 2,152 88,426
Repligen Corp.
(b)
.................... 206 25,968
Seer, Inc. , Class A
(b)
.................. 34,422 57,829
1,903,708
Machinery — 3.2%
Astec Industries, Inc. ................. 1 30
Donaldson Co., Inc. .................. 7,280 520,957
Flowserve Corp.
(a)
................... 38,553 1,854,399
ITT, Inc. .......................... 2,965 383,019
Kennametal, Inc.
(a)
................... 6,968 164,027
Manitowoc Co., Inc. (The)
(b)
............. 14,359 165,559
Mueller Industries, Inc. ................ 3,168 180,386
Oshkosh Corp. ..................... 15,883 1,718,540
4,986,917
Media — 0.7%
Cable One, Inc.
(a)
.................... 1,077 381,258
EchoStar Corp. , Class A
(b)
.............. 3,092 55,069
Gray Television, Inc. .................. 9,051 47,065
Ibotta, Inc. , Class A
(b)
................. 306 22,999
Integral Ad Science Holding Corp.
(b)
....... 1,188 11,547
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
1,930 42,750
Paramount Global , Class B ............. 24,888 258,586
PubMatic, Inc. , Class A
(b)
............... 6,591 133,863
TEGNA, Inc. ....................... 5,025 70,049
Thryv Holdings, Inc.
(b)
................. 6,293 112,141
1,135,327
Metals & Mining — 1.9%
Alcoa Corp. ........................ 7,862 312,750
Cleveland-Cliffs, Inc.
(b)
................ 84,835 1,305,611
Kaiser Aluminum Corp. ................ 1,298 114,094
Materion Corp. ..................... 1,128 121,971
Olympic Steel, Inc. ................... 2,025 90,781
Piedmont Lithium, Inc.
(b)
............... 2,723 27,176
Royal Gold, Inc.
(a)
.................... 5,159 645,700
Tredegar Corp.
(b)
.................... 3,629 17,383
United States Steel Corp. .............. 5,674 214,477
2,849,943
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Granite Point Mortgage Trust, Inc. ........ 13,379 39,736
Multi-Utilities — 0.1%
Avista Corp. ....................... 1,976 68,389
Office REITs — 1.0%
Brandywine Realty Trust ............... 7,480 33,510
Cousins Properties, Inc. ............... 2,936 67,968
Equity Commonwealth
(b)
............... 24,985 484,709
Kilroy Realty Corp.
(a)
.................. 29,422 917,084
Security
Shares
Shares Value
Office REITs (continued)
Paramount Group, Inc. ................ 18,728 $ 86,711
1,589,982
Oil, Gas & Consumable Fuels — 4.7%
Ardmore Shipping Corp. ............... 8,656 195,020
Delek US Holdings, Inc. ............... 6,289 155,716
EOG Resources, Inc. ................. 3,858 485,606
HF Sinclair Corp. .................... 18,752 1,000,232
Magnolia Oil & Gas Corp. , Class A
(a)
....... 14,183 359,397
Murphy Oil Corp. .................... 44,316 1,827,592
Ovintiv, Inc. ........................ 29,282 1,372,447
PBF Energy, Inc. , Class A .............. 7,700 354,354
Plains GP Holdings LP , Class A
(b)
......... 19,535 367,649
REX American Resources Corp.
(b)
........ 3,509 159,975
SM Energy Co.
(a)
.................... 14,244 615,768
World Kinect Corp.
(a)
.................. 11,357 293,011
7,186,767
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 4,020 330,967
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(a) (b)
.............. 16,627 671,731
American Airlines Group, Inc.
(a) (b)
......... 18,068 204,710
Copa Holdings SA , Class A ............. 620 59,012
JetBlue Airways Corp.
(b)
............... 43,702 266,145
1,201,598
Personal Care Products — 0.0%
Nature's Sunshine Products, Inc.
(b)
........ 1,667 25,122
Pharmaceuticals — 2.2%
Alto Neuroscience, Inc.
(b)
............... 31 331
Arvinas, Inc.
(b)
...................... 787 20,950
Atea Pharmaceuticals, Inc.
(b)
............ 20,740 68,649
Corcept Therapeutics, Inc.
(a) (b)
........... 27,613 897,146
Elanco Animal Health, Inc.
(a) (b)
........... 28,071 405,065
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 8,703 262,570
Intra-Cellular Therapies, Inc.
(b)
........... 2,090 143,144
Jazz Pharmaceuticals plc
(b)
............. 7,957 849,251
Perrigo Co. plc ..................... 8,773 225,291
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 17,290 )
(b) (c)
..................... 1,650 3,101
SIGA Technologies, Inc.
(a)
.............. 10,052 76,295
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 16,518 441,856
3,393,649
Professional Services — 2.4%
Dun & Bradstreet Holdings, Inc. .......... 2,545 23,567
ExlService Holdings, Inc.
(a) (b)
............ 50,579 1,586,157
Genpact Ltd.
(a)
...................... 13,200 424,908
Insperity, Inc. ....................... 6,870 626,612
KBR, Inc. ......................... 1,084 69,528
ManpowerGroup, Inc. ................. 450 31,410
Maximus, Inc. ...................... 6,531 559,707
Robert Half, Inc. .................... 6,315 404,034
3,725,923
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(b)
............ 37,845 125,267
Opendoor Technologies, Inc.
(a) (b)
.......... 10,787 19,848
St. Joe Co. (The) .................... 1,395 76,307
Zillow Group, Inc. , Class A
(b)
............ 1,383 62,290
283,712
Residential REITs — 0.1%
NexPoint Residential Trust, Inc. .......... 3,675 145,199

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 1.6%
Brixmor Property Group, Inc. ............ 69,145 $ 1,596,558
Kimco Realty Corp. .................. 16,837 327,648
Kite Realty Group Trust ................ 23,693 530,249
2,454,455
Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc.
(a)
............... 18,550 742,371
Axcelis Technologies, Inc.
(b)
............. 591 84,034
Cirrus Logic, Inc.
(b)
................... 6,511 831,194
Maxeon Solar Technologies Ltd.
(a) (b)
........ 2,644 2,255
MaxLinear, Inc.
(b)
.................... 2,985 60,118
Photronics, Inc.
(b)
.................... 2,185 53,904
Power Integrations, Inc.
(a)
.............. 15,435 1,083,383
Rambus, Inc.
(b)
..................... 375 22,035
Silicon Laboratories, Inc.
(a) (b)
............. 4,242 469,293
SolarEdge Technologies, Inc.
(b)
........... 4,381 110,664
3,459,251
Software — 7.2%
8x8, Inc.
(b)
......................... 52,309 116,126
ACI Worldwide, Inc.
(b)
................. 11,142 441,112
Appfolio, Inc. , Class A
(b)
............... 644 157,503
AppLovin Corp. , Class A
(b)
.............. 3,383 281,533
Box, Inc. , Class A
(a) (b)
................. 1,198 31,675
Clear Secure, Inc. , Class A ............. 9,628 180,140
CommVault Systems, Inc.
(b)
............. 4,324 525,669
Confluent, Inc. , Class A
(a) (b)
............. 4,646 137,196
Dropbox, Inc. , Class A
(b)
............... 12,700 285,369
Everbridge, Inc.
(b)
.................... 1,046 36,599
Five9, Inc.
(b)
....................... 6,510 287,091
Gitlab, Inc. , Class A
(b)
................. 20,450 1,016,774
HashiCorp, Inc. , Class A
(b)
.............. 1,141 38,440
Intapp, Inc.
(b)
....................... 447 16,391
JFrog Ltd.
(b)
........................ 4,183 157,072
LiveRamp Holdings, Inc.
(b)
.............. 4,722 146,099
Manhattan Associates, Inc.
(b)
............ 8,101 1,998,355
Nutanix, Inc. , Class A
(b)
................ 25,282 1,437,282
Ooma, Inc.
(b)
....................... 30,247 300,353
Pagaya Technologies Ltd. , Class A
(b)
....... 12,405 158,288
Pegasystems, Inc. ................... 6,167 373,288
RingCentral, Inc. , Class A
(b)
............. 3,776 106,483
Rubrik, Inc. , Class A
(b)
................. 2,360 72,358
SEMrush Holdings, Inc. , Class A
(b)
........ 8,553 114,525
SentinelOne, Inc. , Class A
(b)
............. 20,221 425,652
Smartsheet, Inc. , Class A
(b)
............. 16,853 742,880
SPS Commerce, Inc.
(b)
................ 430 80,909
Teradata Corp.
(b)
.................... 10,584 365,783
Varonis Systems, Inc.
(a) (b)
............... 16,291 781,479
Verint Systems, Inc.
(b)
................. 1,648 53,066
Zeta Global Holdings Corp. , Class A
(b)
...... 6,972 123,056
Zuora, Inc. , Class A
(b)
................. 16,628 165,116
11,153,662
Specialized REITs — 1.7%
Gaming & Leisure Properties, Inc. ........ 23,142 1,046,250
Lamar Advertising Co. , Class A
(a)
......... 13,096 1,565,365
2,611,615
Specialty Retail — 3.5%
1-800-Flowers.com, Inc. , Class A
(b)
........ 5,056 48,133
Aaron's Co., Inc. (The) ................ 13,749 137,215
Abercrombie & Fitch Co. , Class A
(b)
........ 1,624 288,812
CarParts.com, Inc.
(b)
.................. 1,118 1,118
Carvana Co. , Class A
(b)
................ 3,961 509,860
Five Below, Inc.
(b)
.................... 3,504 381,831
Foot Locker, Inc. .................... 2,338 58,263
Gap, Inc. (The) ..................... 4,205 100,458
Security
Shares
Shares Value
Specialty Retail (continued)
Genesco, Inc.
(b)
..................... 2,322 $ 60,047
Group 1 Automotive, Inc. ............... 180 53,511
Murphy USA, Inc. ................... 1,426 669,450
National Vision Holdings, Inc.
(b)
.......... 11,139 145,810
Penske Automotive Group, Inc.
(a)
......... 10,712 1,596,302
Petco Health & Wellness Co., Inc.
(b)
....... 39,194 148,153
RH
(b)
............................ 978 239,062
Stitch Fix, Inc. , Class A
(b)
............... 30,274 125,637
Upbound Group, Inc. ................. 3,698 113,529
Urban Outfitters, Inc.
(b)
................ 3,708 152,213
Warby Parker, Inc. , Class A
(b)
............ 1,849 29,695
Wayfair, Inc. , Class A
(b)
................ 9,536 502,833
Zumiez, Inc.
(b)
...................... 784 15,272
5,377,204
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. , Class A
(b)
............ 11,165 716,905
Textiles, Apparel & Luxury Goods — 1.7%
Deckers Outdoor Corp.
(b)
............... 1,000 967,950
G-III Apparel Group Ltd.
(a) (b)
............. 13,307 360,220
Ralph Lauren Corp. , Class A
(a)
........... 2,879 503,998
Skechers USA, Inc. , Class A
(b)
........... 11,335 783,475
2,615,643
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc. ....... 5,052 980,088
Beacon Roofing Supply, Inc.
(b)
........... 3,112 281,636
BlueLinx Holdings, Inc.
(b)
............... 1,283 119,434
Boise Cascade Co. .................. 10,316 1,229,874
DNOW, Inc.
(b)
...................... 23,629 324,426
GATX Corp. ....................... 6,032 798,396
GMS, Inc.
(b)
........................ 322 25,956
Herc Holdings, Inc. ................... 2,913 388,274
WESCO International, Inc. .............. 943 149,484
4,297,568
Total Long-Term Investments — 99 .1%
(Cost: $ 146,705,369 ) .............................. 152,796,026
Short-Term Securities
Money Market Funds — 13.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(f)
.................. 20,131,739 20,139,791
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,189,362 1,189,362
Total Short-Term Securities — 13 .9%
(Cost: $ 21,328,476 ) ............................... 21,329,153
Total Investments — 113 .0%
(Cost: $ 168,033,845 ) .............................. 174,125,179
Liabilities in Excess of Other Assets — (13.0) % ............ (19,992,758)
Net Assets — 100.0% ...............................
$ 154,132,421

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
8
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,101, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 20,142,798
(a)
$ — $ (3,684) $ 677 $ 20,139,791 20,131,739 $ 22,247
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,597,142 — (407,780)
(a)
— — 1,189,362 1,189,362 36,264 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 17,997,844 — (17,995,541)
(a)
(2,171) (132) — — — —
$ (5,855) $ 545 $ 21,329,153 $ 58,511 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 16 09/20/24 $ 1,652 $ 21,074
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 21,074 $ — $ — $ — $ 21,074
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (46,857) $ — $ — $ — $ (46,857)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (39,093) $ — $ — $ — $ (39,093)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,738,008
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,122,157 $ — $ — $ 3,122,157
Air Freight & Logistics .................................... 534,593 — — 534,593
Automobile Components .................................. 3,120,107 — — 3,120,107
Banks ............................................... 6,960,239 — — 6,960,239
Beverages ........................................... 1,097,288 — — 1,097,288

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
10
Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ 9,284,701 $ — $ — $ 9,284,701
Broadline Retail ........................................ 823,725 — — 823,725
Building Products ....................................... 5,396,608 — — 5,396,608
Capital Markets ........................................ 4,214,741 — — 4,214,741
Chemicals ............................................ 2,911,052 — — 2,911,052
Commercial Services & Supplies ............................. 23,403 — — 23,403
Communications Equipment ................................ 566,306 — — 566,306
Construction & Engineering ................................ 4,594,286 — — 4,594,286
Construction Materials .................................... 15,742 — — 15,742
Consumer Finance ...................................... 3,117,859 — — 3,117,859
Consumer Staples Distribution & Retail ........................ 1,443,953 — — 1,443,953
Containers & Packaging .................................. 493,536 — — 493,536
Diversified Consumer Services .............................. 1,030,877 — — 1,030,877
Diversified REITs ....................................... 344,853 — — 344,853
Diversified Telecommunication Services ........................ 219,683 — — 219,683
Electric Utilities ........................................ 1,188,817 — — 1,188,817
Electrical Equipment ..................................... 2,414,133 — — 2,414,133
Electronic Equipment, Instruments & Components ................. 4,463,463 — — 4,463,463
Energy Equipment & Services .............................. 971,586 — — 971,586
Entertainment ......................................... 808,528 — — 808,528
Financial Services ...................................... 3,646,944 — — 3,646,944
Food Products ......................................... 1,400,368 — — 1,400,368
Gas Utilities ........................................... 2,285,467 — — 2,285,467
Ground Transportation ................................... 967,721 — — 967,721
Health Care Equipment & Supplies ........................... 1,523,817 — — 1,523,817
Health Care Providers & Services ............................ 4,370,632 — — 4,370,632
Health Care Technology .................................. 1,090,048 — — 1,090,048
Hotel & Resort REITs .................................... 1,208,079 — — 1,208,079
Hotels, Restaurants & Leisure .............................. 4,369,615 — — 4,369,615
Household Durables ..................................... 4,098,486 — — 4,098,486
Household Products ..................................... 335,981 — — 335,981
Independent Power and Renewable Electricity Producers ............ 522,672 — — 522,672
Insurance ............................................ 4,312,603 — — 4,312,603
Interactive Media & Services ............................... 1,075,433 — — 1,075,433
IT Services ........................................... 772,342 — — 772,342
Leisure Products ....................................... 100,340 — — 100,340
Life Sciences Tools & Services .............................. 1,903,708 — — 1,903,708
Machinery ............................................ 4,986,917 — — 4,986,917
Media ............................................... 1,135,327 — — 1,135,327
Metals & Mining ........................................ 2,849,943 — — 2,849,943
Mortgage Real Estate Investment Trusts (REITs) .................. 39,736 — — 39,736
Multi-Utilities .......................................... 68,389 — — 68,389
Office REITs .......................................... 1,589,982 — — 1,589,982
Oil, Gas & Consumable Fuels ............................... 7,186,767 — — 7,186,767
Paper & Forest Products .................................. 330,967 — — 330,967
Passenger Airlines ...................................... 1,201,598 — — 1,201,598
Personal Care Products .................................. 25,122 — — 25,122
Pharmaceuticals ....................................... 3,390,548 3,101 — 3,393,649
Professional Services .................................... 3,725,923 — — 3,725,923
Real Estate Management & Development ....................... 283,712 — — 283,712
Residential REITs ....................................... 145,199 — — 145,199
Retail REITs .......................................... 2,454,455 — — 2,454,455
Semiconductors & Semiconductor Equipment .................... 3,459,251 — — 3,459,251
Software ............................................. 11,153,662 — — 11,153,662
Specialized REITs ...................................... 2,611,615 — — 2,611,615
Specialty Retail ........................................ 5,377,204 — — 5,377,204
Technology Hardware, Storage & Peripherals .................... 716,905 — — 716,905
Textiles, Apparel & Luxury Goods ............................ 2,615,643 — — 2,615,643
Trading Companies & Distributors ............................ 4,297,568 — — 4,297,568
Short-Term Securities
Money Market Funds ...................................... 21,329,153 — — 21,329,153
$ 174,122,078 $ 3,101 $ — $ 174,125,179
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 21,074 $ — $ — $ 21,074
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilites
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
12
BlackRock
Advantage
SMID Cap V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 152,796,026
Investments, at value — affiliated
(c)
.......................................................................................... 21,329,153
Cash ............................................................................................................. 4,865
Cash pledged: –
Futures contracts .................................................................................................... 86,000
Foreign currency, at value
(d)
............................................................................................... 713
Receivables: –
Investments sold .................................................................................................... 4,466,984
Securities lending income — affiliated ...................................................................................... 3,144
Capital shares sold ................................................................................................... 7,173
Dividends — unaffiliated ............................................................................................... 120,016
Dividends — affiliated ................................................................................................. 6,066
Variation margin on futures contracts ....................................................................................... 2,395
Prepaid e xpenses ..................................................................................................... 1,640
Total a ssets .........................................................................................................
178,824,175
LIABILITIES
Collateral on securities loaned ............................................................................................. 20,141,666
Payables: –
Investments purchased ................................................................................................ 4,172,847
Capital shares redeemed ............................................................................................... 143,630
Distribution fees ..................................................................................................... 3,223
Investment advisory fees .............................................................................................. 52,402
Professional fees .................................................................................................... 1,225
Variation margin on futures contracts ....................................................................................... 62
Other accrued expenses ............................................................................................... 176,699
Total li abilities ........................................................................................................
24,691,754
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 154,132,421
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 154,387,853
Accumulated loss ..................................................................................................... (255,432)
NET ASSETS ........................................................................................................
$ 154,132,421
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 146,705,369
(b)
  Securities loaned, at value ...................................................................................... $ 19,828,181
(c)
  Investments, at cost — affiliated ................................................................................... $ 21,328,476
(d)
  Foreign currency, at cost ....................................................................................... $ 769
See notes to financial statements.

Statement of Assets and Liabilites
(unaudited) (continued)
June 30, 2024
13
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 138,218,846
Shares outstanding ...................................................................................................
6,358,523
Net asset value .....................................................................................................
$ 21.74
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 15,913,575
Shares outstanding ...................................................................................................
1,568,272
Net asset value .....................................................................................................
$ 10.15
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
14
See notes to financial statements.
BlackRock
Advantage
SMID Cap V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 837,436
Dividends — affiliated ................................................................................................. 36,264
Interest — unaffiliated ................................................................................................. 3,115
Securities lending income — affiliated — net ................................................................................. 22,247
Foreign taxes withheld ................................................................................................ (1,364)
Total investment income .................................................................................................
897,698
EXPENSES
Investment advisory .................................................................................................. 584,949
Transfer agent — class specific .......................................................................................... 160,715
Professional ....................................................................................................... 36,950
Accounting services .................................................................................................. 27,215
Custodian ......................................................................................................... 24,543
Distribution — class specific ............................................................................................ 19,259
Directors and Officer ................................................................................................. 3,731
Transfer agent ...................................................................................................... 2,486
Printing and postage ................................................................................................. 1,160
Miscellaneous ...................................................................................................... 2,714
Total expenses .......................................................................................................
863,722
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (254,559)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (160,702)
Total expenses after fees waived and/or reimbursed ..............................................................................
448,461
Net investment income ..................................................................................................
449,237
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,634,467
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 11,092,097
Investments — affiliated ............................................................................................. (5,855)
Futures contracts .................................................................................................. (46,857)
A
11,039,385
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (7,366,347)
Investments — affiliated ............................................................................................. 545
Foreign currency translations .......................................................................................... (23)
Futures contracts .................................................................................................. (39,093)
A
(7,404,918)
Net realized and unrealized gain ...........................................................................................
3,634,467
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,083,704

Statements of Changes in Net Assets
15
Statements of Changes in Net Assets
BlackRock Advantage SMID Cap V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 449,237  $ 1,661,362
Net realized gain (loss) .............................................................................. 11,039,385  (570,617)
Net change in unrealized appreciation (depreciation) .......................................................... (7,404,918) 24,341,446
Net increase in net assets resulting from operations ............................................................. 4,083,704  25,432,191
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (1,285,882)
Class III ....................................................................................... —  (257,757)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (1,543,639)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (8,240,099) (9,079,364)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (4,156,395) 14,809,188
Beginning of period .................................................................................. 158,288,816  143,479,628
End of period ......................................................................................
$ 154,132,421  $ 158,288,816
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
16
BlackRock Advantage SMID Cap V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 21.18  $ 17.98  $ 21.92  $ 27.49  $ 24.65  $ 21.11
Net investment income
(a)
....................
0 .06  0 .22  0 .20  0 .23  0 .28  0 .35
Net realized and unrealized gain (loss) ...........
0 .50  3 .17  ( 3 .82 ) 3 .13  4 .57  5 .74
Net increase (decrease) from investment operations ... 0.56  3.39  (3.62) 3.36  4.85  6.09
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .19 ) ( 0 .18 ) ( 0 .26 ) ( 0 .30 ) ( 0 .44 )
From net realized gain ......................
—  —  ( 0 .14 ) ( 8 .67 ) ( 1 .71 ) ( 2 .11 )
Total distributions ........................... —  (0.19) (0.32) (8.93) (2.01) (2.55)
Net asset value, end of period ................. $ 21.74  $ 21.18  $ 17.98  $ 21.92  $ 27.49  $ 24.65
Total Return
(c)
Based on net asset value ..................... 2.64%
(d)
18.88% (16.48)% 13.64% 19.96% 28.98%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.08%
(f)
1.11% 1.07% 1.09% 1.06% 1.02%
Total expenses after fees waived and/or reimbursed ...
0.55%
(f)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ......................
0.60%
(f)
1.17% 1.07% 0.80% 1.12% 1.45%
Supplemental Data
Net assets, end of period (000) ................. $ 138,219  $ 143,298  $ 135,137  $ 179,034  $ 177,134  $ 168,415
Portfolio turnover rate ........................ 60% 120% 124% 216% 119% 135%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 9.90  $ 8.50  $ 10.57  $ 17.50  $ 16.33  $ 14.66
Net investment income
(a)
....................
0 .02  0 .10  0 .08  0 .10  0 .14  0 .20
Net realized and unrealized gain (loss) ...........
0 .23  1 .48  ( 1 .86 ) 1 .85  3 .00  3 .97
Net increase (decrease) from investment operations ... 0.25  1.58  (1.78) 1.95  3.14  4.17
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .18 ) ( 0 .15 ) ( 0 .21 ) ( 0 .26 ) ( 0 .39 )
From net realized gain ......................
—  —  ( 0 .14 ) ( 8 .67 ) ( 1 .71 ) ( 2 .11 )
Total distributions ........................... —  (0.18) (0.29) (8.88) (1.97) (2.50)
Net asset value, end of period ................. $ 10.15  $ 9.90  $ 8.50  $ 10.57  $ 17.50  $ 16.33
Total Return
(c)
Based on net asset value ..................... 2.53%
(d)
18.63% (16.68)% 13.35% 19.65% 28.65%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.34%
(f)
1.37% 1.33% 1.34% 1.29% 1.31%
Total expenses after fees waived and/or reimbursed ...
0.80%
(f)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ......................
0.36%
(f)
1.06% 0.83% 0.56% 0.87% 1.19%
Supplemental Data
Net assets, end of period (000) ................. $ 15,914  $ 14,991  $ 6,301  $ 7,027  $ 6,553  $ 5,829
Portfolio turnover rate ........................ 60% 120% 124% 216% 119% 135%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares. Effective April 30, 2024, the Fund terminated its Class II Shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
20
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 2,232 $ (2,232) $ — $ —
Citigroup Global Markets, Inc. ........................ 1,285,667 (1,285,667) — —
Goldman Sachs & Co. LLC .......................... 14,313,856 (14,313,856) — —
J.P. Morgan Securities LLC .......................... 2,305,219 (2,305,219) — —
National Financial Services LLC ....................... 1,561,370 (1,561,370) — —
Toronto-Dominion Bank ............................ 359,837 (359,837) — —
$ 19,828,181 $ (19,828,181) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $19,259.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $525.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 144,452 $ 16,263 $ 160,715
Class I ................................................................................................................
0. 07%
Class III ...............................................................................................................
0.01
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 95,250
Class III ...................................................................................................... 15,493
$ 110,743
Class I Class III
Expense Limitations .................................................................................. 0.55% 0.80%

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
22
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $254,034, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $4,588 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $93,471,206 and $100,845,591, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 49,189
Class III ...................................................................................................... 770
$ 49,959
Purchases ............................................................................................................... $ 3,488,919
Sales ................................................................................................................... 5,340,715
Net Realized Gain .......................................................................................................... 1,248,124

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(18,146,216).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 168,086,780 $ 16,150,247 $ (10,090,774) $ 6,059,473

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
24
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding for the six months ended June 30, 2024.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
99,214 $ 2,126,330 201,183 $ 3,781,865
Shares issued in reinvestment of distributions ........................
— — 62,163 1,285,882
Shares redeemed .........................................
(506,909) (10,921,830) (1,013,933) (19,241,376)
(407,695) $ (8,795,500) (750,587) $ (14,173,629)
Class II
(a)
Shares sold .............................................
— $ — 172 $ 3,071
Shares redeemed .........................................
— — (114,183) (2,107,348)
— $ — (114,011) $ (2,104,277)
Class III
Shares sold .............................................
201,226 $ 2,038,645 892,624 $ 8,269,558
Shares issued in reinvestment of distributions ........................
— — 26,661 257,757
Shares redeemed .........................................
(147,424) (1,483,244) (145,975) (1,328,773)
53,802 $ 555,401 773,310 $ 7,198,542
(353,893) $ (8,240,099) (91,288) $ (9,079,364)

Glossary of Terms Used in this Report
25
Glossary of Terms Used in this Report
Portfolio Abbreviation
REIT Real Estate Investment Trust

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.8%
L3Harris Technologies, Inc. ............. 35,630 $ 8,001,785
RTX Corp. ........................ 72,510 7,279,279
15,281,064
Automobile Components — 0.4%
Lear Corp. ........................ 11,043 1,261,221
Automobiles — 2.4%
General Motors Co. .................. 161,023 7,481,129
Banks — 10.9%
Citigroup, Inc. ...................... 170,631 10,828,243
First Citizens BancShares, Inc. , Class A ..... 4,756 8,007,249
JPMorgan Chase & Co. ............... 26,680 5,396,297
Wells Fargo & Co. ................... 174,779 10,380,125
34,611,914
Broadline Retail — 2.4%
Alibaba Group Holding Ltd. , ADR
(a)
........ 77,535 5,582,520
Amazon.com, Inc.
(b)
.................. 10,290 1,988,543
7,571,063
Building Products — 1.7%
Johnson Controls International plc
(a)
....... 78,960 5,248,471
Capital Markets — 1.5%
Carlyle Group, Inc. (The)
(a)
.............. 75,426 3,028,354
UBS Group AG (Registered) ............ 56,361 1,655,332
4,683,686
Chemicals — 1.4%
International Flavors & Fragrances, Inc. ..... 45,534 4,335,292
Communications Equipment — 0.5%
Cisco Systems, Inc. .................. 35,238 1,674,157
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp.
(a)
................ 7,242 957,610
Dollar Tree, Inc.
(b)
.................... 34,139 3,645,021
4,602,631
Containers & Packaging — 1.8%
Sealed Air Corp. .................... 165,951 5,773,435
Diversified Telecommunication Services — 1.9%
AT&T, Inc. ......................... 106,890 2,042,668
Verizon Communications, Inc. ........... 95,322 3,931,079
5,973,747
Electric Utilities — 1.5%
American Electric Power Co., Inc. ......... 53,271 4,673,998
Electrical Equipment — 1.3%
Sensata Technologies Holding plc
(a)
....... 112,257 4,197,289
Electronic Equipment, Instruments & Components — 1.3%
Zebra Technologies Corp. , Class A
(a) (b)
...... 13,542 4,183,530
Entertainment — 1.8%
Electronic Arts, Inc.
(a)
................. 41,190 5,739,003
Financial Services — 3.2%
Fidelity National Information Services, Inc. ... 103,889 7,829,075
Visa, Inc. , Class A
(a)
.................. 8,590 2,254,617
10,083,692
Food Products — 2.2%
Kraft Heinz Co. (The) ................. 215,860 6,955,009
Security
Shares
Shares Value
Health Care Equipment & Supplies — 4.1%
Baxter International, Inc. ............... 178,080 $ 5,956,776
Koninklijke Philips NV, NYRS , ADR
(a) (b)
..... 62,397 1,572,405
Medtronic plc ...................... 70,330 5,535,674
13,064,855
Health Care Providers & Services — 9.8%
Cardinal Health, Inc. .................. 80,750 7,939,340
Cigna Group (The) ................... 13,862 4,582,361
CVS Health Corp. ................... 116,110 6,857,457
Elevance Health, Inc. ................. 3,180 1,723,115
Humana, Inc.
(a)
..................... 12,556 4,691,549
Labcorp Holdings, Inc. ................ 27,020 5,498,840
31,292,662
Household Durables — 1.4%
Sony Group Corp. , ADR
(a)
.............. 51,100 4,340,945
Insurance — 5.4%
American International Group, Inc. ........ 83,677 6,212,181
Fidelity National Financial, Inc. , Class A ..... 121,765 6,017,626
Prudential plc , ADR .................. 63,150 1,156,908
Willis Towers Watson plc ............... 14,460 3,790,544
17,177,259
IT Services — 0.9%
Cognizant Technology Solutions Corp. , Class A 40,598 2,760,664
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.
(b)
................ 55,710 1,300,271
Machinery — 0.5%
CNH Industrial NV
(a)
.................. 159,090 1,611,582
Media — 4.5%
Comcast Corp. , Class A ............... 156,942 6,145,849
Fox Corp. , Class A
(a)
.................. 45,800 1,574,146
WPP plc .......................... 708,800 6,490,254
14,210,249
Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc. ...... 24,514 1,806,682
Sempra .......................... 54,220 4,123,973
5,930,655
Oil, Gas & Consumable Fuels — 8.3%
BP plc , ADR ....................... 204,801 7,393,316
Chevron Corp.
(a)
.................... 10,326 1,615,193
Enterprise Products Partners LP
(a)
........ 57,560 1,668,089
Hess Corp. ........................ 32,710 4,825,379
Shell plc .......................... 211,930 7,601,506
Suncor Energy, Inc. .................. 88,730 3,380,613
26,484,096
Pharmaceuticals — 2.6%
AstraZeneca plc .................... 10,671 1,660,761
Bayer AG (Registered) ................ 53,338 1,503,492
Sanofi SA , ADR
(a)
.................... 106,727 5,178,394
8,342,647
Professional Services — 5.8%
Dun & Bradstreet Holdings, Inc.
(a)
......... 650,740 6,025,852
Leidos Holdings, Inc. ................. 40,146 5,856,499
SS&C Technologies Holdings, Inc. ........ 103,857 6,508,718
18,391,069
Specialty Retail — 0.6%
Ross Stores, Inc. .................... 13,446 1,953,973

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Basic Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 5.8%
HP, Inc. .......................... 166,360 $ 5,825,927
Samsung Electronics Co. Ltd. ........... 119,845 7,053,336
Western Digital Corp.
(b)
................ 73,850 5,595,614
18,474,877
Textiles, Apparel & Luxury Goods — 2.0%
Swatch Group AG (The) , ADR ........... 202,580 2,066,316
Tapestry, Inc. ....................... 103,720 4,438,179
6,504,495
Tobacco — 1.6%
British American Tobacco plc , ADR
(a)
....... 163,560 5,058,911
Total Common Stocks — 98 .0%
(Cost: $ 284,097,586 ) .............................. 311,229,541
Investment Companies
SPDR S&P Biotech ETF
(a)
.............. 31,840 2,951,886
Total Investment Companies — 0 .9%
(Cost: $ 2,506,863 ) ............................... 2,951,886
Total Long-Term Investments — 98.9%
(Cost: $ 286,604,449 ) .............................. 314,181,427
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 39,603,771 $ 39,619,612
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 3,189,513 3,189,513
Total Short-Term Securities — 13 .5%
(Cost: $ 42,807,853 ) ............................... 42,809,125
Total Investments — 112 .4%
(Cost: $ 329,412,302 ) .............................. 356,990,552
Liabilities in Excess of Other Assets — (12.4) % ............ (39,338,601)
Net Assets — 100.0% ...............................
$ 317,651,951
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 39,623,971
(a)
$ — $ (5,631) $ 1,272 $ 39,619,612 39,603,771 $ 58,320
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 3,232,316 — (42,803)
(a)
— — 3,189,513 3,189,513 54,628 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 36,163,245 — (36,155,611)
(a)
(8,050) 416 — — — —
$ (13,681) $ 1,688 $ 42,809,125 $ 112,948 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Basic Value V.I. Fund
4
Derivative Financial Instruments Categorized by Risk Exposure
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ 9 $ — $ — $ 9
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts sold — in USD ........................................................................................ $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 15,281,064 $ — $ — $ 15,281,064
Automobile Components .................................. 1,261,221 — — 1,261,221
Automobiles .......................................... 7,481,129 — — 7,481,129
Banks ............................................... 34,611,914 — — 34,611,914
Broadline Retail ........................................ 7,571,063 — — 7,571,063
Building Products ....................................... 5,248,471 — — 5,248,471
Capital Markets ........................................ 3,028,354 1,655,332 — 4,683,686
Chemicals ............................................ 4,335,292 — — 4,335,292
Communications Equipment ................................ 1,674,157 — — 1,674,157
Consumer Staples Distribution & Retail ........................ 4,602,631 — — 4,602,631
Containers & Packaging .................................. 5,773,435 — — 5,773,435
Diversified Telecommunication Services ........................ 5,973,747 — — 5,973,747
Electric Utilities ........................................ 4,673,998 — — 4,673,998
Electrical Equipment ..................................... 4,197,289 — — 4,197,289
Electronic Equipment, Instruments & Components ................. 4,183,530 — — 4,183,530
Entertainment ......................................... 5,739,003 — — 5,739,003
Financial Services ...................................... 10,083,692 — — 10,083,692
Food Products ......................................... 6,955,009 — — 6,955,009
Health Care Equipment & Supplies ........................... 13,064,855 — — 13,064,855
Health Care Providers & Services ............................ 31,292,662 — — 31,292,662
Household Durables ..................................... 4,340,945 — — 4,340,945
Insurance ............................................ 17,177,259 — — 17,177,259
IT Services ........................................... 2,760,664 — — 2,760,664
Life Sciences Tools & Services .............................. 1,300,271 — — 1,300,271
Machinery ............................................ 1,611,582 — — 1,611,582
Media ............................................... 7,719,995 6,490,254 — 14,210,249
Multi-Utilities .......................................... 5,930,655 — — 5,930,655
Oil, Gas & Consumable Fuels ............................... 18,882,590 7,601,506 — 26,484,096
Pharmaceuticals ....................................... 5,178,394 3,164,253 — 8,342,647
Professional Services .................................... 18,391,069 — — 18,391,069
Specialty Retail ........................................ 1,953,973 — — 1,953,973
Technology Hardware, Storage & Peripherals .................... 11,421,541 7,053,336 — 18,474,877
Textiles, Apparel & Luxury Goods ............................ 6,504,495 — — 6,504,495
Tobacco ............................................. 5,058,911 — — 5,058,911
Investment Companies .................................... 2,951,886 — — 2,951,886

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Basic Value V.I. Fund
Schedule of Investments
5
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 42,809,125 $ — $ — $ 42,809,125
$ 331,025,871 $ 25,964,681 $ — $ 356,990,552
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
6
BlackRock
Basic Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 314,181,427
Investments, at value — affiliated
(c)
.......................................................................................... 42,809,125
Cash ............................................................................................................. 1,024
Receivables: –
Securities lending income — affiliated ...................................................................................... 10,380
Capital shares sold ................................................................................................... 23,236
Dividends — unaffiliated ............................................................................................... 849,990
Dividends — affiliated ................................................................................................. 14,498
Prepaid e xpenses ..................................................................................................... 2,304
Total a ssets .........................................................................................................
357,891,984
LIABILITIES
Foreign bank overdraft
(d)
................................................................................................. 2,330
Collateral on securities loaned ............................................................................................. 39,654,143
Payables: –
Accounting services fees ............................................................................................... 31,384
Capital shares redeemed ............................................................................................... 94,000
Distribution fees ..................................................................................................... 14,171
Investment advisory fees .............................................................................................. 157,000
Printing and postage fees .............................................................................................. 48,216
Professional fees .................................................................................................... 39,033
Transfer agent fees .................................................................................................. 194,072
Other accrued expenses ............................................................................................... 5,684
Total li abilities ........................................................................................................
40,240,033
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 317,651,951
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 275,404,342
Accumulated earnings .................................................................................................. 42,247,609
NET ASSETS ........................................................................................................
$ 317,651,951
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 286,604,449
(b)
  Securities loaned, at value ...................................................................................... $ 38,864,725
(c)
  Investments, at cost — affiliated ................................................................................... $ 42,807,853
(d)
  Foreign bank overdraft, at cost ................................................................................... $ (2,326)
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 247,369,502
Shares outstanding ...................................................................................................
18,001,666
Net asset value .....................................................................................................
$ 13.74
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 70,282,449
Shares outstanding ...................................................................................................
5,190,336
Net asset value .....................................................................................................
$ 13.54
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
8
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,458,208
Dividends — affiliated ................................................................................................. 54,628
Interest — unaffiliated ................................................................................................. 570
Securities lending income — affiliated — net ................................................................................. 58,320
Foreign taxes withheld ................................................................................................ (87,350)
Total investment income .................................................................................................
4,484,376
EXPENSES
Investment advisory .................................................................................................. 955,704
Transfer agent — class specific .......................................................................................... 317,836
Distribution — class specific ............................................................................................ 87,367
Professional ....................................................................................................... 41,097
Accounting services .................................................................................................. 30,982
Printing and postage ................................................................................................. 22,351
Custodian ......................................................................................................... 7,113
Directors and Officer ................................................................................................. 4,340
Transfer agent ...................................................................................................... 2,487
Miscellaneous ...................................................................................................... 2,984
Total expenses excluding interest expense .....................................................................................
1,472,261
Interest expense .................................................................................................... 601
Total expenses .......................................................................................................
1,472,862
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (765)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (211,784)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,260,313
Net investment income ..................................................................................................
3,224,063
REALIZED AND UNREALIZED GAIN (LOSS) $ 16,046,660
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 12,461,962
Investments — affiliated ............................................................................................. (13,681)
Forward foreign currency exchange contracts ............................................................................... 9
Foreign currency transactions ......................................................................................... 12,293
A
12,460,583
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 3,590,115
Investments — affiliated ............................................................................................. 1,688
Foreign currency translations .......................................................................................... (5,726)
A
3,586,077
Net realized and unrealized gain ...........................................................................................
16,046,660
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 19,270,723

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,224,063  $ 5,770,902
Net realized gain .................................................................................. 12,460,583  9,896,973
Net change in unrealized appreciation (depreciation) .......................................................... 3,586,077  31,780,087
Net increase in net assets resulting from operations ............................................................. 19,270,723  47,447,962
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (13,735,954)
Class III ....................................................................................... —  (3,646,956)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (17,382,910)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (20,715,175) (20,717,213)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (1,444,452) 9,347,839
Beginning of period .................................................................................. 319,096,403  309,748,564
End of period ......................................................................................
$ 317,651,951  $ 319,096,403
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
10
BlackRock Basic Value V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 12.94  $ 11.75  $ 13.99  $ 13.58  $ 13.75  $ 12.39
Net investment income
(a)
....................
0 .14  0 .24  0 .19  0 .20  0 .26  0 .31
Net realized and unrealized gain (loss) ...........
0 .66  1 .70  ( 0 .90 ) 2 .68  0 .18  2 .63
Net increase (decrease) from investment operations ... 0.80  1.94  (0.71) 2.88  0.44  2.94
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .23 ) ( 0 .19 ) ( 0 .20 ) ( 0 .30 ) ( 0 .35 )
From net realized gain ......................
—  ( 0 .52 ) ( 1 .34 ) ( 2 .27 ) ( 0 .31 ) ( 1 .23 )
Total distributions ........................... —  (0.75) (1.53) (2.47) (0.61) (1.58)
Net asset value, end of period ................. $ 13.74  $ 12.94  $ 11.75  $ 13.99  $ 13.58  $ 13.75
Total Return
(c)
Based on net asset value ..................... 6.18%
(d)
16.61% (4.92)% 21.67% 3.43% 23.91%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.87%
(f)
0.86% 0.84% 0.85% 0.87% 0.84%
Total expenses after fees waived and/or reimbursed ...
0.73%
(f)
0.73% 0.71% 0.72% 0.73% 0.73%
Net investment income ......................
2.09%
(f)
1.93% 1.44% 1.32% 2.14% 2.20%
Supplemental Data
Net assets, end of period (000) ................. $ 247,370  $ 249,087  $ 243,526  $ 287,095  $ 270,007  $ 288,543
Portfolio turnover rate ........................ 20% 39% 63% 67% 89% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Basic Value V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 12.77  $ 11.61  $ 13.83  $ 13.46  $ 13.62  $ 12.29
Net investment income
(a)
....................
0 .12  0 .20  0 .15  0 .16  0 .23  0 .26
Net realized and unrealized gain (loss) ...........
0 .65  1 .68  ( 0 .88 ) 2 .65  0 .16  2 .61
Net increase (decrease) from investment operations ... 0.77  1.88  (0.73) 2.81  0.39  2.87
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .20 ) ( 0 .15 ) ( 0 .17 ) ( 0 .24 ) ( 0 .31 )
From net realized gain ......................
—  ( 0 .52 ) ( 1 .34 ) ( 2 .27 ) ( 0 .31 ) ( 1 .23 )
Total distributions ........................... —  (0.72) (1.49) (2.44) (0.55) (1.54)
Net asset value, end of period ................. $ 13.54  $ 12.77  $ 11.61  $ 13.83  $ 13.46  $ 13.62
Total Return
(c)
Based on net asset value ..................... 6.03%
(d)
16.24% (5.12)% 21.34% 3.13% 23.53%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.13%
(f)
1.12% 1.11% 1.11% 1.12% 1.13%
Total expenses after fees waived and/or reimbursed ...
1.01%
(f)
1.01% 0.99% 0.99% 1.01% 1.01%
Net investment income ......................
1.81%
(f)
1.65% 1.16% 1.04% 1.94% 1.86%
Supplemental Data
Net assets, end of period (000) ................. $ 70,282  $ 70,009  $ 63,262  $ 74,157  $ 33,584  $ 63,378
Portfolio turnover rate ........................ 20% 39% 63% 67% 89% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares. Effective April 30, 2024, the Fund terminated its Class II Shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
14
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $87,367.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 126,293 $ (126,293) $ — $ —
BofA Securities, Inc. ............................... 525 (525) — —
Citigroup Global Markets, Inc. ........................ 11,837,419 (11,837,419) — —
Goldman Sachs & Co. LLC .......................... 12,878,311 (12,878,311) — —
J.P. Morgan Securities LLC .......................... 1,965,492 (1,965,492) — —
Morgan Stanley .................................. 10,880,960 (10,880,960) — —
SG Americas Securities LLC ......................... 549,817 (549,817) — —
Toronto-Dominion Bank ............................ 625,908 (625,908) — —
$ 38,864,725 $ (38,864,725) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $765.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 245,520 $ 72,316 $ 317,836
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.09
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 170,920
Class III ...................................................................................................... 40,864
$ 211,784
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
16
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $13,104 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $64,410,533 and $82,153,572, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 331,310,113 $ 44,570,275 $ (18,889,836) $ 25,680,439

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
There were no Class II Shares outstanding for the six months ended June 30, 2024.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
142,967 $ 1,929,660 623,885 $ 7,764,840
Shares issued in reinvestment of distributions ........................
— — 1,078,977 13,735,954
Shares redeemed .........................................
(1,393,725) (18,764,646) (3,171,438) (39,544,599)
(1,250,758) $ (16,834,986) (1,468,576) $ (18,043,805)
Class II
(a)
Shares sold .............................................
— $ — 1,293 $ 15,166
Shares redeemed .........................................
— — (254,390) (3,130,460)
— $ — (253,097) $ (3,115,294)
Class III
Shares sold .............................................
189,117 $ 2,500,369 588,496 $ 7,245,289
Shares issued in reinvestment of distributions ........................
— — 290,338 3,646,956
Shares redeemed .........................................
(482,402) (6,380,558) (845,327) (10,450,359)
(293,285) $ (3,880,189) 33,507 $ 441,886
(1,544,043) $ (20,715,175) (1,688,166) $ (20,717,213)

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
18
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
SPDR Standard & Poor’s Depositary Receipts

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
TransDigm Group, Inc. ................ 1,147 $ 1,465,419
Automobiles — 1.1%
Ferrari NV ........................ 2,046 835,525
Broadline Retail — 10.0%
Amazon.com, Inc.
(a)
.................. 41,052 7,933,299
Capital Markets — 3.5%
Blackstone, Inc. , Class A ............... 5,971 739,210
MSCI, Inc. ........................ 1,816 874,858
S&P Global, Inc. .................... 2,557 1,140,422
2,754,490
Chemicals — 0.9%
Sherwin-Williams Co. (The) ............. 2,372 707,876
Commercial Services & Supplies — 2.1%
Copart, Inc.
(a)
...................... 18,600 1,007,376
Waste Connections, Inc. ............... 3,738 655,496
1,662,872
Electrical Equipment — 0.9%
Vertiv Holdings Co. , Class A ............ 8,207 710,480
Entertainment — 2.6%
Netflix, Inc.
(a)
....................... 3,045 2,055,009
Financial Services — 4.6%
Mastercard, Inc. , Class A ............... 2,402 1,059,666
Visa, Inc. , Class A ................... 9,762 2,562,232
3,621,898
Health Care Equipment & Supplies — 5.0%
(a)
Align Technology, Inc. ................. 3,492 843,074
Boston Scientific Corp. ................ 8,861 682,386
IDEXX Laboratories, Inc. ............... 1,716 836,035
Intuitive Surgical, Inc. ................. 3,625 1,612,581
3,974,076
Hotels, Restaurants & Leisure — 0.8%
Chipotle Mexican Grill, Inc.
(a)
............ 10,160 636,524
Interactive Media & Services — 8.9%
Alphabet, Inc. , Class A ................ 17,107 3,116,040
Meta Platforms, Inc. , Class A ............ 7,755 3,910,226
7,026,266
IT Services — 0.8%
Shopify, Inc. , Class A
(a)
................ 9,941 656,603
Life Sciences Tools & Services — 1.7%
Danaher Corp. ..................... 2,693 672,846
Thermo Fisher Scientific, Inc. ............ 1,210 669,130
1,341,976
Pharmaceuticals — 3.3%
Eli Lilly & Co. ...................... 2,904 2,629,223
Real Estate Management & Development — 1.0%
CoStar Group, Inc.
(a)
.................. 10,898 807,978
Semiconductors & Semiconductor Equipment — 22.4%
ASML Holding NV (Registered) , ADR ...... 2,539 2,596,711
Broadcom, Inc. ..................... 2,035 3,267,254
KLA Corp. ......................... 1,409 1,161,735
NVIDIA Corp. ...................... 87,091 10,759,222
17,784,922
Security
Shares
Shares Value
Software — 18.6%
Cadence Design Systems, Inc.
(a)
......... 4,533 $ 1,395,031
Intuit, Inc. ......................... 4,459 2,930,499
Microsoft Corp. ..................... 18,983 8,484,452
Roper Technologies, Inc. ............... 2,080 1,172,413
Synopsys, Inc.
(a)
.................... 1,279 761,081
14,743,476
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ........................ 27,563 5,805,319
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE ..... 886 680,263
Total Common Stocks — 98 .2%
(Cost: $ 48,340,442 ) ............................... 77,833,494
Preferred Securities
Preferred Stocks — 2.1%
IT Services — 2.1%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (b) (c)
............... 9,690 1,637,707
Total Preferred Securities — 2 .1%
(Cost: $ 1,061,774 ) ............................... 1,637,707
Total Long-Term Investments — 100.3%
(Cost: $ 49,402,216 ) ............................... 79,471,201
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(d) (e)
.................. 115,929 115,929
Total Short-Term Securities — 0 .1%
(Cost: $ 115,929 ) ................................. 115,929
Total Investments — 100 .4%
(Cost: $ 49,518,145 ) ............................... 79,587,130
Liabilities in Excess of Other Assets — (0.4) % ............. (300,210)
Net Assets — 100.0% ...............................
$ 79,286,920
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,637,707, representing 2.07% of its net assets as of period end, and an original cost of $1,061,774.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,152,059 $ — $ (1,036,130)
(a)
$ — $ — $ 115,929 115,929 $ 4,590 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ — — — — — — — 34
(c)
—
$ — $ — $ 115,929 $ 4,624 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Capital Appreciation V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 1,465,419 $ — $ — $ 1,465,419
Automobiles .......................................... 835,525 — — 835,525
Broadline Retail ........................................ 7,933,299 — — 7,933,299
Capital Markets ........................................ 2,754,490 — — 2,754,490
Chemicals ............................................ 707,876 — — 707,876
Commercial Services & Supplies ............................. 1,662,872 — — 1,662,872
Electrical Equipment ..................................... 710,480 — — 710,480
Entertainment ......................................... 2,055,009 — — 2,055,009
Financial Services ...................................... 3,621,898 — — 3,621,898
Health Care Equipment & Supplies ........................... 3,974,076 — — 3,974,076
Hotels, Restaurants & Leisure .............................. 636,524 — — 636,524
Interactive Media & Services ............................... 7,026,266 — — 7,026,266
IT Services ........................................... 656,603 — — 656,603
Life Sciences Tools & Services .............................. 1,341,976 — — 1,341,976
Pharmaceuticals ....................................... 2,629,223 — — 2,629,223
Real Estate Management & Development ....................... 807,978 — — 807,978
Semiconductors & Semiconductor Equipment .................... 17,784,922 — — 17,784,922
Software ............................................. 14,743,476 — — 14,743,476
Technology Hardware, Storage & Peripherals .................... 5,805,319 — — 5,805,319
Textiles, Apparel & Luxury Goods ............................ — 680,263 — 680,263
Preferred Securities ....................................... — — 1,637,707 1,637,707
Short-Term Securities
Money Market Funds ...................................... 115,929 — — 115,929
$ 77,269,160 $ 680,263 $ 1,637,707 $ 79,587,130
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................................................................................... $ 1,581,376 $ 1,581,376
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 56,331 56,331
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2024 .......................................................................................
$ 1,637,707 $ 1,637,707
Net change in unrealized appreciation on investments still held at June 30, 2024
(b)
..........................................................
$ 56,331 $ 56,331
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
5
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 1,637,707 Market Revenue Multiple 1.50x —
$ 1,637,707
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
6
BlackRock
Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 79,471,201
Investments, at value — affiliated
(b)
.......................................................................................... 115,929
Receivables: –
Investments sold .................................................................................................... 13,018
Securities lending income — affiliated ...................................................................................... 34
Capital shares sold ................................................................................................... 2,151
Dividends — unaffiliated ............................................................................................... 5,880
Dividends — affiliated ................................................................................................. 383
Prepaid e xpenses ..................................................................................................... 4,969
Total a ssets .........................................................................................................
79,613,565
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 27,243
Capital shares redeemed ............................................................................................... 88,995
Distribution fees ..................................................................................................... 20,046
Investment advisory fees .............................................................................................. 24,731
Directors' and Officer's fees ............................................................................................. 205
Professional fees .................................................................................................... 59,739
Transfer agent fees .................................................................................................. 91,199
Other accrued expenses ............................................................................................... 14,487
Total li abilities ........................................................................................................
326,645
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 79,286,920
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ (17,264,028)
Accumulated earnings .................................................................................................. 96,550,948
NET ASSETS ........................................................................................................
$ 79,286,920
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 49,402,216
(b)
  Investments, at cost — affiliated ................................................................................... $ 115,929
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 1,102,269
Shares outstanding ...................................................................................................
105,321
Net asset value .....................................................................................................
$ 10.47
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 78,184,651
Shares outstanding ...................................................................................................
7,837,868
Net asset value .....................................................................................................
$ 9.98
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
8
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 337,019
Dividends — affiliated ................................................................................................. 4,590
Interest — unaffiliated ................................................................................................. 71
Securities lending income — affiliated — net ................................................................................. 34
Foreign taxes withheld ................................................................................................ (9,133)
Total investment income .................................................................................................
332,581
EXPENSES
Investment advisory .................................................................................................. 525,387
Transfer agent — class specific .......................................................................................... 168,051
Distribution — class specific ............................................................................................ 91,803
Professional ....................................................................................................... 82,579
Printing and postage ................................................................................................. 31,833
Accounting services .................................................................................................. 27,226
Custodian ......................................................................................................... 6,073
Directors and Officer ................................................................................................. 3,417
Transfer agent ...................................................................................................... 2,457
Miscellaneous ...................................................................................................... 2,181
Total expenses excluding interest expense .....................................................................................
941,007
Interest expense .................................................................................................... 1,173
Total expenses .......................................................................................................
942,180
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (121,741)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (140,713)
Total expenses after fees waived and/or reimbursed ..............................................................................
679,726
Net investment loss ....................................................................................................
(347,145)
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,210,390
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 64,761,373
Foreign currency transactions ......................................................................................... 526
A
64,761,899
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (35,551,349)
Foreign currency translations .......................................................................................... (160)
A
(35,551,509)
Net realized and unrealized gain ...........................................................................................
29,210,390
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 28,863,245

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Capital Appreciation V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (347,145) $ (550,229)
Net realized gain .................................................................................. 64,761,899  12,474,998
Net change in unrealized appreciation (depreciation) .......................................................... (35,551,509) 58,102,342
Net increase in net assets resulting from operations ............................................................. 28,863,245  70,027,111
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (6,039,329)
Class III ....................................................................................... —  (3,508,490)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (9,547,819)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (142,199,924) (26,794,249)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (113,336,679) 33,685,043
Beginning of period .................................................................................. 192,623,599  158,938,556
End of period ......................................................................................
$ 79,286,920  $ 192,623,599
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
10
BlackRock Capital Appreciation V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ..........
$ 8.50  $ 6.02  $ 10.19  $ 10.35  $ 7.99  $ 7.25
Net investment loss
(a)
....................
( 0 .01 ) ( 0 .02 ) ( 0 .01 ) ( 0 .04 ) ( 0 .03 ) ( 0 .02 )
Net realized and unrealized gain (loss) .........
1 .98  2 .95  ( 3 .81 ) 2 .16  3 .36  2 .31
Net increase (decrease) from investment operations . 1.97  2.93  (3.82) 2.12  3.33  2.29
Distributions from net realized gain
(b)
.......... —  (0.45) (0.35) (2.28) (0.97) (1.55)
Net asset value, end of period ............... $ 10.47  $ 8.50  $ 6.02  $ 10.19  $ 10.35  $ 7.99
Total Return
(c)
Based on net asset value ................... 23.18%
(d) (e)
49.00% (37.64)% 21.16% 41.91% 31.99%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.01%
(g)
1.04%
(h)
0.93% 0.92% 0.95% 0.93%
Total expenses after fees waived and/or reimbursed .
0.71%
(g)
0.91%
(h)
0.80% 0.79% 0.82% 0.80%
Net investment loss .......................
(0.32)%
(g)
(0.22)% (0.08)% (0.35)% (0.33)% (0.20)%
Supplemental Data
Net assets, end of period (000) ............... $ 1,102  $ 122,511  $ 100,146  $ 170,539  $ 162,334  $ 135,871
Portfolio turnover rate ...................... 12% 22% 66% 42% 37% 43%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 0.94% and 0.81%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ..........
$ 8.11  $ 5.76  $ 9.80  $ 10.05  $ 7.80  $ 7.13
Net investment loss
(a)
....................
( 0 .03 ) ( 0 .03 ) ( 0 .02 ) ( 0 .07 ) ( 0 .05 ) ( 0 .04 )
Net realized and unrealized gain (loss) .........
1 .90  2 .81  ( 3 .67 ) 2 .10  3 .27  2 .26
Net increase (decrease) from investment operations . 1.87  2.78  (3.69) 2.03  3.22  2.22
Distributions from net realized gain
(b)
.......... —  (0.43) (0.35) (2.28) (0.97) (1.55)
Net asset value, end of period ............... $ 9.98  $ 8.11  $ 5.76  $ 9.80  $ 10.05  $ 7.80
Total Return
(c)
Based on net asset value ................... 23.06%
(d) (e)
48.59% (37.81)% 20.89% 41.52% 31.55%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.35%
(g)
1.29%
(h)
1.18% 1.17% 1.19% 1.17%
Total expenses after fees waived and/or reimbursed .
0.99%
(g)
1.17%
(h)
1.06% 1.05% 1.08% 1.05%
Net investment loss .......................
(0.56)%
(g)
(0.47)% (0.34)% (0.61)% (0.59)% (0.47)%
Supplemental Data
Net assets, end of period (000) ............... $ 78,185  $ 70,112  $ 58,793  $ 83,028  $ 73,627  $ 64,102
Portfolio turnover rate ...................... 12% 22% 66% 42% 37% 43%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 1.19% and 1.07%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
The Board of Directors of the Company had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the
Company, on behalf of BlackRock Large Cap Focus Growth V.I. Fund (the “Acquiring Fund”), pursuant to which the Fund would be reorganized into the Acquiring Fund (the
“Reorganization”). The Company, on behalf of each of the Fund and the Acquiring Fund, has determined not to proceed with the Reorganization at this time.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
14
curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $91,803.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $66.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the  following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the Statements of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 90,621 $ 77,430 $ 168,051
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.08
Fund Name
Fees Waived
and/or reimbursed
by the Manager
BlackRock Capital Appreciation V.I. Fund ......................................................................................... $ 121,675
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 59,747
Class III ...................................................................................................... 48,054
$ 107,801

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
16
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Prior to March 8, 2024, the expense limitations as a percentage of average daily assets for Class I and Class III were 1.25% and 1.50%, respectively.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $7 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: During the six months ended June 30, 2024, the Fund received a reimbursement of $85,000 from an affiliate, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations, related to the Reorganization. Please refer to the Organization note within the Notes to Financial Statements for details pertaining to the cancelled Reorganization.
Class I Class III
Expense Limitations .................................................................................. 0.79% 1.04%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 14,237
Class III ...................................................................................................... 18,675
$ 32,912

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $19,624,666 and $161,496,146, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Purchases ............................................................................................................... $ 276,720
Sales ................................................................................................................... —
Net Realized Gain .......................................................................................................... —
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 49,684,854 $ 30,341,921 $ (439,645) $ 29,902,276

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
18
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 22.4%
Software ........................................................................................................... 18.6
Broadline Retail ....................................................................................................... 10.0
Interactive Media & Services .............................................................................................. 8.8
Technology Hardware, Storage & Peripherals ................................................................................... 7.3
Health Care Equipment & Supplies .......................................................................................... 5.0
Other
(a)
............................................................................................................. 27.9
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
228,497 $ 2,107,541 564,218 $ 4,560,452
Shares issued in reinvestment of distributions ........................
— — 749,296 6,039,329
Shares redeemed .........................................
(14,541,650) (137,060,776) (3,541,692) (26,676,668)
(14,313,153) $ (134,953,235) (2,228,178) $ (16,076,887)
Class III
Shares sold .............................................
277,543 $ 2,495,012 703,422 $ 5,053,408
Shares issued in reinvestment of distributions ........................
— — 456,241 3,508,490
Shares redeemed .........................................
(1,085,947) (9,741,701) (2,726,773) (19,279,260)
(808,404) $ (7,246,689) (1,567,110) $ (10,717,362)
(15,121,557) $ (142,199,924) (3,795,288) $ (26,794,249)

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
20
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.6%
L3Harris Technologies, Inc. ............. 30,412 $ 6,829,927
RTX Corp. ........................ 42,694 4,286,051
11,115,978
Automobile Components — 0.4%
Lear Corp. ........................ 11,547 1,318,783
Automobiles — 1.8%
General Motors Co. .................. 117,982 5,481,444
Banks — 11.7%
Bank of America Corp. ................ 53,156 2,114,014
Citigroup, Inc. ...................... 150,782 9,568,626
Citizens Financial Group, Inc. ........... 51,616 1,859,725
First Citizens BancShares , Inc. , Class A ..... 4,556 7,670,527
JPMorgan Chase & Co. ............... 20,824 4,211,862
Wells Fargo & Co. ................... 181,755 10,794,429
36,219,183
Beverages — 1.2%
Diageo plc ........................ 20,210 634,473
Keurig Dr Pepper, Inc. ................ 64,020 2,138,268
Pernod Ricard SA ................... 6,209 847,153
3,619,894
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. ............. 112,400 1,013,043
Building Products — 1.6%
Allegion plc ........................ 13,899 1,642,167
Johnson Controls International plc ........ 48,759 3,241,011
4,883,178
Capital Markets — 2.5%
Charles Schwab Corp. (The) ............ 12,418 915,082
Goldman Sachs Group, Inc. (The) ........ 1,492 674,862
Intercontinental Exchange, Inc. .......... 27,376 3,747,501
Raymond James Financial, Inc. .......... 6,725 831,277
UBS Group AG (Registered) ............ 52,158 1,531,889
7,700,611
Chemicals — 2.2%
Air Products & Chemicals, Inc. ........... 5,613 1,448,435
Albemarle Corp.
(a)
................... 16,343 1,561,083
International Flavors & Fragrances, Inc. ..... 20,199 1,923,147
PPG Industries, Inc. .................. 14,309 1,801,360
6,734,025
Communications Equipment — 1.5%
Cisco Systems, Inc.
(a)
................. 97,337 4,624,481
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.
(a)
................ 24,077 3,183,702
Containers & Packaging — 1.2%
Sealed Air Corp. .................... 110,606 3,847,983
Diversified Telecommunication Services — 1.9%
AT&T, Inc. ......................... 88,804 1,697,044
Verizon Communications, Inc. ........... 97,190 4,008,116
5,705,160
Electric Utilities — 3.6%
American Electric Power Co., Inc. ......... 40,068 3,515,566
Edison International .................. 15,324 1,100,417
Entergy Corp. ...................... 10,209 1,092,363
Exelon Corp. ....................... 69,479 2,404,668
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp. ....................... 174,248 $ 3,042,370
11,155,384
Entertainment — 1.1%
Electronic Arts, Inc. .................. 24,671 3,437,410
Financial Services — 3.3%
Fidelity National Information Services, Inc. ... 93,616 7,054,902
Visa, Inc. , Class A
(a)
.................. 12,377 3,248,591
10,303,493
Food Products — 1.9%
Kraft Heinz Co. (The) ................. 181,574 5,850,314
Health Care Equipment & Supplies — 4.6%
Baxter International, Inc. ............... 153,191 5,124,239
Koninklijke Philips NV
(b)
................ 124,534 3,131,848
Medtronic plc ...................... 75,206 5,919,464
14,175,551
Health Care Providers & Services — 8.9%
Cardinal Health, Inc. .................. 58,522 5,753,883
Cigna Group (The) ................... 9,056 2,993,642
CVS Health Corp. ................... 117,537 6,941,735
Elevance Health, Inc. ................. 8,778 4,756,447
Humana, Inc. ...................... 8,458 3,160,332
Labcorp Holdings, Inc. ................ 19,429 3,953,996
27,560,035
Household Durables — 1.6%
Newell Brands, Inc.
(a)
................. 132,740 850,864
Panasonic Holdings Corp. .............. 138,600 1,139,361
Sony Group Corp. ................... 35,000 2,982,741
4,972,966
Insurance — 5.5%
American International Group, Inc. ........ 98,364 7,302,544
Fidelity National Financial, Inc. , Class A ..... 60,448 2,987,340
Prudential plc ...................... 143,776 1,303,620
Willis Towers Watson plc ............... 20,802 5,453,036
17,046,540
IT Services — 1.2%
Cognizant Technology Solutions Corp. , Class A 55,777 3,792,836
Leisure Products — 0.7%
Hasbro, Inc. ....................... 37,857 2,214,634
Life Sciences Tools & Services — 0.6%
Fortrea Holdings, Inc.
(b)
................ 35,142 820,214
Thermo Fisher Scientific, Inc. ............ 1,644 909,132
1,729,346
Machinery — 2.2%
CNH Industrial NV ................... 133,528 1,352,639
Komatsu Ltd. ...................... 47,500 1,387,453
Stanley Black & Decker, Inc. ............ 20,057 1,602,354
Westinghouse Air Brake Technologies Corp. .. 15,092 2,385,290
6,727,736
Media — 3.4%
Comcast Corp. , Class A
(a)
.............. 162,573 6,366,359
Fox Corp. , Class A
(a)
.................. 63,217 2,172,768
WPP plc .......................... 208,108 1,905,578
10,444,705
Multi-Utilities — 1.0%
Sempra
(a)
......................... 42,124 3,203,951

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 7.8%
BP plc ........................... 1,152,775 $ 6,940,601
Enterprise Products Partners LP
(a)
........ 108,784 3,152,560
Hess Corp. ........................ 21,448 3,164,009
Shell plc .......................... 202,937 7,278,945
Suncor Energy, Inc. .................. 90,666 3,454,375
23,990,490
Personal Care Products — 0.6%
Unilever plc , ADR
(a)
.................. 35,356 1,944,226
Pharmaceuticals — 4.0%
AstraZeneca plc .................... 10,555 1,642,707
Bayer AG (Registered) ................ 66,713 1,880,507
Bristol-Myers Squibb Co. ............... 14,316 594,543
Eli Lilly & Co. ...................... 3,574 3,235,828
Sanofi SA ......................... 50,835 4,902,685
12,256,270
Professional Services — 3.2%
Leidos Holdings, Inc. ................. 25,638 3,740,072
SS&C Technologies Holdings, Inc. ........ 96,984 6,077,987
9,818,059
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc. ... 11,077 1,579,691
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 9,488 1,649,109
Software — 1.2%
Microsoft Corp. ..................... 8,199 3,664,543
Specialized REITs — 1.0%
Crown Castle, Inc. ................... 30,185 2,949,074
Technology Hardware, Storage & Peripherals — 3.6%
Hewlett Packard Enterprise Co. .......... 83,928 1,776,756
HP, Inc. .......................... 65,231 2,284,390
Samsung Electronics Co. Ltd. , GDR
(c)(d)
..... 4,856 7,132,730
11,193,876
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.8%
Swatch Group AG (The) ............... 4,529 $ 927,890
Tapestry, Inc. ....................... 32,371 1,385,155
2,313,045
Tobacco — 1.5%
British American Tobacco plc , ADR
(a)
....... 154,478 4,778,005
Total Common Stocks — 95.2%
(Cost: $271,387,304) .............................. 294,198,754
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA (Preference) ....... 17,387 1,548,083
Total Preferred Securities — 0.5%
(Cost: $1,368,430) ............................... 1,548,083
Total Long-Term Investments — 95.7%
(Cost: $272,755,734) .............................. 295,746,837
Short-Term Securities
Money Market Funds — 11.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%
(g)
.................. 22,383,409 22,392,363
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.19% .................... 12,491,745 12,491,745
Total Short-Term Securities — 11.3%
(Cost: $34,883,943) ............................... 34,884,108
Total Investments — 107.0%
(Cost: $307,639,677 ) .............................. 330,630,945
Liabilities in Excess of Other Assets — (7.0)% ............. (21,757,685)
Net Assets — 100.0% ...............................
$ 308,873,260
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Equity Dividend V.I. Fund
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 22,393,784
(a)
$ — $ (1,586) $ 165 $ 22,392,363 22,383,409 $ 29,790
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 13,355,564 — (863,819)
(a)
— — 12,491,745 12,491,745 318,454 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 31,047,658 — (31,043,436)
(a)
(5,052) 830 — — — —
$ (6,638) $ 995 $ 34,884,108 $ 348,244 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 11,115,978 $ — $ — $ 11,115,978
Automobile Components .................................. 1,318,783 — — 1,318,783
Automobiles .......................................... 5,481,444 — — 5,481,444
Banks ............................................... 36,219,183 — — 36,219,183
Beverages ........................................... 2,138,268 1,481,626 — 3,619,894
Broadline Retail ........................................ — 1,013,043 — 1,013,043
Building Products ....................................... 4,883,178 — — 4,883,178
Capital Markets ........................................ 6,168,722 1,531,889 — 7,700,611
Chemicals ............................................ 6,734,025 — — 6,734,025
Communications Equipment ................................ 4,624,481 — — 4,624,481
Consumer Staples Distribution & Retail ........................ 3,183,702 — — 3,183,702
Containers & Packaging .................................. 3,847,983 — — 3,847,983
Diversified Telecommunication Services ........................ 5,705,160 — — 5,705,160
Electric Utilities ........................................ 11,155,384 — — 11,155,384
Entertainment ......................................... 3,437,410 — — 3,437,410
Financial Services ...................................... 10,303,493 — — 10,303,493
Food Products ......................................... 5,850,314 — — 5,850,314
Health Care Equipment & Supplies ........................... 11,043,703 3,131,848 — 14,175,551
Health Care Providers & Services ............................ 27,560,035 — — 27,560,035
Household Durables ..................................... 850,864 4,122,102 — 4,972,966
Insurance ............................................ 15,742,920 1,303,620 — 17,046,540
IT Services ........................................... 3,792,836 — — 3,792,836
Leisure Products ....................................... 2,214,634 — — 2,214,634
Life Sciences Tools & Services .............................. 1,729,346 — — 1,729,346
Machinery ............................................ 5,340,283 1,387,453 — 6,727,736
Media ............................................... 8,539,127 1,905,578 — 10,444,705
Multi-Utilities .......................................... 3,203,951 — — 3,203,951
Oil, Gas & Consumable Fuels ............................... 9,770,944 14,219,546 — 23,990,490
Personal Care Products .................................. 1,944,226 — — 1,944,226
Pharmaceuticals ....................................... 3,830,371 8,425,899 — 12,256,270
Professional Services .................................... 9,818,059 — — 9,818,059
Residential REITs ....................................... 1,579,691 — — 1,579,691
Semiconductors & Semiconductor Equipment .................... 1,649,109 — — 1,649,109
Software ............................................. 3,664,543 — — 3,664,543
Specialized REITs ...................................... 2,949,074 — — 2,949,074
Technology Hardware, Storage & Peripherals .................... 4,061,146 7,132,730 — 11,193,876
Textiles, Apparel & Luxury Goods ............................ 1,385,155 927,890 — 2,313,045
Tobacco ............................................. 4,778,005 — — 4,778,005
Preferred Securities ....................................... — 1,548,083 — 1,548,083
Short-Term Securities
Money Market Funds ...................................... 34,884,108 — — 34,884,108
$ 282,499,638 $ 48,131,307 $ — $ 330,630,945

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
6
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 295,746,837
Investments, at value — affiliated
(c)
.......................................................................................... 34,884,108
Foreign currency, at value
(d)
............................................................................................... 85,352
Receivables: –
Investments sold .................................................................................................... 712,989
Securities lending income — affiliated ...................................................................................... 4,135
Capital shares sold ................................................................................................... 87,407
Dividends — unaffiliated ............................................................................................... 503,637
Dividends — affiliated ................................................................................................. 50,999
Prepaid e xpenses ..................................................................................................... 2,152
Total a ssets .........................................................................................................
332,077,616
LIABILITIES
Collateral on securities loaned ............................................................................................. 22,398,246
Payables: –
Investments purchased ................................................................................................ 88,564
Capital shares redeemed ............................................................................................... 221,640
Distribution fees ..................................................................................................... 50,221
Investment advisory fees .............................................................................................. 152,567
Professional fees .................................................................................................... 35,046
Transfer agent fees .................................................................................................. 190,305
Other accrued expenses ............................................................................................... 67,767
Total li abilities ........................................................................................................
23,204,356
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 308,873,260
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 266,904,799
Accumulated earnings .................................................................................................. 41,968,461
NET ASSETS ........................................................................................................
$ 308,873,260
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 272,755,734
(b)
  Securities loaned, at value ...................................................................................... $ 21,907,571
(c)
  Investments, at cost — affiliated ................................................................................... $ 34,883,943
(d)
  Foreign currency, at cost ....................................................................................... $ 85,430

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
7
Statement of Assets and Liabilities
BlackRock
Equity Dividend
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 50,816,420
Shares outstanding ...................................................................................................
4,485,487
Net asset value .....................................................................................................
$ 11.33
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 258,056,840
Shares outstanding ...................................................................................................
22,862,824
Net asset value .....................................................................................................
$ 11.29
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
8
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,368,985
Dividends — affiliated ................................................................................................. 318,454
Interest — unaffiliated ................................................................................................. 183
Securities lending income — affiliated — net ................................................................................. 29,790
Foreign taxes withheld ................................................................................................ (85,497)
Foreign withholding tax claims ........................................................................................... 41,226
Total investment income .................................................................................................
4,673,141
EXPENSES
Investment advisory .................................................................................................. 945,336
Distribution — class specific ............................................................................................ 331,948
Transfer agent — class specific .......................................................................................... 327,373
Professional ....................................................................................................... 40,439
Accounting services .................................................................................................. 30,214
Printing and postage ................................................................................................. 15,559
Custodian ......................................................................................................... 12,960
Directors and Officer ................................................................................................. 4,330
Transfer agent ...................................................................................................... 2,750
Miscellaneous ...................................................................................................... 2,974
Total expenses excluding interest expense .....................................................................................
1,713,883
Interest expense .................................................................................................... 47
Total expenses .......................................................................................................
1,713,930
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (4,644)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (327,373)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,381,913
Net investment income ..................................................................................................
3,291,228
REALIZED AND UNREALIZED GAIN (LOSS) $ 18,225,582
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 14,879,095
Investments — affiliated ............................................................................................. (6,638)
Foreign currency transactions ......................................................................................... (3,174)
A
14,869,283
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 3,356,808
Investments — affiliated ............................................................................................. 995
Foreign currency translations .......................................................................................... (1,507)
A
3,356,296
Net realized and unrealized gain ...........................................................................................
18,225,579
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 21,516,807

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Equity Dividend V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,291,228  $ 6,264,590
Net realized gain .................................................................................. 14,869,283  15,643,555
Net change in unrealized appreciation (depreciation) .......................................................... 3,356,296  14,302,058
Net increase in net assets resulting from operations ............................................................. 21,516,807  36,210,203
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (269,227) (3,019,357)
Class III ....................................................................................... (1,280,787) (17,942,589)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,550,014) (20,961,946)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (31,741,790) (27,942,681)
NET ASSETS
Total decrease in net assets ............................................................................ (11,774,997) (12,694,424)
Beginning of period .................................................................................. 320,648,257  333,342,681
End of period ......................................................................................
$ 308,873,260  $ 320,648,257
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
10
BlackRock Equity Dividend V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 10.63  $ 10.15  $ 12.17  $ 11.68  $ 11.90  $ 10.17
Net investment income
(a)
....................
0 .13  0 .23  0 .20  0 .21  0 .22  0 .25
Net realized and unrealized gain (loss) ...........
0 .63  0 .98  ( 0 .69 ) 2 .15  0 .20  2 .53
Net increase (decrease) from investment operations ... 0.76  1.21  (0.49) 2.36  0.42  2.78
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .06 ) ( 0 .21 ) ( 0 .20 ) ( 0 .20 ) ( 0 .24 ) ( 0 .24 )
From net realized gain ......................
—  ( 0 .52 ) ( 1 .33 ) ( 1 .67 ) ( 0 .40 ) ( 0 .81 )
Total distributions ........................... (0.06) (0.73) (1.53) (1.87) (0.64) (1.05)
Net asset value, end of period ................. $ 11.33  $ 10.63  $ 10.15  $ 12.17  $ 11.68  $ 11.90
Total Return
(c)
Based on net asset value ..................... 7.16%
(d)
12.24% (3.85)% 20.54% 3.91% 27.71%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.89%
(f)
0.85% 0.86% 0.86% 0.85% 0.86%
Total expenses after fees waived and/or reimbursed ...
0.67%
(f)
0.66% 0.65% 0.65% 0.65% 0.65%
Net investment income ......................
2.32%
(f)
2.19% 1.77% 1.59% 2.08% 2.17%
Supplemental Data
Net assets, end of period (000) ................. $ 50,816  $ 46,764  $ 41,534  $ 39,837  $ 31,361  $ 33,881
Portfolio turnover rate ........................ 24% 42% 54% 42% 51% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 10.60  $ 10.12  $ 12.14  $ 11.65  $ 11.88  $ 10.15
Net investment income
(a)
....................
0 .11  0 .20  0 .18  0 .18  0 .19  0 .22
Net realized and unrealized gain (loss) ...........
0 .63  0 .99  ( 0 .70 ) 2 .15  0 .19  2 .53
Net increase (decrease) from investment operations ... 0.74  1.19  (0.52) 2.33  0.38  2.75
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .05 ) ( 0 .19 ) ( 0 .17 ) ( 0 .17 ) ( 0 .21 ) ( 0 .21 )
From net realized gain ......................
—  ( 0 .52 ) ( 1 .33 ) ( 1 .67 ) ( 0 .40 ) ( 0 .81 )
Total distributions ........................... (0.05) (0.71) (1.50) (1.84) (0.61) (1.02)
Net asset value, end of period ................. $ 11.29  $ 10.60  $ 10.12  $ 12.14  $ 11.65  $ 11.88
Total Return
(c)
Based on net asset value ..................... 7.02%
(d)
11.99% (4.10)% 20.30% 3.57% 27.46%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.13%
(f)
1.11% 1.11% 1.11% 1.11% 1.12%
Total expenses after fees waived and/or reimbursed ...
0.92%
(f)
0.91% 0.90% 0.90% 0.90% 0.90%
Net investment income ......................
2.05%
(f)
1.95% 1.52% 1.36% 1.83% 1.91%
Supplemental Data
Net assets, end of period (000) ................. $ 258,057  $ 273,884  $ 291,809  $ 330,650  $ 310,222  $ 306,365
Portfolio turnover rate ........................ 24% 42% 54% 42% 51% 45%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
14
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $331,948.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
BofA Securities, Inc. ............................... $ 581,634 $ (581,634) $ — $ —
Citigroup Global Markets, Inc. ........................ 3,141,917 (3,141,917) — —
Credit Suisse Securities (USA) LLC .................... 10,652 (10,620) — 32
Goldman Sachs & Co. LLC .......................... 16,443,934 (16,443,934) — —
J.P. Morgan Securities LLC .......................... 659,880 (659,880) — —
National Financial Services LLC ....................... 24,744 (24,744) — —
Toronto-Dominion Bank ............................ 1,044,810 (1,044,810) — —
$ 21,907,571 $ (21,907,539) $ — $ 32
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $4,644.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 54,266 $ 273,107 $ 327,373
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 54,266
Class III ...................................................................................................... 273,107
$ 327,373
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
16
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $5,799 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $72,724,332 and $102,531,526, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 304,908,011 $ 42,940,968 $ (17,218,034) $ 25,722,934

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
597,965 $ 6,559,984 784,569 $ 8,292,189
Shares issued in reinvestment of distributions ........................
24,081 269,227 287,927 3,019,357
Shares redeemed .........................................
(534,493) (5,909,818) (767,487) (8,048,502)
87,553 $ 919,393 305,009 $ 3,263,044
Class III
Shares sold .............................................
515,086 $ 5,721,866 1,222,126 $ 12,728,054
Shares issued in reinvestment of distributions ........................
114,972 1,280,787 1,714,851 17,942,589
Shares redeemed .........................................
(3,604,548) (39,663,836) (5,940,269) (61,876,368)
(2,974,490) $ (32,661,183) (3,003,292) $ (31,205,725)
(2,886,937) $ (31,741,790) (2,698,283) $ (27,942,681)

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
18
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.5%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 6.99%, 07/20/34 ... USD 411 $ 410,951
Series 2020-5A, Class BR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.29%, 07/20/34 ... 574 575,183
AIMCO CLO, Series 2018-AA, Class B,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.66%), 6.98%, 04/17/31 . 256 256,469
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.10% Floor + 1.36%), 6.69%,
07/15/31 ................. 191 190,844
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR
at 1.45% Floor + 1.71%), 7.04%,
04/25/31 ................. 125 125,512
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.74%, 07/22/ 37 ....... 270 270,000
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.60%, 04/20/31 ............ 474 474,403
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 7.18%,
05/15/37 ................. 1,918 1,915,587
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.29%,
07/15/34 ................. 790 792,400
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 7.74%,
10/20/34 ................. 280 280,837
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.96% Floor +
1.96%), 7.29%, 07/19/34 ....... 57 5 575,002
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.13%, 01/25/35 ............ 485 484,480
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 7.30%,
04/24/34 ................. 288 288,661
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.19%, 10/22/30 ... 250 250,441
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.34%, 10/20/30 ... 256 257,205
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.09%, 07/15/31 ....... 502 503,124
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Canyon CLO Ltd., Series 2020-3A,
Class B, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.29%,
01/15/34 ................. USD 250 $ 250,744
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (3-mo. CME Term SOFR
at 1.35% Floor + 1.61%), 6.94%,
04/20/29 ................. 313 312,595
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 6.95%, 05/29/32 ....... 250 250,192
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.14%, 04/15/30 ............ 401 401,792
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 04/19/29 ... 288 287,883
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 7.24%, 07/15/36 ... 875 877,328
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.98%,
04/17/30 ................. 402 402,070
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 7.19%, 07/18/30 ....... 250 250,758
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 7.24%,
04/20/34 ................. 475 477,524
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.56%,
10/15/30 ................. 162 162,214
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.46%, 07 /15/39 ....... 863 858,187
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 6.55%,
07/16/36 ................. 611 606,109
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.99%,
04/26/3 1 ................. 300 299,638
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 07/15/36 ....... 300 298,967
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.61%), 6.94%, 07/19/30 ....... 263 263,749
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.24%, 07/02/35 ....... 308 309,560

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 6.63%, 02/24/37 ....... USD 250 $ 250,212
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.39%, 08/23/31 . 269 269,615
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.76%,
07/24/31 ................. 254 254,268
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.76%,
07/20/34 ................. 250 250,637
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
6.99%, 04/20/34 ............ 250 249,995
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%),
7.04%, 01/15/34 ............ 250 250,579
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 04/20/34 ... 250 249,847
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.69%, 05/20/31 ... 175 174,982
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 6.84%,
04/15/37 ................. 1,354 1,355,068
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.53%), 6.86%, 04/20/33 ... 250 250,701
Series 2020-8A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.24%, 04/20/33 ... 250 250,382
TICP CLO IX Ltd., Series 2017-9A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.19%,
01/20/31 ................. 250 250,320
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.71%, 01/15/34 ... 250 250,129
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.09%, 01/15/34 ... 250 250,254
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.24%,
07/15/34 ................. 300 300,476
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.59%), 6.92%,
01/20/33 ................. 870 870,771
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 7.27%, 01/25/34 ... 270 270,286
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 7.72%, 01/25/34 ... USD 260 $ 262,360
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.30%), 6.63%,
04/20/34 ................. 300 300,079
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
7.09%, 07/24/36 ............ 300 300,000
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/24/34 ... 397 397,376
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 10/24/34 ... 274 275,188
21,493,934
Ireland — 0.1%
(b)
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.51%, 04/15/33
(c)
........... EUR 207 220,961
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 5.11%, 10/15/30
(c)
231 246,529
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.30%, 07/25/37
(c)
522 559,036
Hollan d Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.74%,
11/14/32
(c)
................. 135 144,577
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 5.10%, 01/20/32
(c)
..... 160 170,673
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 5.26%, 01/15/32
(c)
268 287,046
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 08/15/38
(c)
580 621,151
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 7.96%, 07/25/51 ... USD 144 145,564
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 9.21%, 07/25/51 ... 85 85,560
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 11.36%, 07/25/51 .. 78 79,247
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 10/20/38
(c)
EUR 1,100 1,178,045
3,738,389
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)(d)
... GBP 461 603,631

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 1.0%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.90%,
05/25/36
(b)
................ USD 295 $ 290,991
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,498 3,825,209
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 540,965
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 325,016
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 258,653
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4,
Class A, (1-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 6.79%,
11/15/36
(a)(b)
............... 194 193,394
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 234,685
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%),
6.77%, 07/15/34
(a)(b)
.......... 612 613,588
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 82 72,752
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1-mo. CME Term SOFR
at 2.58% Floor + 2.58%), 7.92%,
08/17/37
(a)(b)
............... 1,997 2,001,852
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 817 639,780
Hunt ington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 6.73%, 05/20/32
(a)(b)
1,715 1,714,989
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 551,206
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 316 313,141
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(b)
......... 2,006 1,929,837
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 559 496,760
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,705,900
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 559,214
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 4,129 4,143,064
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,285,373
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,323,204
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 453 442,792
Security
Par (000)
Par (000) Value
United States (continued)
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ USD 699 $ 645,399
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(e)
...................... 5,969 5,387,022
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 243 236,301
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,401 2,002,946
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 473 407,568
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 362 338,611
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 273 229,721
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 102 90,559
SoFi Personal Loan Trust
(a)
  0.00%, 10/15/30
(f)
........... 41 2,035,544
Series 2023-1A,  6.00%, 11/12/30 3,075 3,083,579
Series 2024-1A,  6.06%, 02/12/31 3,021 3,028,781
Splitrock Services, Inc., 0.00%,
02/12/31
(a)
................ 38 1,727,709
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 1,335 1,352,592
44,028,697
Total Asset-Backed Securities — 1.6%
(Cost: $74,022,987) .............................. 69,864,651
Shares
Shares
Common Stocks
Australia — 0.6%
BHP Group Ltd. ............... 144,098 4,118,603
Brambles Ltd. ................ 112,680 1,087,354
Coles Group Ltd. .............. 184,220 2,086,956
CSR Ltd. ................... 27,979 166,972
Glencore plc ................. 2,276,153 12,951,937
Macquarie Group Ltd. ........... 13,584 1,848,394
Medibank Pvt Ltd. ............. 138,028 342,077
Metcash Ltd. ................. 71,432 168,095
Quintis HoldCo Pty. Ltd.
(e)(g)(h)
...... 7,642,509 51
Rio Tinto Ltd. ................ 12,765 1,011,140
Wesfarmers Ltd. .............. 37,438 1,621,122
Woolworths Group Ltd. .......... 127,316 2,858,498
28,261,199
Belgium — 0.1%
Ackermans & van Haaren NV ..... 609 105,205
Ageas SA ................... 11,109 506,868
Syensqo SA ................. 17,993 1,606,020
2,218,093
Brazil — 0.2%
Ambev SA .................. 548,401 1,120,327
Auren Energia SA ............. 31,036 68,789
B3 SA - Brasil Bolsa Balcao ....... 1,370,771 2,508,540
Banco do Brasil SA ............ 148,265 706,302
Embraer SA
(h)
................ 115,041 739,213
Lojas Renner SA .............. 262,072 587,424
Seguridade Participacoes SA ...... 76,861 453,458
Telefonica Brasil SA ............ 26,631 217,284

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Brazil (continued)
TIM SA .................... 35,203 $ 100,317
Transmissora Alianca de Energia
Eletrica SA ................ 17,626 108,182
WEG SA ................... 48,524 365,790
Wheaton Precious Metals Corp. .... 5,774 302,744
7,278,370
Cambodia — 0.0%
NagaCorp Ltd.
(h)(i)
.............. 162,000 79,423
Canada — 1.5%
Barrick Gold Corp. ............. 95,114 1,586,566
Cameco Corp. ................ 302,315 14,873,898
Enbridge, Inc. ................ 456,986 16,257,819
Fairfax Financial Holdings Ltd. ..... 709 806,577
Franco-Nevada Corp. ........... 33,606 3,984,425
Lionsgate Studios Corp.
(h)
........ 65,511 528,019
Magna International, Inc. ......... 33,025 1,384,199
Nutrien Ltd. .................. 12,008 611,350
Power Corp. of Canada
(i)
......... 190,418 5,291,979
Shopify, Inc. , Class A
(h)
.......... 38,349 2,534,361
Suncor Energy, Inc. ............ 481,544 18,356,434
Toronto-Dominion Bank (The) ..... 38,196 2,099,587
68,315,214
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(e)(h)(j)
.. 1,159 298,848
China — 1.1%
Anhui Gujing Distillery Co. Ltd. , Class B 4,200 62,388
Budweiser Brewing Co. APAC Ltd.
(a)(c)
82,200 96,748
BYD Co. Ltd. , Class H .......... 638,606 18,965,860
China Tower Corp. Ltd. , Class H
(a)(c)
. 700,000 90,476
Chow Tai Fook Jewellery Group Ltd. . 39,400 42,654
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 213,100 5,253,962
CSPC Pharmaceutical Group Ltd. ... 72,000 57,340
Great Wall Motor Co. Ltd. , Class A .. 349,800 1,210,430
Haidilao International Holding Ltd.
(a)(c)
426,000 765,177
Huizhou Desay Sv Automotive Co. Ltd. ,
Class A .................. 5,000 59,520
JD.com, Inc. , Class A ........... 57,854 751,365
Jiangxi Copper Co. Ltd. , Class A ... 24,800 80,232
Lenovo Group Ltd. ............. 186,000 261,032
Li Auto, Inc. , Class A
(h)
.......... 192,500 1,723,930
NAURA Technology Group Co. Ltd. ,
Class A .................. 1,600 69,848
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 209,600 995,575
PetroChina Co. Ltd. , Class H ...... 216,000 218,107
Prosus NV .................. 121,304 4,313,387
Seres Group Co. Ltd. , Class A
(h)
.... 100 1,244
Shenzhen Transsion Holdings Co. Ltd. ,
Class A .................. 123,938 1,296,886
Tencent Holdings Ltd. ........... 204,000 9,677,827
Weichai Power Co. Ltd. , Class A .... 41,700 92,731
Wilmar International Ltd. ......... 32,900 75,021
Xiaomi Corp. , Class B
(a)(c)(h)
....... 372,400 782,862
46,944,602
Colombia — 0.0%
Bancolombia SA , ADR .......... 2,657 86,751
Czech Republic — 0.0%
Komercni Banka A/S ........... 3,928 131,225
Moneta Money Bank A/S
(a)(c)
...... 15,901 69,294
200,519
Security
Shares
Shares Value
Denmark — 0.8%
AP Moller - Maersk A/S , Class B .... 1,050 $ 1,821,064
Genmab A/S
(h)
................ 1,877 470,364
Novo Nordisk A/S , Class B ....... 209,946 30,040,096
Novonesis (Novozymes) B , Class B . 8,550 522,357
Vestas Wind Systems A/S
(h)
....... 113,179 2,624,391
35,478,272
Finland — 0.1%
Elisa OYJ ................... 41,395 1,895,180
Kone OYJ , Class B ............ 12,582 623,833
2,519,013
France — 2.0%
Accor SA ................... 188,842 7,727,226
AXA SA .................... 91,652 3,003,549
Bollore SE .................. 13,210 77,555
Carrefour SA ................. 110,159 1,560,981
Cie de Saint-Gobain SA ......... 170,543 13,263,836
Dassault Systemes SE .......... 51,412 1,933,142
Edenred SE ................. 13,836 586,810
EssilorLuxottica SA ............ 72,677 15,617,098
Eurazeo SE ................. 884 70,489
Hermes International SCA ........ 2,038 4,707,015
La Francaise des Jeux SAEM
(a)(c)
... 26,057 887,503
L'Oreal SA .................. 2,625 1,155,435
LVMH Moet Hennessy Louis Vuitton SE 35,612 27,342,576
Orange SA .................. 14,229 142,724
SCOR SE ................... 10,367 262,786
TotalEnergies SE .............. 125,425 8,397,676
Valeo SE ................... 34,587 369,850
87,106,251
Georgia — 0.0%
Bank of Georgia Group plc ....... 2,917 148,400
Germany — 1.2%
adidas AG .................. 57,708 13,778,742
BASF SE ................... 9,360 452,486
Bayerische Motoren Werke AG .... 47,269 4,471,242
CTS Eventim AG & Co. KGaA ..... 12,056 1,003,655
Evonik Industries AG ........... 38,538 786,359
Fresenius Medical Care AG ....... 11,478 438,652
Heidelberg Materials AG ......... 5,837 603,395
Mercedes-Benz Group AG ........ 132,588 9,176,618
MTU Aero Engines AG .......... 8,901 2,269,339
Rational AG ................. 670 555,511
RWE AG ................... 134,256 4,605,698
Scout24 SE
(a)(c)
............... 2,235 170,762
Siemens AG (Registered) ........ 62,861 11,700,031
Symrise AG ................. 11,802 1,444,058
51,456,548
Greece — 0.0%
(h)
National Bank of Greece SA ...... 81,525 679,615
Piraeus Financial Holdings SA ..... 10,344 37,642
717,257
Hong Kong — 0.1%
AIA Group Ltd. ............... 818,000 5,534,383
Hongkong Land Holdings Ltd.
(i)
.... 31,000 99,875
Jardine Matheson Holdings Ltd.
(i)
... 1,600 56,479
MTR Corp. Ltd. ............... 22,500 71,020
Polestar Automotive Holding UK plc
(h)
35,244 27,723
Prudential plc ................ 73,978 670,760
United Energy Group Ltd. ........ 1,098,000 42,829
6,503,069

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 30,561 $ 238,483
OTP Bank Nyrt. ............... 3,763 186,655
425,138
India — 0.2%
Aditya Birla Capital Ltd.
(h)
........ 131,575 376,264
Asian Paints Ltd. .............. 1,709 59,669
Axis Bank Ltd. ................ 31,858 482,802
Bharat Electronics Ltd. .......... 79,744 291,835
Bharat Petroleum Corp. Ltd. ...... 49,612 180,500
Cipla Ltd. ................... 22,717 402,654
Eicher Motors Ltd. ............. 1,122 62,830
GAIL India Ltd. ............... 128,152 336,661
Godrej Consumer Products Ltd. .... 22,308 367,435
HCL Technologies Ltd. .......... 3,527 61,577
Hero MotoCorp Ltd. ............ 4,051 270,534
Hindustan Aeronautics Ltd.
(c)
...... 14,074 887,666
IndusInd Bank Ltd. ............. 15,711 275,541
InterGlobe Aviation Ltd.
(a)(c)(h)
...... 3,733 189,176
JSW Energy Ltd. .............. 14,452 127,122
Kotak Mahindra Bank Ltd. ........ 133,521 2,878,660
Larsen & Toubro Ltd. ........... 5,354 227,425
Maruti Suzuki India Ltd. ......... 1,663 239,776
Reliance Industries Ltd. ......... 11,745 440,281
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(e)(h)(j)
.. 1,951 —
UltraTech Cement Ltd. .......... 3,127 436,894
8,595,302
Indonesia — 0.1%
Astra International Tbk. PT ....... 547,400 148,804
Bank Central Asia Tbk. PT ........ 2,537,900 1,535,660
Bank Syariah Indonesia Tbk. PT .... 2,816,800 449,784
Ciputra Development Tbk. PT ..... 2,396,700 165,391
2,299,639
Ireland — 0.1%
Kingspan Group plc ............ 23,849 2,026,872
Smurfit Kappa Group plc ......... 2,928 130,381
2,157,253
Italy — 1.2%
Coca-Cola HBC AG ............ 27,557 937,881
Ferrari NV .................. 18,572 7,579,076
FinecoBank Banca Fineco SpA .... 16,573 246,262
Intesa Sanpaolo SpA ........... 5,126,354 19,051,652
Mediobanca Banca di Credito
Finanziario SpA ............. 137,883 2,018,337
Snam SpA .................. 111,077 490,517
UniCredit SpA ................ 652,311 24,139,437
Wizz Air Holdings plc
(a)(c)(h)
........ 9,126 257,383
54,720,545
Japan — 4.4%
Alfresa Holdings Corp. .......... 10,800 148,438
Asics Corp. .................. 21,900 337,658
BIC Camera, Inc. .............. 5,900 56,341
BIPROGY, Inc. ............... 2,600 72,217
Bridgestone Corp. ............. 11,600 457,729
Chugai Pharmaceutical Co. Ltd. .... 7,600 270,623
COMSYS Holdings Corp. ........ 5,700 110,034
Cosmos Pharmaceutical Corp. ..... 600 48,387
Daiichi Sankyo Co. Ltd. .......... 117,800 4,093,991
Daikin Industries Ltd. ........... 11,869 1,652,351
DIC Corp. ................... 5,900 112,278
Dowa Holdings Co. Ltd. ......... 2,900 103,695
Ebara Corp. ................. 62,300 993,686
Security
Shares
Shares Value
Japan (continued)
FANUC Corp. ................ 416,000 $ 11,420,335
Fast Retailing Co. Ltd. .......... 7,400 1,871,765
FUJIFILM Holdings Corp. ........ 204,800 4,803,932
GMO Payment Gateway, Inc. ...... 13,100 725,300
Honda Motor Co. Ltd. ........... 818,300 8,796,719
Hoya Corp. .................. 143,793 16,815,060
Inpex Corp.
(i)
................. 31,300 459,656
Isetan Mitsukoshi Holdings Ltd. .... 7,900 148,495
Ito En Ltd. ................... 57,700 1,252,215
Kakaku.com, Inc. .............. 14,200 186,335
Kamigumi Co. Ltd. ............. 5,000 103,298
Kansai Paint Co. Ltd. ........... 98,900 1,599,071
Kawasaki Kisen Kaisha Ltd. ....... 93,100 1,357,667
Keyence Corp. ............... 41,298 18,075,236
Kinden Corp. ................. 3,900 77,992
Kobayashi Pharmaceutical Co. Ltd. .. 12,000 389,718
Komatsu Ltd. ................ 476,200 13,909,585
Kuraray Co. Ltd. .............. 9,800 113,388
Kyushu Railway Co. ............ 58,800 1,276,431
Mabuchi Motor Co. Ltd.
(i)
......... 8,600 128,378
Makita Corp. ................. 45,000 1,232,009
Mazda Motor Corp. ............ 156,700 1,510,746
Medipal Holdings Corp. .......... 8,700 132,634
MEIJI Holdings Co. Ltd. ......... 16,200 350,376
Mitsubishi Electric Corp. ......... 172,000 2,756,321
Mitsubishi Estate Co. Ltd. ........ 19,700 310,145
Mitsubishi Logistics Corp. ........ 2,500 82,268
Mitsubishi UFJ Financial Group, Inc. . 1,642,500 17,725,904
Mitsui & Co. Ltd. .............. 633,200 14,441,152
Mitsui High-Tec, Inc. ............ 1,300 50,878
Mitsui OSK Lines Ltd. ........... 112,800 3,391,518
Mizuho Financial Group, Inc. ...... 46,400 976,599
Money Forward, Inc.
(h)
.......... 24,700 829,145
Morinaga & Co. Ltd. ............ 9,300 144,458
Morinaga Milk Industry Co. Ltd. .... 4,900 103,104
MS&AD Insurance Group Holdings, Inc. 128,200 2,862,195
NET One Systems Co. Ltd. ....... 19,600 359,132
Nexon Co. Ltd. ............... 12,000 223,251
Nidec Corp. ................. 39,500 1,777,481
Nihon M&A Center Holdings, Inc. ... 9,900 51,272
Nintendo Co. Ltd. .............. 7,000 373,811
Nippon Paint Holdings Co. Ltd. ..... 409,900 2,679,508
Nippon Steel Corp. ............. 52,500 1,112,918
Nippon Yusen KK .............. 7,300 212,992
Nomura Research Institute Ltd. .... 118,800 3,357,731
Ono Pharmaceutical Co. Ltd. ...... 42,200 576,592
Oracle Corp. Japan ............ 2,700 186,312
Otsuka Corp. ................ 7,200 138,875
Panasonic Holdings Corp. ........ 322,200 2,648,645
Rakus Co. Ltd. ............... 142,400 1,847,632
Resorttrust, Inc. ............... 6,500 96,560
Santen Pharmaceutical Co. Ltd. .... 53,200 544,262
SCREEN Holdings Co. Ltd. ....... 17,200 1,559,333
Sekisui House Ltd. ............. 34,800 773,437
Shimamura Co. Ltd. ............ 2,500 113,836
Ship Healthcare Holdings, Inc. ..... 5,200 77,072
Shiseido Co. Ltd. .............. 63,900 1,821,097
SHO-BOND Holdings Co. Ltd. ..... 2,500 89,598
Skylark Holdings Co. Ltd. ........ 7,300 97,244
SMC Corp. .................. 19,300 9,195,620
Socionext, Inc. ............... 13,000 309,317
Sojitz Corp. .................. 53,300 1,301,974
Sompo Holdings, Inc. ........... 76,200 1,632,486
Sugi Holdings Co. Ltd. .......... 5,500 75,582
Sumitomo Rubber Industries Ltd.
(i)
.. 16,600 166,547

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Suzuken Co. Ltd. .............. 2,300 $ 70,132
Sysmex Corp. ................ 170,700 2,755,431
Takashimaya Co. Ltd. ........... 5,500 92,888
Takeda Pharmaceutical Co. Ltd. .... 14,200 368,323
TDK Corp. .................. 11,900 731,753
TechnoPro Holdings, Inc.
(i)
........ 3,800 62,240
TIS, Inc. .................... 10,500 203,994
Toei Animation Co. Ltd. .......... 5,400 83,657
Tokyo Electric Power Co. Holdings,
Inc.
(h)
.................... 85,500 460,416
Tokyo Electron Ltd. ............ 9,700 2,123,334
Toyo Tire Corp. ............... 19,200 308,135
Toyota Motor Corp. ............ 675,300 13,855,452
Toyota Tsusho Corp. ............ 29,800 582,385
Trend Micro, Inc. .............. 19,000 774,455
Yamaha Motor Co. Ltd.
(i)
......... 110,300 1,025,437
Yamazaki Baking Co. Ltd. ........ 3,200 66,060
Yaoko Co. Ltd. ............... 1,200 72,733
195,904,398
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 26,233 625,028
Kazakhstan — 0.0%
Kaspi.KZ JSC , ADR
(c)(i)
.......... 7,960 1,026,920
Luxembourg — 0.0%
ArcelorMittal SA ............... 36,006 824,871
Macau — 0.0%
Sands China Ltd.
(h)
............. 178,030 370,179
Wynn Macau Ltd.
(i)
............. 1,508,456 1,233,286
1,603,465
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 92,352
Frontken Corp. Bhd. ............ 180,100 169,865
262,217
Mexico — 0.1%
Cemex SAB de CV ............ 1,988,692 1,271,806
Fomento Economico Mexicano SAB de
CV ..................... 21,689 232,823
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 16,624 501,174
Grupo Financiero Banorte SAB de CV ,
Class O .................. 90,495 704,273
Southern Copper Corp.
(i)
......... 7,189 774,543
Vista Energy SAB de CV , ADR
(h)
.... 3,048 138,623
Wal-Mart de Mexico SAB de CV .... 411,674 1,406,150
5,029,392
Netherlands — 2.4%
ABN AMRO Bank NV , CVA
(a)(c)
..... 88,162 1,447,944
ASML Holding NV ............. 44,106 44,951,350
ING Groep NV ................ 692,853 11,905,058
Koninklijke Ahold Delhaize NV ..... 108,324 3,187,661
Koninklijke KPN NV ............ 889,151 3,407,880
Koninklijke Vopak NV ........... 36,148 1,501,809
Shell plc .................... 791,686 28,529,463
Shell plc , ADR
(i)
............... 144,585 10,436,145
Wolters Kluwer NV ............. 9,581 1,582,190
106,949,500
New Zealand — 0.0%
Xero Ltd.
(h)
.................. 16,457 1,488,313
Security
Shares
Shares Value
Norway — 0.1%
Equinor ASA
(i)
................ 99,747 $ 2,857,135
Telenor ASA ................. 7,132 81,293
2,938,428
Peru — 0.0%
Credicorp Ltd. ................ 8,296 1,338,394
Philippines — 0.0%
Ayala Land, Inc. ............... 429,000 208,253
Bloomberry Resorts Corp.
(h)
....... 1,343,000 217,917
International Container Terminal
Services, Inc. .............. 19,800 118,174
Jollibee Foods Corp. ........... 34,040 131,101
Metropolitan Bank & Trust Co. ..... 118,880 137,216
812,661
Poland — 0.0%
LPP SA .................... 31 131,475
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 11,776 183,709
Powszechny Zaklad Ubezpieczen SA 105,566 1,347,782
1,662,966
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 10,675 208,632
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 74,225 224,588
Banque Saudi Fransi ........... 7,653 72,533
Elm Co. .................... 681 155,630
Etihad Etisalat Co. ............. 16,256 231,231
Riyadh Cables Group Co. ........ 3,303 88,720
Saudi Arabian Oil Co.
(a)(c)
......... 8,708 64,171
Saudi Basic Industries Corp. ...... 10,896 213,470
Saudi National Bank (The) ........ 45,499 448,814
Saudi Telecom Co. ............. 13,775 137,682
Yanbu National Petrochemical Co. .. 13,770 134,314
1,771,153
Singapore — 0.0%
Genting Singapore Ltd. .......... 113,600 72,209
NetLink NBN Trust
(c)
............ 95,100 58,210
Oversea-Chinese Banking Corp. Ltd. 10,800 114,689
Sea Ltd. , ADR, Class A
(h)
......... 1,478 105,559
Singapore Technologies Engineering
Ltd. ..................... 55,100 175,458
Singapore Telecommunications Ltd. . 67,000 135,579
STMicroelectronics NV .......... 9,640 377,579
United Overseas Bank Ltd. ....... 6,900 159,158
UOL Group Ltd. ............... 101,600 389,276
Venture Corp. Ltd. ............. 10,900 114,081
1,701,798
South Africa — 0.1%
Anglo American plc ............ 19,518 616,779
Capitec Bank Holdings Ltd. ....... 3,571 518,492
FirstRand Ltd. ................ 148,292 628,938
Kumba Iron Ore Ltd. ............ 19,822 478,975
Nedbank Group Ltd. ............ 6,484 91,793
2,334,977
South Korea — 0.5%
Doosan Enerbility Co. Ltd.
(h)
....... 96,629 1,404,769
Fila Holdings Corp. ............ 6,310 183,098
GS Engineering & Construction Corp.
(h)
21,846 237,616
Hanwha Aerospace Co. Ltd. ...... 5,631 1,015,541
HD Hyundai Infracore Co. Ltd. ..... 130,971 722,555
Hyundai Motor Co. ............. 4,149 884,807

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Korea (continued)
KakaoBank Corp. ............. 61,178 $ 897,251
KB Financial Group, Inc. ......... 2,290 130,256
Krafton, Inc.
(h)
................ 942 191,622
Meritz Financial Group, Inc. ....... 4,556 260,865
NAVER Corp. ................ 5,536 666,167
Orion Corp. .................. 5,150 343,780
Samsung C&T Corp. ........... 1,506 154,553
Samsung Electronics Co. Ltd. ..... 18,273 1,075,436
Samsung Life Insurance Co. Ltd. ... 4,196 268,379
SK Hynix, Inc. ................ 75,279 12,775,495
21,212,190
Spain — 0.8%
Aena SME SA
(a)(c)
.............. 969 196,220
Amadeus IT Group SA .......... 4,739 315,354
Banco Bilbao Vizcaya Argentaria SA . 535,134 5,371,938
Banco de Sabadell SA .......... 265,765 513,098
Banco Santander SA ........... 60,350 280,795
Cellnex Telecom SA
(a)(c)
.......... 542,986 17,660,331
Industria de Diseno Textil SA ...... 32,261 1,600,900
Puig Brands SA , Class B
(h)
....... 317,192 8,866,086
Repsol SA .................. 33,063 524,335
35,329,057
Sweden — 0.4%
Assa Abloy AB , Class B ......... 137,143 3,883,965
Boliden AB .................. 21,614 695,124
Evolution AB
(a)(c)
............... 7,782 810,023
SSAB AB , Class A ............. 51,306 282,556
SSAB AB , Class B ............. 125,317 679,504
Telia Co. AB ................. 705,663 1,891,945
Trelleborg AB , Class B .......... 63,957 2,488,963
Volvo AB , Class B ............. 215,509 5,537,382
Volvo Car AB , Class B
(h)
......... 35,665 110,276
16,379,738
Switzerland — 0.6%
ABB Ltd. (Registered) ........... 24,544 1,360,987
Alcon, Inc. .................. 7,925 704,468
Banque Cantonale Vaudoise
(Registered) ............... 1,745 185,149
Flughafen Zurich AG (Registered) ... 527 116,657
Galderma Group AG
(h)
.......... 43,089 3,547,067
Geberit AG (Registered) ......... 194 114,276
Julius Baer Group Ltd. .......... 17,398 973,109
Kuehne + Nagel International AG
(Registered) ............... 7,453 2,144,841
Lonza Group AG (Registered) ..... 793 431,713
Novartis AG (Registered) ........ 50,594 5,386,828
PSP Swiss Property AG (Registered) 1,211 155,456
SGS SA (Registered) ........... 27,714 2,470,755
Sika AG (Registered) ........... 5,081 1,450,421
Straumann Holding AG (Registered) . 2,380 293,784
Swiss Prime Site AG (Registered) ... 2,340 221,586
UBS Group AG (Registered) ...... 226,919 6,664,649
26,221,746
Taiwan — 1.1%
Acer, Inc. ................... 633,000 911,817
Advantech Co. Ltd. ............ 12,000 136,618
ASE Technology Holding Co. Ltd.
(h)
.. 135,000 699,342
Asia Vital Components Co. Ltd. .... 9,000 210,745
ASMedia Technology, Inc. ........ 19,000 1,305,716
Asustek Computer, Inc. .......... 61,000 933,659
Chicony Electronics Co. Ltd. ...... 219,000 1,152,208
Chunghwa Telecom Co. Ltd.
(h)
..... 42,000 162,745
Compal Electronics, Inc. ......... 1,638,000 1,746,114
Security
Shares
Shares Value
Taiwan (continued)
Far EasTone Telecommunications Co.
Ltd. ..................... 83,000 $ 215,214
Genius Electronic Optical Co. Ltd. .. 51,000 1,038,050
Inventec Corp. ................ 430,000 735,592
MediaTek, Inc. ................ 98,000 4,220,704
Quanta Computer, Inc. .......... 431,000 4,120,209
Realtek Semiconductor Corp. ..... 110,000 1,845,936
Taiwan Mobile Co. Ltd.
(h)
......... 59,000 194,565
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 913,000 27,050,021
Wistron Corp. ................ 303,000 983,410
Wiwynn Corp. ................ 5,000 404,937
Yang Ming Marine Transport Corp. .. 91,000 209,257
48,276,859
Thailand — 0.0%
Advanced Info Service PCL ....... 33,400 189,804
CP ALL PCL ................. 55,600 83,154
True Corp. PCL , NVDR
(h)
......... 506,800 120,392
393,350
United Arab Emirates — 0.0%
NMC Health plc
(e)(h)
............. 284,408 4
United Kingdom — 2.1%
AstraZeneca plc .............. 93,840 14,604,606
AstraZeneca plc , ADR
(i)
.......... 86,234 6,725,390
Auto Trader Group plc
(a)(c)
........ 128,110 1,289,449
BAE Systems plc .............. 1,734,778 28,895,571
Barclays plc ................. 569,628 1,505,195
BP plc ..................... 307,036 1,848,595
British American Tobacco plc ...... 24,641 756,964
Burberry Group plc ............. 59,119 656,521
Compass Group plc ............ 194,720 5,304,822
Direct Line Insurance Group plc .... 26,309 66,710
Genius Sports Ltd.
(h)
............ 154,301 840,941
Imperial Brands plc ............ 9,715 248,596
J Sainsbury plc ............... 693,591 2,234,650
Kingfisher plc ................ 135,698 425,505
London Stock Exchange Group plc .. 41,146 4,879,026
Marks & Spencer Group plc ....... 207,294 749,520
National Grid plc .............. 166,713 1,861,541
NatWest Group plc ............. 314,857 1,238,678
Pearson plc ................. 95,496 1,192,476
RELX plc ................... 247,057 11,319,878
Rightmove plc ................ 17,067 115,203
Rolls-Royce Holdings plc
(h)
....... 374,879 2,153,020
Spirax Group plc .............. 38,654 4,142,917
Standard Chartered plc .......... 111,840 1,009,855
Tesco plc ................... 171,921 664,092
Weir Group plc (The) ........... 7,120 178,068
94,907,789
United States — 44.5%
Abbott Laboratories ............ 26,174 2,719,740
AbbVie, Inc. ................. 6,898 1,183,145
Adobe, Inc.
(h)
................. 48,885 27,157,573
Advanced Micro Devices, Inc.
(h)
.... 18,109 2,937,461
AES Corp. (The) .............. 212,962 3,741,742
Align Technology, Inc.
(h)
.......... 654 157,895
Alphabet, Inc. , Class C .......... 431,336 79,115,649
Altair Engineering, Inc. , Class A
(h)(i)
.. 60,400 5,924,032
Altice USA, Inc. , Class A
(h)
........ 90,797 185,226
Altria Group, Inc. .............. 58,064 2,644,815
Amazon.com, Inc.
(h)(k)
........... 508,634 98,293,520
AMC Networks, Inc. , Class A
(h)
..... 23,186 223,977
American Airlines Group, Inc.
(h)(i)
.... 46,113 522,460

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
American Express Co. .......... 1,957 $ 453,143
American Tower Corp. .......... 64,106 12,460,924
American Water Works Co., Inc. .... 36,392 4,700,391
Amgen, Inc. ................. 7,914 2,472,729
ANSYS, Inc.
(h)
................ 2,747 883,160
Aon plc , Class A .............. 11,798 3,463,657
Apple, Inc.
(k)
................. 354,587 74,683,114
Applied Materials, Inc. .......... 101,320 23,910,507
Astra Space, Inc. , Class A
(h)
....... 16,635 8,372
AT&T, Inc.
(k)
.................. 38,876 742,920
Atlassian Corp. , Class A
(h)
........ 31,302 5,536,698
Autodesk, Inc.
(h)
............... 58,757 14,539,420
Avaya, Inc.
(h)
................. 441 2,866
Ball Corp. ................... 4,174 250,523
Bank of America Corp.
(i)
......... 589,688 23,451,892
Baxter International, Inc. ......... 12,445 416,285
Becton Dickinson & Co. ......... 11,167 2,609,840
Berkshire Hathaway, Inc. , Class B
(h)
. 1,943 790,412
Block, Inc. , Class A
(h)
........... 21,149 1,363,899
Boeing Co. (The)
(h)
............. 5,797 1,055,112
Booking Holdings, Inc. .......... 1,236 4,896,414
Boston Scientific Corp.
(h)
......... 330,189 25,427,855
Boyd Gaming Corp. ............ 1,905 104,965
Bristol-Myers Squibb Co. ......... 136,831 5,682,591
Broadcom, Inc. ............... 3,298 5,295,038
Builders FirstSource, Inc.
(h)
....... 3,801 526,096
Bunge Global SA .............. 102,232 10,915,311
Cadence Design Systems, Inc.
(h)
... 34,000 10,463,500
Caesars Entertainment, Inc.
(h)
..... 21,426 851,469
Campbell Soup Co. ............ 2,078 93,905
Cardinal Health, Inc. ............ 3,907 384,136
Carnival Corp.
(h)(i)
.............. 182,515 3,416,681
Caterpillar, Inc. ............... 6,235 2,076,878
Centene Corp.
(h)
.............. 32,866 2,179,016
Centuri Holdings, Inc.
(h)(i)
......... 34,825 678,391
CF Industries Holdings, Inc.
(i)
...... 166,008 12,304,513
Charles Schwab Corp. (The) ...... 151,148 11,138,096
Cheniere Energy, Inc. ........... 9,506 1,661,934
Chevron Corp.
(i)
............... 132,445 20,717,047
Cisco Systems, Inc. ............ 11,898 565,274
Citigroup, Inc. ................ 72,323 4,589,618
Comcast Corp. , Class A ......... 210,886 8,258,296
Comerica, Inc. ................ 7,258 370,448
Conagra Brands, Inc. ........... 34,292 974,579
Confluent, Inc. , Class A
(h)(i)
........ 582,723 17,207,810
ConocoPhillips ............... 150,224 17,182,621
Constellium SE , Class A
(h)
........ 61,518 1,159,614
Costco Wholesale Corp. ......... 25,218 21,435,048
Coterra Energy, Inc. ............ 2,451 65,368
CRH plc .................... 155,968 11,694,481
Crowdstrike Holdings, Inc. , Class A
(h)
. 35,427 13,575,272
Crown Holdings, Inc. ........... 6,407 476,617
Crown PropTech Acquisitions
(e)(h)
... 17,592 —
Crown PropTech Acquisitions
(e)(h)
... 62,472 6,872
Crown PropTech Acquisitions , Class A
(h)
28,147 302,299
CSL Ltd. .................... 6,636 1,301,302
Cummins, Inc.
(i)
............... 18,528 5,130,959
Customers Bancorp, Inc.
(h)
........ 1,266 60,743
Danaher Corp. ............... 77,841 19,448,574
Davidson Homes, Inc.
(e)(h)
........ 4,221 3,846,386
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $1,598,895)
(h)(j)(l)
......... —
(m)
8,539,616
Deckers Outdoor Corp.
(h)
......... 4,428 4,286,083
Dell Technologies, Inc. , Class C .... 7,051 972,403
Security
Shares
Shares Value
United States (continued)
Delta Air Lines, Inc. ............ 339,100 $ 16,086,904
Devon Energy Corp. ............ 46,369 2,197,891
Dexcom, Inc.
(h)
............... 24,894 2,822,482
DoorDash, Inc. , Class A
(h)
........ 15,957 1,735,802
DuPont de Nemours, Inc. ........ 31,448 2,531,250
Dynatrace, Inc.
(h)
.............. 41,500 1,856,710
Eaton Corp. plc ............... 7,166 2,246,899
Edwards Lifesciences Corp.
(h)
..... 58,986 5,448,537
Electronic Arts, Inc. ............ 609 84,852
Eli Lilly & Co. ................ 36,223 32,795,580
Enterprise Products Partners LP
(i)
... 43,052 1,247,647
EOG Resources, Inc. ........... 4,467 562,261
EPAM Systems, Inc.
(h)
........... 974 183,219
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(e)(h)(j)
......... 11,107 6,664,200
Equifax, Inc. ................. 2,942 713,317
Equinix, Inc. ................. 1,736 1,313,458
Eversource Energy ............ 44,672 2,533,349
Experian plc ................. 20,927 972,201
F5, Inc.
(h)(i)
................... 46,151 7,948,587
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(e)(h)(j)
............ 132,691 8,707,183
Farmers Business Network, Inc.
(e)(h)
.. 84,447 204,362
Ferguson plc ................. 2,002 383,957
First Citizens BancShares, Inc. , Class A 515 867,059
First Horizon Corp. ............. 16,797 264,889
Floor & Decor Holdings, Inc. , Class A
(h)
50,469 5,017,123
Ford Motor Co. ............... 169,165 2,121,329
Fortinet, Inc.
(h)
................ 102,847 6,198,589
Fortive Corp. ................. 215,097 15,938,688
Franklin Resources, Inc.
(i)
........ 219,216 4,899,478
Freeport-McMoRan, Inc.
(i)
........ 404,037 19,636,198
General Mills, Inc. ............. 19,629 1,241,731
General Motors Co.
(i)
........... 101,731 4,726,422
Gilead Sciences, Inc. ........... 18,043 1,237,930
Golden Entertainment, Inc. ....... 3,333 103,690
Goldman Sachs Group, Inc. (The) .. 51,527 23,306,693
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(e)(h)(j)
.. 2,434,345 2,117,880
Green Plains, Inc.
(h)(i)
........... 32,948 522,555
GSK plc .................... 97,081 1,867,277
Hancock Whitney Corp. ......... 4,913 234,989
HCA Healthcare, Inc. ........... 1,334 428,588
Healthpeak Properties, Inc. ....... 146,849 2,878,240
Hewlett Packard Enterprise Co. .... 17,169 363,468
Hilton Worldwide Holdings, Inc. .... 28,382 6,192,952
Holcim AG .................. 26,708 2,360,775
Hormel Foods Corp. ............ 37,360 1,139,106
Howmet Aerospace, Inc. ......... 6,054 469,972
Huntington Bancshares, Inc. ...... 42,067 554,443
IDEX Corp.
(i)
................. 7,061 1,420,673
iHeartMedia, Inc. , Class A
(h)
....... 2,519 2,746
Illinois Tool Works, Inc. .......... 6,650 1,575,784
Ingersoll Rand, Inc. ............ 85,410 7,758,644
Intel Corp. .................. 7,984 247,264
International Bancshares Corp. .... 2,032 116,251
Intuit, Inc. ................... 15,024 9,873,923
Intuitive Surgical, Inc.
(h)
.......... 47,218 21,004,927
Invesco Ltd. ................. 158,137 2,365,730
Jabil, Inc. ................... 14,375 1,563,856
James Hardie Industries plc , CDI
(h)
.. 51,105 1,599,465
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(h)(j)
........ 301,223 3
Johnson & Johnson ............ 122,450 17,897,292

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
JPMorgan Chase & Co.
(i)
......... 161,503 $ 32,665,597
Kellanova ................... 23,684 1,366,093
Kenvue, Inc. ................. 90,881 1,652,217
Keysight Technologies, Inc.
(h)
...... 753 102,973
Kimberly-Clark Corp. ........... 18,987 2,624,003
Kinder Morgan, Inc. ............ 3,346 66,485
KLA Corp. ................... 4,720 3,891,687
Lam Research Corp. ........... 10,938 11,647,329
Landbridge Co. LLC , Class A
(h)
..... 30,767 712,256
Landsea Homes Corp.
(h)
......... 33,729 309,970
Las Vegas Sands Corp. ......... 52,709 2,332,373
Latch, Inc.
(h)
................. 174,273 60,996
Lennar Corp. , Class A ........... 8,178 1,225,637
Linde plc ................... 2,821 1,237,883
Lions Gate Entertainment Corp. , Class
A
(h)
..................... 88,115 830,043
Lions Gate Entertainment Corp. , Class
B
(h)
..................... 6,629 56,811
LKQ Corp. .................. 318,010 13,226,036
Loar Holdings, Inc.
(h)(i)
........... 415 22,165
Lockheed Martin Corp. .......... 11,185 5,224,514
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(e)(h)(j)
.............. 57,505 59,805
Lululemon Athletica, Inc.
(h)(i)
....... 13,242 3,955,385
Marathon Petroleum Corp. ....... 8,558 1,484,642
Marriott International, Inc. , Class A .. 2,376 574,446
Marsh & McLennan Cos., Inc. ..... 124,274 26,187,017
Marvell Technology, Inc. ......... 75,462 5,274,794
Masco Corp. ................. 48,659 3,244,096
Masimo Corp.
(h)
............... 47,012 5,920,691
Mastercard, Inc. , Class A ......... 85,329 37,643,742
McCormick & Co., Inc. (Non-Voting) . 891 63,208
McDonald's Corp. ............. 41,503 10,576,625
McKesson Corp. .............. 4,321 2,523,637
Merck & Co., Inc. .............. 212,742 26,337,460
Meta Platforms, Inc. , Class A ...... 61,015 30,764,983
Mettler-Toledo International, Inc.
(h)
.. 663 926,602
Microchip Technology, Inc. ........ 11,163 1,021,415
Micron Technology, Inc. .......... 139,174 18,305,556
Microsoft Corp.
(k)
.............. 351,847 157,258,017
Mirion Technologies, Inc. , Class A
(h)(i)
. 61,353 658,931
Mirion Technologies, Inc. , Class A
(h)
. 756,990 8,130,073
Molson Coors Beverage Co. , Class B 4,625 235,089
Monolithic Power Systems, Inc. .... 271 222,675
Motorola Solutions, Inc. ......... 1,970 760,518
MSCI, Inc. .................. 9,166 4,415,720
Nasdaq, Inc. ................. 8,647 521,068
Nestle SA (Registered) .......... 33,722 3,442,149
NetApp, Inc. ................. 8,275 1,065,820
Netflix, Inc.
(h)
................. 9,121 6,155,580
New York Community Bancorp, Inc. . 757,100 2,437,862
News Corp. , Class A ............ 26,064 718,584
NextEra Energy, Inc. ........... 284,078 20,115,563
Northrop Grumman Corp. ........ 1,448 631,256
Norwegian Cruise Line Holdings Ltd.
(h)
59,669 1,121,181
NRG Energy, Inc. .............. 34,624 2,695,825
Nucor Corp.
(i)
................ 11,785 1,862,973
NVIDIA Corp. ................ 882,585 108,596,266
Old Dominion Freight Line, Inc. .... 14,763 2,607,146
Omnicom Group, Inc. ........... 5,635 505,460
Opendoor Technologies, Inc.
(h)(i)
.... 192,781 354,717
Oracle Corp. ................. 193,277 27,290,712
PACCAR, Inc. ................ 38,444 3,957,425
Palladyne AI Corp.
(h)
............ 7,132 11,411
Palladyne AI Corp.
(h)
............ 4,865 7,784
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp.
(h)
............ 196,109 $ 313,774
Palo Alto Networks, Inc.
(h)
........ 27,067 9,175,984
Paramount Global , Class B
(i)
...... 154,871 1,609,110
Park Hotels & Resorts, Inc. ....... 18,133 271,632
PepsiCo, Inc. ................ 9,358 1,543,415
Playstudios, Inc.
(h)
............. 277,748 574,938
PNC Financial Services Group, Inc.
(The) .................... 4,567 710,077
Principal Financial Group, Inc. ..... 33,678 2,642,039
Procter & Gamble Co. (The) ...... 10,482 1,728,691
Progressive Corp. (The) ......... 137,683 28,598,136
Prologis, Inc. ................. 25,942 2,913,546
QUALCOMM, Inc. ............. 34,333 6,838,447
ResMed, Inc.
(i)
................ 5,911 1,131,484
Roche Holding AG ............. 5,475 1,516,897
Rockwell Automation, Inc. ........ 13,755 3,786,476
Rollins, Inc. .................. 30,124 1,469,750
Roper Technologies, Inc. ......... 3,369 1,898,971
Royal Caribbean Cruises Ltd.
(h)
.... 20,841 3,322,681
RXO, Inc.
(h)
.................. 12,855 336,158
S&P Global, Inc. .............. 15,762 7,029,852
Salesforce, Inc. ............... 31,664 8,140,814
Sanofi SA ................... 143,047 13,795,896
Schneider Electric SE ........... 4,226 1,013,165
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(h)
(j)
....................... 67,266 542,164
Seagate Technology Holdings plc ... 21,063 2,175,176
Sempra
(i)
................... 347,063 26,397,612
ServiceNow, Inc.
(h)
............. 33,477 26,335,352
Smith Douglas Homes Corp.
(h)
..... 21,641 505,967
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(e)(h)(j)
.......... 15,609 106,453
Snowflake, Inc. , Class A
(h)
........ 7,412 1,001,287
Sonder Holdings, Inc. , Class A
(h)
.... 13,763 63,723
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(e)(h)(j)
............ 25,071 2,431,887
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$ 2,179,629)
(e)(h)(j)
............ 26,909 2,610,173
State Street Corp. ............. 72,348 5,353,752
Stryker Corp. ................ 45,904 15,618,836
Sun Country Airlines Holdings, Inc.
(h)
. 323,187 4,059,229
Synchrony Financial ............ 16,138 761,552
T. Rowe Price Group, Inc. ........ 25,793 2,974,191
TE Connectivity Ltd. ............ 13,025 1,959,351
Tenaris SA .................. 113,570 1,746,972
Tesla, Inc.
(h)
.................. 33,422 6,613,545
Texas Capital Bancshares, Inc.
(h)
... 4,327 264,553
Thermo Fisher Scientific, Inc. ...... 43,895 24,273,935
TJX Cos., Inc. (The)
(i)
........... 180,256 19,846,186
Trane Technologies plc .......... 20,284 6,672,016
TransDigm Group, Inc. .......... 4,472 5,713,472
Transocean Ltd.
(h)(i)
............. 283,053 1,514,334
Travelers Cos., Inc. (The) ........ 5,735 1,166,155
Truist Financial Corp. ........... 27,420 1,065,267
Ulta Beauty, Inc.
(h)
............. 1,217 469,604
United Parcel Service, Inc. , Class B . 13,161 1,801,083
United Rentals, Inc. ............ 1,845 1,193,217
United States Steel Corp. ........ 109,472 4,138,042
UnitedHealth Group, Inc. ......... 70,698 36,003,663
Universal Health Services, Inc. , Class B 9,407 1,739,637
Valero Energy Corp. ............ 97,814 15,333,323
Veeva Systems, Inc. , Class A
(h)
.... 4,569 836,173

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Veralto Corp. ................. 138,883 $ 13,259,160
Vertex Pharmaceuticals, Inc.
(h)
..... 14,425 6,761,286
Visa, Inc. , Class A
(i)
............ 40,304 10,578,591
Vistra Corp. ................. 147,260 12,661,415
Walmart, Inc. ................. 416,640 28,210,694
Walt Disney Co. (The) .......... 181,554 18,026,497
Waystar Holding Corp.
(h)
......... 28,982 623,113
Wells Fargo & Co. ............. 350,750 20,831,043
Workday, Inc. , Class A
(h)
......... 8,158 1,823,802
Wynn Resorts Ltd. ............. 44,677 3,998,591
Zscaler, Inc.
(h)
................ 23,750 4,564,512
1,983,111,984
Total Common Stocks — 66.4%
(Cost: $2,555,128,469) ........................... 2,958,125,536
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 398,267
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 201 210,956
Oceana Australian Fixed Income Trust
(e)
12.00%, 07/31/25 ........... AUD 1,453 969,297
12.50%, 07/31/26 ........... 2,180 1,458,787
12.50%, 07/31/27 ........... 3,633 2,441,751
Quintis Australia Pty. Ltd.
(a)(e)(g)(n)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 16,145 2,462,092
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
7,941,151
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(o)
.......... EUR 2,000 1,686,746
10.50%, 03/30/29
(a)
.......... 1,506 1,687,445
3,374,191
Belgium — 0.0%
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(c)
................ GBP 199 248,072
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... 200 231,254
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 200 189,434
668,760
Brazil — 0.1%
Azul Secured Finance LLP, 11.93%
,
08/28/28
(a)
................ 224 217,350
Banco Votorantim SA, 4.50%
,
09/24/24
(c)
................ 244 242,638
Braskem Netherlands Finance BV , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 8.22%),
8.50%
,
01/23/81
(a)(b)
.......... 202 202,379
Cosan Luxembourg SA, 7.25%
,
06/27/31
(a)
................ 230 232,070
Embraer Netherlands Finance BV,
7.00%
,
07/28/30
(a)
........... 375 391,289
Security
Par (000)
Par (000) Value
Brazil (continued)
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(c)
........... USD 190 $ 168,331
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 260,662
6.95%, 03/05/54 ............ 200 203,000
Samarco Mineracao SA, 9.00%
,
(9.00%
Cash or 9.00% PIK), 06/30/31
(c)(n)
. 207 192,133
St Marys Cement, Inc., 5.75%
,
04/02/34
(a)
................ 200 196,250
Vale Overseas Ltd., 6.40%
,
06/28/54 180 178,146
2,484,248
Canada — 0.3%
Air Canada, 3.88%
,
08/15/26
(a)
..... 192 182,629
Garda World Security Corp.
(a)
9.50%, 11/01/27 ............ 343 344,587
7.75%, 02/15/28 ............ 197 200,642
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 13,237,643
Rogers Communications, Inc., 5.00%
,
02/15/29 ................. 1,007 994,588
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 199 236,265
15,196,354
Chile — 0.0%
AES Andes SA
(a)
6.30%, 03/15/29 ............ USD 200 200,380
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15%, 06/10/55
(b)
... 270 269,460
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
................ 283 247,006
Kenbourne Invest SA
(h)(p)
6.88%, 11/26/24
(a)
........... 314 133,450
4.70%, 01/22/28
(c)
........... 372 156,240
1,006,536
China — 0.0%
BOC Aviation Ltd., 3.50%
,
09/18/27
(c)
350 330,963
Fantasia Holdings Group Co. Ltd.
(c)(h)(p)
10.88%, 01/09/25 ........... 815 11,818
11.75%, 04/17/25 ........... 716 7,160
NXP BV, 3.15%
,
05/01/27 ........ 245 231,564
581,505
Colombia — 0.0%
Gran Tierra Energy, Inc., 9.50%
,
10/15/29
(a)
................ 262 250,079
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 218,489
Cyprus — 0.0%
ASG Finance DAC, 9.75%
,
05/15/29
(a)
202 201,495
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%
,
04/30/30
(c)
........... EUR 1,025 1,159,471
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 303 310,954

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.5%
Alstom SA, (5-Year EURIBOR ICE
Swap Rate + 2.93%), 5.87%
(b)(c)(q)
. EUR 200 $ 217,210
Altice France SA, 5.88%
,
02/01/27
(c)
. 1,029 831,178
Atos SE
(c)
0.00%, 11/06/24
(f)(o)
.......... 200 27,844
1.75%, 05/07/25
(h)(p)
.......... 400 51,148
2.50%, 11/07/28
(h)(p)
.......... 200 27,845
1.00%, 11/12/29
(h)(p)
.......... 400 58,983
Bertrand Franchise Finance SAS
(c)
6.50%, 07/18/30 ............ 188 202,698
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.49%, 07/18/30
(b)
... 550 591,614
BNP Paribas SA
3.38%, 01/23/26
(c)
........... GBP 199 244,036
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(q)
........ USD 216 194,395
(3-mo. EURIBOR + 1.80%), 2.13%,
01/23/27
(b)(c)
............. EUR 900 938,014
(1-day SOFR + 0.91%), 1.68%,
06/30/27
(a)(b)
............. USD 461 425,936
1.88%, 1 2/14/27
(c)
........... GBP 200 226,697
BPCE SA, 4.50%
,
03/15/25
(a)
...... USD 876 864,275
Forvia SE, 2.75%
,
02/15/27
(c)
...... EUR 3,019 3,084,930
Goldstory SAS
(a)
6.75%, 02/01/30 ............ 1,311 1,421,566
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.84%, 02/01/30
(b)
... 963 1,036,481
Iliad Holding SASU
(c)
5.13%, 10/15/26 ............ 367 393,039
5.63%, 10/15/28 ............ 3,001 3,200,583
6.88%, 04/15/31 ............ 219 238,033
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR + 3.63%), 7.34%
,
07/01/29
(b)(c)
............... 385 412,316
Loxam SAS
(c)
5.75%, 07/15/27 ............ 1,028 1,093,461
6.38%, 05/31/29 ............ 1,522 1,679,252
Nova Alexandre III SAS , (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
9.11%
,
07/15/29
(a)(b)
.......... 678 724,289
Picard Groupe SAS, 6.38%
,
07/01/29
(c)
406 434,288
RCI Banque SA, (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50%
,
10/09/34
(b)(c)
............... 400 427,336
Sabena Technics SAS, (Acquired
10/28/22, cost $1,685,320), (3-mo.
EURIBOR + 5.00%), 8.90%
,
09/30/29
(b)(e)(j)
.............. 1,713 1,834,004
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 200 250,379
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... 200 237,611
Worldline SA, 0.00%
,
07/30/26
(c)(f)(o)
.. EUR 283 280,139
21,649,580
Germany — 0.5%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 2,180 2,324,772
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.91%
,
01/15/27
(a)(b)
.... 2,093 2,246,262
Commerzbank AG
(b)(c)(q)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 200 189,658
Security
Par (000)
Par (000) Value
Germany (continued)
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... EUR 400 $ 420,191
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 600 640,373
Deutsche Bank AG
(b)
(5-Year EURIBOR ICE Swap Rate
+ 4.55%), 4.50%
(c)(q)
........ 400 382,329
(1-day SOFR + 3.18%), 6.72%,
01/18/29 ............... USD 768 792,562
Envalior, (6-mo. EURIBOR at 0.00%
Floor + 9.50%), 13.63%
,
03/31/31
(b)
(e)
...................... EUR 2,521 2,658,958
Fraport AG Frankfurt Airport Services
Worldwide, 4.25%
,
06/11/32
(c)
... 500 539,678
IHO Verwaltungs GmbH
(c)(n)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ............... 1,024 1,080,148
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)
.............. 966 1,015,062
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)
.............. 1,029 1,178,893
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 1,226 1,336,290
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.46%
,
07/01/29
(b)(c)
.......... 315 339,879
ProGroup AG
(a)
5.13%, 04/15/29 ............ 360 386,554
5.38%, 04/15/31 ............ 462 491,217
Tele Columbus AG, 10.00%
,
01/01/29
(b)
(c)
...................... 1,025 783,663
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 1,845 1,902,300
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 2,585 2,668,328
TUI Cruises GmbH, 6.25%
,
04/15/29
(a)
833 912,174
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 974 949,187
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 124,558
4.25%, 10/09/25 ............ 100 124,201
23,487,237
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(c)
USD 200 190,813
Guatemala — 0.0%
Millicom International Cellular SA,
7.38%
,
04/02/32
(a)
........... 200 199,400
Hong Kong — 0.3%
(c)
AIA Group Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(q)
.... 400 375,750
FWD Group Holdings Ltd., 8.40%
,
04/05/29 ................. 9,981 10,199,334
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 299,141
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. 200 179,599
11,053,824
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 198,500
Adani Green Energy UP Ltd., 6.70%
,
03/12/42
(a)
................ 200 186,875

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ USD 300 $ 286,969
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 202,750
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
182 171,819
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 263 244,932
Muthoot Finance Ltd., 7.13%
,
02/14/28
(a)
................ 217 219,238
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(b)(c)(q)
... 300 285,300
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 307,313
REI Agro Ltd.
(h)(o)(p)
5.50%, 11/13/14
(a)
........... 5,549 27,745
5.50%, 11/13/14
(c)(e)
.......... 2,291 —
ReNew Pvt Ltd., 5.88%
,
03/05/27
(c)
.. 200 193,706
Vedanta Resources Finance II plc
(c)
13.88%, 01/21/27 ........... 94 92,561
13.88%, 12/09/28
(d)
.......... 260 249,177
2,666,885
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 252 246,673
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 155 155,029
Minejesa Capital BV, 4.63%
,
08/10/30 387 370,599
772,301
Ireland — 0.0%
Dell Bank International DAC, 0.50%
,
10/27/26
(c)
................ EUR 469 468,139
Flutter Treasury DAC, 5.00%
,
04/29/29
(a)
................ 596 647,497
1,115,636
Israel — 0.1%
Energean Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... USD 181 171,262
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 51 45,368
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 513 513,137
3.75%, 05/09/27 ............ 1,015 1,058,491
7.38%, 09/15/29 ............ 1,703 2,018,065
7.88%, 09/15/31 ............ 889 1,094,886
4,901,209
Italy — 0.5%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(q)
..... 450 477,711
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 1,636 1,806,423
Fiber Midco SpA, 10.00%
,
06/15/29
(c)
446 476,808
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.41%
,
04/30/27
(a)(b)
............... 5,566 5,883,416
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.65%, 04/15/29
(a)
... 825 890,072
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.65%, 04/15/29
(c)
... 441 475,784
Immobiliare Grande Distribuzione SIIQ
SpA, 6.25%
,
05/17/27
(c)(d)
...... 1,446 1,562,117
Security
Par (000)
Par (000) Value
Italy (continued)
Lottomatica SpA
(c)
5.38%, 06/01/30 ............ EUR 218 $ 235,965
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 7.05%, 06/01/31
(b)
... 329 357,209
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 1,329 1,431,548
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 ............ 319 352,736
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.07%, 05/17/31
(b)
... 291 315,976
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 1,048 1,032,567
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,304 2,390,299
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$2,752,489), (3-mo. EURIBOR +
3.25%), 7.07%
,
08/22/27
(b)(e)(j)
... 2,538 2,664,200
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(c)
................ 300 316,353
20,669,184
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.45%), 0.96%
,
10/11/25
(b)
..... USD 200 197,213
Nissan Motor Co. Ltd., 2.65%
,
03/17/26
(c)
................ EUR 535 560,537
Rakuten Group, Inc., 9.75%
,
04/15/29
(a)
USD 2,675 2,757,256
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 1,236 1,323,694
5.75%, 07/08/32 ............ 1,232 1,319,411
Takeda Pharmaceutical Co. Ltd.,
2.25%
,
11/21/26
(c)
........... 850 884,367
7,042,478
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 924 910,426
10.38%, 03/31/29
(c)
.......... GBP 316 396,460
TER Finance Jersey Ltd., Series 21,
0.00%
,
01/02/25
(a)(e)(f)
......... USD 8,318 7,858,846
9,165,732
Kuwait — 0.0%
MEGlobal BV
(c)
4.25%, 11/03/26 ............ 267 258,356
2.63%, 04/28/28 ............ 260 233,317
491,673
Liechtenstein — 0.0%
Continuum Energy PTE Ltd., 5.00%
,
09/13/27
(a)(e)
............... 1,856 1,856,000
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,150 1,778,714
INEOS Finance plc, 6.63%
,
05/15/28
(a)
957 1,057,850
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 3,102 3,232,510
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 1,769 1,873,197
7,942,271
Macau — 0.0%
Sands China Ltd.
(d)
5.12%, 08/08/25 ............ USD 400 396,992
5.40%, 08/08/28 ............ 200 195,887
Studio City Co. Ltd., 7.00%
,
02/15/27
(c)
300 299,531

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Macau (continued)
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ USD 334 $ 294,025
1,186,435
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 182,562
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 290,402
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 288,187
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 197,313
958,464
Mexico — 0.0%
(a)
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(b)(q)
................. 253 236,918
Braskem Idesa SAPI, 6.99%
,
02/20/32 461 350,821
587,739
Netherlands — 0.2%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... EUR 1,522 1,694,889
5.75%, 05/15/30
(a)
........... 1,279 1,387,552
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 200 229,488
ING Groep NV, 3.00%
,
02/18/26
(c)
... 200 244,390
Nobian Finance BV, 3.63%
,
07/15/26
(c)
EUR 1,028 1,081,714
Q-Park Holding I BV, 5.13%
,
02/15/30
(c)
559 597,164
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
928 974,462
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(a)
USD 880 799,053
Trivium Packaging Finance BV, 8.50%
,
08/15/27
(a)(d)
............... 216 214,389
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 1,523 1,405,482
8,628,583
Peru — 0.0%
(a)
Intercorp Peru Ltd., 3.88%
,
08/15/29 . USD 200 177,438
Pluspetrol Camisea SA, 6.24%
,
07/03/36 ................. 190 189,560
366,998
Slovenia — 0.0%
United Group BV , (3-mo. EURIBOR
at 4.25% Floor + 4.25%), 8.08%
,
02/15/31
(a)(b)
............... EUR 1,029 1,108,895
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 188,313
6.50%, 09/27/28 ............ 200 190,312
378,625
South Korea — 0.1%
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 297,225
LG Electronics, Inc.
(a)
5.63%, 04/24/27 ............ 430 431,344
5.63%, 04/24/29 ............ 200 201,812
POSCO, 5.75%
,
01/17/28
(a)
....... 200 202,375
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(c)(q)
................ 500 470,750
Security
Par (000)
Par (000) Value
South Korea (continued)
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ USD 480 $ 450,557
2,054,063
Spain — 0.1%
(c)
Banco Bilbao Vizcaya Argentaria
SA, (5-Year EUR Swap Annual +
4.27%), 6.88%
(b)(q)
........... EUR 600 634,779
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 700 857,499
Cellnex Telecom SA, 0.75%
,
11/20/31
(o)
EUR 2,000 1,752,819
Cirsa Finance International SARL,
7.88%
,
07/31/28 ............ 1,027 1,163,108
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 647 672,118
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. GBP 401 507,405
5,587,728
Sweden — 0.2%
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ EUR 771 769,530
1.38%, 03/03/27 ............ 771 715,992
Intrum AB, 3.00%
,
09/15/27
(c)
...... 862 594,551
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... GBP 199 229,806
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 527,724
3.25%, 02/15/27
(c)
........... 940 966,425
9.25%, 10/15/27
(a)
........... 1,014 1,148,385
7.13%, 02/01/28
(a)
........... 513 573,022
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,995 2,084,191
7,609,626
Switzerland — 0.1%
UBS Group AG
(b)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.55%), 4.49%, 05/12/26
(a)
... USD 139 137,361
(1-day SOFR + 2.04%), 2.19%,
06/05/26
(a)
.............. 709 685,162
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(q)
......... 225 206,060
(1-Year EURIBOR ICE Swap Rate
+ 0.77%), 0.65%, 01/14/28
(c)
.. EUR 1,840 1,822,556
(USISSO01 + 1.34%), 5.62%,
09/13/30
(a)
.............. USD 753 756,208
3,607,347
Thailand — 0.0%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(q)
........ 200 194,500
5.30%, 09/21/28
(a)
........... 200 199,560
5.50%, 09/21/33
(a)
........... 200 198,404
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(c)
.. 200 177,142
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(q)
..................... 282 268,076
1,037,682

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Turkey — 0.0%
Sisecam UK plc
(a)
8.25%, 05/02/29 ............ USD 353 $ 358,185
8.63%, 05/02/32 ............ 298 303,122
661,307
Ukraine — 0.0%
Metinvest BV, 7.65%
,
10/01/27
(c)
... 202 139,540
MHP Lux SA, 6.25%
,
09/19/29
(c)
.... 268 188,940
NAK Naftogaz Ukraine
7.13%, 07/19/26
(c)(h)(p)
......... EUR 203 179,357
7.63%, 11/08/28
(a)
........... USD 215 161,250
VF Ukraine PAT, 6.20%
,
02/11/25
(c)
.. 334 295,590
964,677
United Arab Emirates — 0.1%
DAE Funding LLC, 1.55%
,
08/01/24
(c)
243 241,785
DP World Salaam , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(q)
... 404 401,349
GEMS MENASA Cayman Ltd., 7.13%
,
07/31/26
(a)
................ 358 355,762
MAF Global Securities Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(q)
..................... 202 198,743
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 314 295,945
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29
(a)
................ 1,541 1,469,729
2,963,313
United Kingdom — 1.4%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$2,295,503), 15.00%
,
06/19/26
(e)(j)
GBP 1,860 2,468,428
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 3,824 4,797,664
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
EUR 3,463 3,609,822
Barclays plc
3.00%, 05/08/26
(c)
........... GBP 199 241,174
5.20%, 05/12/26 ............ USD 200 197,704
3.25%, 02/12/27
(c)
........... GBP 199 237,992
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(q)
......... USD 216 181,376
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(c)
........... GBP 1,562 1,800,766
6.13%, 11/30/28
(a)
........... 2,322 2,676,939
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 2,154 1,943,501
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. GBP 2,054 2,382,902
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ 366 461,069
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 2,728 3,363,115
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 1,103 1,141,967
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... GBP 250 319,184
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(c)
........ 2,039 1,878,821
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
149 191,647
Deuce Finco plc
5.50%, 06/15/27
(c)
........... 2,037 2,460,965
5.50%, 06/15/27
(a)
........... 3,304 3,991,668
Security
Par (000)
Par (000) Value
United Kingdom (continued)
eG Global Finance plc
(a)
11.00%, 11/30/28 ........... EUR 1,051 $ 1,196,901
12.00%, 11/30/28 ........... USD 1,073 1,142,400
HSBC Holdings plc, (Sterling Overnight
Index Average + 1.31%), 1.75%
,
07/24/27
(b)
................ GBP 267 313,592
INEOS Quattro Finance 2 plc, 8.50%
,
03/15/29
(c)
................ EUR 539 611,155
Informa plc, 3.13%
,
07/05/26
(c)
..... GBP 200 241,559
Kane Bidco Ltd., 6.50%
,
02/15/27
(a)
. 1,408 1,735,410
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 412 515,591
Market Bidco Finco plc
(c)
4.75%, 11/04/27 ............ EUR 618 627,100
5.50%, 11/04/27 ............ GBP 1,330 1,555,176
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,820 2,235,843
National Grid plc, 0.16%
,
01/20/28
(c)
. EUR 1,236 1,169,693
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 GBP 200 244,519
(BPSW1 + 2.01%), 3.13%, 03/28/27 199 241,980
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
1,640 2,036,844
Punch Finance plc, 6.13%
,
06/30/26
(c)
3,228 4,007,474
Rolls-Royce plc, 3.63%
,
10/14/25
(a)
.. USD 670 649,395
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... GBP 199 245,828
Thames Water Utilities Finance plc,
4.00%
,
06/19/25
(c)
........... 319 363,367
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 1,232 1,323,765
4.13%, 08/15/30 ............ 1,531 1,606,330
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 2,393 2,699,805
Vmed O2 UK Financing I plc, 4.50%
,
07/15/31
(c)
................ 1,032 1,075,929
Vodafone Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.84%), 8.00%
,
08/30/86
(b)(c)
............... 1,523 2,063,833
62,250,193
United States — 5.2%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 319 281,282
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 635 671,925
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
431 410,177
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 404 401,534
4.88%, 06/01/28
(c)
........... GBP 3,068 3,485,585
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 680 669,936
4.25%, 02/15/29 ............ 1,002 675,968
4.25%, 02/15/29
(a)(o)
.......... 510 490,031
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 2,157 2,132,563
Amgen, Inc.
5.25%, 03/02/25 ............ USD 1,306 1,303,357
5.51%, 03/02/26 ............ 2,179 2,178,581
5.50%, 12/07/26
(c)
........... GBP 200 254,975
2.30%, 02/25/31 ............ USD 502 421,831
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 430 431,143
Aon North America, Inc., 5.15%
,
03/01/29 ................. 879 876,548

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 1,894 $ 1,767,225
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... 2,058 1,827,151
4.13%, 08/15/26
(a)
........... USD 3,264 2,833,043
Ares Capital Corp.
3.88%, 01/15/26 ............ 433 418,074
2.15%, 07/15/26 ............ 58 53,604
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 373 446,957
5.50%, 03/15/27
(c)
........... 200 253,304
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.07%),
3.37%, 01/23/26 .......... USD 1,325 1,306,664
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. EUR 875 915,007
(3-mo. CME Term SOFR + 1.30%),
3.42%, 12/20/28 .......... USD 1,259 1,183,868
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... 1,140 985,358
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 245 201,804
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 725 593,129
(1-day SOFR + 1.65%), 5.47%,
01/23/35 ............... 1,735 1,733,245
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ 100 102,375
Baxter International, Inc., 2.27%
,
12/01/28 ................. 1,007 887,544
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 1,455 1,554,416
Berry Global, Inc., 1.57%
,
01/15/26 .. USD 1,562 1,467,513
Big River Steel LLC, 6.63%
,
01/31/29
(a)
662 663,474
Blackstone Private Credit Fund, 7.05%
,
09/29/25 ................. 564 569,433
Breeze Aviation Group, Inc.
(Acquired 07/30/21, cost
$2,315,208) 20.00%, 01/30/28
(e)(j)
2,315 2,351,648
Broadcom, Inc.
4.75%, 04/15/29 ............ 1,206 1,189,470
2.45%, 02/15/31
(a)
........... 530 446,319
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 570 581,882
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 1,680 1,590,895
Charter Communications Operating
LLC
2.25%, 01/15/29 ............ 655 559,817
5.05%, 03/30/29 ............ 1,007 968,424
Citigroup, Inc.
(1-day SOFR + 0.53%), 1.28%,
11/03/25
(b)
.............. 1,460 1,437,199
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 910,522
1.75%, 10/23/26 ............ GBP 316 370,295
(1-day SOFR + 1.36%), 5.17%,
02/13/30
(b)
.............. USD 878 872,885
(1-day SOFR + 1.42%), 2.98%,
11/05/30
(b)
.............. 992 883,539
(1-day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 672 560,016
Citizens Bank NA, (1-day SOFR +
1.45%), 6.06%
,
10/24/25
(b)
..... 250 249,861
Security
Par (000)
Par (000) Value
United States (continued)
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ USD 1,597 $ 1,673,383
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,030 989,124
9.00%, 09/30/29 ............ 404 391,969
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 611 597,958
Comcast Corp.
3.95%, 10/15/25 ............ 356 350,387
0.25%, 09/14/29 ............ EUR 513 466,169
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ USD 840 684,382
CommScope, Inc., 6.00%
,
03/01/26
(a)
491 430,877
Coty, Inc.
(c)
3.88%, 04/15/26 ............ EUR 2,522 2,684,730
5.75%, 09/15/28 ............ 327 364,647
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ USD 1,673 1,357,037
11.25%, 05/15/28 ........... 359 312,648
11.75%, 01/31/29 ........... 784 668,638
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 ............ EUR 1,028 994,762
8.50%, 07/15/31 ............ 1,028 1,198,513
DISH DBS Corp., 5.88%
,
11/15/24 .. USD 1,491 1,415,798
DISH Network Corp.
(o)
0.00%, 12/15/25
(f)
........... 1,028 755,685
3.38%, 08/15/26 ............ 411 254,886
Duke Energy Corp., 3.10%
,
06/15/28 EUR 861 899,780
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ USD 380 391,549
Elevance Health, Inc., 4.10%
,
03/01/28 680 657,180
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 200 204,242
7.50%, 06/01/30 ............ 210 224,109
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 920,483
Ford Motor Credit Co. LLC
4.87%, 08/03/27 ............ 580 636,875
5.80%, 03/08/29 ............ USD 1,365 1,360,205
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 140 139,102
Freed Hotels & Resorts, 12.00%
,
11/30/28
(b)(e)
............... 6,454 6,413,695
Frontier Communications Holdings
LLC
(a)
8.75%, 05/15/30 ............ 2,184 2,250,487
8.63%, 03/15/31 ............ 1,705 1,756,366
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 2,035 2,040,087
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,292,940
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 59 56,525
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 293,002
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 1,443 1,472,246
0.45%, 01/15/26 ............ 1,135 1,156,329
General Motors Financial Co., Inc.
5.35%, 07/15/27 ............ USD 840 837,642
2.40%, 10/15/28 ............ 1,016 897,876
4.30%, 02/15/29
(c)
........... EUR 598 651,022
4.30%, 04/06/29 ............ USD 1,220 1,159,050

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Global Payments, Inc.
4.95%, 08/15/27 ............ USD 610 $ 603,934
4.88%, 03/17/31 ............ EUR 423 467,848
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.82%), 1.54%,
09/10/27
(b)
.............. USD 1,007 924,882
(1-day SOFR + 0.91%), 1.95%,
10/21/27
(b)
.............. 655 604,847
0.25%, 01/26/28
(c)
........... EUR 999 957,830
7.25%, 04/10/28 ............ GBP 204 275,460
0.88%, 05/09/29
(c)
........... EUR 943 887,257
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... USD 1,581 953,995
HAT Holdings I LLC, 3.38%
,
06/15/26
(a)
577 544,080
HCA, Inc.
5.25%, 06/15/26 ............ 705 701,850
4.50%, 02/15/27 ............ 403 393,795
5.63%, 09/01/28 ............ 1,234 1,245,007
3.38%, 03/15/29 ............ 453 416,400
4.13%, 06/15/29 ............ 693 656,208
3.50%, 09/01/30 ............ 1,295 1,168,138
5.45%, 04/01/31 ............ 260 259,813
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ EUR 1,328 1,423,678
Homes By West Bay LLC, 11.00%
,
02/06/30
(e)
................ USD 9,929 9,929,000
Hyatt Hotels Corp., 5.38%
,
04/23/25
(d)
702 699,150
Insightful Corp., 7.00%
,
01/25/29
(e)
.. 538 565,602
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 895,542
International Flavors & Fragrances,
Inc., 1.83%
,
10/15/27
(a)
........ USD 556 496,412
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.49%), 0.77%,
08/09/25 ............... 492 489,307
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 479 583,852
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 932,340
(1-day SOFR + 0.89%), 1.58%,
04/22/27 ............... USD 1,159 1,081,589
(1-day SOFR + 1.56%), 4.32%,
04/26/28 ............... 2,215 2,160,808
(1-day SOFR + 1.75%), 4.57%,
06/14/30 ............... 2,170 2,106,213
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(c)
................ GBP 100 123,559
Landsea Homes Corp., 11.00%
,
07/17/28
(e)
................ USD 10,050 10,653,000
Lessen, Inc., (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(e)
. 4,997 4,591,601
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ 1,492 771,327
11.00%, 11/15/29 ........... 1,452 1,486,282
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 1,377 1,434,289
Lightning eMotors, Inc., 7.50%
,
05/15/25
(a)(h)(o)(p)
............. 884 10,860
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 4,407 3,913,063
Lowe's Cos., Inc., 4.80%
,
04/01/26 .. 881 873,565
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 1,622 1,654,426
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley
(b)
Series I, (1-day SOFR + 0.75%),
0.86%, 10/21/25 .......... USD 302 $ 297,334
(1-day SOFR + 0.56%), 1.16%,
10/21/25 ............... 583 574,581
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,152,185
(1-day SOFR + 1.01%), 5.65%,
04/13/28 ............... USD 2,171 2,192,503
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... 1,265 1,204,163
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 271 221,382
(1-day SOFR + 1.73%), 5.47%,
01/18/35 ............... 1,065 1,062,221
Nasdaq, Inc., 4.50%
,
02/15/32 ..... EUR 615 688,395
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
USD 1,010 1,091,548
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 1,650 1,775,298
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... USD 1,045 1,105,579
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,264,881
Oracle Corp.
2.30%, 03/25/28 ............ 1,767 1,597,552
2.88%, 03/25/31 ............ 1,792 1,547,347
Pacific Gas & Electric Co., 6.10%
,
01/15/29 ................. 1,524 1,559,763
Paramount Global
7.88%, 07/30/30 ............ 995 1,018,423
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 1,445 1,276,163
Permian Resources Operating LLC,
8.00%
,
04/15/27
(a)
........... 487 497,928
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(e)
. 3,691 3,695,323
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
3,090 2,918,699
PPG Industries, Inc., 1.88%
,
06/01/25 EUR 841 885,010
Procter & Gamble Co. (The), 4.88%
,
05/11/27 .................. 581 651,002
Rand Parent LLC, 8.50%
,
02/15/30
(a)
USD 2,169 2,195,919
Republic Services, Inc., 4.88%
,
04/01/29 ................. 756 749,723
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 2,007 2,094,758
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 1,920 1,768,830
11.25%, 12/15/27 ........... 1,506 1,463,953
Sally Holdings LLC, 6.75%
,
03/01/32 772 762,679
Santander Holdings USA, Inc., 3.45%
,
06/02/25 ................. 234 228,934
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 1,391 1,491,848
8.50%, 07/15/31
(a)
........... 781 841,156
9.63%, 12/01/32 ............ 1,235 1,408,690
Service Properties Trust
8.38%, 06/15/29 ............ 2,640 2,595,136
8.63%, 11/15/31
(a)
........... 643 670,208
8.88%, 06/15/32 ............ 2,865 2,672,286
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 421 435,302
Solventum Corp., 5.40%
,
03/01/29
(a)
. 1,103 1,099,634
Sonder Corp., 10.00%
,
12/31/24
(e)
.. 290 278,966
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
01/19/27
(b)(e)
... 5,164 4,544,435

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Southern California Edison Co.
Series A, 4.20%, 03/01/29 ...... USD 813 $ 777,904
6.65%, 04/01/29 ............ 305 319,176
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,271 1,368,406
9.75%, 11/15/30 ............ 3,131 3,453,856
Spirit Loyalty Cayman Ltd., 8.00%
,
09/20/25
(a)
................ 365 266,442
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 180 178,874
Stem, Inc., 0.50%
,
12/01/28
(a)(o)
.... 166 65,981
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 539 562,555
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 530 565,099
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 1,312 1,194,373
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 900 815,702
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 907,386
T-Mobile USA, Inc.
3.50%, 04/15/31 ............ USD 754 677,406
2.70%, 03/15/32 ............ 1,169 978,015
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 776 777,924
Truist Financial Corp., (1-day SOFR +
1.62%), 5.44%
,
01/24/30
(b)
..... 547 545,575
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 1,806 1,768,584
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 140 136,532
Vantage Drilling International Ltd.,
9.50%
,
02/15/28
(a)
........... 1,103 1,120,046
Veritas US, Inc., 7.50%
,
09/01/25
(a)
.. 225 194,566
Verizon Communications, Inc.
1.13%, 11/03/28 ............ GBP 199 215,724
4.25%, 10/31/30 ............ EUR 796 882,877
VF Corp., 2.40%
,
04/23/25 ....... USD 234 227,483
VICI Properties LP
(a)
4.63%, 06/15/25 ............ 298 294,104
4.50%, 09/01/26 ............ 241 234,196
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 2,339 2,299,800
7.75%, 10/15/31 ............ 1,165 1,213,221
VMware LLC, 4.65%
,
05/15/27 ..... 504 496,025
Wells Fargo & Co.
1.38%, 10/26/26
(c)
........... EUR 909 923,908
1.50%, 05/24/27
(c)
........... 1,390 1,403,226
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 1,832 1,806,690
(1-day SOFR + 1.78%), 5.50%,
01/23/35
(b)
.............. 2,210 2,202,250
WRKCo, Inc., 4.00%
,
03/15/28 ..... 201 192,470
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 861 688,598
230,995,301
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
6.88%, 10/15/27 ............ 1,012 987,016
Security
Par (000)
Par (000) Value
Zambia (continued)
9.38%, 03/01/29 ............ USD 972 $ 1,016,955
2,003,971
Total Corporate Bonds — 10.8%
(Cost: $518,280,054) ............................. 479,548,403
Fixed Rate Loan Interests
United States — 0.1%
(e)
CML ST Regis Aspen, Term Loan,
7.27%
,
 02/07/25 ............ 4,200 4,181,379
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26 ... 1,855 1,810,104
5,991,483
Total Fixed Rate Loan Interests — 0.1%
(Cost: $6,052,635) .............................. 5,991,483
Floating Rate Loan Interests
Belgium — 0.0%
Finco Utilitas BV, Term Loan B,
09/26/30
(b)(r)
............... EUR 1,040 1,112,741
Colombia — 0.0%
Ecopetrol SA, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 10.00%
,
 09/06/30
(b)(e)
... USD 500 512,350
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility Term
Loan B4, (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.65%
,
 08/09/28
(b)
EUR 673 720,640
France — 0.3%
(b)
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.71%
,
 11/17/27 ....... 6,151 6,560,617
HomeVi, Term Loan, 10/31/29
(r)
.... 2,000 2,099,062
Parts Europe, Facility Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.65%
,
 02/03/31 ...... 3,411 3,650,032
12,309,711
Germany — 0.3%
(b)
Apleona Holding GmbH, Term Loan B,
04/28/28
(r)
................. 2,400 2,570,781
IFCO Management GmbH, Facility
Term Loan BB, 11/29/29
(r)
...... 1,000 1,066,913
Mosel Bidco SE, Facility Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
4.50%), 8.22%
,
 09/16/30 ...... 2,529 2,707,521
Nidda Healthcare Holding GmbH,
Term Loan B3, (3-mo. EURIBOR +
4.00%), 0.00%
,
 02/21/30 ...... 2,879 3,083,038
Tele Columbus AG, Facili ty Term Loan
B, 01/01/29
(r)
............... 1,000 746,988
TK Elevator Midco GmbH, Facility Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.93%
,
 04/30/30 . 1,631 1,741,778
11,917,019

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
(b)(e)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo.
SONIA at 0.00% Floor + 7.00%),
12.28%
,
 07/06/27 ........... GBP 1,271 $ 1,538,944
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 0.00%), 10.95%
,
 09/23/27 EUR 2,119 2,170,276
3,709,220
Luxembourg — 0.2%
(b)
AI Sirona (Luxembourg) Acquisition
SARL, Facility Term Loan B3,
09/30/28
(r)
................. 2,000 2,141,000
Speed Midco 3 SARL, Facility Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 6.40%), 10.30%
,
 05/16/29
(e)
6,106 6,506,711
8,647,711
Netherlands — 0.6%
(b)
Bock Capital Bidco BV, Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
0.00%), 7.40%
,
 06/29/28 ...... 1,459 1,542,277
Cypher Bidco BV, Facility Term Loan B,
(6-mo. EURIBOR at 0.00% Floor +
4.50%), 8.60%
,
 01/01/28
(e)
..... 5,188 5,340,594
Median BV, Facility Term Loan B1,
10/14/27
(r)
................. 1,964 2,063,905
Peer Holding III BV, Term Loan B6,
06/20/31
(r)
................. 4,200 4,487,870
Sigma Holdco BV, Facility Term Loan
B8, (6-mo. SONIA at 0.00% Floor +
5.75%), 10.95% - 10.99%
,
 01/03/28 GBP 3,364 4,237,251
Ziggo BV, Facility Term Loan H, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
6.60%
,
 01/31/29 ............ EUR 9,179 9,628,491
27,300,388
Norway — 0.0%
Sector Alarm Holding AS, Term Loan,
06/12/29
(b)(r)
............... 1,017 1,085,654
Spain — 0.3%
(b)
Aernnova Aerospace SAU, Term Loan,
02/27/30
(r)
................. 2,606 2,776,010
Europa University Education Group SL,
Term Loan, 06/13/31
(r)
........ 1,483 1,583,665
Lorca Holdco Ltd., Facility Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 7.30% - 7.36%
,
 03/25/31 2,839 3,034,940
Pax Midco SLU, Facility Term Loan B2,
(6-mo. EURIBOR at 0.00% Floor +
5.00%), 8.74%
,
 12/31/29 ...... 2,617 2,785,481
Promontoria Challenger I SA, Term
Loan, (1-mo. LIBOR USD at 0.00%
Floor + 0.00%), 7.09%
,
 07/15/24
(e)
4,241 4,536,073
14,716,169
United Kingdom — 0.6%
(b)
Bellis Acquisition Co. plc, Term Loan B,
(6-mo. EURIBOR at 0.00% Floor +
4.00%), 7.80%
,
 12/31/30 ...... 2,647 2,805,883
CD&R Firefly Bidco Ltd., Facility Term
Loan B6, (6-mo. SONIA at 0.00%
Floor + 5.75%), 11.11%
,
 06/21/28 . GBP 1,031 1,303,432
Security
Par (000)
Par (000) Value
United Kingdom (continued)
CML Project Horizons, Term Loan,
(3-mo. SONIA at 0.00% Floor +
4.34%), 8.97%
,
 06/05/26
(e)
..... GBP 3,756 $ 4,746,318
Entain plc, Facility Term Loan B4,
(6-mo. EURIBOR at 0.00% Floor +
3.25%), 6.92%
,
 06/30/28 ...... EUR 1,546 1,656,129
Ineos Quattro Holdings UK Ltd., Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 4.50%), 8.15%
,
 04/02/29 . 1,940 2,071,054
Ineos US Fin ance LLC, Term Loan,
(1-mo. EURIBOR + 3.50%),
7.12%
,
 06/23/31 ............ 2,000 2,124,936
Market Bidco Ltd., Facility Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.75%), 8.58%
,
 11/04/27 ..... 765 816,049
Market Bidco Ltd., Facility Term Loan
B2, (3-mo. SONIA at 0.00% Floor +
5.50%), 10.85%
,
 11/04/27 ...... GBP 505 635,887
Mercia, Facility Term Loan A2, (3-mo.
SONIA at 0.00% Floor + 0.00%),
7.63%
,
 04/09/25
(e)
........... 4,864 6,144,913
Mercia, Term Loan A1, ( 3-mo.
SONIA at 0.00% Floor + 2.40%),
7.63%
,
 04/09/25
(e)
........... 1,595 2,015,314
Mercia, Term Loan B1, (3-mo.
SONIA at 0.00% Floor + 0.00%),
7.63%
,
 04/09/25
(e)
........... 280 353,968
24,673,883
United States — 1.1%
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
10.21%
,
 02/02/26
(b)
.......... USD 2,415 2,374,058
Alorica, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor +
6.88%), 12.22%
,
 12/21/27
(b)(e)
... 2,562 2,507,443
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(b)
3,621 3,530,887
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.48%
,
 12/30/27
(b)
.......... 385 384,216
Avaya, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor +
1.50%), 6.84%
,
 08/01/28
(b)
..... 10 8,292
CML Trigrams, Term Loan, (1-mo.
LIBOR USD at 0.00% Floor +
0.00%), 8.18%
,
 09/15/24
(b)(e)
.... 2,502 2,501,946
Cotiviti Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
 05/01/31
(b)
882 876,279
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.46%
,
 08/02/27
(b)
511 511,687
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.69%
,
 12/21/28
(b)
798 765,017
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.34%
,
 08/31/30
(b)
2,763 2,770,023

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.75%
,
 12/29/27
(b)
(e)
...................... USD 938 $ 825,790
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.87%
,
 03/30/27
(b)(e)
EUR 1,595 1,705,783
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD at 1.00% Floor +
6.00%), 11.71%
,
 11/12/26
(b)(e)
.... USD 4,677 4,630,375
GoTo Group, Inc., Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
10.18%, 04/28/28
(b)
........ 2,523 1,792,431
Green Plains Operating Co. LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
13.65%
,
 07/20/26
(b)(e)
......... 3,236 3,195,675
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.06%
,
 03/19/27
(b)(e)
......... 115 114,588
Helios Service Partne rs LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.81%
,
 03/19/27
(b)(e)
......... 603 599,268
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.00%), 1.00% - 11.84%
,
 03/19/27
(b)
(e )
...................... 925 918,938
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.96%
,
 10/25/28
(b)(e)
......... 585 471,278
J&J Ventures Gaming LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.46%
,
 04/26/28
(b)
895 892,679
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.21%
,
 10/04/28
(b)
461 460,747
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.49%
,
 12/22/26
(b)
.......... 423 423,284
Level 3 Financing, Inc., Term Loan B1,
(1-mo. CME Term SOFR at 2.00%
Floor + 6.56%), 11.90%
,
 04/15/29
(b)
364 356,029
Maverick Gaming LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
 06/03/28
(b)
.......... 429 411,170
Maverick Gaming LLC, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
 06/03/28
(b)
.......... 685 479,428
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.43%
,
 01/24/30
(b)
119 94,893
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 4.75%),
0.00%
,
 03/06/28
(b)
........... EUR 3,000 3,206,842
Security
Par (000)
Par (000) Value
United States (continued)
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.06%
,
 03/19/27
(b)(e)
... USD 514 $ 513,761
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.60%, 03/19/27
(b)(e)
....... 1,342 1,340,258
Orion Group HoldCo LLC, Term Loan
(b)
(e)
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
11.56%, 03/19/27 ......... 19 19,169
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.60%, 03/19/27 ......... 98 97,983
Orion Incremental, Delayed Draw Term
Loan, 12/31/30
(b)(e)(r)
.......... 606 599,551
Quartz AcquireCo LLC, Term Loan B1,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.08%
,
 06/28/30
(b)(e)
974 973,642
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.21%
,
 04/27/28
(b)
.......... 2,399 2,138,696
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.21%
,
 04/27/29
(b)
.......... 1,749 1,399,367
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.83%
,
 03/16/27
(b)
........... 1,397 1,397,309
Vaco Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.48%
,
 01/21/29
(b)
..... 957 948,563
Veritas US, Inc., Term Loan B, (1-mo.
CME Term SOFR at 1.00% Floor +
5.00%), 10.46%
,
 09/01/25
(b)
..... 199 173,024
Vinoy St. Petersburg (The), Term Loan,
09/09/24
(b)(e)(r)
.............. 153 150,036
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.00%), 8.10%
,
 07/31/24
(b)
.... 41 41,000
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
 11/17/29
(b)
565 563,289
47,164,694
Total Floating Rate Loan Interests — 3.5%
(Cost: $158,208,099) ............................. 153,870,180
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(a)
....... 286 290,576
Chile — 0.0%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(c)
........... 283 270,884
6.15%, 05/10/33
(a)
........... 230 229,540
500,424

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.0%
Ecopetrol SA, 8.38%
,
01/19/36 .... USD 170 $ 166,855
Hungary — 0.0%
Magyar Export-Import Bank Zrt.,
6.00%
,
05/16/29
(c)
........... EUR 200 225,234
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 561 521,379
Mexico — 0.1%
Petroleos Mexicanos
4.25%, 01/15/25 ............ 247 243,789
8.75%, 06/02/29 ............ 540 530,213
5.95%, 01/28/31 ............ 405 325,519
6.70%, 02/16/32 ............ 348 291,161
1,390,682
Morocco — 0.0%
OCP SA
(a)
6.75%, 05/02/34 ............ 353 362,267
7.50%, 05/02/54 ............ 298 303,638
665,905
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 148,975
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 536 528,174
South Korea — 0.0%
Korea National Oil Corp., 4.88%
,
04/03/28
(c)
................ 200 198,150
Total Foreign Agency Obligations — 0.1%
(Cost: $4,602,430) .............................. 4,636,354
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
341 312,868
Brazil — 0.3%
Federative Republic of Brazil
6.00%, 08/15/24 ............ BRL 5 3,839,118
10.00%, 01/01/25 ........... 15 2,468,677
10.00%, 01/01/27 ........... 47 7,678,083
7.13%, 05/13/54 ............ USD 465 448,958
14,434,836
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 220 189,911
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 ............ 669 653,947
3.88%, 03/22/26 ............ EUR 148 156,141
5.75%, 11/03/27 ............ COP 17,837,900 3,802,653
6.00%, 04/28/28 ............ 13,188,700 2,777,887
8.00%, 04/20/33 ............ USD 312 323,388
8.00%, 11/14/35 ............ 200 205,400
7,919,416
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%
,
11/13/54
(a)
................ 229 238,589
Security
Par (000)
Par (000) Value
Czech Republic — 0.2%
Czech Republic
2.75%, 07/23/29 ............ CZK 97,230 $ 3,903,235
5.00%, 09/30/30 ............ 74,960 3,357,920
7,261,155
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... USD 505 501,970
4.50%, 01/30/30
(a)
........... 576 524,880
7.05%, 02/03/31
(a)
........... 355 365,428
4.88%, 09/23/32
(a)
........... 464 416,150
10.75%, 06/01/36
(a)
.......... DOP 81,700 1,371,205
3,179,633
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
........... EUR 199 170,495
7.63%, 05/29/32
(c)
........... USD 210 171,347
8.50%, 01/31/47
(a)
........... 268 198,320
7.50%, 02/16/61
(a)
........... 303 202,537
742,699
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 209,187
6.60%, 06/13/36 ............ 225 225,422
434,609
Honduras — 0.0%
Republic of Honduras, 5.63%
,
06/24/30
(a)
................ 211 179,812
Hungary — 0.1%
Hungary Government Bond
6.75%, 10/22/28 ............ HUF 761,380 2,069,099
5.25%, 06/16/29
(a)
........... USD 200 196,250
5.38%, 09/12/33
(c)
........... EUR 310 343,648
5.50%, 03/26/36
(a)
........... USD 200 192,250
2,801,247
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 244,420
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 280 274,117
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 41,394,000 2,549,578
4.65%, 09/20/32 ............ USD 560 539,525
8.25%, 05/15/36 ............ IDR 37,822,000 2,517,617
7.13%, 06/15/38 ............ 54,670,000 3,353,725
9,234,562
Ireland — 0.1%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 4,890 5,076,832
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ............ USD 220 212,575
5.88%, 10/17/31 ............ EUR 376 362,787
575,362
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ USD 200 194,688

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kenya — 0.0%
Republic of Kenya, 9.75%
,
02/16/31
(a)
USD 241 $ 229,553
Mexico — 0.3%
United Mexican States
7.00%, 09/03/26 ............ MXN 958 4,878,633
3.75%, 01/11/28 ............ USD 296 279,905
8.50%, 03/01/29 ............ MXN 158 813,046
2.66%, 05/24/31 ............ USD 423 347,918
7.50%, 05/26/33 ............ MXN 828 3,887,653
6.35%, 02/09/35 ............ USD 553 556,041
10,763,196
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(c)
................ EUR 179 176,304
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ USD 239 239,597
Nigeria — 0.0%
Federal Republic of Nigeria, 7.63%
,
11/28/47
(c)
................. 225 163,687
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
................ EUR 196 217,646
Oman — 0.0%
Oman Government Bond
(c)
6.50%, 03/08/47 ............ USD 252 251,370
6.75%, 01/17/48 ............ 300 305,531
556,901
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 327 342,022
6.40%, 02/14/35 ............ 357 338,436
680,458
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 160,875
5.60%, 03/13/48 ............ 210 186,060
346,935
Peru — 0.1%
Republic of Peru
5.94%, 02/12/29
(c)
........... PEN 3,289 858,107
2.78%, 01/23/31 ............ USD 200 171,300
1.86%, 12/01/32 ............ 647 490,102
7.60%, 08/12/39
(a)
........... PEN 7,470 1,963,055
3,482,564
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. USD 467 306,031
Poland — 0.2%
Republic of Poland
4.75%, 07/25/29 ............ PLN 12,352 2,949,427
2.75%, 10/25/29 ............ 30,369 6,614,073
5.50%, 04/04/53 ............ USD 332 324,955
9,888,455
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 266 261,212
2.50%, 02/08/30
(c)
........... EUR 582 544,797
Security
Par (000)
Par (000) Value
Romania (continued)
2.12%, 07/16/31
(c)
........... EUR 327 $ 282,021
1,088,030
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 621 601,400
5.00%, 01/18/53
(a)
........... 230 202,400
803,800
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 265,091
Serbia — 0.0%
Republic of Serbia, 6.00%
,
06/12/34
(a)
221 217,409
South Africa — 0.3%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 73,171 4,173,798
8.00%, 01/31/30 ............ 40,226 2,026,678
5.88%, 04/20/32 ............ USD 424 392,730
9.00%, 01/31/40 ............ ZAR 43,291 1,874,233
8.75%, 01/31/44 ............ 59,600 2,453,371
5.00%, 10/12/46 ............ USD 201 140,951
11,061,761
Spain — 0.5%
Bonos y Obligaciones del Estado
(a)(c)
3.45%, 10/31/34 ............ EUR 9,292 9,940,052
2.90%, 10/31/46 ............ 5,530 5,079,967
3.45%, 07/30/66 ............ 4,339 4,118,914
19,138,933
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(a)
................ USD 266 264,171
Turkey — 0.1%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 21,946 694,912
26.20%, 10/05/33 ........... 65,855 1,988,849
2,683,761
Ukraine — 0.0%
Ukraine Government Bond
(h)(p)
7.75%, 09/01/25
(c)
........... USD 303 95,596
7.75%, 09/01/26
(c)
........... 428 131,824
7.25%, 03/15/35
(a)
........... 742 211,099
438,519
United Kingdom — 0.3%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 4,603 4,976,332
0.50%, 10/22/61 ............ 25,517 9,560,576
14,536,908
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 12,702 321,379
5.75%, 10/28/34 ............ USD 549 572,058
893,437

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uzbekistan — 0.0%
(a)
Republic of Uzbekistan, 5.38%
,
05/29/27 ................. EUR 206 $ 219,995
Republic of Uzbekistan International
Bond, 7.85%
,
10/12/28 ........ USD 224 231,070
451,065
Total Foreign Government Obligations — 3.0%
(Cost: $142,144,987) ............................. 131,914,851
Shares
Shares
Investment Companies
(i)
Invesco S&P 500 Equal Weight ETF . 47,242 7,760,916
iShares 0-5 Year TIPS Bond ETF
(g)
.. 45,255 4,502,420
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(g)
........ 28,418 3,044,136
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(g)
.......... 29,225 2,585,828
iShares Latin America 40 ETF
(g)
.... 86,975 2,153,500
iShares MSCI Brazil ETF
(g)
....... 98,551 2,693,399
iShares MSCI Emerging Markets ETF
(g)
12,710 541,321
iShares Russell Mid-Cap Growth ETF
(g)
12,068 1,331,705
SPDR Bloomberg High Yield Bond ETF 20,062 1,891,245
VanEck Semiconductor ETF ...... 51,742 13,489,139
Total Investment Companies — 0.9%
(Cost: $36,795,858) .............................. 39,993,609
Par (000)
Pa r (000)
Municipal Bonds
(a)
Florida - 0.0%
Florida Development Finance Corp. ,
Series 2024, RB, AMT , VRDN ,
12.00%, 07/15/28
(s)
.......... 1,860 1,975,022
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26 ........... 2,125 2,130,680
Total Municipal Bonds — 0.1%
(Cost: $3,948,192) .............................. 4,105,702
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 8.74%, 01/25/42
(a)(b)
482 497,209
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 3,884 3,083,838
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 5,345 4,634,908
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,519,356
MCM Trust
(e)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 2,448 2,347,705
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-VFN1,  3.00%,
08/28/28 ............... USD 1,737 $ 1,137,370
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.90%, 10/25/39
(a)(b)
2,468 2,472,712
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(e)
.......... 4,400 4,018,777
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(e)
................ 1,654 1,430,719
21,142,594
Commercial Mortgage-Backed Securities — 2.2%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.58%,
01/19/37
(a)(b)
............... 995 990,279
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.70%, 12/15/34
(a)(b)
1,913 1,822,101
United States — 2.1%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,182 1,104,629
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. CME Term
SOFR at 3.10% Floor + 3.21%),
8.54%, 04/15/34
(a)(b)
.......... 1,364 908,612
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 287,015
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.72%, 04/14/33
(a)(b)
.... 255 242,762
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 6.51%, 11/25/35 ... 93 91,504
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.62%), 5.97%, 10/25/36 ... 93 88,151
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.88%, 07/15/35 ... 1,722 1,719,391
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 7.53%, 07/15/35 ... 653 648,510
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.72%, 06/15/41
(a)(b)
602 597,490
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.10%, 05/15/39
(a)(b)
.... 554 553,625
BSST Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.19%, 04/15/36 ... 452 446,544

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.54%, 04/15/36 ... USD 1,161 $ 1,134,029
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.79%, 04/15/36 ... 1,446 1,412,922
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 04/15/36 ... 1,329 1,289,557
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.54%, 04/15/36 ... 1,151 1,104,702
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.34%, 04/15/36 ... 1,100 1,057,382
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.24%, 04/15/36 ... 1,245 1,181,705
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.35%, 04/15/36 .. 882 835,885
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 890,008
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class G, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.36%), 8.69%, 10/15/37 ... 329 320,794
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.35%, 02/15/33 ... 4,847 4,770,395
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.59%, 02/15/33 ... 2,843 2,807,474
Series 2021-NWM, Class C, (1 -mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.69%, 02/15/33 ... 1,877 1,870,409
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.24%, 06/15/38 ... 2,054 2,015,354
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.25%, 05/15/38 ... 1,516 1,493,422
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 6.13%, 10/15/38 ... 509 503,522
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.69%, 10/15/38 ... 2,564 2,512,404
Series 2024-KING, Class A, (1-mo .
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.87%, 05/15/34 ... 780 780,479
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.72%, 03/15/41 ... 1,461 1,452,315
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,582,161
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 10/15/36 ... 2,038 1,997,315
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 01/15/34 ... 631 619,057
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 01/15/34 ... 983 961,329
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 04/15/29 ... USD 1,627 $ 1,628,481
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 8.21%, 07/15/29 ... 658 654,708
Series 2024-VLT4, Class F, (1- mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.26%, 07/15/29 ... 1,645 1,630,622
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 7.78%, 12/15/37
(a)(b)
.... 335 334,801
Cold Storage Trust, Series 2020-ICE5,
Class A, (1-mo. CME Term SOFR
at 0.90% Floor + 1.01%), 6.34%,
11/15/3 7
(a)(b)
............... 1,434 1,428,805
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 9.79%, 06/15/41
(a)(b)
.... 780 777,430
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
A, 2.26%, 08/15/37
(a)
......... 967 914,589
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.80%,
11/15/48
(b)
................ 166 154,654
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.56%, 10/15/37 .. 238 216,021
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 8.77%, 02/15/25
(e)
.. 2,798 2,707,298
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.10%), 6.43%, 05/15/35 ... 192 191,373
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.60%), 6.93%, 05/15/35 ... 480 473,876
Series 2018-BIOD, Class F, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.30%), 7.63%, 05/15/35 ... 1,719 1,688,966
ELM Trust, Series 2024-ELM, Cl ass
E10, 7.79%, 06/10/39
(a)(b)
...... 1,467 1,467,829
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 8.11%, 11/15/38
(a)(b)
..... 1,459 1,429,488
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... 2,857 2,855,048
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.29%, 07/15/38 ... 1,997 1,993,405
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 02/15/38
(a)(b)
.... 270 21,886
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 8.38%, 11/15/36 ... 2,822 2,748,157

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.39%, 10/15/36 ... USD 357 $ 352,466
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.74%, 05/15/26 ... 381 354,022
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.52%, 08/15/39 ... 324 324,439
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,015,810
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.87%, 05/15/37 ... 1,317 1,313,708
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.52%, 05/15/37 ... 1,451 1,447,372
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 283,183
Independence Plaza Trust, Series
2018-INDP , Class B, 3.91%,
07/10/35
(a)
................ 528 501,920
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 7.82%, 07/05/33 438 361,090
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 8.14%, 04/15/38 ... 1,975 1,956,504
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 8.64%, 04/15/38 ... 866 857,889
Series 2022-NXSS, Class A, (1-mo .
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.51%, 09/15/39 ... 429 429,402
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 563,629
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 8.51%, 06/15/39
(a)(b)
.... 540 537,298
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 9.77%, 06/15/26
(a)(b)
239 238,384
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at
2.75% Floor + 2.86%), 8.19%,
10/15/38
(a)(b)
............... 344 340,678
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 691 688,418
Med Trust
(a)(b)
Series 2021-MDLN, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.39%, 11/15/38 ... 379 378,351
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.44%, 11/15/38 ... 3,618 3,615,478
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.69%, 11/15/38 .. 3,891 3,889,390
Security
Par (000)
Par (000) Value
United States (continued)
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.54%, 04/15/38 ... USD 2,137 $ 2,114,525
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 8.04%, 04/15/38 ... 245 242,074
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 8.19%, 07/15/38
(a)(b)
.... 870 857,738
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (1-mo. LIBOR USD + 0.00%),
4.4 7%, 05/15/48
(b)
........... 176 161,042
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 483,637
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 8.79%, 07/15/38
(a)(b)
.... 204 131,078
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 6.17%, 11/15/38 ... 368 364,950
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 8.07%, 11/15/38 ... 2,082 2,070,495
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 8.06%, 11/15/36 ... 1,014 1,000,308
STWD Trust, Series 2021-FLW R,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 7.37%,
07/15/36
(a)(b)
............... 724 713,572
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 281,555
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 530,628
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 862,186
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 454 403,825
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 590 516,090
Series 2024-1CHI, Class A, 5.31%,
07/15/35
(a)
.............. 669 656,300
94,437,724
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.37%,
02/15/54 ................. 14,062 793,911
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.82%,
12/12/53
(a)
................ 1,468 114,261
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.92%,
07/15/53 ............... 7,877 653,700

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C59, Class XA, 1.64%,
04/15/54 ............... USD 6,347 $ 451,490
2,013,362
Total Non-Agency Mortgage-Backed Securities — 2.7%
(Cost: $127,621,102) ............................. 120,406,060
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(h)(t)
............. 7,220 5,931,556
Total Other Interests — 0.1%
(Cost: $7,284,549) ................................ 5,931,556
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(q)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 202 188,542
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.61% ................... 900 747,722
936,264
Total Capital Trusts — 0.0%
(Cost: $1,007,491) .............................. 936,264
Shares
Shares
Preferred Stocks — 2.1%
Brazil — 0.1%
Cia Energetica de Minas Gerais
(Preference) ............... 582,592 1,028,637
Neon Payments Ltd.
(e)(h)
......... 10,763 4,390,873
Petroleo Brasileiro SA (Preference) .. 206,581 1,406,130
6,825,640
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(e)(h)(j)
.. 82,140 13,882,482
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 960 85,475
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(e)(h)(j)
......... 1,420 16,774
102,249
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(e)(h)(j)
............ 1,380 —
Security
Shares
Shares Value
Israel — 0.1%
(e)(h)(j)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$ 3,888,688) ............... 639,810 $ 2,827,960
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$2,474,803) ............... 351,019 1,783,177
4,611,137
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(e)
(h)(j)
...................... 6,817 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(e)(h)(j)
............ 163,645 3,179,494
United States — 1.5%
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$2,232,275)
(e)(h)(j)
............ 4,133 692,401
Bright Machinery Manufacturing Group,
Inc., Series C-1
(e)(h)
........... 496,892 1,202,479
Bright Machines, Inc., Series C
(e)(h)
.. 238,542 803,887
Caresyntax, Inc., Series C-2
(e)(h)
.... 16,777 2,037,734
Caresyntax, Inc., Series C-3
(e)(h)
.... 2,170 231,105
Coreweave, Inc., 10.00%
(e)(h)
...... 2,520,000 2,520,000
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(e)(h)(j)
.. 211,650 15,556,275
Databricks, Inc., Series G, (Acquired
08/01/22, cost $3,419,476)
(e)(h)(j)
.. 57,837 4,251,019
Dream Finders Homes, Inc.
(Preference), 9.00%
(e)
......... 8,429 8,049,695
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $2,122,371)
(e)(h) (j)
.. 362,303 713,737
GM Cruise Holdings LLC, Series
G, (Acquired 03/25/21, cost
$2,563,091)
(e)(h)(j)
............ 97,271 879,330
Insightful Corp., Series D
(e)(h)
...... 1,558,289 544,310
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $ 3,136,443)
(e)(h)(j)
.. 1,719,824 3,422,450
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(e)(h)(j)
... 113,119 225,107
Lessen Holdings, Inc., Series B
(e)(h)
.. 252,164 1,384,380
Loadsmart, Inc., Series C, (Acquired
10/05/20 , cost $2,878,751)
(e)(h)(j)
.. 336,696 2,393,908
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(e)(h)(j)
... 29,827 315,570
Lookout, Inc., Series F, (Acquired
10/22/14, cost $7,673,753)
(e)(h)(j)
.. 671,775 1,377,139
MNTN Digital, Ser ies D, (Acquired
11/05/21, cost $1,673,918)
(e)(h)(j)
.. 72,889 943,913
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(e)(h)(j)
.. 2,397 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$2,167,122)
(e)(h)(j)
............ 242,823 735,754
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(e)(h)(j)
.. 51,690 1,641,157
RapidSOS, Inc., Series C-1
(e)(h)
..... 1,308,937 1,269,669
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(e)(h)(j)
............ 102,196 2,267,729
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,750)
(e)(h)(j)
............ 58,878 3,307,177

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(e)(h)(j)
............ 18,737 $ 1,052,458
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(e)(h)(j)
... 55,904 381,265
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(e)(h)(j)
............ 360,289 1,070,058
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$ 292,552)
(e)(h)(j)
.............. 44,138 136,387
Verge Genomics, Series B, (Acquired
11/05/21, cost $2,013,552)
(e)(h)(j)
.. 378,004 2,445,686
Verge Genomics, Series C, (Acquired
09/06/23, cost $321,734)
(e)(h)(j)
... 44,740 322,128
Volato Group, Inc., Class A
(h)
...... 15,303 8,946
Wells Fargo & Co., Series L, 7.50%
(o)(q)
1,367 1,625,322
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$2,397,628)
(e)(h)(j)
............ 152,099 1,478,402
Zero Mass Water, Inc., Series D,
(Acqu ired 07/05/22, cost $449,221)
(e)
(h)(j)
...................... 10,967 190,168
Zero Mass Water, Inc., Series D-2,
(Acquired 05/16/24, cost $0)
(e)(h)(j)
. 7,793 52,603
Zero Mass Water, Inc., Series
D-3, (Acquired 05/15/24, cost
$1,080,539)
(e)(h)(j)
............ 11,384 175,541
65,704,889
Total Preferred Stocks — 2.1%
(Cost: $114,148,272) ............................. 94,305,891
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 11.96%, 10/30/40
(b)
110,488 3,233,984
Total Trust Preferreds — 0.1%
(Cost: $3,055,236) .............................. 3,233,984
Total Preferred Securities — 2.2%
(Cost: $ 118,210,999) ............................. 98,476,139
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ USD 2,207 108,211
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 14,876 424,707
532,918
Mortgage-Backed Securities — 1.3%
Uniform Mortgage-Backed Securities,
3.50%, 07/25/54
(u)
........... 66,450 58,808,022
Total U.S. Government Sponsored Agency Securities
—
1.3%
(Cost: $59,026,495) .............................. 59,340,940
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.25%, 12/31/24
(k) (l)
.......... USD 19,545 $ 19,438,769
4.00%, 12/15/25
(v)
........... 32,462 32,043,545
4.63%, 09/30/28 ............ 16,622 16,762,897
Total U.S. Treasury Obligations — 1.5%
(Cost: $68,339,514) .............................. 68,245,211
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(h)
.................. 21,152 8,461
Israel — 0.0%
(h)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(e)(j)
......... 24,748 2,475
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 10,869 706
3,181
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(e)(h)
(j)
....................... 197,161 306,554
United States — 0.0%
(h)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 205
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(e)
.......... 42,220 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 90,780 1,970
Davidson Homes, Inc. (Issued/
Exerci sable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(e)
........... 29,296 301,749
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 5,570
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 456
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 3

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
L ightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 $ 31
New York Community Bancorp, Inc.,
(Acquired 03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expire s 03/11/31, Strike
Price USD 2.50)
(e)(j)
.......... 441 860,753
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 180
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 1,890
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 30,984 982
RapidSOS, Inc. (Issued/Exercisable
12/13/23 , 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(e)
................... 725,761 696,730
Sonder Holdings, Inc. (Issued/
Exercisable 06/10/24, 1 Share for
1 Warrant, Expires 12/10/26, Strike
Price USD 36.00)
(e)
.......... 13,792 55,720
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 752
1,926,991
Total Warrants — 0.0%
(Cost: $919,320) ................................ 2,245,187
Total Long-Term Investments — 94.3%
(Cost: $3,880,585,690) ........................... 4,202,695,862
Par (000)
Pa r (000)
Short-Term Securities
Foreign Agency Obligations — 0.2%
Brazil — 0.2%
Letras do Tesouro Nacional, 9.22%
,
10/01/24
(w)
................ BRL 38 6,646,966
Total Foreign Agency Obligations — 0.2%
(Cost: $7,225,802) .............................. 6,646,966
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 0.7%
Brazil — 0.5%
Federative Republic of Brazil Treasury
Bills, 9.38%
,
07/01/24
(w)
....... BRL 123 $ 21,911,629
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills,
24.88%
,
02/18/25
(w)
.......... EGP 71,725 1,283,119
Mexico — 0.2%
United Mexican States Treasury Bills
(w)
11.02%, 10/03/24 ........... MXN 4,825 2,562,848
10.58%, 04/03/25 ........... 13,344 6,713,092
9,275,940
Total Foreign Government Obligations — 0.7%
(Cost: $35,213,630) .............................. 32,470,688
Shares
Shares
Money Market Funds — 7.1%
(g)(x)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 5.48%
(y)
..... 103,286,260 103,327,572
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.19% ...... 213,885,982 213,885,982
Total Money Market Funds — 7.1%
(Cost: $ 317,212,335) ............................. 317,213,554
Total Short-Term Securities — 8.0%
(Cost: $359,651,767) ............................. 356,331,208
Total Options Purchased — 0.3%
(Cost: $14,643,148 ) .............................. 13,584,396
Total Investments Before Options Written — 102.6%
(Cost: $4,254,880,605) ........................... 4,572,611,466
Total Options Written — (0.3)%
(Premiums Received — $(9,334,816)) ................. (10,404,506)
Total Investments Net of Options Written — 102.3%
(Cost: $4,245,545,789) ........................... 4,562,206,960
Liabilities in Excess of Other Assets — (2.3)% ............ (104,266,307)
Net Assets — 100.0% .............................. $ 4,457,940,653
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Non-income producing security.
(i)
All or a portion of this security is on loan.

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
30
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $110,284,275, representing 2.47% of its net assets as of period end, and an original cost of $129,921,741.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Perpetual security with no stated maturity date.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Par/Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 103,323,605
(a)
$ — $ 2,748 $ 1,219 $ 103,327,572 103,286,260 $ 161,142
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 343,903,917 — (130,017,935)
(a)
— — 213,885,982 213,885,982 7,373,217 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 92,083,676 — (92,069,390)
(a)
(14,936) 650 — — — —
Bio City Development Co. BV,
8.00%, 07/06/24
(c)
...... 909,500 — (877,387) (20,522,613) 20,490,500 — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 4,461,690 — — — 40,730 4,502,420 45,255 61,391 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 3,144,736 — — — (100,600) 3,044,136 28,418 57,178 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 2,602,779 — — — (16,951) 2,585,828 29,225 53,828 —
iShares Latin America 40 ETF 2,527,493 — — — (373,993) 2,153,500 86,975 57,575 —
iShares MSCI Brazil ETF ... 3,445,343 — — — (751,944) 2,693,399 98,551 90,111 —
iShares MSCI Emerging
Markets ETF .......... 511,069 — — — 30,252 541,321 12,710 3,684 —
iShares Russell Mid-Cap
Growth ETF .......... 1,260,623 — — — 71,082 1,331,705 12,068 2,694 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ....... 2 1,308,831 — — (1,308,832) 1 14,448,961 1 —
Quintis Australia Pty. Ltd.,
13.51%, 10/01/26 ...... 9,890,344 — — — (7,428,252) 2,462,092 16,144,865 1 —
Quintis HoldCo Pty. Ltd. .... 52 — — — (1) 51 7,642,509 — —
$ (20,534,801) $ 10,653,860 $ 336,528,007 $ 7,860,822 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
31
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 198 07/25/24 $ 9,548 $ 41,200
Euro-Bobl ............................................................... 1,789 09/06/24 223,091 2,222,947
Euro-BTP ............................................................... 77 09/06/24 9,507 (70,612)
Euro-Bund .............................................................. 878 09/06/24 123,762 1,268,616
Euro-OAT ............................................................... 195 09/06/24 25,712 (192,100)
Euro-Schatz ............................................................. 230 09/06/24 26,036 122,386
SGX Nikkei 225 Index ....................................................... 323 09/12/24 79,785 1,263,850
Australia 10-Year Bond ...................................................... 1,096 09/16/24 83,035 (804,103)
U.S. Treasury Long Bond ..................................................... 293 09/19/24 34,537 133,710
EURO STOXX Banks Price Index ............................................... 499 09/20/24 3,670 23,538
MSCI Emerging Markets E-Mini Index ............................................ 140 09/20/24 7,617 62,675
Russell 2000 E-Mini Index .................................................... 24 09/20/24 2,478 42,476
Long Gilt ................................................................ 202 09/26/24 24,914 224,409
U.S. Treasury 5-Year Note .................................................... 5,620 09/30/24 598,618 1,515,147
5,854,139
Short Contracts
Euro-Buxl ............................................................... 21 09/06/24 2,929 (61,401)
Japan 10-Year Bond ........................................................ 19 09/12/24 16,871 (4,708)
S&P/TSX 60 Index ......................................................... 26 09/19/24 4,981 (48,546)
U.S. Treasury 10-Year Note ................................................... 899 09/19/24 98,750 (740,529)
U.S. Treasury 10-Year Ultra Note ............................................... 3,445 09/19/24 390,254 (1,667,697)
U.S. Treasury Ultra Bond ..................................................... 154 09/19/24 19,183 412,797
EURO STOXX 50 Index ..................................................... 190 09/20/24 10,009 (11,669)
FTSE 100 Index ........................................................... 49 09/20/24 5,078 (12,575)
NASDAQ 100 E-Mini Index ................................................... 224 09/20/24 89,274 402,940
S&P 500 E-Mini Index ....................................................... 31 09/20/24 8,558 81,187
U.S. Treasury 2-Year Note .................................................... 7,511 09/30/24 1,533,887 (2,058,377)
(3,708,578)
$ 2,145,561
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 800,000 BRL 4,248,000 JPMorgan Chase Bank NA 07/02/24 $ 40,085
COP 28,305,711,897 USD 6,758,443 JPMorgan Chase Bank NA 07/17/24 40,362
HUF 522,872,849 USD 1,413,744 Deutsche Bank AG 07/17/24 3,152
HUF 203,784,857 USD 550,735 State Street Bank and Trust Co. 07/17/24 1,486
IDR 41,363,982,338 USD 2,525,428 Barclays Bank plc 07/17/24 3,152
MXN 120,364,825 USD 6,475,695 Goldman Sachs International 07/17/24 88,192
MXN 22,935,147 USD 1,235,570 JPMorgan Chase Bank NA 07/17/24 15,159
PLN 35,932,878 USD 8,855,721 UBS AG 07/17/24 68,926
USD 27,589,112 BRL 143,008,161 Goldman Sachs International 07/17/24 2,051,455
USD 11,833,633 COP 46,513,869,565 Citibank NA 07/17/24 661,374
USD 5,574,209 COP 21,875,779,753 JPMorgan Chase Bank NA 07/17/24 319,821
USD 10,527,529 CZK 241,640,266 Bank of New York Mellon 07/17/24 194,269
USD 370,690 EUR 341,502 Deutsche Bank AG 07/17/24 4,696
USD 2,340,107 EUR 2,161,267 Morgan Stanley & Co. International plc 07/17/24 23,839
USD 5,360,668 IDR 87,365,484,915 Barclays Bank plc 07/17/24 20,016
USD 3,729,124 PEN 13,987,245 Citibank NA 07/17/24 89,915
USD 981,603 PEN 3,735,000 Morgan Stanley & Co. International plc 07/17/24 9,829
USD 438,751 UYU 17,032,300 Citibank NA 07/17/24 6,952
ZAR 69,686,496 USD 3,805,002 State Street Bank and Trust Co. 07/17/24 20,889
TRY 44,415,957 USD 1,317,000 UBS AG 07/22/24 13,321
USD 3,021,207 COP 11,667,900,000 Citibank NA 07/22/24 221,074

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
32
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 659,261,000 USD 698,000 Citibank NA 07/26/24 $ 2,431
EUR 839,668 GBP 710,989 Bank of America NA 07/26/24 1,396
GBP 741,114 USD 936,606 Commonwealth Bank of Australia 07/26/24 372
HUF 257,931,940 USD 698,000 Barclays Bank plc 07/26/24 709
HUF 490,424,328 USD 1,317,000 UBS AG 07/26/24 11,505
INR 102,784,721 USD 1,228,821 Morgan Stanley & Co. International plc 07/26/24 3,048
KRW 1,766,304,063 USD 1,272,508 Barclays Bank plc 07/26/24 8,970
MXN 49,272,501 USD 2,674,000 Goldman Sachs International 07/26/24 9,091
PLN 5,361,332 EUR 1,238,000 BNP Paribas SA 07/26/24 4,078
RON 7,474,818 USD 1,604,379 Goldman Sachs International 07/26/24 3,498
THB 51,226,593 USD 1,397,000 Citibank NA 07/26/24 1,681
TRY 103,045,208 USD 3,026,869 Citibank NA 07/26/24 45,305
USD 800,000 BRL 4,430,440 Citibank NA 07/26/24 9,741
USD 1,318,000 CLP 1,240,238,000 BNP Paribas SA 07/26/24 310
USD 1,381,000 CLP 1,292,339,800 Citibank NA 07/26/24 7,955
USD 7,375,190 CNY 52,661,805 BNP Paribas SA 07/26/24 147,015
USD 81,523 COP 339,693,571 Barclays Bank plc 07/26/24 57
USD 7,627,543 MXN 139,999,534 State Street Bank and Trust Co. 07/26/24 3,993
USD 3,113,070 PLN 12,485,031 State Street Bank and Trust Co. 07/26/24 12,486
USD 920,065 SEK 9,662,446 Toronto Dominion Bank 07/26/24 7,311
USD 2,053,659 ZAR 36,787,999 UBS AG 07/26/24 35,365
ZAR 36,331,575 USD 1,976,000 Citibank NA 07/26/24 17,253
USD 2,095,000 BRL 11,727,810 UBS AG 08/02/24 4,930
USD 9,893,100 COP 39,332,491,316 Citibank NA 08/13/24 484,965
USD 12,215,171 COP 49,868,436,000 Citibank NA 08/14/24 288,436
COP 8,718,797,920 USD 2,047,027 Barclays Bank plc 08/15/24 37,916
COP 22,419,766,080 USD 5,184,840 BNP Paribas SA 08/15/24 176,443
USD 5,166,620 BRL 27,032,789 JPMorgan Chase Bank NA 08/15/24 355,727
AUD 106,685,203 USD 70,633,392 Barclays Bank plc 09/18/24 682,828
CAD 31,614,383 USD 23,027,075 Toronto Dominion Bank 09/18/24 125,707
CAD 40,912,829 USD 29,799,365 UBS AG 09/18/24 163,130
EUR 8,179,906 USD 8,774,340 Bank of America NA 09/18/24 19,632
EUR 6,179,975 USD 6,639,988 BNP Paribas SA 09/18/24 3,918
MXN 284,776,813 EUR 14,042,379 Toronto Dominion Bank 09/18/24 277,729
MXN 100,937,182 USD 5,374,037 Morgan Stanley & Co. International plc 09/18/24 75,267
NOK 219,596,665 CHF 18,246,902 Goldman Sachs International 09/18/24 102,478
PLN 28,615,906 USD 7,071,902 BNP Paribas SA 09/18/24 29,701
USD 15,999,285 BRL 86,741,725 HSBC Bank plc 09/18/24 620,295
USD 1,625,721 EUR 1,506,699 Standard Chartered Bank 09/18/24 5,914
USD 4,476,122 EUR 4,148,479 Westpac Banking Corp. 09/18/24 16,217
USD 79,103,727 GBP 62,089,473 Royal Bank of Canada 09/18/24 570,279
USD 2,859 IDR 46,738,348 BNP Paribas SA 09/18/24 6
ZAR 192,395,091 EUR 9,522,933 Goldman Sachs International 09/18/24 273,233
ZAR 133,745,884 USD 7,136,538 State Street Bank and Trust Co. 09/18/24 170,352
TRY 136,139,000 USD 3,537,709 UBS AG 09/25/24 260,227
USD 8,614,693 BRL 44,882,550 JPMorgan Chase Bank NA 10/02/24 669,683
TRY 49,374,330 USD 1,317,000 Citibank NA 10/23/24 22,878
TRY 109,721,009 USD 2,959,833 UBS AG 10/23/24 17,681
USD 8,403,716 MXN 147,770,637 State Street Bank and Trust Co. 10/24/24 470,772
TRY 25,893,008 USD 698,000 Barclays Bank plc 10/28/24 1,166
TRY 52,296,825 USD 1,403,000 Citibank NA 10/28/24 9,124
TRY 19,269,719 USD 481,281 Barclays Bank plc 12/04/24 19,786
TRY 38,411,400 USD 985,669 Goldman Sachs International 12/04/24 13,134
TRY 27,061,000 USD 632,671 BNP Paribas SA 12/06/24 69,530
TRY 99,151,000 USD 2,387,167 UBS AG 12/06/24 185,684
10,456,302
BRL 4,418,160 USD 800,000 Citibank NA 07/02/24 (9,646)
BRL 47,093,696 USD 8,723,963 JPMorgan Chase Bank NA 07/17/24 (314,214)
COP 7,418,858,121 USD 1,920,595 JPMorgan Chase Bank NA 07/17/24 (138,645)
CZK 66,292,082 USD 2,881,260 UBS AG 07/17/24 (46,412)
EUR 329,315 USD 354,060 Standard Chartered Bank 07/17/24 (1,127)
PEN 4,448,653 USD 1,178,358 Citibank NA 07/17/24 (20,905)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
33
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PEN 2,510,470 USD 667,057 Deutsche Bank AG 07/17/24 $ (13,882)
PEN 3,306,442 USD 864,768 Standard Chartered Bank 07/17/24 (4,496)
USD 6,102,796 MXN 113,465,020 Barclays Bank plc 07/17/24 (84,823)
USD 1,617,542 ZAR 29,704,673 Barclays Bank plc 07/17/24 (13,288)
USD 4,703,591 ZAR 86,041,775 State Street Bank and Trust Co. 07/17/24 (20,229)
USD 3,089,618 ZAR 56,537,849 UBS AG 07/17/24 (14,392)
ZAR 24,277,354 USD 1,347,996 Deutsche Bank AG 07/17/24 (15,134)
COP 12,041,046,000 USD 3,072,479 Toronto Dominion Bank 07/18/24 (180,810)
USD 1,317,000 TRY 44,652,885 Citibank NA 07/22/24 (20,418)
BRL 90,822,254 USD 16,624,065 Barclays Bank plc 07/26/24 (424,066)
CLP 2,581,313,066 USD 2,756,429 Societe Generale SA 07/26/24 (13,916)
CNY 52,661,805 USD 7,407,766 Citibank NA 07/26/24 (179,591)
CNY 13,811,715 USD 1,899,776 Deutsche Bank AG 07/26/24 (4,028)
COP 8,706,820,000 USD 2,095,000 BNP Paribas SA 07/26/24 (6,922)
COP 8,168,784,000 USD 1,976,000 Standard Chartered Bank 07/26/24 (16,954)
CZK 118,600,255 USD 5,079,532 UBS AG 07/26/24 (6,905)
EUR 24,000 HUF 9,562,992 JPMorgan Chase Bank NA 07/26/24 (172)
JPY 226,818,029 USD 1,433,274 Goldman Sachs International 07/26/24 (18,191)
MYR 19,875,171 USD 4,225,353 Morgan Stanley & Co. International plc 07/26/24 (10,260)
PEN 4,134,689 USD 1,087,189 BNP Paribas SA 07/26/24 (11,434)
THB 104,452,194 USD 2,853,145 HSBC Bank plc 07/26/24 (1,203)
USD 1,822,377 EUR 1,702,754 Standard Chartered Bank 07/26/24 (3,307)
USD 1,272,508 KRW 1,755,424,124 BNP Paribas SA 07/26/24 (1,077)
USD 1,320,000 MXN 24,501,576 Citibank NA 07/26/24 (14,212)
USD 5,385,712 PLN 21,817,411 Nomura International plc 07/26/24 (32,514)
USD 3,027,332 TRY 102,819,920 Barclays Bank plc 07/26/24 (38,125)
ZAR 22,877,664 USD 1,277,000 Standard Chartered Bank 07/26/24 (21,866)
BRL 82,423,718 EUR 14,093,861 JPMorgan Chase Bank NA 09/18/24 (538,464)
BRL 22,000,000 USD 4,057,843 HSBC Bank plc 09/18/24 (157,324)
CHF 44,704,718 USD 50,355,258 Toronto Dominion Bank 09/18/24 (117,306)
DKK 113,725,781 USD 16,468,286 Royal Bank of Canada 09/18/24 (61,366)
EUR 20,276,509 CHF 19,422,014 Goldman Sachs International 09/18/24 (27,267)
EUR 4,127,479 USD 4,459,780 Goldman Sachs International 09/18/24 (22,451)
EUR 44,048,034 USD 47,527,630 Standard Chartered Bank 09/18/24 (172,910)
EUR 46,913,872 USD 50,619,083 Westpac Banking Corp. 09/18/24 (183,387)
GBP 7,191,809 EUR 8,488,952 UBS AG 09/18/24 (29,707)
HUF 1,668,498,599 USD 4,518,247 JPMorgan Chase Bank NA 09/18/24 (6,877)
JPY 4,517,225,447 EUR 27,022,198 Deutsche Bank AG 09/18/24 (631,096)
JPY 19,438,512,176 USD 125,563,105 Barclays Bank plc 09/18/24 (3,267,708)
JPY 1,031,709,697 USD 6,495,808 Royal Bank of Canada 09/18/24 (4,913)
NZD 3,796,841 USD 2,330,226 HSBC Bank plc 09/18/24 (17,597)
SEK 150,812,332 USD 14,441,229 Bank of New York Mellon 09/18/24 (154,158)
SGD 11,263,938 USD 8,359,858 State Street Bank and Trust Co. 09/18/24 (21,879)
TWD 479,857,712 USD 14,889,928 Citibank NA 09/18/24 (85,208)
USD 15,220,471 EUR 14,164,994 UBS AG 09/18/24 (7,890)
USD 779,156 INR 65,346,269 Citibank NA 09/18/24 (2,610)
USD 17,681,306 NOK 188,909,814 Deutsche Bank AG 09/18/24 (46,767)
CNY 262,388,764 USD 36,335,338 State Street Bank and Trust Co. 09/19/24 (170,339)
KRW 21,708,524,542 USD 15,814,010 UBS AG 09/19/24 (15,132)
USD 40,769,914 HKD 317,700,246 UBS AG 09/19/24 (5,161)
USD 2,509,095 TRY 90,759,000 Barclays Bank plc 09/25/24 (22,853)
COP 31,961,000,000 USD 7,683,197 BNP Paribas SA 10/23/24 (116,941)
USD 2,967,769 TRY 111,261,664 Citibank NA 10/23/24 (51,554)
TRY 6,337,881 USD 165,178 Goldman Sachs International 12/04/24 (374)
USD 1,615,010 TRY 64,019,000 UBS AG 12/04/24 (49,665)
USD 3,209,713 TRY 126,212,000 Barclays Bank plc 12/06/24 (65,338)
COP 11,667,900,000 USD 2,933,107 Citibank NA 02/21/25 (216,867)
COP 16,156,905,000 USD 3,895,107 HSBC Bank plc 02/24/25 (135,444)
(8,109,717)
$ 2,346,585

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
34
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 07/03/24 ZAR 20.00 ZAR 20.00 USD 298 $ 81
Put
USD Currency ............... Down and Out Bank of America NA 07/03/24 MXN 17.45 MXN 17.12 USD 4,229 34
USD Currency ............... Down and Out Bank of America NA 07/24/24 BRL 5.35 BRL 5.22 USD 2,632 1,604
EUR Currency ............... One-Touch BNP Paribas SA 08/15/24 USD 1.05 USD 1.05 EUR 335 54,260
USD Currency ............... Down and Out UBS AG 08/23/24 TRY 35.00 TRY 33.50 USD 1,216 9,860
USD Currency ............... Down and Out UBS AG 09/27/24 TRY 38.50 TRY 36.00 USD 1,782 14,484
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 2,432 8,379
88,621
$ 88,702
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,427 07/05/24 USD 553.00 USD 77,660 $ 20,692
Invesco QQQ Trust Series 1 .................... 783 07/12/24 USD 490.00 USD 37,514 130,761
CBOE Volatility Index ......................... 375 07/17/24 USD 18.00 USD 467 11,813
Adobe, Inc. ................................ 138 07/19/24 USD 530.00 USD 7,666 422,625
Advanced Micro Devices, Inc. ................... 375 07/19/24 USD 160.00 USD 6,083 276,563
Apple, Inc. ................................ 455 07/19/24 USD 185.00 USD 9,583 1,218,263
Apple, Inc. ................................ 494 07/19/24 USD 220.00 USD 10,405 64,220
Bank of America Corp. ........................ 1,249 07/19/24 USD 41.00 USD 4,967 45,589
Crowdstrike Holdings, Inc. ...................... 108 07/19/24 USD 400.00 USD 4,138 64,800
EOG Resources, Inc. ......................... 453 07/19/24 USD 125.00 USD 5,702 140,430
Freeport-McMoRan, Inc. ....................... 1,004 07/19/24 USD 55.00 USD 4,879 14,558
iShares China Large-Cap ETF ................... 3,707 07/19/24 USD 27.00 USD 9,634 90,822
Mastercard, Inc. ............................ 364 07/19/24 USD 475.00 USD 16,058 10,192
Merck & Co., Inc. ............................ 197 07/19/24 USD 130.00 USD 2,439 25,118
Meta Platforms, Inc. .......................... 41 07/19/24 USD 470.00 USD 2,067 152,828
Micron Technology, Inc. ....................... 180 07/19/24 USD 145.00 USD 2,368 23,220
Micron Technology, Inc. ....................... 199 07/19/24 USD 140.00 USD 2,617 44,576
NVIDIA Corp. .............................. 200 07/19/24 USD 110.00 USD 2,471 297,500
Sabre Corp. ............................... 281 07/19/24 USD 4.00 USD 75 843
Sabre Corp. ............................... 328 07/19/24 USD 3.50 USD 88 1,312
Sabre Corp. ............................... 416 07/19/24 USD 4.50 USD 111 1,456
Uber Technologies, Inc. ....................... 704 07/19/24 USD 70.00 USD 5,117 239,359
Valero Energy Corp. .......................... 102 07/19/24 USD 185.00 USD 1,599 2,805
Vistra Corp. ............................... 227 07/19/24 USD 85.00 USD 1,952 112,365
Vistra Corp. ............................... 414 07/19/24 USD 110.00 USD 3,560 18,630
Western Digital Corp. ......................... 136 07/19/24 USD 85.00 USD 1,030 4,216
Western Digital Corp. ......................... 243 07/19/24 USD 82.50 USD 1,841 12,150
Apple, Inc. ................................ 456 08/16/24 USD 220.00 USD 9,604 205,200
Apple, Inc. ................................ 818 08/16/24 USD 200.00 USD 17,229 1,165,650
Apple, Inc. ................................ 1,657 08/16/24 USD 210.00 USD 34,900 1,437,448
Boston Scientific Corp. ........................ 679 08/16/24 USD 77.50 USD 5,229 151,078
ConocoPhillips ............................. 578 08/16/24 USD 120.00 USD 6,611 89,590
Delta Air Lines, Inc. .......................... 651 08/16/24 USD 55.00 USD 3,088 27,668
Eli Lilly & Co. .............................. 68 08/16/24 USD 820.00 USD 6,157 680,850
Energy Select Sector SPDR Fund ................ 451 08/16/24 USD 93.00 USD 4,111 83,435
Freeport-McMoRan, Inc. ....................... 537 08/16/24 USD 55.00 USD 2,610 37,322
iShares Biotechnology ETF ..................... 320 08/16/24 USD 140.00 USD 4,392 84,800
Microsoft Corp. ............................. 258 08/16/24 USD 465.00 USD 11,531 250,905
SPDR Gold Shares
(a)
......................... 748 08/16/24 USD 220.00 USD 16,083 218,042
SPDR S&P Oil & Gas Exploration & Production ETF .... 451 08/16/24 USD 155.00 USD 6,561 65,621
UniCredit SpA .............................. 124 08/16/24 EUR 37.00 EUR 2,146 49,799
Visa, Inc. ................................. 207 08/16/24 USD 290.00 USD 5,433 15,732
Walmart, Inc. .............................. 662 08/16/24 USD 70.00 USD 4,482 76,461

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
35
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ........................ 452 08/16/24 USD 105.00 USD 4,488 $ 101,022
Apple, Inc. ................................ 643 09/20/24 USD 220.00 USD 13,543 385,799
Carrier Global Corp. .......................... 823 09/20/24 USD 67.50 USD 5,191 162,543
Novo Nordisk A/S ........................... 460 09/20/24 USD 145.00 USD 6,566 348,450
Trane Technologies plc ........................ 330 09/20/24 USD 360.00 USD 10,855 255,750
Walt Disney Co. (The) ........................ 515 10/18/24 USD 110.00 USD 5,113 121,539
Humana, Inc. .............................. 110 11/15/24 USD 395.00 USD 4,110 221,100
9,683,510
Put
Advanced Micro Devices, Inc. ................... 98 07/19/24 USD 145.00 USD 1,590 6,958
Applied Materials, Inc. ........................ 72 07/19/24 USD 200.00 USD 1,699 1,440
Costco Wholesale Corp. ....................... 17 07/19/24 USD 790.00 USD 1,445 1,760
iShares iBoxx $ High Yield Corporate Bond ETF ....... 222 07/19/24 USD 73.00 USD 1,713 555
iShares iBoxx $ High Yield Corporate Bond ETF ....... 329 07/19/24 USD 75.00 USD 2,538 1,481
iShares Russell 2000 ETF ...................... 123 07/19/24 USD 195.00 USD 2,496 9,041
iShares Russell 2000 ETF ...................... 258 07/19/24 USD 190.00 USD 5,235 7,869
Spirit Airlines, Inc. ........................... 97 07/19/24 USD 2.50 USD 36 243
Spirit Airlines, Inc. ........................... 122 07/19/24 USD 2.00 USD 45 610
Boston Scientific Corp. ........................ 193 08/16/24 USD 70.00 USD 1,486 6,755
Invesco QQQ Trust Series 1 .................... 256 08/16/24 USD 465.00 USD 12,265 129,024
iShares iBoxx $ High Yield Corporate Bond ETF ....... 5,930 08/16/24 USD 76.00 USD 45,744 127,495
NVIDIA Corp. .............................. 340 08/16/24 USD 110.00 USD 4,200 106,250
Spirit Airlines, Inc. ........................... 97 08/16/24 USD 2.00 USD 36 922
NVIDIA Corp. .............................. 1,150 09/20/24 USD 105.00 USD 14,207 500,250
Merck & Co., Inc. ............................ 558 10/18/24 USD 120.00 USD 6,908 209,250
1,109,903
$ 10,793,413
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 07/10/24 COP 4,020.00 USD 2,419 $ 83,450
USD Currency ........... UBS AG — 07/15/24 BRL 5.35 USD 2,968 135,328
USD Currency ........... JPMorgan Chase Bank NA — 07/18/24 THB 37.00 USD 3,290 10,467
USD Currency ........... HSBC Bank plc — 08/21/24 CNH 8.50 USD 121,794 220
USD Currency ........... JPMorgan Chase Bank NA — 09/24/24 CNH 7.25 USD 2,632 20,186
249,651
Put
USD Currency ........... Citibank NA — 07/01/24 ZAR 17.70 USD 3,563 240
USD Currency ........... UBS AG — 07/03/24 MXN 17.15 USD 6,009 5
USD Currency ........... Barclays Bank plc — 07/10/24 MXN 18.00 USD 2,259 8,829
USD Currency ........... Citibank NA — 07/11/24 ZAR 18.38 USD 3,006 50,180
USD Currency ........... Morgan Stanley & Co. International plc — 07/11/24 MXN 18.50 USD 1,311 23,084
USD Currency ........... UBS AG — 07/11/24 ZAR 18.00 USD 2,104 12,425
USD Currency ........... Bank of America NA — 07/18/24 CLP 930.00 USD 2,628 19,880
USD Currency ........... JPMorgan Chase Bank NA — 08/05/24 BRL 5.25 USD 1,600 1,930
USD Currency ........... Barclays Bank plc — 08/06/24 TRY 33.50 USD 1,811 17,578
USD Currency ........... UBS AG — 08/14/24 TRY 34.00 USD 1,817 28,367
EUR Currency ........... UBS AG — 09/18/24 USD 1.05 EUR 24,020 121,939
S&P 500 Index .......... Citibank NA 6,080 09/20/24 USD 5,200.00 USD 33,200 315,639
USD Currency ........... Goldman Sachs International — 12/06/24 TRY 42.50 USD 1,223 153,420
753,516
$ 1,003,167

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
36
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 07/17/24 USD 104.50 USD 4,065 $ 4,623
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly BNP Paribas SA 07/17/24 USD 105.00 USD 4,095 6,201
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 EUR 325.00 EUR 5,135 35,339
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly BNP Paribas SA 08/21/24 EUR 475.00 EUR 4,680 7,328
$ 53,491
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual Citibank NA 07/18/24 4 .35 % USD 26,266 $ 17,441
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Citibank NA 10/23/24 3 .75 USD 45,443 609,909
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4 .00 USD 93,778 217,822
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
JPMorgan Chase
Bank NA 12/17/24 3 .60 USD 58,358 466,098
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 60,733 301,213
1,612,483
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1 .00 JPY 12,045,811 33,140
$ 1,645,623
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust Series 1 ..................... 783 07/12/24 USD 500.00 USD 37,514 $ (23,099)
CBOE Volatility Index .......................... 375 07/17/24 USD 35.00 USD 467 (3,000)
Advanced Micro Devices, Inc. .................... 230 07/19/24 USD 185.00 USD 3,731 (18,400)
Alphabet, Inc. ............................... 372 07/19/24 USD 185.00 USD 6,823 (130,200)
Amazon.com, Inc. ............................ 137 07/19/24 USD 200.00 USD 2,648 (40,347)
Apple, Inc. ................................. 455 07/19/24 USD 200.00 USD 9,583 (546,000)
Applied Materials, Inc. ......................... 72 07/19/24 USD 240.00 USD 1,699 (41,760)
Applied Materials, Inc. ......................... 82 07/19/24 USD 250.00 USD 1,935 (22,017)
Cameco Corp. ............................... 299 07/19/24 USD 60.00 USD 1,471 (1,794)
Costco Wholesale Corp. ........................ 17 07/19/24 USD 820.00 USD 1,445 (60,903)
Eli Lilly & Co. ............................... 21 07/19/24 USD 840.00 USD 1,901 (150,728)
Intuitive Surgical, Inc. .......................... 55 07/19/24 USD 420.00 USD 2,447 (169,400)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
37
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares China Large-Cap ETF .................... 3,707 07/19/24 USD 29.00 USD 9,634 $ (12,975)
Lam Research Corp. .......................... 41 07/19/24 USD 1,000.00 USD 4,366 (326,668)
Las Vegas Sands Corp. ........................ 415 07/19/24 USD 52.50 USD 1,836 (4,358)
Meta Platforms, Inc. ........................... 43 07/19/24 USD 540.00 USD 2,168 (12,083)
Meta Platforms, Inc. ........................... 114 07/19/24 USD 550.00 USD 5,748 (20,178)
Micron Technology, Inc. ........................ 291 07/19/24 USD 155.00 USD 3,828 (15,132)
Microsoft Corp. .............................. 114 07/19/24 USD 460.00 USD 5,095 (35,625)
Microsoft Corp. .............................. 121 07/19/24 USD 445.00 USD 5,408 (119,185)
Microsoft Corp. .............................. 227 07/19/24 USD 440.00 USD 10,146 (279,210)
NVIDIA Corp. ............................... 200 07/19/24 USD 130.00 USD 2,471 (64,000)
NVIDIA Corp. ............................... 449 07/19/24 USD 115.00 USD 5,547 (487,165)
Salesforce, Inc. .............................. 166 07/19/24 USD 310.00 USD 4,268 (1,826)
United States Steel Corp. ....................... 297 07/19/24 USD 39.00 USD 1,123 (25,542)
UnitedHealth Group, Inc. ........................ 62 07/19/24 USD 540.00 USD 3,157 (26,969)
Vistra Corp. ................................ 227 07/19/24 USD 100.00 USD 1,952 (17,025)
Walt Disney Co. (The) ......................... 211 07/19/24 USD 115.00 USD 2,095 (2,427)
Western Digital Corp. .......................... 379 07/19/24 USD 95.00 USD 2,872 (1,894)
Apple, Inc. ................................. 274 08/16/24 USD 215.00 USD 5,771 (171,250)
Apple, Inc. ................................. 456 08/16/24 USD 245.00 USD 9,604 (36,252)
Apple, Inc. ................................. 743 08/16/24 USD 230.00 USD 15,649 (144,142)
Boston Scientific Corp. ......................... 193 08/16/24 USD 80.00 USD 1,486 (22,195)
Boston Scientific Corp. ......................... 679 08/16/24 USD 85.00 USD 5,229 (20,370)
Eli Lilly & Co. ............................... 68 08/16/24 USD 920.00 USD 6,157 (239,870)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,965 08/16/24 USD 78.00 USD 22,872 (32,615)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 451 08/16/24 USD 170.00 USD 6,561 (11,050)
Walmart, Inc. ............................... 662 08/16/24 USD 75.00 USD 4,482 (16,550)
Apple, Inc. ................................. 643 09/20/24 USD 245.00 USD 13,543 (88,412)
NextEra Energy, Inc. .......................... 218 09/20/24 USD 80.00 USD 1,544 (15,805)
Novo Nordisk A/S ............................ 460 09/20/24 USD 160.00 USD 6,566 (129,490)
NVIDIA Corp. ............................... 674 09/20/24 USD 145.00 USD 8,327 (407,770)
NVIDIA Corp. ............................... 1,150 09/20/24 USD 130.00 USD 14,207 (1,221,875)
(5,217,556)
Put
Advanced Micro Devices, Inc. .................... 197 07/19/24 USD 135.00 USD 3,196 (3,349)
Apple, Inc. ................................. 494 07/19/24 USD 205.00 USD 10,405 (73,606)
Bank of America Corp. ......................... 624 07/19/24 USD 36.00 USD 2,482 (5,928)
Crowdstrike Holdings, Inc. ....................... 108 07/19/24 USD 340.00 USD 4,138 (10,638)
EOG Resources, Inc. .......................... 453 07/19/24 USD 110.00 USD 5,702 (7,928)
Freeport-McMoRan, Inc. ........................ 1,459 07/19/24 USD 45.00 USD 7,091 (45,229)
iShares Russell 2000 ETF ....................... 123 07/19/24 USD 175.00 USD 2,496 (800)
iShares Russell 2000 ETF ....................... 258 07/19/24 USD 170.00 USD 5,235 (1,161)
Uber Technologies, Inc. ........................ 704 07/19/24 USD 60.00 USD 5,117 (2,464)
UnitedHealth Group, Inc. ........................ 62 07/19/24 USD 450.00 USD 3,157 (7,750)
Valero Energy Corp. ........................... 102 07/19/24 USD 150.00 USD 1,599 (15,810)
Vistra Corp. ................................ 228 07/19/24 USD 75.00 USD 1,960 (16,530)
Walt Disney Co. (The) ......................... 205 07/19/24 USD 105.00 USD 2,035 (134,788)
Apple, Inc. ................................. 274 08/16/24 USD 175.00 USD 5,771 (9,453)
Boston Scientific Corp. ......................... 385 08/16/24 USD 65.00 USD 2,965 (5,775)
ConocoPhillips .............................. 578 08/16/24 USD 105.00 USD 6,611 (48,552)
Delta Air Lines, Inc. ........................... 651 08/16/24 USD 45.00 USD 3,088 (90,815)
Freeport-McMoRan, Inc. ........................ 537 08/16/24 USD 45.00 USD 2,610 (54,237)
Invesco QQQ Trust Series 1 ..................... 256 08/16/24 USD 425.00 USD 12,265 (23,168)
iShares Biotechnology ETF ...................... 320 08/16/24 USD 130.00 USD 4,392 (29,600)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 5,274 08/16/24 USD 74.00 USD 40,684 (73,836)
Nice Ltd. .................................. 67 08/16/24 USD 190.00 USD 1,152 (136,680)
NVIDIA Corp. ............................... 680 08/16/24 USD 90.00 USD 8,401 (31,960)
SPDR Gold Shares
(a)
.......................... 374 08/16/24 USD 205.00 USD 8,041 (24,123)
UniCredit SpA ............................... 124 08/16/24 EUR 31.00 EUR 2,146 (36,519)
Visa, Inc. .................................. 207 08/16/24 USD 255.00 USD 5,433 (87,975)
Vistra Corp. ................................ 386 08/16/24 USD 72.50 USD 3,319 (75,270)
Walt Disney Co. (The) ......................... 452 08/16/24 USD 90.00 USD 4,488 (47,912)
Carrier Global Corp. ........................... 823 09/20/24 USD 57.50 USD 5,191 (90,530)
Trane Technologies plc ......................... 330 09/20/24 USD 310.00 USD 10,855 (237,600)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
38
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Merck & Co., Inc. ............................. 558 10/18/24 USD 100.00 USD 6,908 $ (279,000)
Walt Disney Co. (The) ......................... 515 10/18/24 USD 90.00 USD 5,113 (100,683)
Humana, Inc. ............................... 110 01/17/25 USD 310.00 USD 4,110 (100,650)
(1,910,319)
$ (7,127,875)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 07/03/24 BRL 5.15 USD 607 $ (48,176)
USD Currency ............................. Barclays Bank plc 07/10/24 MXN 19.10 USD 1,130 (2,503)
USD Currency ............................. Deutsche Bank AG 07/15/24 BRL 5.35 USD 2,968 (135,329)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.50 USD 800 (23,729)
USD Currency ............................. UBS AG 08/14/24 TRY 37.00 USD 1,211 (7,792)
USD Currency ............................. Bank of America NA 08/19/24 CLP 1,000.00 USD 2,628 (12,359)
USD Currency ............................. JPMorgan Chase Bank NA 09/24/24 CNH 7.35 USD 3,948 (11,267)
–
(241,155)
–
Put
USD Currency ............................. Goldman Sachs International 07/01/24 ZAR 17.70 USD 3,563 (240)
USD Currency ............................. Citibank NA 07/11/24 ZAR 18.00 USD 4,208 (24,852)
USD Currency ............................. JPMorgan Chase Bank NA 08/05/24 BRL 5.10 USD 1,600 (432)
EUR Currency ............................. UBS AG 09/18/24 USD 1.02 EUR 24,020 (40,844)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 1,836 (156,901)
–
(223,269)
–
$ (464,424)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 % Quarterly Bank of America NA 07/17/24 B+ USD 101.00 USD 4,065 $ (1,739)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 Quarterly BNP Paribas SA 07/17/24 B+ USD 102.00 USD 4,095 (2,110)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 BB- EUR 425.00 EUR 5,135 (4,847)
$ (8,696)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
39
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 3.85% Annual 1-day SOFR Annual Citibank NA 07/18/24 3 .85 % USD 26,266 $ (553)
10-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual Citibank NA 10/23/24 3 .15 USD 45,443 (121,258)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3 .30 USD 93,778 (52,581)
5-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 3 .20 USD 58,358 (222,304)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2 .25 USD 60,733 (63,412)
(460,108)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual
Morgan Stanley & Co.
International plc 07/01/24 4 .35 USD 47,990 (65)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual Citibank NA 07/02/24 4 .40 USD 23,976 (29)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.17% Annual Citibank NA 07/18/24 4 .17 USD 21,150 (44,498)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.37% Annual Deutsche Bank AG 07/18/24 4 .37 USD 118,662 (448,207)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Goldman Sachs
International 09/13/24 4 .60 USD 69,347 (130,517)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1 .50 JPY 12,045,811 (6,702)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5 .00 USD 120,800 (95,764)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
JPMorgan Chase
Bank NA 12/17/24 4 .50 USD 58,358 (256,070)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.50% Annual
Goldman Sachs
International 04/25/25 5 .50 USD 116,134 (88,052)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Annual
Goldman Sachs
International 05/23/25 5 .00 USD 141,985 (273,571)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.05% Annual
Goldman Sachs
International 05/23/25 5 .05 USD 141,985 (253,046)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 USD 57,288 (210,099)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual
Goldman Sachs
International 06/20/25 4 .40 USD 29,782 (270,174)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.55% Annual
Morgan Stanley & Co.
International plc 06/27/25 4 .55 USD 35,214 (266,609)
(2,343,403)
$ (2,803,511)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (226,307) $ (249,323) $ 23,016
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (76,812) (3,830) (72,982)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 11,660 (796,074) (855,966) 59,892
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 472 (9,195) (8,989) (206)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 Quarterly 06/20/29 USD 1,950 (124,177) (125,484) 1,307
$ (1,232,565) $ (1,243,592) $ 11,027

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
40
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5 .00 % Quarterly 12/20/27 BB- EUR 16,445 $ 1,428,579 $ (383,923) $ 1,812,502
Markit CDX North American
High Yield Index Series
39.V3 ........... 5 .00 Quarterly 12/20/27 BB- USD 4,657 290,508 3,200 287,308
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 B+ USD 8,106 524,900 274,201 250,699
$ 2,243,987 $ (106,522) $ 2,350,509
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 61,780 $ (820,558) $ — $ (820,558)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 749,126 (74,828) 7,550 (82,378)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 (144,391) — (144,391)
3-mo. WIBOR Quarterly 5.68% Annual N/A 03/20/25 PLN 52,872 162,341 — 162,341
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 47,043 — 47,043
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 158,925 (27,352) — (27,352)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 1,127,565 46,642 1,080,923
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 151,913 (36,894) — (36,894)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 (224,323) — (224,323)
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 207,096 (30,762) — (30,762)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (660,903) — (660,903)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (909,646) — (909,646)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (750,645) — (750,645)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (452,442) — (452,442)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (673,349) — (673,349)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 2,832,601 (187,529) — (187,529)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 2,771,232 165,558 2,605,674
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 72,500 170,840 — 170,840
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 72,500 236,739 — 236,739
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 160,186 — 160,186
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 229,144 — 229,144
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 336,270 — 336,270
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 516,537 — 516,537
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (955,959) — (955,959)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 534,818 — 534,818
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 252,434 (248,619) — (248,619)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 (85,434) — (85,434)
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 (81,292) — (81,292)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 46,642 — 46,642
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 809,786 (81,886) — (81,886)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 989,739 (80,874) — (80,874)
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 7,129,503 469,290 6,660,213
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 (64,051) — (64,051)
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 (346,391) — (346,391)
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 (38,749) — (38,749)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 6,115,118 — 6,115,118
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (210,622) — (210,622)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 95,013 — 95,013
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 189,782 — 189,782

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
41
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 $ 97,624 $ — $ 97,624
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 520,996 (62,238) — (62,238)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 520,996 (57,659) — (57,659)
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 9,454,948 568,120 8,886,828
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 301,996 — 301,996
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (120,797) 2,367 (123,164)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 102,970 (3,710,583) 28,611 (3,739,194)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 378,444 — 378,444
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (253,800) — (253,800)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (252,789) — (252,789)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 691,702 53,763 637,939
$ 19,148,122 $ 1,341,901 $ 17,806,221
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 37,632 $ — $ 37,632
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 225 $ (4,513) $ (1,237) $ (3,276)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 300 92 25,516 (25,424)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 190 58 19,301 (19,243)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 80 3,532 5,681 (2,149)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 125 5,518 11,508 (5,990)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 (7,375) 3,710 (11,085)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (5,520) 2,966 (8,486)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (5,520) 2,966 (8,486)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,107) 3,758 (9,865)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 16,033 29,694 (13,661)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 12,025 21,671 (9,646)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 10,021 19,563 (9,542)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 7,014 13,306 (6,292)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 120 12,025 21,684 (9,659)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 120 5,977 9,727 (3,750)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 9,462 15,456 (5,994)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 105 3,204 3,529 (325)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 98 2,979 3,282 (303)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 14,813 17,092 (2,279)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (17,318) 18,361 (35,679)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (33,907) 50,411 (84,318)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 24,419 (9,199) 33,618
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 85 3,937 5,626 (1,689)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 85 3,937 5,482 (1,545)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
42
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Xerox Corp. ............. 1 .00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 30 $ 2,710 $ 3,256 $ (546)
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 70 6,323 7,597 (1,274)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 34,449 25,069 9,380
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 355 (50,231) (44,768) (5,463)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 (25,045) (19,728) (5,317)
Ladbrokes Group Finance plc . 1 .00 Quarterly BNP Paribas SA 06/20/29 EUR 305 8,939 10,213 (1,274)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 508 14,898 18,384 (3,486)
Ladbrokes Group Finance plc . 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 203 5,959 6,633 (674)
Republic of Panama ........ 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,240 42,238 46,570 (4,332)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 1,415 (340) (10,192) 9,852
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 880 49,081 50,804 (1,723)
$ – $ – $ –
$ 143,767 $ 393,692 $ (249,925)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 527 $ 32,331 $ 13,723 $ 18,608
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/29 BB- USD 185 17,009 13,108 3,901
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 532 21,796 21,814 (18)
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 1,015 41,621 40,765 856
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 483 19,826 21,923 (2,097)
$ 132,583 $ 111,333 $ 21,250
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.18% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 107,414 $ 489,042 $ — $ 489,042
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 107,360 500,457 — 500,457
1-day
BZDIOVER At Termination 9.40% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 82,238 (1,275,841) — (1,275,841)
1-day
BZDIOVER At Termination 9.43% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 89,716 (1,372,494) — (1,372,494)
1-day
BZDIOVER At Termination 10.67% At Termination BNP Paribas SA N/A 01/02/25 BRL 84,532 — — —
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 56,478 271,449 — 271,449
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 22,727,295 3,156 — 3,156
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 14,189,674 4,521 — 4,521

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
43
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 5,069,552 $ (15,491) $ — $ (15,491)
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 14,895 17,678 — 17,678
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 35,188 (382,916) — (382,916)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 30,611 (334,013) — (334,013)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA N/A 01/04/27 BRL 32,564 (342,944) — (342,944)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 232 (2,419) — (2,419)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 43,391 (451,690) — (451,690)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 41,632 (432,741) — (432,741)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 3,043 (102,639) — (102,639)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 16,214 (156,496) — (156,496)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 2,657,412 16,080 — 16,080
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 2,768,513 12,909 — 12,909
$ (3,554,392) $ — $ (3,554,392)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/16/24 USD 2,108 $ 10,519 $ — $ 10,519
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
03/31/25 $ 198,614 $ 5,609
(c)
$ 204,222 0 .0%
Monthly Citibank NA
(d)
02/24/28 (115,121,163) 2,006,166
(e)
(113,142,847) 2 .6
Monthly
JPMorgan Chase
Bank NA
(f)
08/09/24 (56,213,775) 2,505,818
(g)
(53,831,202) 1 .5
$ 4,517,593 $ (166,769,827)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
44
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 0 basis points 0-100 basis points 15-150 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $1 of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $27,850 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $123,245 of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date March 31, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 21,141 $ 204,222 100 .0%
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 204,222
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd. ....... (394) (802) 0.0
Belgium
Anheuser-Busch InBev SA ... (2,302) (133,644) 0 .1
Solvay SA .............. (7,102) (250,446) 0 .2
UCB SA ............... (15,695) (2,330,501) 2 .1
(2,714,591)
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (58,962) (791,173) 0 .7
Hapvida Participacoes e
Investimentos SA ....... (15,714) (10,710) 0.0
PRIO SA ............... (8,165) (64,048) 0 .1
Rede D'Or Sao Luiz SA ..... (8,921) (43,535) 0.0
Sendas Distribuidora S/A .... (151,634) (279,935) 0 .3
(1,189,401)
Canada
Alimentation Couche-Tard, Inc. (2,162) (121,323) 0 .1
Brookfield Corp. .......... (2,403) (99,946) 0 .1
(221,269)
China
Agricultural Bank of China Ltd. ,
Class H .............. (773,000) (329,945) 0 .3
Anhui Conch Cement Co. Ltd. ,
Class H .............. (75,500) (179,592) 0 .1
China Resources Power
Holdings Co. Ltd. ....... (466,000) (1,427,759) 1 .3
Postal Savings Bank of China
Co. Ltd. , Class H ....... (2,021,000) (1,183,313) 1 .0
Shares Value
% of Basket
Value
China (continued)
Zijin Mining Group Co. Ltd. ,
Class H .............. (308,000) $ (648,958) 0 .6%
(3,769,567)
Denmark
Coloplast A/S , Class B ...... (6,779) (814,925) 0 .7
Finland
Metso OYJ .............. (2,540) (26,996) 0.0
Nokia OYJ .............. (510,541) (1,943,152) 1 .7
(1,970,148)
France
Kering SA .............. (218) (79,297) 0 .1
SOITEC ............... (705) (78,274) 0 .1
Teleperformance SE ....... (8,123) (858,184) 0 .7
Worldline SA ............ (66,427) (723,897) 0 .6
(1,739,652)
Germany
Deutsche Bank AG (Registered) (5,157) (82,422) 0 .1
Siemens Energy AG ....... (25,428) (663,025) 0 .6
thyssenkrupp AG ......... (117,964) (510,700) 0 .4
Vonovia SE ............. (557) (15,851) 0.0
(1,271,998)
Italy
DiaSorin SpA ............ (7,956) (791,462) 0 .7
Nexi SpA ............... (198,772) (1,211,713) 1 .1
Telecom Italia SpA ........ (6,325,008) (1,512,809) 1 .3
(3,515,984)
Japan
Ajinomoto Co., Inc. ........ (7,500) (263,964) 0 .2
Bandai Namco Holdings, Inc. . (16,400) (321,298) 0 .3
DMG Mori Co. Ltd. ........ (29,600) (774,245) 0 .7
GLP J-Reit .............. (86) (70,219) 0 .1
Hino Motors Ltd. .......... (19,500) (50,865) 0.0
Iida Group Holdings Co. Ltd. .. (8,200) (108,340) 0 .1
Japan Metropolitan Fund Invest (153) (86,084) 0 .1
JGC Holdings Corp. ....... (6,800) (53,456) 0 .1
Kansai Electric Power Co., Inc.
(The) ............... (3,700) (62,130) 0 .1
Koito Manufacturing Co. Ltd. .. (42,700) (588,675) 0 .5
Lasertec Corp. ........... (2,800) (628,545) 0 .6
MatsukiyoCocokara & Co. ... (50,900) (730,944) 0 .6
Mercari, Inc. ............. (136,600) (1,696,896) 1 .5
Mitsubishi Corp. .......... (6,200) (121,879) 0 .1
Nippon Express Holdings, Inc. . (13,800) (638,671) 0 .6
Nippon Shinyaku Co. Ltd. .... (6,400) (129,392) 0 .1
Nissan Chemical Corp. ..... (22,700) (721,513) 0 .6
Nomura Real Estate Holdings,
Inc. ................. (3,400) (85,590) 0 .1
OKUMA Corp. ........... (1,100) (49,837) 0.0

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
45
Shares Value
% of Basket
Value
Japan (continued)
Olympus Corp. ........... (17,000) $ (274,420) 0 .2%
Park24 Co. Ltd. .......... (6,600) (66,111) 0 .1
Penta-Ocean Construction Co.
Ltd. ................ (22,200) (91,486) 0 .1
Recruit Holdings Co. Ltd. .... (34,000) (1,829,444) 1 .6
Relo Group, Inc. .......... (11,000) (117,555) 0 .1
Ryohin Keikaku Co. Ltd. ..... (13,900) (231,323) 0 .2
Sanken Electric Co. Ltd. ..... (1,200) (51,381) 0.0
Seibu Holdings, Inc. ....... (3,500) (48,368) 0.0
Square Enix Holdings Co. Ltd. . (3,400) (102,445) 0 .1
SUMCO Corp. ........... (90,200) (1,304,817) 1 .2
Sumitomo Chemical Co. Ltd. .. (1,370,800) (2,943,373) 2 .6
Suzuki Motor Corp. ........ (141,700) (1,635,872) 1 .4
Taisei Corp. ............. (41,100) (1,529,032) 1 .4
Tokyo Ohka Kogyo Co. Ltd. .. (29,500) (804,923) 0 .7
Tokyo Tatemono Co. Ltd. .... (8,400) (133,667) 0 .1
Toyota Industries Corp. ..... (600) (51,039) 0.0
Yamaha Corp. ........... (3,700) (86,961) 0 .1
(18,484,760)
Mexico
Alfa SAB de CV , Class A .... (159,801) (93,112) 0 .1
Netherlands
Adyen NV .............. (63) (74,823) 0.0
Aegon Ltd. .............. (35,161) (217,398) 0 .2
ASR Nederland NV ........ (3,209) (152,776) 0 .1
Koninklijke Philips NV ...... (3,689) (92,773) 0 .1
OCI NV ................ (17,105) (417,761) 0 .4
(955,531)
Norway
Salmar ASA ............. (15,411) (808,226) 0 .7
Schibsted ASA , Class A ..... (3,688) (108,875) 0 .1
TOMRA Systems ASA ...... (7,574) (90,287) 0 .1
(1,007,388)
South Korea
Delivery Hero SE ......... (128) (3,041) 0.0
Kakao Corp. ............. (2,622) (76,818) 0 .1
LG Energy Solution Ltd. ..... (2,674) (630,245) 0 .5
POSCO Future M Co. Ltd. ... (3,049) (566,862) 0 .5
(1,276,966)
Spain
Grifols SA , Class A ........ (221,131) (1,870,109) 1 .7
Sweden
Beijer Ref AB ............ (5,676) (87,608) 0 .1
EQT AB ................ (48,933) (1,434,587) 1 .3
Husqvarna AB , Class B ..... (11,733) (93,826) 0 .1
Lifco AB , Class B ......... (6,244) (171,381) 0 .1
Nibe Industrier AB , Class B ... (11,415) (48,143) 0.0
Sagax AB , Class B ........ (2,818) (72,214) 0 .1
Skanska AB , Class B ....... (3,886) (70,105) 0 .1
Swedbank AB , Class A ...... (16,505) (339,974) 0 .3
(2,317,838)
Switzerland
Avolta AG .............. (2,473) (96,143) 0 .1
Baloise Holding AG (Registered) (4,428) (780,670) 0 .7
Cie Financiere Richemont SA . (546) (85,331) 0 .1
Helvetia Holding AG
(Registered) ........... (962) (130,024) 0 .1
Swiss Life Holding AG
(Registered) ........... (6,178) (4,534,236) 4 .0
Shares Value
% of Basket
Value
Switzerland (continued)
Temenos AG (Registered) ... (11,799) $ (813,083) 0 .7%
(6,439,487)
Taiwan
Cathay Financial Holding Co.
Ltd. ................ (67,000) (121,677) 0 .1
Chailease Holding Co. Ltd. ... (391,000) (1,845,516) 1 .6
Formosa Plastics Corp. ..... (126,000) (223,233) 0 .2
Fubon Financial Holding Co. Ltd. (271,000) (661,834) 0 .6
(2,852,260)
United Kingdom
Entain plc .............. (165,776) (1,314,553) 1 .2
Flutter Entertainment plc .... (1,733) (315,230) 0 .3
Legal & General Group plc ... (38,472) (110,167) 0 .1
Rentokil Initial plc ......... (106,255) (617,087) 0 .5
RS GROUP plc ........... (6,307) (55,737) 0 .1
St James's Place plc ....... (232,721) (1,599,225) 1 .4
(4,011,999)
United States
Air Products & Chemicals, Inc. (11,877) (3,064,860) 2 .7
Albemarle Corp. .......... (15,051) (1,437,671) 1 .3
American International Group,
Inc. ................. (3,133) (232,594) 0 .2
Bath & Body Works, Inc. .... (53,984) (2,108,075) 1 .9
Best Buy Co., Inc. ......... (16,145) (1,360,862) 1 .2
Bio-Rad Laboratories, Inc. , Class
A .................. (789) (215,484) 0 .2
Blackstone, Inc. .......... (753) (93,221) 0 .1
BorgWarner, Inc. .......... (16,212) (522,675) 0 .5
Capital One Financial Corp. .. (537) (74,348) 0 .1
Celanese Corp. .......... (15,762) (2,126,136) 1 .9
CH Robinson Worldwide, Inc. . (13,318) (1,173,582) 1 .0
Charles River Laboratories
International, Inc. ....... (292) (60,321) 0.0
Charter Communications, Inc. ,
Class A .............. (17,804) (5,322,684) 4 .7
Cognizant Technology Solutions
Corp. , Class A ......... (13,769) (936,292) 0 .8
Constellation Brands, Inc. , Class
A .................. (3,522) (906,140) 0 .8
Corning, Inc. ............ (73,925) (2,871,986) 2 .5
CVS Health Corp. ......... (9,265) (547,191) 0 .5
Discover Financial Services .. (825) (107,918) 0 .1
Domino's Pizza, Inc. ....... (5,181) (2,675,106) 2 .4
Enphase Energy, Inc. ....... (12,778) (1,274,094) 1 .1
EQT Corp. .............. (78,193) (2,891,577) 2 .6
First Solar, Inc. ........... (4,137) (932,728) 0 .8
FMC Corp. .............. (12,074) (694,859) 0 .6
GE HealthCare Technologies,
Inc. ................. (57,245) (4,460,530) 3 .9
Gen Digital, Inc. .......... (26,965) (673,586) 0 .6
Hershey Co. (The) ........ (11,777) (2,164,966) 1 .9
Iron Mountain, Inc. ........ (1,824) (163,467) 0 .1
KKR & Co., Inc. .......... (3,944) (415,067) 0 .4
Lamb Weston Holdings, Inc. .. (15,370) (1,292,310) 1 .1
Match Group, Inc. ......... (17,249) (524,025) 0 .5
ON Semiconductor Corp. .... (5,340) (366,057) 0 .3
PayPal Holdings, Inc. ...... (1,154) (66,967) 0 .1
Revvity, Inc. ............. (1,096) (114,927) 0 .1
Simon Property Group, Inc. .. (7,070) (1,073,226) 0 .9
Solventum Corp. .......... (9,779) (517,113) 0 .5
Southwest Airlines Co. ...... (52,266) (1,495,330) 1 .3
Super Micro Computer, Inc. .. (2,093) (1,714,900) 1 .5
Synopsys, Inc. ........... (4,765) (2,835,461) 2 .5

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
46
Shares Value
% of Basket
Value
United States (continued)
Tapestry, Inc. ............ (20,851) $ (892,214) 0 .8%
Targa Resources Corp. ..... (823) (105,986) 0 .1
Target Corp. ............. (564) (83,495) 0 .1
Teradyne, Inc. ........... (2,259) (334,987) 0 .3
Viatris, Inc. .............. (186,110) (1,978,349) 1 .7
Walgreens Boots Alliance, Inc. (111,205) (1,345,024) 1 .2
Waters Corp. ............ (3,778) (1,096,073) 1 .0
Welltower, Inc. ........... (904) (94,242) 0 .1
Westrock Co. ............ (21,569) (1,084,058) 1 .0
(56,522,764)
Preferred Securities
Germany
Sartorius AG (Preference) ... (437) (102,296) 0 .1
Total Reference Entity — Short ............ (113,142,847)
Net Value of Reference Entity — Citibank NA ..
$ (113,142,847)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date August 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Dr Soliman Abdel Kader Fakeeh
Hospital Co. ........... 16,409 257,621 ( 0 .5 )
Rasan Information Technology
Co. ................. 15,146 267,263 ( 0 .5 )
Saudi Arabian Oil Co. ...... 412,120 3,037,000 ( 5 .6 )
3,561,884
United States
Customers Bancorp, Inc. .... 13,975 670,521 ( 1 .2 )
Eagle Bancorp, Inc. ........ 8,126 153,581 ( 0 .3 )
New York Community Bancorp,
Inc. ................. 220,566 710,223 ( 1 .3 )
Western Digital Corp. ....... 1,395 105,699 ( 0 .2 )
1,640,024
Total Reference Entity — Long ............ 5,201,908
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (57,591) (4,442,570) 8 .2
iShares iBoxx $ Investment
Grade Corporate Bond ETF (52,158) (5,587,165) 10 .4
(10,029,735)
Common Stocks
Australia
AGL Energy Ltd. .......... (11,303) (81,444) 0 .1
Altium Ltd. .............. (88,162) (3,986,015) 7 .4
CAR Group Ltd. .......... (17,604) (412,148) 0 .8
Computershare Ltd. ........ (100,011) (1,749,175) 3 .2
Goodman Group .......... (2,664) (61,458) 0 .1
IDP Education Ltd. ........ (31,907) (321,095) 0 .6
Lynas Rare Earths Ltd. ..... (671,619) (2,645,856) 4 .9
Mineral Resources Ltd. ..... (86,263) (3,086,112) 5 .7
Perpetual Ltd. ............ (6,000) (84,855) 0 .2
Shares Value
% of Basket
Value
Australia (continued)
Pilbara Minerals Ltd. ....... (29,101) $ (59,214) 0 .1%
Pro Medicus Ltd. .......... (4,522) (429,466) 0 .8
Qantas Airways Ltd. ....... (21,397) (83,271) 0 .2
SEEK Ltd. .............. (43,811) (621,835) 1 .2
Treasury Wine Estates Ltd. ... (70,239) (581,183) 1 .1
Vicinity Ltd. ............. (79,719) (98,021) 0 .2
WiseTech Global Ltd. ....... (4,838) (321,625) 0 .6
(14,622,773)
Belgium
Solvay SA .............. (8,788) (309,901) 0 .6
Brazil
Atacadao SA ............ (24,380) (39,513) 0 .1
BRF SA ................ (132,543) (536,802) 1 .0
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (41,498) (556,835) 1 .0
Cia Siderurgica Nacional SA .. (30,609) (70,525) 0 .1
Eneva SA .............. (35,772) (81,590) 0 .2
Hapvida Participacoes e
Investimentos SA ....... (2,024,246) (1,379,649) 2 .6
Localiza Rent a Car SA ..... (208,842) (1,565,727) 2 .9
Natura & Co. Holding SA .... (137,797) (383,310) 0 .7
(4,613,951)
Canada
Power Corp. of Canada ..... (5,762) (160,134) 0 .3
China
China Resources Power
Holdings Co. Ltd. ....... (6,000) (18,383) 0.0
PICC Property & Casualty Co.
Ltd. , Class H .......... (1,160,000) (1,438,120) 2 .7
Shandong Gold Mining Co. Ltd. ,
Class H .............. (233,250) (464,919) 0 .8
Zijin Mining Group Co. Ltd. ,
Class H .............. (18,000) (37,926) 0 .1
(1,959,348)
Denmark
Orsted A/S .............. (1,069) (56,787) 0 .1
Finland
Metso OYJ .............. (40,512) (430,577) 0 .8
France
Alstom SA .............. (5,935) (100,093) 0 .2
Sartorius Stedim Biotech .... (7,507) (1,240,618) 2 .3
(1,340,711)
Italy
Telecom Italia SpA ........ (2,639,221) (631,246) 1 .2
Japan
Mercari, Inc. ............. (77,800) (966,461) 1 .8
Olympus Corp. ........... (148,500) (2,397,136) 4 .5
Rakuten Group, Inc. ....... (690,600) (3,577,611) 6 .7
SBI Holdings, Inc. ......... (3,700) (93,908) 0 .2
Sharp Corp. ............. (12,400) (71,749) 0 .1
Shinko Electric Industries Co.
Ltd. ................ (3,700) (129,362) 0 .2
Square Enix Holdings Co. Ltd. . (24,000) (723,138) 1 .3
SUMCO Corp. ........... (2,600) (37,611) 0 .1
Tokyo Ohka Kogyo Co. Ltd. .. (100) (2,728) 0.0
(7,999,704)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
47
Shares Value
% of Basket
Value
Luxembourg
Reinet Investments SCA .... (2,991) $ (75,541) 0 .1%
Poland
Allegro.eu SA ............ (6,973) (65,169) 0 .1
Bank Polska Kasa Opieki SA . (1,665) (69,279) 0 .1
InPost SA .............. (57,084) (1,004,424) 1 .9
ORLEN SA ............. (10,685) (179,517) 0 .3
(1,318,389)
South Africa
Growthpoint Properties Ltd. .. (226,907) (151,905) 0 .3
Impala Platinum Holdings Ltd. . (205,778) (1,021,982) 1 .9
(1,173,887)
South Korea
Delivery Hero SE ......... (78,199) (1,857,587) 3 .5
POSCO Future M Co. Ltd. ... (4,036) (750,362) 1 .4
POSCO Holdings, Inc. ...... (1,926) (504,115) 0 .9
(3,112,064)
Sweden
Beijer Ref AB ............ (50,987) (786,971) 1 .5
Securitas AB , Class B ...... (11,082) (109,849) 0 .2
(896,820)
Switzerland
Bachem Holding AG ....... (14,860) (1,357,867) 2 .5
Baloise Holding AG (Registered) (428) (75,458) 0 .1
DSM-Firmenich AG ........ (8,968) (1,009,843) 1 .9
Tecan Group AG (Registered) . (3,015) (1,009,474) 1 .9
(3,452,642)
Taiwan
Chailease Holding Co. Ltd. ... (1,000) (4,720) 0.0
Lite-On Technology Corp. .... (5,000) (16,242) 0.0
(20,962)
United Kingdom
Ocado Group plc ......... (192,853) (700,489) 1 .3
United States
Air Transport Services Group,
Inc. ................. (5,985) (83,012) 0 .1
Albemarle Corp. .......... (1,493) (142,611) 0 .3
Shares Value
% of Basket
Value
United States (continued)
Atlantic Union Bankshares Corp. (3,650) $ (119,902) 0 .2%
Banc of California, Inc. ...... (1) (13) 0.0
Boston Properties, Inc. ...... (27,232) (1,676,402) 3 .1
Brandywine Realty Trust .... (1,273) (5,703) 0.0
Brookline Bancorp, Inc. ..... (13,492) (112,658) 0 .2
Celanese Corp. .......... (1,873) (252,649) 0 .5
Community Financial System,
Inc. ................. (3,473) (163,960) 0 .3
CVB Financial Corp. ....... (8,831) (152,246) 0 .3
Dime Community Bancshares,
Inc. ................. (502) (10,241) 0.0
Enphase Energy, Inc. ....... (470) (46,864) 0 .1
First BanCorp ............ (4,047) (129,180) 0 .2
Frontier Communications Parent,
Inc. ................. (10,210) (267,298) 0 .5
Independent Bank Group, Inc. . (4,305) (195,964) 0 .4
Iron Mountain, Inc. ........ (3,202) (286,963) 0 .5
Lamb Weston Holdings, Inc. .. (2,583) (217,179) 0 .4
OceanFirst Financial Corp. ... (11,247) (178,715) 0 .3
Provident Financial Services,
Inc. ................. (12,456) (178,744) 0 .3
Revvity, Inc. ............. (8,226) (862,578) 1 .6
Sandy Spring Bancorp, Inc. .. (8,769) (213,613) 0 .4
Simon Property Group, Inc. .. (1,972) (299,350) 0 .6
Valley National Bancorp ..... (27,480) (191,810) 0 .4
(5,787,655)
Preferred Securities
Germany
Sartorius AG (Preference) ... (1,438) (336,616) 0 .6
Rights
Brazil
Localiza Rent a Car SA ..... (2,090) (3,178) 0.0
Total Reference Entity — Short ............ (59,033,110)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (53,831,202)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day ESTR ......................................... Euro Short-Term Rate 3 .66
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .96
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .86
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
1-day SONIA ......................................... Sterling Overnight Index Average 5 .20
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .08
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .24
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
48
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 1,619,302 $ (1,627,515) $ 31,962,470 $ (11,757,081) $ —
OTC Swaps ..................................................... 590,149 (85,124) 5,919,619 (5,174,574) —
Options Written ................................................... N/A N/A 2,888,230 (3,957,920) (10,404,506)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,917,866 $ — $ 5,900,012 $ — $ 7,817,878
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 10,456,302 — — 10,456,302
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 53,491 11,109,052 776,230 1,645,623 — 13,584,396
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,434,724 — — 29,490,114 37,632 31,962,470
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 666,364 4,528,112 — 1,315,292 — 6,509,768
$ — $ 3,154,579 $ 17,555,030 $ 11,232,532 $ 38,351,041 $ 37,632 $ 70,330,814
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 72,790 $ — $ 5,599,527 $ — $ 5,672,317
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 8,109,717 — — 8,109,717
Options written
(b)
Options written at value ..................... — 8,696 7,127,875 464,424 2,803,511 — 10,404,506
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 73,188 — — 11,683,893 — 11,757,081
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 390,014 — — 4,869,684 — 5,259,698
$ — $ 471,898 $ 7,200,665 $ 8,574,141 $ 24,956,615 $ — $ 41,203,319
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
49
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2024, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (5,028,621) $ — $ (11,103,415) $ — $ (16,132,036)
Forward foreign currency exchange contracts .... — — — (34,783,985) — — (34,783,985)
Options purchased
(a)
..................... — (489,449) 22,102,146 (3,165,805) (5,309,401) — 13,137,491
Options written ........................ — 54,040 5,984,695 796,330 6,384,073 — 13,219,138
Swaps .............................. — 385,219 (4,443,318) — (22,113,467) 51,285 (26,120,281)
$ — $ (50,190) $ 18,614,902 $ (37,153,460) $ (32,142,210) $ 51,285 $ (50,679,673)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 3,385,331 $ — $ 6,835,779 $ — $ 10,221,110
Forward foreign currency exchange contracts .... — — — (2,146,465) — — (2,146,465)
Options purchased
(b)
..................... — 39,596 (118,172) 850,428 (6,872,012) 205,460 (5,894,700)
Options written ........................ — 572 (2,307,317) (281,283) 1,021,456 — (1,566,572)
Swaps .............................. — (326,939) 8,948,424 — (8,579,552) (17,372) 24,561
$ — $ (286,771) $ 9,908,266 $ (1,577,320) $ (7,594,329) $ 188,088 $ 637,934
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,292,087,396
Average notional value of contracts — short ................................................................................. $ 1,992,731,146
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 435,517,318
Average amounts sold — in USD ........................................................................................ $ 800,743,743
Options
Average value of option contracts purchased ................................................................................ $ 15,501,411
Average value of option contracts written ................................................................................... $ 7,154,059
Average notional value of swaption contracts purchased ......................................................................... $ 480,380,949
Average notional value of swaption contracts written ........................................................................... $ 1,603,033,308
Credit default swaps
Average notional value — buy protection ................................................................................... $ 38,326,874
Average notional value — sell protection ................................................................................... $ 31,413,352
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 580,982,839
Average notional value — receives fixed rate ................................................................................ $ 3,580,846,097
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 3,708,405
Total return swaps
Average notional value ............................................................................................... $ 180,593,364
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 4,268,413 $ 1,868,453
Forward f oreign currency exchange contracts ................................................................. 10,456,302 8,109,717
Options
(a) (b)
........................................................................................ 13,584,396 10,404,506
Swaps — centrally cleared .............................................................................. — 1,326,392
Swaps — OTC
(c)
..................................................................................... 6,509,768 5,259,698
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 34,818,879 $ 26,968,766
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(15,061,826) (10,322,720)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 19,757,053 $ 16,646,046

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
50
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 145,247 $ (145,247) $ — $ — $ —
Bank of New York Mellon ........................... 194,269 (154,158) — — 40,111
Barclays Bank plc ................................ 835,098 (835,098) — — —
BNP Paribas SA ................................. 530,439 (530,439) — — —
Citibank NA .................................... 5,228,591 (847,401) — (4,309,689) 71,501
Commonwealth Bank of Australia ..................... 372 — — — 372
Deutsche Bank AG ............................... 74,606 (74,606) — — —
Goldman Sachs International ........................ 3,177,606 (1,449,085) — (1,050,000) 678,521
HSBC Bank plc .................................. 620,596 (311,568) — — 309,028
JPMorgan Chase Bank NA .......................... 5,882,913 (4,538,955) — (1,343,958) —
Morgan Stanley & Co. International plc .................. 292,625 (292,625) — — —
Royal Bank of Canada ............................. 570,279 (66,279) — — 504,000
Standard Chartered Bank ........................... 5,914 (5,914) — — —
State Street Bank and Trust Co. ...................... 679,978 (212,447) — — 467,531
Toronto Dominion Bank ............................ 410,747 (298,116) — — 112,631
UBS AG ...................................... 1,091,556 (223,900) — — 867,656
Westpac Banking Corp. ............................ 16,217 (16,217) — — —
$ 19,757,053 $ (10,002,055) $ — $ (6,703,647) $ 3,051,351
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 1,209,659 $ (145,247) $ (1,014,211) $ — $ 50,201
Bank of New York Mellon ........................... 154,158 (154,158) — — —
Barclays Bank plc ................................ 3,977,154 (835,098) — — 3,142,056
BNP Paribas SA ................................. 1,075,292 (530,439) (544,853) — —
Citibank NA .................................... 847,401 (847,401) — — —
Deutsche Bank AG ............................... 1,310,344 (74,606) (597,677) — 638,061
Goldman Sachs International ........................ 1,449,085 (1,449,085) — — —
HSBC Bank plc .................................. 311,568 (311,568) — — —
JPMorgan Chase Bank NA .......................... 4,538,955 (4,538,955) — — —
Morgan Stanley & Co. International plc .................. 521,211 (292,625) — — 228,586
Nomura International plc ........................... 32,514 — — — 32,514
Royal Bank of Canada ............................. 66,279 (66,279) — — —
Societe Generale SA .............................. 13,916 — — — 13,916
Standard Chartered Bank ........................... 220,660 (5,914) — — 214,746
State Street Bank and Trust Co. ...................... 212,447 (212,447) — — —
Toronto Dominion Bank ............................ 298,116 (298,116) — — —
UBS AG ...................................... 223,900 (223,900) — — —
Westpac Banking Corp. ............................ 183,387 (16,217) — — 167,170
$ 16,646,046 $ (10,002,055) $ (2,156,741) $ — $ 4,487,250
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statement of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
51
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 21,493,934 $ — $ 21,493,934
Ireland .............................................. — 3,738,389 — 3,738,389
United Kingdom ........................................ — 603,631 — 603,631
United States .......................................... — 38,641,675 5,387,022 44,028,697
Common Stocks
Australia ............................................. — 28,261,148 51 28,261,199
Belgium ............................................. — 2,218,093 — 2,218,093
Brazil ............................................... 7,278,370 — — 7,278,370
Cambodia ............................................ — 79,423 — 79,423
Canada ............................................. 68,315,214 — — 68,315,214
Cayman Islands ........................................ — — 298,848 298,848
China ............................................... — 46,944,602 — 46,944,602
Colombia ............................................ 86,751 — — 86,751
Czech Republic ........................................ — 200,519 — 200,519
Denmark ............................................. — 35,478,272 — 35,478,272
Finland .............................................. — 2,519,013 — 2,519,013
France .............................................. — 87,106,251 — 87,106,251
Georgia ............................................. — 148,400 — 148,400
Germany ............................................ — 51,456,548 — 51,456,548
Greece .............................................. 679,615 37,642 — 717,257
Hong Kong ........................................... 27,723 6,475,346 — 6,503,069
Hungary ............................................. 238,483 186,655 — 425,138
India ............................................... — 8,595,302 — 8,595,302
Indonesia ............................................ 165,391 2,134,248 — 2,299,639
Ireland .............................................. — 2,157,253 — 2,157,253
Italy ................................................ — 54,720,545 — 54,720,545
Japan ............................................... 407,519 195,496,879 — 195,904,398
Jordan .............................................. — 625,028 — 625,028
Kazakhstan ........................................... 1,026,920 — — 1,026,920
Luxembourg .......................................... — 824,871 — 824,871
Macau .............................................. — 1,603,465 — 1,603,465
Malaysia ............................................. — 262,217 — 262,217
Mexico .............................................. 5,029,392 — — 5,029,392
Netherlands ........................................... 10,436,145 96,513,355 — 106,949,500
New Zealand .......................................... — 1,488,313 — 1,488,313
Norway .............................................. 81,293 2,857,135 — 2,938,428
Peru ................................................ 1,338,394 — — 1,338,394
Philippines ........................................... 336,091 476,570 — 812,661
Poland .............................................. — 1,662,966 — 1,662,966
Portugal ............................................. — 208,632 — 208,632
Saudi Arabia .......................................... 213,470 1,557,683 — 1,771,153
Singapore ............................................ 163,769 1,538,029 — 1,701,798
South Africa ........................................... 478,975 1,856,002 — 2,334,977
South Korea .......................................... — 21,212,190 — 21,212,190
Spain ............................................... 8,866,086 26,462,971 — 35,329,057
Sweden ............................................. — 16,379,738 — 16,379,738
Switzerland ........................................... 3,547,067 22,674,679 — 26,221,746
Taiwan .............................................. 209,257 48,067,602 — 48,276,859
Thailand ............................................. 272,958 120,392 — 393,350
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 7,566,331 87,341,458 — 94,907,789
United States .......................................... 1,907,810,119 40,007,045 26,755,204 1,974,572,368
Corporate Bonds
Australia ............................................. — 609,223 7,331,928 7,941,151

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
52
Level 1 Level 2 Level 3 Total
Austria .............................................. $ — $ 3,374,191 $ — $ 3,374,191
Belgium ............................................. — 668,760 — 668,760
Brazil ............................................... — 2,484,248 — 2,484,248
Canada ............................................. — 15,196,354 — 15,196,354
Chile ............................................... — 1,006,536 — 1,006,536
China ............................................... — 581,505 — 581,505
Colombia ............................................ — 250,079 — 250,079
Costa Rica ........................................... — 218,489 — 218,489
Cyprus .............................................. — 201,495 — 201,495
Czech Republic ........................................ — 1,159,471 — 1,159,471
Dominican Republic ..................................... — 310,954 — 310,954
France .............................................. — 19,815,576 1,834,004 21,649,580
Germany ............................................ — 20,828,279 2,658,958 23,487,237
Ghana .............................................. — 190,813 — 190,813
Guatemala ........................................... — 199,400 — 199,400
Hong Kong ........................................... — 11,053,824 — 11,053,824
India ............................................... — 2,666,885 — 2,666,885
Indonesia ............................................ — 772,301 — 772,301
Ireland .............................................. — 1,115,636 — 1,115,636
Israel ............................................... — 4,901,209 — 4,901,209
Italy ................................................ — 18,004,984 2,664,200 20,669,184
Japan ............................................... — 7,042,478 — 7,042,478
Jersey, Channel Islands ................................... — 1,306,886 7,858,846 9,165,732
Kuwait .............................................. — 491,673 — 491,673
Liechtenstein .......................................... — — 1,856,000 1,856,000
Luxembourg .......................................... — 7,942,271 — 7,942,271
Macau .............................................. — 1,186,435 — 1,186,435
Malaysia ............................................. — 958,464 — 958,464
Mexico .............................................. — 587,739 — 587,739
Netherlands ........................................... — 8,628,583 — 8,628,583
Peru ................................................ — 366,998 — 366,998
Slovenia ............................................. — 1,108,895 — 1,108,895
South Africa ........................................... — 378,625 — 378,625
South Korea .......................................... — 2,054,063 — 2,054,063
Spain ............................................... — 5,587,728 — 5,587,728
Sweden ............................................. — 7,609,626 — 7,609,626
Switzerland ........................................... — 3,607,347 — 3,607,347
Thailand ............................................. — 1,037,682 — 1,037,682
Turkey .............................................. — 661,307 — 661,307
Ukraine ............................................. — 964,677 — 964,677
United Arab Emirates .................................... — 2,963,313 — 2,963,313
United Kingdom ........................................ — 59,781,765 2,468,428 62,250,193
United States .......................................... — 187,972,031 43,023,270 230,995,301
Zambia .............................................. — 2,003,971 — 2,003,971
Fixed Rate Loan Interests .................................. — — 5,991,483 5,991,483
Floating Rate Loan Interests
Belgium ............................................. — 1,112,741 — 1,112,741
Colombia ............................................ — — 512,350 512,350
Finland .............................................. — 720,640 — 720,640
France .............................................. — 12,309,711 — 12,309,711
Germany ............................................ — 11,917,019 — 11,917,019
Jersey, Channel Islands ................................... — — 3,709,220 3,709,220
Luxembourg .......................................... — 2,141,000 6,506,711 8,647,711
Netherlands ........................................... — 21,959,794 5,340,594 27,300,388
Norway .............................................. — 1,085,654 — 1,085,654
Spain ............................................... — 10,180,096 4,536,073 14,716,169
United Kingdom ........................................ — 11,413,370 13,260,513 24,673,883
United States .......................................... — 25,999,210 21,165,484 47,164,694
Foreign Agency Obligations ................................. — 4,636,354 — 4,636,354
Foreign Government Obligations .............................. — 131,914,851 — 131,914,851
Investment Companies .................................... 39,993,609 — — 39,993,609
Municipal Bonds ......................................... — 4,105,702 — 4,105,702
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 990,279 — 990,279
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
53
Level 1 Level 2 Level 3 Total
Cayman Islands ........................................ $ — $ 1,822,101 $ — $ 1,822,101
United States .......................................... — 105,951,811 11,641,869 117,593,680
Other Interests .......................................... — — 5,931,556 5,931,556
Preferred Securities
Brazil ............................................... 2,434,767 — 4,390,873 6,825,640
China ............................................... — — 13,882,482 13,882,482
Germany ............................................ — 85,475 16,774 102,249
India ............................................... — — — —
Israel ............................................... — — 4,611,137 4,611,137
Sweden ............................................. — — — —
United Kingdom ........................................ — — 3,179,494 3,179,494
United States .......................................... 4,859,306 945,210 64,070,621 69,875,137
U.S. Government Sponsored Agency Securities .................... — 59,340,940 — 59,340,940
U.S. Treasury Obligations ................................... — 68,245,211 — 68,245,211
Warrants .............................................. 17,471 1,765 2,225,951 2,245,187
Short-Term Securities
Foreign Agency Obligations ................................. — 6,646,966 — 6,646,966
Foreign Government Obligations .............................. — 32,470,688 — 32,470,688
Money Market Funds ...................................... 317,213,554 — — 317,213,554
Options Purchased
Credit contracts .......................................... — 53,491 — 53,491
Equity contracts .......................................... 10,793,413 315,639 — 11,109,052
Foreign currency exchange contracts ........................... — 776,230 — 776,230
Interest rate contracts ...................................... — 1,645,623 — 1,645,623
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (1,316) (1,316)
$ 2,399,887,453 $ 1,891,074,449 $ 273,108,632 $ 4,564,070,534
Investments valued at NAV
(b)
...................................... 8,539,616
$ 4,572,610,150
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 2,510,939 $ — $ 2,510,939
Equity contracts ........................................... 589,278 5,856,700 — 6,445,978
Foreign currency exchange contracts ............................ — 10,456,302 — 10,456,302
Interest rate contracts ....................................... 5,900,012 30,805,406 — 36,705,418
Other contracts ........................................... — 37,632 — 37,632
Liabilities
Credit contracts ........................................... — (386,774) — (386,774)
Equity contracts ........................................... (7,176,421) (24,244) — (7,200,665)
Foreign currency exchange contracts ............................ — (8,574,141) — (8,574,141)
Interest rate contracts ....................................... (5,599,527) (19,357,088) — (24,956,615)
$ (6,286,658) $ 21,324,732 $ — $ 15,038,074
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
54
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2023 .................... $ 12,205,640 $ 25,177,548 $ 57,745,913 $ 7,693,976 $ 66,362,191 $ 14,105,709 $ 6,325,742 $ 99,073,801 $ (12,114) $ 613,042 $ 289,291,448
Transfers into Level 3 ........... — — — — 1,345,652 — — 1,906,990 — — 3,252,642
Transfers out of Level 3 .......... (4,250,882) — — — (729,832) — — (124,720) — (7,002) (5,112,436)
Accrued discounts/premiums ....... (274,673) — 1,622,753 14,463 134,719 45,902 — — — — 1,543,164
Net realized gain (loss) .......... — (1,806,890) (20,336,447) 3,684 (52,291) 68,783 — 353 — — (22,122,808)
Net change in unrealized appreciation
(depreciation)
(a) (b)
............ (107,594) (154,629) 13,181,627 133,974 640,670 364,963 (394,186) (17,263,623) 10,798 1,619,911 (1,968,089)
Purchases ................... — 4,136,580 23,737,481 — 3,311,217 — — 8,102,028 — — 39,287,306
Sales ...................... (2,185,469) (298,502) (6,255,693) (1,854,614) (15,981,381) (2,943,488) — (1,543,448) — — (31,062,595)
Closing balance, as of June 30, 2024 .
$ 5,387,022 $ 27,054,107 $ 69,695,634 $ 5,991,483 $ 55,030,945 $ 11,641,869
$ 5,931,556
$ 90,151,381 $ (1,316) $ 2,225,951 $ 273,108,632
Net change in unrealized appreciation
(depreciation) on investments still
held at June 30, 2024
(b)
........
$ 111,621 $ (1,903,840) $ (7,524,343) $ 133,974 $ 303,135 $ 364,963
$ (394,186)
$ (17,263,623) $ 10,798 $ 1,787,338 $ (24,374,163)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(continued)
June 30, 2024
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
55
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $2,520,000 as of June 30, 2024.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $29,798,505.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 5,387,022 Income Discount Rate 9% —
Common Stocks ............................. 27,054,049 Market Revenue Multiple 1.30x – 17.50x 3.47x
Volatility 40% – 75% 44%
Time to Exit 0.5 – 5.1 years 1.0 years
EBITDA Multiple 12.80x —
Gross Profit Multiple 7.75x —
Income Discount Rate 14% —
Corporate Bonds ............................. 61,836,785 Income Discount Rate 7% – 30% 13%
Estimated Recovery
Value 45% —
Market Revenue Multiple 4.00x —
Volatility 50% —
Fixed Rate Loan Interests ....................... 5,991,483 Income Discount Rate 7% – 12% 9%
Floating Rate Loan Interests ...................... 42,885,355 Income Discount Rate 7% – 14% 9%
Non-Agency Mortgage-Backed Securities .............. 2,707,298 Income Discount Rate 10% —
Other Interests .............................. 5,931,556 Income Discount Rate 10% —
Preferred Stocks
(b)
............................ 90,151,381 Market Revenue Multiple 0.22x – 18.08x 9.65x
EBIDTAR Multiple 11.15x —
Volatility 40% – 95% 69%
Time to Exit 0.5 – 5.0 years 2.4 years
Market Adjustment
Multiple 1.40x —
Gross Profit Multiple 16.75x —
Income Discount Rate 11% —
Warrants .................................. 1,365,198 Market Revenue Multiple 4.00x – 10.50x 5.75x
Volatility 50% – 75% 63%
Time to Exit 0.5 – 5.1 years 2.2 years
Income Discount Rate 6% – 19% 19%
$ 243,310,127

Consolidated Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
56
BlackRock
Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 4,236,083,459
Investments, at value — affiliated
(c)
.......................................................................................... 336,528,007
Cash ............................................................................................................. 194,226
Cash held for investments sold short ......................................................................................... 2,506,027
Cash pledged: –
Futures contracts .................................................................................................... 37,201,000
Centrally cleared swaps ................................................................................................ 46,806,000
Foreign currency, at value
(d)
............................................................................................... 13,086,297
Receivables: –
Investments sold .................................................................................................... 14,034,389
Options written ...................................................................................................... 85,306
Securities lending income — affiliated ...................................................................................... 22,931
Swaps .......................................................................................................... 3,750,055
Capital shares sold ................................................................................................... 254,135
Dividends — unaffiliated ............................................................................................... 3,276,843
Dividends — affiliated ................................................................................................. 919,894
Interest — unaffiliated ................................................................................................. 12,646,606
Variation margin on futures contracts ....................................................................................... 4,268,413
Swap premiums paid ................................................................................................... 590,149
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 10,456,302
OTC swaps ........................................................................................................ 5,919,619
Prepaid e xpenses ..................................................................................................... 44,865
Other assets ......................................................................................................... 40,542
Total a ssets .........................................................................................................
4,728,715,065
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 8,199,689
Collateral — TBA commitments ........................................................................................... 652,340
Collateral on securities loaned ............................................................................................. 103,401,508
Options written, at value
(e)
................................................................................................ 10,404,506
Payables: –
Investments purchased ................................................................................................ 122,467,990
Capital shares redeemed ............................................................................................... 1,801,542
Deferred foreign capital gain tax .......................................................................................... 191,440
Distribution fees ..................................................................................................... 775,181
Investment advisory fees .............................................................................................. 2,355,870
Directors' and Officer's fees ............................................................................................. 74
Professional fees .................................................................................................... 342,880
Variation margin on futures contracts ....................................................................................... 1,868,453
Variation margin on centrally cleared swaps .................................................................................. 1,326,392
Other accrued expenses ............................................................................................... 3,615,816
Swap premiums received ................................................................................................ 85,124
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 8,109,717
OTC swaps ........................................................................................................ 5,174,574
Unfunded floating rate loan interests ....................................................................................... 1,316
Total li abilities ........................................................................................................
270,774,412
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,457,940,653

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
57
Consolidated Statement of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,062,054,794
Accumulated earnings .................................................................................................. 395,885,859
NET ASSETS ........................................................................................................
$ 4,457,940,653
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,883,658,543
(b)
  Securities loaned, at value ...................................................................................... $ 100,569,010
(c)
  Investments, at cost — affiliated ................................................................................... $ 371,222,062
(d)
  Foreign currency, at cost ....................................................................................... $ 13,079,110
(e)
  Premiums received ........................................................................................... $ 9,334,816

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
58
See notes to consolidated financial statements.
BlackRock
Global Allocation
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 901,337,433
Shares outstanding ...................................................................................................
51,967,742
Net asset value .....................................................................................................
$ 17.34
Shares authorized ...................................................................................................
400 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 198,855,879
Shares outstanding ...................................................................................................
11,552,326
Net asset value .....................................................................................................
$ 17.21
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 3,357,747,341
Shares outstanding ...................................................................................................
242,643,328
Net asset value .....................................................................................................
$ 13.84
Shares authorized ...................................................................................................
1.5 billion
Par value ......................................................................................................... $ 0.10

Consolidated Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
59
Consolidated Statement of Operations
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 28,877,869
Dividends — affiliated ................................................................................................. 7,699,678
Interest — unaffiliated ................................................................................................. 45,333,568
Interest — affiliated .................................................................................................. 2
Securities lending income — affiliated — net ................................................................................. 161,142
Foreign taxes withheld ................................................................................................ (1,581,327)
Total investment income .................................................................................................
80,490,932
EXPENSES
Investment advisory .................................................................................................. 14,449,111
Transfer agent — class specific .......................................................................................... 4,414,765
Distribution — class specific ............................................................................................ 4,344,808
Custodian ......................................................................................................... 342,329
Accounting services .................................................................................................. 196,609
Professional ....................................................................................................... 183,154
Printing and postage ................................................................................................. 82,791
Directors and Officer ................................................................................................. 19,158
Transfer agent ...................................................................................................... 4,136
Miscellaneous ...................................................................................................... 116,274
Total expenses excluding dividend expense and interest expense .....................................................................
24,153,135
Dividends expense — unaffiliated ......................................................................................... 29,704
Interest expense .................................................................................................... 58,449
Total expenses .......................................................................................................
24,241,288
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (163,370)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (2,858,742)
Total expenses after fees waived and/or reimbursed ..............................................................................
21,219,176
Net investment income ..................................................................................................
59,271,756
REALIZED AND UNREALIZED GAIN (LOSS) $ 210,959,397
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 153,729,322
Investments — affiliated ............................................................................................. (20,534,801)
Forward foreign currency exchange contracts ............................................................................... (34,783,985)
Foreign currency transactions ......................................................................................... (1,454,613)
Futures contracts .................................................................................................. (16,132,036)
Options written ................................................................................................... 13,219,138
Short sales — unaffiliated ............................................................................................ (1,532,845)
Swaps ......................................................................................................... (26,120,281)
A
66,389,899
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 126,076,656
Investments — affiliated ............................................................................................. 10,653,860
Forward foreign currency exchange contracts ............................................................................... (2,146,465)
Foreign currency translations .......................................................................................... (112,283)
Futures contracts .................................................................................................. 10,221,110
Options written ................................................................................................... (1,566,572)
Short sales — unaffiliated ............................................................................................ 1,407,833
Swaps ......................................................................................................... 24,561
Unfunded floating rate loan interests ..................................................................................... 10,798
A
144,569,498
Net realized and unrealized gain ...........................................................................................
210,959,397
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 270,231,153
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (39,320)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................................ $ (132,785)

Consolidated Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
60
BlackRock Global Allocation V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 59,271,756  $ 112,792,623
Net realized gain .................................................................................. 66,389,899  27,124,214
Net change in unrealized appreciation (depreciation) .......................................................... 144,569,498  388,688,004
Net increase in net assets resulting from operations ............................................................. 270,231,153  528,604,841
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (19,059,572)
Class II ....................................................................................... —  (3,924,454)
Class III ....................................................................................... —  (82,516,154)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (105,500,180)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (309,278,913) (419,758,066)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (39,047,760) 3,346,595
Beginning of period .................................................................................. 4,496,988,413  4,493,641,818
End of period ......................................................................................
$ 4,457,940,653  $ 4,496,988,413
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
61
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 16.31  $ 14.77  $ 17.79  $ 19.49  $ 17.11  $ 15.19
Net investment income
(a)
...................
0 .24  0 .42  0 .25  0 .25  0 .17  0 .26
Net realized and unrealized gain (loss) ..........
0 .79  1 .48  ( 3 .08 ) 1 .05  3 .41  2 .45
Net increase (decrease) from investment operations .. 1.03  1.90  (2.83) 1.30  3.58  2.71
Distributions
(b)
– – – – – –
From net investment income ................
—  ( 0 .36 ) —  ( 0 .17 ) ( 0 .24 ) ( 0 .22 )
From net realized gain .....................
—  —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 ) ( 0 .57 )
Total distributions .......................... —  (0.36) (0.19) (3.00) (1.20) (0.79)
Net asset value, end of period ................ $ 17.34  $ 16.31  $ 14.77  $ 17.79  $ 19.49  $ 17.11
Total Return
(c)
Based on net asset value .................... 6.32%
(d)
12.83%
(e)
(15.86)% 6.67% 21.08% 17.92%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.88%
(g)
0.78% 0.79% 0.82% 0.84% 0.74%
Total expenses after fees waived and/or reimbursed ..
0.76%
(g)
0.75% 0.73% 0.73% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
0.76%
(g)
0.73% 0.72% 0.73% 0.73% 0.73%
Net investment income .....................
2.86%
(g)
2.73% 1.59% 1.23% 0.95% 1.60%
Supplemental Data
Net assets, end of period (000) ................ $ 901,337  $ 892,706  $ 859,808  $ 1,606,132  $ 1,368,516  $ 1,192,769
Portfolio turnover rate
(h)
...................... 82%
(i)
215%
(i)
110%
(j)
133% 161% 198%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
71% 154% 102% 123% 161% 198%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class II
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 16.20  $ 14.67  $ 17.71  $ 19.41  $ 17.05  $ 15.14
Net investment income
(a)
...................
0 .23  0 .40  0 .22  0 .22  0 .14  0 .23
Net realized and unrealized gain (loss) ..........
0 .78  1 .46  ( 3 .07 ) 1 .05  3 .39  2 .44
Net increase (decrease) from investment operations .. 1.01  1.86  (2.85) 1.27  3.53  2.67
Distributions
(b)
– – – – – –
From net investment income ................
—  ( 0 .33 ) —  ( 0 .14 ) ( 0 .21 ) ( 0 .19 )
From net realized gain .....................
—  —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 ) ( 0 .57 )
Total distributions .......................... —  (0.33) (0.19) (2.97) (1.17) (0.76)
Net asset value, end of period ................ $ 17.21  $ 16.20  $ 14.67  $ 17.71  $ 19.41  $ 17.05
Total Return
(c)
Based on net asset value .................... 6.23%
(d)
12.67%
(e)
(16.04)% 6.55% 20.88% 17.76%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.05%
(g)
1.04% 1.04% 1.02% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed ..
0.91%
(g)
0.91% 0.90% 0.88% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
0.91%
(g)
0.89% 0.89% 0.88% 0.88% 0.88%
Net investment income .....................
2.71%
(g)
2.57% 1.44% 1.07% 0.80% 1.41%
Supplemental Data
Net assets, end of period (000) ................ $ 198,856  $ 196,730  $ 196,732  $ 255,542  $ 243,361  $ 224,159
Portfolio turnover rate
(h)
...................... 82%
(i)
215%
(i)
110%
(j)
133% 161% 198%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
71% 154% 102% 123% 161% 198%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 13.03  $ 11.87  $ 14.38  $ 16.29  $ 14.47  $ 12.95
Net investment income
(a)
...................
0 .17  0 .31  0 .17  0 .17  0 .10  0 .19
Net realized and unrealized gain (loss) ..........
0 .64  1 .17  ( 2 .49 ) 0 .87  2 .88  2 .08
Net increase (decrease) from investment operations .. 0.81  1.48  (2.32) 1.04  2.98  2.27
Distributions
(b)
– – – – – –
From net investment income ................
—  ( 0 .32 ) —  ( 0 .12 ) ( 0 .20 ) ( 0 .18 )
From net realized gain .....................
—  —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 ) ( 0 .57 )
Total distributions .......................... —  (0.32) (0.19) (2.95) (1.16) (0.75)
Net asset value, end of period ................ $ 13.84  $ 13.03  $ 11.87  $ 14.38  $ 16.29  $ 14.47
Total Return
(c)
Based on net asset value .................... 6.22%
(d)
12.49%
(e)
(16.07)% 6.42% 20.79% 17.67%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.15%
(g)
1.13% 1.13% 1.12% 1.11% 1.14%
Total expenses after fees waived and/or reimbursed ..
1.01%
(g)
1.01% 1.00% 0.98% 0.98% 0.98%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
1.01%
(g)
0.99% 0.99% 0.98% 0.98% 0.98%
Net investment income .....................
2.61%
(g)
2.47% 1.33% 0.99% 0.70% 1.32%
Supplemental Data
Net assets, end of period (000) ................ $ 3,357,747  $ 3,407,552  $ 3,437,102  $ 5,676,492  $ 6,966,480  $ 6,702,938
Portfolio turnover rate
(h)
...................... 82%
(i)
215%
(i)
110%
(j)
133% 161% 198%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Portfolio turnover rate (excluding MDRs) ...............................
71% 154% 102% 123% 161% 198%

Notes to Consolidated Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
64
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd.
(the “Cayman Subsidiary”), which is wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $28,593,283, which is 0.6% of the Fund's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the Consolidated Statement of Assets and
Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Notes to Consolidated Financial Statements
(unaudited) (continued)
65
Notes to Consolidated Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the Consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
66
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2024, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Consolidated Financial Statements
(unaudited) (continued)
67
Notes to Consolidated Financial Statements
certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
68
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation V.I. Fund Helios Service Partners LLC, Delayed Draw 2nd Lien Term Loan . $ 212,220 $ 212,220 $ 210,904 $ (1,316)
$ (1,316)

Notes to Consolidated Financial Statements
(unaudited) (continued)
69
Notes to Consolidated Financial Statements
transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2024 , the Fund had outstanding commitments of $7,142,364. These commitments are not included in the net assets of the Fund as of June 30, 2024 .
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Consolidated Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Consolidated Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase.
A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
70
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 90,049 $ (90,049) $ — $ —
BofA Securities, Inc. ............................... 177,361 (177,361) — —
Citigroup Global Markets, Inc. ........................ 13,225,102 (13,225,102) — —
Goldman Sachs & Co. LLC .......................... 31,844,214 (31,844,214) — —
J.P. Morgan Securities LLC .......................... 23,727,669 (23,727,669) — —
Jefferies LLC .................................... 433,019 (433,019) — —
Mizuho Securities USA LLC .......................... 522,444 (522,444) — —
Morgan Stanley .................................. 28,009,043 (28,009,043) — —
National Financial Services LLC ....................... 1,307,345 (1,307,345) — —
State Street Bank & Trust Co. ........................ 108,817 (108,817) — —
Toronto-Dominion Bank ............................ 1,123,947 (1,123,947) — —
$ 100,569,010 $ (100,569,010) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(unaudited) (continued)
71
Notes to Consolidated Financial Statements
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
72
corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral

Notes to Consolidated Financial Statements
(unaudited) (continued)
73
Notes to Consolidated Financial Statements
that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The
Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), effective March 11, 2024 and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Consolidated
Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0.25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 147,342
Class III ......................................................................................................... 4,197,466
$ 4,344,808
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 796,223 $ 202,430 $ 3,416,112 $ 4,414,765

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
74
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2024, the amount waived was $106,834.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2024, the Manager waived $56,536 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six
months ended June 30, 2024, the Fund paid BIM $43,284 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its
Class I ................................................................................................................
0.07%
Class II ...............................................................................................................
0.07
Class III ...............................................................................................................
0.07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 484,216
Class II ...................................................................................................... 133,672
Class III ...................................................................................................... 2,240,854
$ 2,858,742
Class I Class II Class III
Expense Limitations ................................................................. 1.25% 1.40% 1.50%

Notes to Consolidated Financial Statements
(unaudited) (continued)
75
Notes to Consolidated Financial Statements
outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2024, purchases and sales related to mortgage dollar rolls were $435,964,669 and $435,708,483, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 756,166,385 $ 786,995,131 $ 2,633,416,568 $ 2,765,321,104
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 4,296,803,796 $ 579,663,957 $ (279,483,397) $ 300,180,560

Notes to Consolidated Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
76
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The

Notes to Consolidated Financial Statements
(unaudited) (continued)
77
Notes to Consolidated Financial Statements
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
629,915 $ 10,535,582 1,324,750 $ 20,593,477
Shares issued in reinvestment of distributions ........................
— — 1,118,395 18,263,399
Shares redeemed .........................................
(3,390,023) (56,927,201) (5,928,770) (91,933,532)
(2,760,108) $ (46,391,619) (3,485,625) $ (53,076,656)
Class II
Shares sold .............................................
317,769 $ 5,286,281 417,633 $ 6,482,684
Shares issued in reinvestment of distributions ........................
— — 241,952 3,924,454
Shares redeemed .........................................
(908,560) (15,192,336) (1,923,655) (29,696,456)
(590,791) $ (9,906,055) (1,264,070) $ (19,289,318)
Class III
Shares sold .............................................
1,839,487 $ 24,749,051 5,229,548 $ 65,018,280
Shares issued in reinvestment of distributions ........................
— — 6,323,077 82,516,154
Shares redeemed .........................................
(20,698,253) (277,730,290) (39,730,533) (494,926,526)
(18,858,766) $ (252,981,239) (28,177,908) $ (347,392,092)
(22,209,665) $ (309,278,913) (32,927,603) $ (419,758,066)

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
78
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
AMT Alternative Minimum Tax
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Government Money Market V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds
5.13% , 12/04/24 .................. USD 641 $ 640,889
5.00% , 04/04/25 .................. 331 330,817
Federal Farm Credit Bank Discount Notes,
5.34%, 09/19/24
(a)
................ 1,015 1,003,316
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 08/01/24 ................ 975 975,000
(1-day SOFR at 0.00% Floor + 0.09%),
5.42% , 09/23/24 ................ 1,545 1,545,000
(1-day SOFR at 0.00% Floor + 0.08%),
5.42% , 12/30/24 ................ 500 500,184
(1-day SOFR at 0.00% Floor + 0.17%),
5.51% , 01/23/25 ................ 2,125 2,125,000
(1-day SOFR at 0.00% Floor + 0.14%),
5.48% , 05/27/25 ................ 2,580 2,580,000
(1-day SOFR at 0.00% Floor + 0.05%),
5.39% , 06/20/25 ................ 106 106,000
(1-day SOFR at 0.00% Floor + 0.07%),
5.41% , 11/17/25 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 06/24/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 06/26/26 ................ 395 395,000
Federal Home Loan Bank Bonds,
5.50%, 04/15/25 ................. 1,490 1,490,000
Federal Home Loan Bank Discount Notes
(a)
5.34% , 07/24/24 .................. 1,545 1,539,811
5.33% , 08/02/24 .................. 1,165 1,159,760
5.32% , 09/03/24 .................. 306 303,364
5.31% , 10/04/24 .................. 2,790 2,754,623
5.25% , 11/01/24 .................. 2,001 1,966,964
5.26% , 11/04/24 .................. 488 479,614
5.26% , 11/12/24 .................. 287 281,958
5.27% , 11/26/24 .................. 1,760 1,725,812
5.27% , 12/30/24 .................. 811 792,181
5.22% , 01/03/25 .................. 2,000 1,952,363
5.22% , 01/24/25 .................. 310 301,471
5.22% , 01/27/25 .................. 1,896 1,844,792
5.16% , 02/10/25 .................. 735 713,231
5.16% , 02/11/25 .................. 1,265 1,227,366
Federal Home Loan Bank Variable Rate Notes
(b)
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 07/29/24 ................ 600 600,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/23/24 ................ 900 900,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/26/24 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/27/24 ................ 1,300 1,300,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 08/29/24 ................ 305 305,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/04/24 ................ 2,160 2,160,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/09/24 ................ 1,250 1,249,998
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/17/24 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 09/23/24 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.35% , 10/02/24 ................ 1,800 1,800,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 10/16/24 ................ 400 400,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 10/22/24 ................ USD 1,000 $ 1,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 10/24/24 ................ 600 600,000
(1-day SOFR at 0.00% Floor + 0.11%),
5.45% , 10/28/24 ................ 1,800 1,800,009
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 11/06/24 ................ 370 370,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 11/07/24 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% , 11/12/24 ................ 370 370,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.34% - 5.35% 11/18/24 ........... 1,000 1,000,000
(1-day SOFR at 0.00% Floor + 0.01%),
5.35% , 11/21/24 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.00%),
5.34% , 12/02/24 ................ 2,200 2,200,000
(1-day SOFR at 0.00% Floor + 0.16%),
5.50% , 07/21/25 ................ 3,900 3,900,000
(1-day SOFR at 0.00% Floor + 0.10%),
5.44% , 06/26/26 ................ 1,095 1,095,000
Federal National Mortgage Association,
2.63%, 09/06/24 ................. 1,665 1,656,385
Total U.S. Government Sponsored Agency Obligations — 20.9%
(Cost: $ 53,640,908 ) ............................... 53,640,908
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
3.04% , 07/05/24 .................. 5,228 5,225,069
3.85% , 07/09/24 .................. 6,980 6,971,830
4.09% , 07/11/24 .................. 5,649 5,641,022
4.54% , 07/18/24 .................. 6,227 6,212,365
4.70% , 07/23/24 .................. 1,051 1,047,653
4.73% , 07/25/24 .................. 3,393 3,381,651
4.84% , 07/30/24 .................. 4,083 4,065,881
4.86% , 08/01/24 .................. 3,032 3,018,988
4.91% , 08/06/24 .................. 3,633 3,614,507
4.94% , 08/08/24 .................. 1,845 1,834,776
5.00% , 08/13/24 .................. 1,400 1,391,254
5.06% , 08/20/24 .................. 500 496,363
5.09% , 08/27/24 .................. 3,040 3,014,778
5.12% , 08/29/24 .................. 450 446,217
5.10% , 09/05/24 .................. 2,255 2,233,895
5.14% , 09/10/24 .................. 3,430 3,394,553
5.15% , 09/12/24 .................. 1,781 1,762,581
5.15% , 09/17/24 .................. 100 98,866
5.15% , 09/19/24 .................. 1,030 1,017,764
5.19% , 10/10/24 .................. 1,101 1,084,718
5.22% , 10/15/24 .................. 1,820 1,792,027
5.21% , 10/24/24 .................. 1,839 1,808,195
5.21% , 10/31/24 .................. 5,131 5,041,372
5.22% , 11/07/24 .................. 5,705 5,599,617
5.21% , 11/21/24 .................. 2,900 2,840,560
5.20% , 11/29/24 .................. 3,800 3,717,596
5.23% , 12/05/24 .................. 5,200 5,083,133
5.22% , 12/19/24 .................. 3,265 3,185,130
5.23% , 12/26/24 .................. 3,507 3,421,655
5.05% , 01/23/25 .................. 1,166 1,135,403
5.10% , 03/20/25 .................. 317 305,903
U.S. Treasury Notes

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Government Money Market V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.14%),
5.45% , 10/31/24
(b)
............... USD 3,495 $ 3,495,758
1.13% , 02/28/25 .................. 58 56,550
2.75% , 02/28/25 .................. 59 58,131
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
5.43% , 07/31/25
(b)
............... 9,590 9,589,114
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
5.48% , 10/31/25
(b)
............... 1,535 1,534,363
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
5.46% , 04/30/26
(b)
............... 2,900 2,900,439
Total U.S. Treasury Obligations — 42 .0%
(Cost: $ 107,519,677 ) .............................. 107,519,677
Total Repurchase Agreements — 29 .3%
(Cost: $ 75,000,000 ) ............................... 75,000,000
Total Investments — 92 .2%
(Cost: $ 236,160,585 )
(c)
............................. 236,160,585
Other Assets Less Liabilities — 7.8% .................... 19,956,799
Net Assets — 100.0% ...............................
$ 256,117,384
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Government Money Market V.I. Fund
4
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .33% 06/28/24 07/01/24 $ 15,000 $ 15,000,000 $ 15,006,663
U.S. Government
Sponsored Agency
Obligations, 3.00% to
6.66%, due 04/15/26 to
07/20/73 ......... $ 26,414,845 $ 15,300,001
– –
BNP Paribas SA .... 5 .33 06/28/24 07/01/24 20,000 20,000,000 20,008,883
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
2.00% to 6.02%, due
07/31/24 to 06/20/64 29,216,366 20,418,504
– –
JP Morgan Securities
LLC ........... 5 .32 06/28/24 07/01/24 5,000 5,000,000 5,002,217
U.S. Government
Sponsored Agency
Obligations, 0.63% to
7.50%, due 11/15/24 to
02/15/44 ......... 5,553,600 5,100,021
5 .49
(a)
06/28/24 09/30/24 1,000 1,000,000 1,014,335
U.S. Government
Sponsored Agency
Obligation, 5.50%, due
05/20/35 ......... 1,024,151 1,050,001
– –
$ 6,000,000 $ 6,150,022
– –
Mizuho Securities USA
LLC ........... 5 .34 06/28/24 07/01/24 10,000 10,000,000 10,004,450
U.S. Treasury
Obligation, 1.75%, due
01/15/34 ......... 10,194,900 10,200,073
– –
Morgan Stanley & Co.
LLC ........... 5 .32 06/28/24 07/01/24 5,000 5,000,000 5,002,217
U.S. Government
Sponsored Agency
Obligations, 0.00% to
4.38%, due 08/31/24 to
05/15/51 ......... 15,656,659 5,100,000
5 .33 06/28/24 07/01/24 7,000 7,000,000 7,003,109
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 07/09/24 to
06/20/54 ......... 21,380,331 7,140,021
– –
$ 12,000,000 $ 12,240,021
– –
Societe Generale SA . 5 .32 06/28/24 07/01/24 7,000 7,000,000 7,003,103
U.S. Government
Sponsored Agency
Obligations, 2.88%, due
04/30/29 to 05/15/32 7,584,700 7,140,001
– –
TD Securities USA LLC 5 .32 06/28/24 07/01/24 5,000 5,000,000 5,002,217
U.S. Treasury
Obligations, 2.25% to
4.13%, due 01/31/25 to
08/15/27 ......... 5,125,800 5,100,099
– –
$ 75,000,000 $ 76,548,721
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 75,000,000 $ — $ 75,000,000
U.S. Government Sponsored Agency Obligations ................... — 53,640,908 — 53,640,908
U.S. Treasury Obligations ................................... — 107,519,677 — 107,519,677
$ — $ 236,160,585 $ — $ 236,160,585

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
6
BlackRock
Government
Money Market
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 161,160,585
Cash ............................................................................................................. 23,114,366
Repurchase agreements, at value
(b)
......................................................................................... 75,000,000
Receivables: –
Capital shares sold ................................................................................................... 69
Interest — unaffiliated ................................................................................................. 437,764
Prepaid e xpenses ..................................................................................................... 1,630
Total a ssets .........................................................................................................
259,714,414
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 3,295,000
Capital shares redeemed ............................................................................................... 145,955
Investment advisory fees .............................................................................................. 45,574
Professional fees .................................................................................................... 10,665
Other accrued expenses ............................................................................................... 99,836
Total li abilities ........................................................................................................
3,597,030
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 256,117,384
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 256,083,008
Accumulated earnings .................................................................................................. 34,376
NET ASSETS ........................................................................................................
$ 256,117,384
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 161,160,585
(b)
  Repurchase agreements, at cost .................................................................................. $ 75,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 256,117,384
Shares outstanding ...................................................................................................
256,082,544
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
8
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 7,070,265
Total investment income .................................................................................................
7,070,265
EXPENSES
Investment advisory .................................................................................................. 658,225
Transfer agent — class specific .......................................................................................... 45,475
Professional ....................................................................................................... 40,402
Printing and postage ................................................................................................. 27,153
Accounting services .................................................................................................. 19,808
Custodian ......................................................................................................... 6,417
Directors and Officer ................................................................................................. 4,452
Transfer agent ...................................................................................................... 2,486
Miscellaneous ...................................................................................................... 2,868
Total expenses .......................................................................................................
807,286
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (366,241)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (45,475)
Total expenses after fees waived and/or reimbursed ..............................................................................
395,570
Net investment income ..................................................................................................
6,674,695
REALIZED GAIN (LOSS) $ 6,610
Net realized gain from investments ........................................................................................ 6,610
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 6,681,305

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 6,674,695  $ 20,555,478
Net realized gain .................................................................................. 6,610  17,818
Net increase in net assets resulting from operations ............................................................. 6,681,305  20,573,296
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (6,674,695) (20,555,478)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 19,961,015  147,925,318
Reinvestment of distributions ............................................................................ 6,630,515  20,502,006
Costs of shares redeemed .............................................................................. (41,565,444) (326,293,909)
Net decrease in net assets derived from capital transactions ....................................................... (14,973,914) (157,866,585)
NET ASSETS
Total decrease in net assets ............................................................................ (14,967,304) (157,848,767)
Beginning of period .................................................................................. 271,084,688  428,933,455
End of period ......................................................................................
$ 256,117,384  $ 271,084,688
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
10
BlackRock Government Money Market V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0252  0 .0476  0 .0146  0 .0000
(a)
0 .0032  0 .0196
Net realized gain (loss) .....................
0 .0000
(a)
0 .0000
(a)
( 0 .0008 )
(b)
0 .0001  0 .0002  0 .0000
(a)
Net increase from investment operations ........... 0.0252  0.0476  0.0138  0.0001  0.0034  0.0196
Distributions
(c)
– – – – – –
From net investment income .................
( 0 .0252 ) ( 0 .0476 ) ( 0 .0138 ) ( 0 .0001 ) ( 0 .0034 ) ( 0 .0196 )
From net realized gain ......................
—  ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions ........................... (0.0252) (0.0476) (0.0138) (0.0001) (0.0034) (0.0196)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.53%
(f)
4.85% 1.41% 0.01% 0.34% 1.98%
Ratios to Average Net Assets
Total expen ses ............................
0.61%
(g)
0.56% 0.55% 0.56% 0.65% 0.64%
Total expenses after fees waived and/or reimbursed ...
0.30%
(g)
0.30% 0.26% 0.08% 0.24% 0.30%
Net investment income ......................
5.07%
(g)
4.76% 1.46% 0.00%
(h)
0.32% 1.96%
Supplemental Data
Net assets, end of period (000) ................. $ 256,117  $ 271,085  $ 428,933  $ 349,408  $ 261,398  $ 201,318
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
12
hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months  ended June 30, 2024 , there were no fees waived and/or reimbursed by the Manager under this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2025, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $366,241, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290
Class I
Transfer agent fees - class specific ............................................................................................. $ 45,475

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager is included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Fund’s operations and return potential.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 45,475

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
14
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
19,961,015 $ 19,961,015 147,925,318 $ 147,925,318
Shares issued in reinvestment of distributions ........................
6,630,515 6,630,515 20,502,006 20,502,006
Shares redeemed .........................................
(41,565,444) (41,565,444) (326,293,909) (326,293,909)
(14,973,914) $ (14,973,914) (157,866,585) $ (157,866,585)

Glossary of Terms Used in this Report
15
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.5%
Ampol Ltd. .................. 3,135 $ 67,429
ANZ Group Holdings Ltd. ........ 38,055 714,966
APA Group
(a)
................. 15,282 81,231
Aristocrat Leisure Ltd. ........... 7,248 240,021
ASX Ltd. ................... 2,583 103,064
Aurizon Holdings Ltd. ........... 23,960 58,205
BHP Group Ltd. ............... 64,407 1,840,878
BlueScope Steel Ltd. ........... 5,427 73,670
Brambles Ltd. ................ 17,128 165,284
CAR Group Ltd. ............... 4,552 106,572
Cochlear Ltd. ................ 828 182,773
Coles Group Ltd. .............. 16,964 192,178
Commonwealth Bank of Australia ... 21,257 1,800,710
Computershare Ltd. ............ 6,833 119,508
Dexus
(a)
.................... 14,431 62,254
Endeavour Group Ltd. .......... 17,790 59,656
Fortescue Ltd. ................ 21,084 300,161
Glencore plc ................. 130,652 743,446
Goodman Group .............. 21,570 497,618
GPT Group (The)
(a)
............. 23,998 63,983
Insurance Australia Group Ltd. ..... 31,789 150,697
Lottery Corp. Ltd. (The) .......... 27,737 93,486
Macquarie Group Ltd. ........... 4,672 635,725
Medibank Pvt Ltd. ............. 35,917 89,014
Mineral Resources Ltd. .......... 2,347 83,965
Mirvac Group
(a)
............... 49,339 61,387
National Australia Bank Ltd. ....... 39,172 944,642
Northern Star Resources Ltd. ...... 14,036 121,889
Orica Ltd. ................... 5,916 70,258
Origin Energy Ltd. ............. 21,517 155,675
Pilbara Minerals Ltd.
(b)
.......... 36,594 74,461
Pro Medicus Ltd. .............. 729 69,235
Qantas Airways Ltd.
(c)
........... 12,572 48,927
QBE Insurance Group Ltd. ....... 18,704 215,912
Ramsay Health Care Ltd. ........ 2,295 72,458
REA Group Ltd. ............... 701 91,533
Reece Ltd. .................. 2,861 47,779
Rio Tinto Ltd. ................ 4,714 373,405
Rio Tinto plc ................. 14,216 932,830
Santos Ltd. .................. 42,087 213,525
Scentre Group ................ 66,680 138,208
SEEK Ltd. .................. 4,628 65,688
Seven Group Holdings Ltd. ....... 2,530 63,205
Sonic Healthcare Ltd. ........... 5,750 100,416
South32 Ltd. ................. 59,618 144,639
Stockland
(a)
.................. 29,531 81,794
Suncorp Group Ltd. ............ 16,623 192,228
Telstra Group Ltd. ............. 51,980 125,491
Transurban Group
(a)
............ 38,669 318,925
Treasury Wine Estates Ltd. ....... 10,879 90,017
Vicinity Ltd. .................. 52,795 64,916
Washington H Soul Pattinson & Co. Ltd. 2,711 59,145
Wesfarmers Ltd. .............. 14,459 626,097
Westpac Banking Corp. ......... 44,011 796,914
WiseTech Global Ltd. ........... 2,036 135,351
Woodside Energy Group Ltd. ...... 23,895 449,967
Woolworths Group Ltd. .......... 15,612 350,520
15,823,931
Austria — 0.2%
Erste Group Bank AG ........... 4,223 199,896
Mondi plc ................... 5,529 106,131
OMV AG ................... 1,883 81,849
Verbund AG ................. 878 69,470
Security
Shares
Shares Value
Austria (continued)
voestalpine AG ............... 1,524 $ 41,201
498,547
Belgium — 0.8%
Ageas SA ................... 2,041 93,124
Anheuser-Busch InBev SA/NV ..... 11,412 662,532
D'ieteren Group ............... 260 55,055
Elia Group SA/NV ............. 423 39,507
Groupe Bruxelles Lambert NV ..... 1,105 79,922
KBC Group NV ............... 3,224 227,171
Lotus Bakeries NV ............. 5 51,566
Sofina SA ................... 198 45,056
Syensqo SA ................. 973 86,848
UCB SA .................... 1,583 235,055
Umicore SA ................. 2,657 39,985
Warehouses De Pauw CVA ....... 2,239 60,472
1,676,293
Brazil — 0.0%
Yara International ASA .......... 2,127 61,296
Burkina Faso — 0.0%
Endeavour Mining plc
(b)
.......... 2,311 49,180
Chile — 0.1%
Antofagasta plc ............... 4,848 128,841
China — 0.4%
BOC Hong Kong Holdings Ltd. ..... 46,500 143,485
Prosus NV .................. 18,595 661,210
SITC International Holdings Co. Ltd. . 17,000 46,097
Wharf Holdings Ltd. (The)
(b)
....... 13,000 36,528
Wilmar International Ltd. ......... 22,600 51,534
938,854
Denmark — 3.9%
AP Moller - Maersk A/S , Class A .... 41 69,570
AP Moller - Maersk A/S , Class B .... 58 100,592
Carlsberg A/S , Class B .......... 1,232 147,907
Coloplast A/S , Class B .......... 1,596 191,860
Danske Bank A/S .............. 8,851 263,990
Demant A/S
(c)
................ 1,275 55,221
DSV A/S .................... 2,217 340,305
Genmab A/S
(c)
................ 828 207,491
Novo Nordisk A/S , Class B ....... 41,444 5,930,009
Novonesis (Novozymes) B , Class B . 4,575 279,507
Orsted A/S
(c) (d) (e)
............... 2,416 128,342
Pandora A/S ................. 1,074 161,651
Rockwool A/S , Class B .......... 102 41,349
Tryg A/S .................... 4,545 99,302
Vestas Wind Systems A/S
(c)
....... 12,748 295,600
8,312,696
Finland — 1.0%
Elisa OYJ ................... 1,747 79,983
Fortum OYJ ................. 5,443 79,683
Kesko OYJ , Class B ............ 3,461 60,886
Kone OYJ , Class B ............ 4,407 218,505
Metso OYJ .................. 8,391 89,183
Neste OYJ .................. 5,345 95,379
Nokia OYJ .................. 68,376 260,243
Nordea Bank Abp ............. 39,660 472,788
Orion OYJ , Class B ............ 1,385 59,069
Sampo OYJ , Class A ........... 5,770 248,827
Stora Enso OYJ , Class R ........ 7,327 100,054
UPM-Kymmene OYJ ........... 6,733 236,480

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland (continued)
Wartsila OYJ Abp .............. 6,416 $ 124,382
2,125,462
France — 9.4%
Accor SA ................... 2,525 103,320
Aeroports de Paris SA .......... 395 48,111
Air Liquide SA ................ 7,346 1,267,827
Airbus SE ................... 7,546 1,035,664
Alstom SA .................. 4,392 74,070
Amundi SA
(d) (e)
................ 804 52,000
Arkema SA .................. 729 63,527
AXA SA .................... 22,981 753,116
BioMerieux .................. 551 52,394
BNP Paribas SA .............. 13,011 832,081
Bollore SE .................. 9,369 55,005
Bouygues SA ................ 2,421 77,822
Bureau Veritas SA ............. 3,861 107,294
Capgemini SE ................ 1,990 395,289
Carrefour SA ................. 7,173 101,643
Cie de Saint-Gobain SA ......... 5,754 447,512
Cie Generale des Etablissements
Michelin SCA .............. 8,620 333,173
Covivio SA .................. 612 29,265
Credit Agricole SA ............. 13,581 185,443
Danone SA .................. 8,097 495,940
Dassault Aviation SA ........... 262 47,445
Dassault Systemes SE .......... 8,402 315,923
Edenred SE ................. 3,130 132,749
Eiffage SA .................. 933 85,749
Engie SA ................... 23,207 332,332
EssilorLuxottica SA ............ 3,757 807,661
Eurazeo SE ................. 537 42,820
Gecina SA .................. 601 55,479
Getlink SE .................. 4,327 71,644
Hermes International SCA ........ 402 928,469
Ipsen SA ................... 501 61,552
Kering SA ................... 927 337,192
Klepierre SA ................. 2,844 75,929
La Francaise des Jeux SAEM
(d) (e)
... 1,366 46,526
Legrand SA ................. 3,319 329,428
L'Oreal SA .................. 3,056 1,345,146
LVMH Moet Hennessy Louis Vuitton SE 3,502 2,688,804
Orange SA .................. 23,677 237,492
Pernod Ricard SA ............. 2,560 349,285
Publicis Groupe SA ............ 2,930 311,222
Remy Cointreau SA ............ 300 25,207
Renault SA .................. 2,518 129,135
Rexel SA ................... 2,854 73,829
Safran SA ................... 4,361 919,117
Sartorius Stedim Biotech ......... 393 64,948
SEB SA .................... 330 33,869
Societe Generale SA ........... 8,982 211,176
Sodexo SA .................. 1,160 104,494
Teleperformance SE ............ 735 77,652
Thales SA ................... 1,197 191,482
TotalEnergies SE .............. 27,314 1,828,775
Unibail-Rodamco-Westfield
(a)
...... 1,432 113,167
Veolia Environnement SA ........ 8,666 259,571
Vinci SA .................... 6,374 671,848
Vivendi SE .................. 8,856 92,560
19,910,173
Germany — 8.1%
adidas AG .................. 2,050 489,472
Allianz SE (Registered) .......... 4,995 1,387,266
BASF SE ................... 11,339 548,156
Security
Shares
Shares Value
Germany (continued)
Bayer AG (Registered) .......... 12,329 $ 347,530
Bayerische Motoren Werke AG .... 4,053 383,379
Bechtle AG .................. 1,038 48,826
Beiersdorf AG ................ 1,247 182,518
Brenntag SE ................. 1,628 109,825
Carl Zeiss Meditec AG .......... 529 37,191
Commerzbank AG ............. 13,381 202,966
Continental AG ............... 1,422 80,538
Covestro AG
(c) (d) (e)
.............. 2,490 145,956
CTS Eventim AG & Co. KGaA ..... 792 65,934
Daimler Truck Holding AG ........ 6,799 271,165
Deutsche Bank AG (Registered) .... 24,097 385,132
Deutsche Boerse AG ........... 2,407 491,983
Deutsche Lufthansa AG (Registered) 8,000 49,070
Deutsche Post AG ............. 12,588 511,160
Deutsche Telekom AG (Registered)
(b)
41,162 1,034,627
E.ON SE ................... 28,698 377,169
Evonik Industries AG ........... 3,255 66,418
Fresenius Medical Care AG ....... 2,588 98,905
Fresenius SE & Co. KGaA
(c)
...... 5,288 157,975
GEA Group AG ............... 1,958 81,401
Hannover Rueck SE ............ 747 189,094
Heidelberg Materials AG ......... 1,734 179,251
Henkel AG & Co. KGaA ......... 1,253 98,582
Infineon Technologies AG ........ 16,594 609,005
Knorr-Bremse AG ............. 925 70,702
LEG Immobilien SE ............ 886 72,383
Mercedes-Benz Group AG ........ 10,234 708,311
Merck KGaA ................. 1,648 272,539
MTU Aero Engines AG .......... 699 178,212
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,733 866,423
Nemetschek SE ............... 741 72,342
Puma SE ................... 1,324 60,811
Rational AG ................. 65 53,893
Rheinmetall AG ............... 547 278,760
RWE AG ................... 7,979 273,722
SAP SE .................... 13,261 2,663,811
Scout24 SE
(d) (e)
............... 949 72,507
Siemens AG (Registered) ........ 9,673 1,800,391
Siemens Energy AG
(c)
........... 7,613 198,506
Siemens Healthineers AG
(d) (e)
...... 3,577 205,996
Symrise AG ................. 1,720 210,454
Talanx AG ................... 822 65,505
Volkswagen AG ............... 401 48,049
Vonovia SE .................. 9,494 270,184
Zalando SE
(c) (d) (e)
.............. 2,782 65,306
17,139,301
Hong Kong — 1.6%
AIA Group Ltd. ............... 143,154 968,544
CK Asset Holdings Ltd. .......... 25,159 94,247
CK Infrastructure Holdings Ltd. ..... 9,000 50,826
CLP Holdings Ltd. ............. 20,783 168,095
Futu Holdings Ltd. , ADR
(c)
........ 632 41,462
Hang Seng Bank Ltd. ........... 9,574 123,087
Henderson Land Development Co. Ltd. 18,836 50,503
HKT Trust & HKT Ltd.
(a)
.......... 50,100 56,194
Hong Kong & China Gas Co. Ltd. ... 140,220 106,559
Hong Kong Exchanges & Clearing Ltd. 15,007 480,271
Hongkong Land Holdings Ltd.
(b)
.... 13,800 44,461
Jardine Matheson Holdings Ltd.
(b)
... 2,000 70,599
Link REIT ................... 32,040 124,423
MTR Corp. Ltd. ............... 20,000 63,128
Power Assets Holdings Ltd. ....... 18,500 99,983
Prudential plc ................ 34,524 313,030

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
Sino Land Co. Ltd. ............. 45,311 $ 46,630
Sun Hung Kai Properties Ltd. ...... 18,000 155,962
Swire Pacific Ltd. , Class A ........ 5,000 44,143
Swire Properties Ltd. ........... 15,600 24,853
Techtronic Industries Co. Ltd. ...... 17,500 199,498
WH Group Ltd.
(d) (e)
............. 100,500 66,150
Wharf Real Estate Investment Co. Ltd. 21,953 58,185
3,450,833
Ireland — 0.5%
AerCap Holdings NV ........... 2,537 236,448
AIB Group plc ................ 21,617 114,161
Bank of Ireland Group plc ........ 13,611 142,187
Kerry Group plc , Class A ......... 1,915 155,190
Kingspan Group plc ............ 1,962 166,746
Smurfit Kappa Group plc ......... 3,336 148,795
963,527
Israel — 0.6%
Azrieli Group Ltd. .............. 564 32,952
Bank Hapoalim BM ............ 16,068 141,906
Bank Leumi Le-Israel BM ........ 19,532 159,217
Check Point Software Technologies
Ltd.
(c)
.................... 1,184 195,360
Elbit Systems Ltd. ............. 363 63,166
Global-e Online Ltd.
(c)
........... 1,152 41,783
ICL Group Ltd. ................ 9,360 40,250
Israel Discount Bank Ltd. , Class A .. 15,550 77,602
Mizrahi Tefahot Bank Ltd. ........ 1,858 63,008
Nice Ltd.
(c)
.................. 819 140,898
Teva Pharmaceutical Industries Ltd. ,
ADR
(c)
................... 13,824 224,640
Wix.com Ltd.
(c)
................ 700 111,349
1,292,131
Italy — 2.4%
Amplifon SpA ................ 1,578 56,114
Assicurazioni Generali SpA ....... 13,007 323,796
Banco BPM SpA .............. 16,921 108,900
Coca-Cola HBC AG ............ 2,947 100,299
Davide Campari-Milano NV ....... 7,832 74,152
DiaSorin SpA ................ 323 32,132
Enel SpA ................... 102,609 711,983
Eni SpA .................... 27,767 426,353
Ferrari NV .................. 1,581 645,193
FinecoBank Banca Fineco SpA .... 7,920 117,685
Infrastrutture Wireless Italiane SpA
(d) (e)
4,226 44,017
Intesa Sanpaolo SpA ........... 185,078 687,826
Leonardo SpA ................ 3,567 82,643
Mediobanca Banca di Credito
Finanziario SpA ............. 6,453 94,459
Moncler SpA ................. 2,792 171,272
Nexi SpA
(c) (d) (e)
................ 7,615 46,421
Poste Italiane SpA
(d) (e)
........... 5,785 73,611
Prysmian SpA ................ 3,360 207,436
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 72,346
Snam SpA .................. 25,938 114,543
Telecom Italia SpA
(c)
............ 125,782 30,084
Terna - Rete Elettrica Nazionale .... 17,272 133,143
UniCredit SpA ................ 19,502 721,692
5,076,100
Japan — 22.6%
Advantest Corp. ............... 9,600 389,049
Aeon Co. Ltd. ................ 8,100 173,364
AGC, Inc.
(b)
.................. 2,500 81,347
Security
Shares
Shares Value
Japan (continued)
Aisin Corp. .................. 1,900 $ 62,071
Ajinomoto Co., Inc. ............. 6,000 211,171
ANA Holdings, Inc. ............. 2,000 36,966
Asahi Group Holdings Ltd. ........ 6,100 215,846
Asahi Kasei Corp. ............. 15,700 100,811
Asics Corp. .................. 8,000 123,345
Astellas Pharma, Inc. ........... 23,200 228,885
Bandai Namco Holdings, Inc. ...... 7,500 146,935
Bridgestone Corp. ............. 7,200 284,108
Brother Industries Ltd. .......... 3,000 52,993
Canon, Inc. .................. 12,700 344,521
Capcom Co. Ltd. .............. 4,400 83,234
Central Japan Railway Co. ....... 9,800 212,436
Chiba Bank Ltd. (The) ........... 6,300 56,469
Chubu Electric Power Co., Inc. ..... 8,100 95,688
Chugai Pharmaceutical Co. Ltd. .... 8,500 302,671
Concordia Financial Group Ltd. .... 14,300 84,706
Dai Nippon Printing Co. Ltd. ...... 2,700 91,100
Daifuku Co. Ltd. ............... 3,900 73,250
Dai-ichi Life Holdings, Inc. ........ 11,800 316,002
Daiichi Sankyo Co. Ltd. .......... 23,539 818,068
Daikin Industries Ltd. ........... 3,400 473,333
Daito Trust Construction Co. Ltd. ... 700 72,458
Daiwa House Industry Co. Ltd. ..... 7,600 193,495
Daiwa Securities Group, Inc. ...... 16,900 129,747
Denso Corp. ................. 23,800 371,495
Dentsu Group, Inc. ............. 2,600 65,833
Disco Corp. .................. 1,200 457,080
East Japan Railway Co. ......... 11,400 189,806
Eisai Co. Ltd. ................ 3,300 135,840
ENEOS Holdings, Inc. .......... 35,850 184,751
FANUC Corp. ................ 12,000 329,433
Fast Retailing Co. Ltd. .......... 2,200 556,471
Fuji Electric Co. Ltd. ............ 1,600 91,425
FUJIFILM Holdings Corp. ........ 14,100 330,739
Fujitsu Ltd. .................. 22,000 345,037
Hamamatsu Photonics KK ........ 1,700 45,668
Hankyu Hanshin Holdings, Inc. ..... 3,000 80,026
Hikari Tsushin, Inc. ............. 200 37,464
Hitachi Construction Machinery Co. Ltd. 1,400 37,541
Hitachi Ltd. .................. 58,500 1,317,205
Honda Motor Co. Ltd. ........... 57,900 622,425
Hoshizaki Corp. ............... 1,400 44,531
Hoya Corp. .................. 4,500 526,227
Hulic Co. Ltd. ................ 4,700 41,775
Ibiden Co. Ltd. ................ 1,300 53,212
Idemitsu Kosan Co. Ltd. ......... 12,125 78,807
Inpex Corp.
(b)
................ 12,100 177,694
Isuzu Motors Ltd. .............. 7,300 97,050
ITOCHU Corp. ............... 15,000 737,373
Japan Airlines Co. Ltd. .......... 1,500 23,700
Japan Exchange Group, Inc. ...... 6,300 147,756
Japan Post Bank Co. Ltd. ........ 18,600 176,607
Japan Post Holdings Co. Ltd. ...... 26,400 262,409
Japan Post Insurance Co. Ltd. ..... 2,300 44,731
Japan Real Estate Investment Corp. . 15 47,412
Japan Tobacco, Inc.
(b)
........... 15,400 417,023
JFE Holdings, Inc. ............. 7,300 105,358
Kajima Corp. ................. 5,200 90,199
Kansai Electric Power Co., Inc. (The) 9,000 151,126
Kao Corp. ................... 5,900 238,873
Kawasaki Kisen Kaisha Ltd. ....... 5,400 78,748
KDDI Corp. .................. 19,000 503,339
Keisei Electric Railway Co. Ltd. .... 1,600 51,741
Keyence Corp. ............... 2,456 1,074,938

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Kikkoman Corp. ............... 8,500 $ 98,787
Kintetsu Group Holdings Co. Ltd. ... 2,100 45,804
Kirin Holdings Co. Ltd.
(b)
......... 9,700 125,301
Kobe Bussan Co. Ltd. ........... 2,000 44,552
Koito Manufacturing Co. Ltd. ...... 2,900 39,980
Komatsu Ltd. ................ 11,600 338,831
Konami Group Corp. ........... 1,200 86,765
Kubota Corp. ................ 13,000 182,689
Kyocera Corp. ................ 16,400 189,155
Kyowa Kirin Co. Ltd. ............ 3,500 59,992
Lasertec Corp. ............... 1,000 224,480
LY Corp. .................... 33,400 80,650
M3, Inc. .................... 5,600 53,581
Makita Corp. ................. 2,700 73,921
Marubeni Corp. ............... 18,400 341,183
MatsukiyoCocokara & Co. ........ 4,200 60,314
Mazda Motor Corp. ............ 7,600 73,272
McDonald's Holdings Co. Japan Ltd. . 1,000 39,465
MEIJI Holdings Co. Ltd. ......... 3,000 64,884
MinebeaMitsumi, Inc. ........... 4,600 94,764
Mitsubishi Chemical Group Corp. ... 15,800 88,034
Mitsubishi Corp. ............... 43,400 853,153
Mitsubishi Electric Corp. ......... 24,300 389,410
Mitsubishi Estate Co. Ltd. ........ 14,200 223,557
Mitsubishi HC Capital, Inc. ........ 10,500 69,473
Mitsubishi Heavy Industries Ltd. .... 40,000 430,603
Mitsubishi UFJ Financial Group, Inc. . 140,460 1,515,848
Mitsui & Co. Ltd. .............. 32,800 748,057
Mitsui Chemicals, Inc. ........... 2,000 55,383
Mitsui Fudosan Co. Ltd. ......... 34,300 315,694
Mitsui OSK Lines Ltd. ........... 4,200 126,280
Mizuho Financial Group, Inc. ...... 30,370 639,209
MonotaRO Co. Ltd. ............ 3,000 35,135
MS&AD Insurance Group Holdings, Inc. 16,500 368,379
Murata Manufacturing Co. Ltd. ..... 21,900 453,514
NEC Corp. .................. 3,200 263,861
Nexon Co. Ltd. ............... 4,300 79,998
Nidec Corp. ................. 5,300 238,497
Nintendo Co. Ltd. .............. 13,200 704,901
Nippon Building Fund, Inc. ........ 19 66,649
Nippon Express Holdings, Inc.
(b)
.... 1,000 46,281
Nippon Paint Holdings Co. Ltd. ..... 12,400 81,059
Nippon Prologis REIT, Inc. ........ 27 42,143
Nippon Sanso Holdings Corp. ..... 2,200 65,334
Nippon Steel Corp. ............. 10,900 231,063
Nippon Telegraph & Telephone Corp. 375,000 354,601
Nippon Yusen KK .............. 6,000 175,061
Nissan Chemical Corp. .......... 1,500 47,677
Nissan Motor Co. Ltd. ........... 28,700 97,435
Nissin Foods Holdings Co. Ltd. .... 2,400 61,022
Nitori Holdings Co. Ltd. .......... 1,000 105,867
Nitto Denko Corp. ............. 1,900 150,702
Nomura Holdings, Inc. .......... 37,900 218,923
Nomura Real Estate Holdings, Inc. .. 1,600 40,277
Nomura Real Estate Master Fund, Inc. 52 46,192
Nomura Research Institute Ltd. .... 5,010 141,601
NTT Data Group Corp. .......... 7,700 113,752
Obayashi Corp. ............... 8,600 102,773
Obic Co. Ltd. ................. 900 116,129
Olympus Corp. ............... 15,300 246,978
Omron Corp. ................. 2,100 72,719
Ono Pharmaceutical Co. Ltd. ...... 4,700 64,218
Oracle Corp. Japan ............ 500 34,502
Oriental Land Co. Ltd. .......... 13,900 388,423
ORIX Corp. .................. 14,800 328,025
Security
Shares
Shares Value
Japan (continued)
Osaka Gas Co. Ltd. ............ 5,000 $ 110,502
Otsuka Corp. ................ 2,800 54,007
Otsuka Holdings Co. Ltd. ........ 5,300 223,908
Pan Pacific International Holdings Corp. 4,700 109,942
Panasonic Holdings Corp. ........ 29,600 243,327
Rakuten Group, Inc.
(c)
........... 19,900 103,091
Recruit Holdings Co. Ltd. ........ 18,900 1,016,956
Renesas Electronics Corp. ....... 18,800 356,535
Resona Holdings, Inc. .......... 27,400 182,269
Ricoh Co. Ltd. ................ 7,200 61,712
Rohm Co. Ltd. ................ 4,400 58,818
SBI Holdings, Inc. ............. 3,445 87,436
SCREEN Holdings Co. Ltd. ....... 1,000 90,659
SCSK Corp. ................. 2,100 42,014
Secom Co. Ltd. ............... 2,700 159,905
Seiko Epson Corp. ............. 3,700 57,842
Sekisui Chemical Co. Ltd. ........ 5,000 69,413
Sekisui House Ltd. ............. 7,800 173,357
Seven & i Holdings Co. Ltd. ....... 28,020 342,409
SG Holdings Co. Ltd. ........... 3,600 33,290
Shimadzu Corp. ............... 3,100 77,698
Shimano, Inc. ................ 1,000 154,544
Shin-Etsu Chemical Co. Ltd. ...... 22,700 882,613
Shionogi & Co. Ltd. ............ 3,100 120,740
Shiseido Co. Ltd. .............. 5,200 148,196
Shizuoka Financial Group, Inc. ..... 5,700 55,101
SMC Corp. .................. 800 381,166
SoftBank Corp. ............... 36,600 447,619
SoftBank Group Corp. .......... 13,100 842,608
Sompo Holdings, Inc. ........... 11,400 244,230
Sony Group Corp. ............. 15,800 1,346,495
Subaru Corp. ................ 7,800 165,870
SUMCO Corp. ................ 4,200 60,756
Sumitomo Corp. .............. 13,300 334,122
Sumitomo Electric Industries Ltd. ... 9,200 143,838
Sumitomo Metal Mining Co. Ltd. .... 3,100 94,189
Sumitomo Mitsui Financial Group, Inc. 16,100 1,080,711
Sumitomo Mitsui Trust Holdings, Inc. . 8,200 188,446
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 112,130
Suntory Beverage & Food Ltd.
(b)
.... 1,800 63,929
Suzuki Motor Corp. ............ 20,000 230,892
Sysmex Corp. ................ 6,300 101,694
T&D Holdings, Inc. ............. 6,400 111,789
Taisei Corp. ................. 2,200 81,846
Takeda Pharmaceutical Co. Ltd. .... 20,071 520,607
TDK Corp. .................. 4,800 295,161
Terumo Corp. ................ 16,800 278,631
TIS, Inc. .................... 2,900 56,341
Toho Co. Ltd. ................ 1,500 43,881
Tokio Marine Holdings, Inc. ....... 23,900 898,139
Tokyo Electric Power Co. Holdings,
Inc.
(c)
.................... 19,200 103,392
Tokyo Electron Ltd. ............ 6,000 1,313,403
Tokyo Gas Co. Ltd. ............ 4,800 103,334
Tokyu Corp. ................. 6,600 72,879
TOPPAN Holdings, Inc. .......... 2,800 77,673
Toray Industries, Inc. ........... 16,800 79,678
TOTO Ltd. .................. 1,700 40,051
Toyota Industries Corp. .......... 1,900 161,624
Toyota Motor Corp. ............ 134,700 2,763,704
Toyota Tsusho Corp. ............ 7,800 152,436
Trend Micro, Inc. .............. 1,600 65,217
Unicharm Corp. ............... 5,100 163,890
West Japan Railway Co. ......... 5,400 100,761

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Yakult Honsha Co. Ltd. .......... 3,200 $ 57,333
Yamaha Motor Co. Ltd.
(b)
......... 11,100 103,195
Yamato Holdings Co. Ltd. ........ 3,700 40,774
Yaskawa Electric Corp. .......... 3,200 115,389
Yokogawa Electric Corp. ......... 3,000 72,858
Zensho Holdings Co. Ltd. ........ 1,200 45,750
ZOZO, Inc. .................. 1,400 35,002
47,989,416
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 51,988
Luxembourg — 0.1%
ArcelorMittal SA ............... 6,255 143,297
Eurofins Scientific SE ........... 1,690 84,617
227,914
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 130,310
Sands China Ltd.
(b) (c)
............ 30,400 63,211
193,521
Netherlands — 4.9%
ABN AMRO Bank NV , CVA
(d) (e)
..... 5,581 91,661
Adyen NV
(c) (d) (e)
............... 274 325,423
Aegon Ltd. .................. 18,241 112,783
Akzo Nobel NV ............... 2,217 135,125
Argenx SE
(c)
................. 751 325,850
ASM International NV ........... 595 454,804
ASML Holding NV ............. 5,079 5,176,346
ASR Nederland NV ............ 2,038 97,026
BE Semiconductor Industries NV ... 983 164,211
Euronext NV
(d) (e)
............... 1,072 99,343
EXOR NV ................... 1,285 134,227
Heineken Holding NV ........... 1,653 130,289
Heineken NV ................ 3,666 354,671
IMCD NV ................... 713 98,285
ING Groep NV ................ 42,052 722,565
JDE Peet's NV ............... 1,239 24,712
Koninklijke Ahold Delhaize NV ..... 12,047 354,508
Koninklijke KPN NV ............ 50,131 192,139
Koninklijke Philips NV
(c)
.......... 10,375 260,916
NN Group NV ................ 3,213 149,335
OCI NV .................... 1,324 32,337
Randstad NV ................ 1,394 63,291
Universal Music Group NV ....... 10,510 312,654
Wolters Kluwer NV ............. 3,159 521,672
10,334,173
New Zealand — 0.3%
Auckland International Airport Ltd. .. 15,598 72,491
Fisher & Paykel Healthcare Corp. Ltd. 7,121 130,337
Mercury NZ Ltd. ............... 8,325 33,290
Meridian Energy Ltd. ........... 17,039 65,280
Spark New Zealand Ltd. ......... 24,652 62,465
Xero Ltd.
(c)
.................. 1,890 170,925
534,788
Norway — 0.6%
Aker BP ASA ................. 3,993 102,032
DNB Bank ASA ............... 11,307 221,853
Equinor ASA
(b)
................ 11,441 327,714
Gjensidige Forsikring ASA ........ 2,659 47,455
Kongsberg Gruppen ASA ........ 1,124 91,531
Mowi ASA ................... 5,916 98,326
Norsk Hydro ASA .............. 17,128 106,784
Orkla ASA ................... 8,334 67,582
Security
Shares
Shares Value
Norway (continued)
Salmar ASA ................. 807 $ 42,323
Telenor ASA ................. 8,005 91,244
1,196,844
Poland — 0.0%
InPost SA
(c)
.................. 2,540 44,693
Portugal — 0.2%
EDP - Energias de Portugal SA .... 40,013 150,021
Galp Energia SGPS SA ......... 5,774 121,952
Jeronimo Martins SGPS SA ....... 3,761 73,505
345,478
Singapore — 1.5%
CapitaLand Ascendas REIT ....... 48,190 90,796
CapitaLand Integrated Commercial
Trust .................... 70,756 103,017
CapitaLand Investment Ltd. ....... 34,092 66,674
DBS Group Holdings Ltd. ........ 25,153 662,500
Genting Singapore Ltd. .......... 80,400 51,106
Grab Holdings Ltd. , Class A
(c)
...... 27,203 96,571
Keppel Ltd. .................. 19,002 90,326
Oversea-Chinese Banking Corp. Ltd. 42,535 451,696
Sea Ltd. , ADR, Class A
(b) (c)
........ 4,679 334,174
Sembcorp Industries Ltd. ........ 11,400 40,294
Singapore Airlines Ltd. .......... 18,000 91,457
Singapore Exchange Ltd. ........ 9,500 66,247
Singapore Technologies Engineering
Ltd. ..................... 20,781 66,174
Singapore Telecommunications Ltd. . 105,750 213,993
STMicroelectronics NV .......... 8,602 336,923
United Overseas Bank Ltd. ....... 16,059 370,422
3,132,370
South Africa — 0.2%
Anglo American plc ............ 16,043 506,967
South Korea — 0.0%
Delivery Hero SE
(c) (d) (e)
........... 2,437 57,890
Spain — 2.5%
Acciona SA .................. 310 36,687
ACS Actividades de Construccion y
Servicios SA ............... 2,618 113,077
Aena SME SA
(d) (e)
.............. 947 191,765
Amadeus IT Group SA .......... 5,665 376,974
Banco Bilbao Vizcaya Argentaria SA . 73,548 738,311
Banco de Sabadell SA .......... 69,032 133,276
Banco Santander SA ........... 203,021 944,611
CaixaBank SA ................ 47,465 252,065
Cellnex Telecom SA
(b) (d) (e)
......... 6,280 204,254
EDP Renovaveis SA ............ 3,744 52,316
Endesa SA .................. 4,163 78,218
Grifols SA , Class A
(c)
............ 3,727 31,519
Iberdrola SA ................. 73,416 952,567
Industria de Diseno Textil SA ...... 13,885 689,021
Redeia Corp. SA .............. 5,101 89,198
Repsol SA .................. 15,288 242,447
Telefonica SA ................ 62,131 263,202
5,389,508
Sweden — 3.2%
Alfa Laval AB ................ 3,624 158,701
Assa Abloy AB , Class B ......... 12,770 361,653
Atlas Copco AB , Class A ......... 33,777 634,206
Atlas Copco AB , Class B ......... 19,432 313,774
Beijer Ref AB , Class B .......... 5,135 79,257
Boliden AB .................. 3,567 114,718

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Epiroc AB , Class A ............. 8,088 $ 162,062
Epiroc AB , Class B ............. 5,107 93,743
EQT AB .................... 4,729 138,642
Essity AB , Class B ............. 7,695 196,721
Evolution AB
(d) (e)
............... 2,298 239,197
Fastighets AB Balder , Class B
(c)
.... 7,698 52,844
Getinge AB , Class B ............ 2,861 48,597
H & M Hennes & Mauritz AB , Class B 8,333 131,996
Hexagon AB , Class B ........... 26,573 301,105
Holmen AB , Class B ............ 938 36,908
Husqvarna AB , Class B .......... 4,258 34,050
Industrivarden AB , Class A ....... 1,637 55,763
Industrivarden AB , Series C , Class C 1,883 63,583
Indutrade AB ................. 3,433 88,176
Investment AB Latour , Class B ..... 1,900 51,322
Investor AB , Class B ............ 22,066 604,676
L E Lundbergforetagen AB , Class B . 1,010 49,951
Lifco AB , Class B .............. 2,916 80,036
Nibe Industrier AB , Class B ....... 19,050 80,344
Saab AB , Class B ............. 4,040 97,060
Sagax AB , Class B ............. 2,795 71,625
Sandvik AB .................. 13,403 269,324
Securitas AB , Class B ........... 6,541 64,837
Skandinaviska Enskilda Banken AB ,
Class A .................. 19,986 295,487
Skanska AB , Class B ........... 4,093 73,839
SKF AB , Class B .............. 4,114 82,680
Svenska Cellulosa AB SCA , Class B . 7,777 114,453
Svenska Handelsbanken AB , Class A 18,412 175,948
Swedbank AB , Class A .......... 10,840 223,285
Swedish Orphan Biovitrum AB
(c)
.... 2,426 64,913
Tele2 AB , Class B ............. 7,161 72,286
Telefonaktiebolaget LM Ericsson , Class
B ...................... 36,722 227,941
Telia Co. AB ................. 29,749 79,760
Trelleborg AB , Class B .......... 2,734 106,397
Volvo AB , Class A ............. 2,528 66,090
Volvo AB , Class B ............. 20,173 518,334
Volvo Car AB , Class B
(c)
......... 10,511 32,500
6,808,784
Switzerland — 6.3%
ABB Ltd. (Registered) ........... 20,350 1,128,426
Adecco Group AG (Registered) .... 2,047 67,909
Alcon, Inc. .................. 6,291 559,219
Avolta AG ................... 1,260 48,985
Bachem Holding AG ............ 390 35,637
Baloise Holding AG (Registered) ... 599 105,606
Banque Cantonale Vaudoise
(Registered)
(b)
.............. 383 40,637
Barry Callebaut AG (Registered) .... 41 66,839
BKW AG ................... 269 42,937
Chocoladefabriken Lindt & Spruengli
AG ..................... 12 140,170
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 115,273
Cie Financiere Richemont SA
(Registered) ............... 6,827 1,066,944
Clariant AG (Registered) ......... 2,648 41,715
DSM-Firmenich AG ............ 2,371 266,987
EMS-Chemie Holding AG (Registered) 88 72,012
Geberit AG (Registered) ......... 425 250,347
Givaudan SA (Registered) ........ 118 558,921
Helvetia Holding AG (Registered) ... 461 62,309
Julius Baer Group Ltd. .......... 2,571 143,802
Security
Shares
Shares Value
Switzerland (continued)
Kuehne + Nagel International AG
(Registered) ............... 661 $ 190,224
Logitech International SA (Registered) 2,078 199,988
Lonza Group AG (Registered) ..... 938 510,652
Novartis AG (Registered) ........ 25,030 2,664,986
Partners Group Holding AG ....... 287 367,520
Sandoz Group AG ............. 5,236 189,795
Schindler Holding AG ........... 508 127,459
Schindler Holding AG (Registered) .. 295 73,540
SGS SA (Registered) ........... 1,888 168,319
SIG Group AG ................ 3,869 71,096
Sika AG (Registered) ........... 1,938 553,221
Sonova Holding AG (Registered) ... 630 194,082
Straumann Holding AG (Registered) . 1,401 172,937
Swatch Group AG (The) ......... 366 74,985
Swatch Group AG (The) (Registered) 685 28,046
Swiss Life Holding AG (Registered) .. 372 273,023
Swiss Prime Site AG (Registered) ... 947 89,676
Swisscom AG (Registered) ....... 329 185,002
Temenos AG (Registered) ........ 760 52,372
UBS Group AG (Registered) ...... 41,769 1,226,762
VAT Group AG
(d) (e)
............. 338 190,854
Zurich Insurance Group AG ....... 1,861 991,347
13,410,561
United Kingdom — 11.2%
3i Group plc ................. 12,301 474,092
Admiral Group plc ............. 3,309 109,346
Ashtead Group plc ............. 5,475 365,039
Associated British Foods plc ...... 4,074 127,206
AstraZeneca plc .............. 19,688 3,064,104
Auto Trader Group plc
(d) (e)
........ 11,030 111,019
Aviva plc ................... 35,286 212,538
BAE Systems plc .............. 38,619 643,263
Barclays plc ................. 192,014 507,381
Barratt Developments plc ........ 12,384 73,550
Berkeley Group Holdings plc ...... 1,233 71,242
BP plc ..................... 214,995 1,294,437
British American Tobacco plc ...... 25,469 782,400
BT Group plc ................. 81,241 144,028
Bunzl plc ................... 4,215 160,145
Burberry Group plc ............. 4,331 48,096
Centrica plc ................. 71,254 121,452
CK Hutchison Holdings Ltd. ....... 34,159 162,941
Coca-Cola Europacific Partners plc .. 2,626 191,357
Compass Group plc ............ 21,798 593,850
Croda International plc .......... 1,754 87,260
DCC plc .................... 1,285 89,683
Diageo plc .................. 28,259 887,163
Entain plc ................... 8,144 64,579
Flutter Entertainment plc
(c)
........ 2,227 405,087
Halma plc ................... 4,761 162,281
Hargreaves Lansdown plc ........ 4,262 60,752
HSBC Holdings plc ............ 241,006 2,080,366
Imperial Brands plc ............ 10,350 264,844
Informa plc .................. 16,919 182,589
InterContinental Hotels Group plc ... 2,042 214,566
Intertek Group plc ............. 2,023 122,291
J Sainsbury plc ............... 20,732 66,795
JD Sports Fashion plc ........... 32,430 48,698
Kingfisher plc ................ 22,366 70,133
Land Securities Group plc ........ 9,146 71,463
Legal & General Group plc ....... 73,837 211,437
Lloyds Banking Group plc ........ 801,159 552,572
London Stock Exchange Group plc .. 5,782 685,620
M&G plc .................... 28,223 72,556

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
Melrose Industries plc ........... 17,233 $ 120,018
National Grid plc .............. 60,796 678,857
NatWest Group plc ............. 83,098 326,916
Next plc .................... 1,505 171,748
Pearson plc ................. 8,279 103,381
Persimmon plc ............... 4,139 70,236
Phoenix Group Holdings plc ...... 9,423 62,031
Reckitt Benckiser Group plc ....... 9,004 487,110
RELX plc ................... 23,908 1,095,438
Rentokil Initial plc .............. 31,528 183,102
Rolls-Royce Holdings plc
(c)
....... 107,406 616,858
Sage Group plc (The) ........... 12,763 174,857
Schroders plc ................ 10,539 48,232
Segro plc ................... 16,313 184,568
Severn Trent plc .............. 3,499 105,318
Smith & Nephew plc ............ 11,036 136,762
Smiths Group plc .............. 4,286 92,220
Spirax Group plc .............. 917 98,284
SSE plc .................... 13,882 313,505
Standard Chartered plc .......... 28,899 260,943
Taylor Wimpey plc ............. 45,830 82,069
Tesco plc ................... 87,943 339,704
Unilever plc .................. 31,817 1,746,351
United Utilities Group plc ......... 8,430 104,723
Vodafone Group plc ............ 286,017 253,079
Whitbread plc ................ 2,445 91,760
Wise plc , Class A
(c)
............. 7,986 68,493
WPP plc .................... 13,817 126,518
23,801,302
United States — 8.3%
CSL Ltd. .................... 6,123 1,200,704
CyberArk Software Ltd.
(c)
......... 543 148,467
Experian plc ................. 11,689 543,033
Ferrovial SE ................. 6,518 253,210
GSK plc .................... 52,639 1,012,470
Haleon plc .................. 87,578 356,330
Holcim AG .................. 6,648 587,631
James Hardie Industries plc , CDI
(c)
.. 5,470 171,198
Monday.com Ltd.
(c)
............. 466 112,194
Nestle SA (Registered) .......... 33,908 3,461,135
QIAGEN NV
(c)
................ 2,751 113,666
Roche Holding AG ............. 9,318 2,592,653
Sanofi SA ................... 14,456 1,394,181
Schneider Electric SE ........... 6,885 1,650,649
Shell plc .................... 81,921 2,938,343
Stellantis NV ................. 27,940 552,338
Swiss Re AG ................. 3,811 472,476
Tenaris SA .................. 6,279 96,586
17,657,264
Total Common Stocks — 98.5%
(Cost: $ 168,416,767 ) ............................. 209,130,626
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 733 64,724
Dr. Ing h c F Porsche AG (Preference)
(d)
1,439 107,052
Henkel AG & Co. KGaA (Preference) 2,107 187,600
Porsche Automobil Holding SE
(Preference) ............... 1,910 86,202
Sartorius AG (Preference) ........ 345 80,760
Security
Shares
Shares Value
Germany (continued)
Volkswagen AG (Preference) ...... 2,581 $ 291,431
817,769
Total Preferred Stocks — 0.4%
(Cost: $ 792,714 ) ................................ 817,769
Rights
Italy — 0.0%
Amplifon SpA ( Expires 07/09/24 , Strike
Price EUR 29.56 )
(c)
.......... 1,578 —
Total Rights — 0.0%
(Cost: $ 0 ) .................................... —
Total Long-Term Investments — 98 .9%
(Cost: $ 169,209,481 ) ............................. 209,948,395
Short-Term Securities
Money Market Funds — 1.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 5.48%
(h)
....... 2,581,108 2,582,141
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19% ...... 69,174 69,174
Total Short-Term Securities — 1 .3%
(Cost: $ 2,651,264 ) .............................. 2,651,315
Total Investments — 100.2%
(Cost: $ 171,860,745 ) ............................. 212,599,710
Liabilities in Excess of Other Assets — (0.2) % ............ (396,473)
Net Assets — 100.0% .............................. $ 212,203,237
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
10
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,584,614
(a)
$ — $ (2,524) $ 51 $ 2,582,141 2,581,108 $ 14,393
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 163,895 — (94,721)
(a)
— — 69,174 69,174 2,975 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 729,244 — (727,819)
(a)
(1,405) (20) — — — —
$ (3,929) $ 31 $ 2,651,315 $ 17,368 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 4 09/12/24 $ 494 $ 9,619
SPI 200 Index ............................................................ 2 09/19/24 259 1,813
EURO STOXX 50 Index ..................................................... 18 09/20/24 948 2,208
FTSE 100 Index ........................................................... 5 09/20/24 518 (1,963)
$ 11,677
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 13,640 $ — $ — $ — $ 13,640
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,963 $ — $ — $ — $ 1,963
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 69,578 $ — $ — $ — $ 69,578
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 6,724 $ — $ — $ — $ 6,724
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,271,198

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International Index V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 15,823,931 $ — $ 15,823,931
Austria .............................................. 106,131 392,416 — 498,547
Belgium ............................................. 51,566 1,624,727 — 1,676,293
Brazil ............................................... — 61,296 — 61,296
Burkina Faso .......................................... — 49,180 — 49,180
Chile ............................................... — 128,841 — 128,841
China ............................................... — 938,854 — 938,854
Denmark ............................................. — 8,312,696 — 8,312,696
Finland .............................................. — 2,125,462 — 2,125,462
France .............................................. — 19,910,173 — 19,910,173
Germany ............................................ — 17,139,301 — 17,139,301
Hong Kong ........................................... 41,462 3,409,371 — 3,450,833
Ireland .............................................. 236,448 727,079 — 963,527
Israel ............................................... 573,132 718,999 — 1,292,131
Italy ................................................ — 5,076,100 — 5,076,100
Japan ............................................... — 47,989,416 — 47,989,416
Jordan .............................................. — 51,988 — 51,988
Luxembourg .......................................... — 227,914 — 227,914
Macau .............................................. — 193,521 — 193,521
Netherlands ........................................... — 10,334,173 — 10,334,173
New Zealand .......................................... 233,526 301,262 — 534,788
Norway .............................................. 91,244 1,105,600 — 1,196,844
Poland .............................................. — 44,693 — 44,693
Portugal ............................................. — 345,478 — 345,478
Singapore ............................................ 430,745 2,701,625 — 3,132,370
South Africa ........................................... — 506,967 — 506,967
South Korea .......................................... — 57,890 — 57,890
Spain ............................................... — 5,389,508 — 5,389,508
Sweden ............................................. 64,913 6,743,871 — 6,808,784
Switzerland ........................................... — 13,410,561 — 13,410,561
United Kingdom ........................................ 191,357 23,609,945 — 23,801,302
United States .......................................... 260,661 17,396,603 — 17,657,264
Preferred Securities ....................................... — 817,769 — 817,769
Rights ................................................ — — — —
Short-Term Securities
Money Market Funds ...................................... 2,651,315 — — 2,651,315
$ 4,932,500 $ 207,667,210 $ — $ 212,599,710
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 13,640 $ — $ 13,640
Liabilities
Equity contracts ........................................... — (1,963) — (1,963)
$ — $ 11,677 $ — $ 11,677
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
13
Statement of Assets and Liabilities
BlackRock
International
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 209,948,395
Investments, at value — affiliated
(c)
.......................................................................................... 2,651,315
Cash ............................................................................................................. 5,946
Cash pledged: –
Futures contracts .................................................................................................... 137,581
Foreign currency, at value
(d)
............................................................................................... 1,689,640
Receivables: –

Dividends — unaffiliated ............................................................................................... 720,957
Dividends — affiliated ................................................................................................. 760
Variation margin on futures contracts ....................................................................................... 3,253
Prepaid e xpenses ..................................................................................................... 1,482
Total a ssets .........................................................................................................
215,160,771
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,584,635
Payables: –
Accounting services fees ............................................................................................... 28,024
Capital shares redeemed ............................................................................................... 63,910
Distribution fees ..................................................................................................... 357
Investment advisory fees .............................................................................................. 59,426
Printing and postage fees .............................................................................................. 137,849
Professional fees .................................................................................................... 21,029
Transfer agent fees .................................................................................................. 32,188
Variation margin on futures contracts ....................................................................................... 7,401
Other accrued expenses ............................................................................................... 22,715
Total li abilities ........................................................................................................
2,957,534
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 212,203,237
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 178,260,723
Accumulated earnings .................................................................................................. 33,942,514
NET ASSETS ........................................................................................................
$ 212,203,237
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 169,209,481
(b)
  Securities loaned, at value ...................................................................................... $ 2,416,952
(c)
  Investments, at cost — affiliated ................................................................................... $ 2,651,264
(d)
  Foreign currency, at cost ....................................................................................... $ 1,708,197
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
14
See notes to financial statements.
BlackRock
International
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 210,373,036
Shares outstanding ...................................................................................................
19,507,652
Net asset value .....................................................................................................
$ 10.78
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 1,830,201
Shares outstanding ...................................................................................................
170,522
Net asset value .....................................................................................................
$ 10.73
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
15
Statement of Operations
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,545,994
Dividends — affiliated ................................................................................................. 2,975
Interest — unaffiliated ................................................................................................. 3,351
Securities lending income — affiliated — net ................................................................................. 14,393
Foreign taxes withheld ................................................................................................ (354,084)
Total investment income .................................................................................................
4,212,629
EXPENSES
Investment advisory .................................................................................................. 83,843
Printing and postage ................................................................................................. 71,033
Transfer agent — class specific .......................................................................................... 53,833
Professional ....................................................................................................... 45,285
Accounting services .................................................................................................. 27,655
Custodian ......................................................................................................... 18,771
Directors and Officer ................................................................................................. 3,943
Transfer agent ...................................................................................................... 2,499
Distribution — class specific ............................................................................................ 2,179
Miscellaneous ...................................................................................................... 11,895
Total expenses excluding interest expense .....................................................................................
320,936
Interest expense .................................................................................................... 196
Total expenses .......................................................................................................
321,132
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (44)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (36,394)
Total expenses after fees waived and/or reimbursed ..............................................................................
284,694
Net investment income ..................................................................................................
3,927,935
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,034,180
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (260,544)
Investments — affiliated ............................................................................................. (3,929)
Foreign currency transactions ......................................................................................... (39,964)
Futures contracts .................................................................................................. 69,578
A
(234,859)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 7,324,521
Investments — affiliated ............................................................................................. 31
Foreign currency translations .......................................................................................... (62,237)
Futures contracts .................................................................................................. 6,724
A
7,269,039
Net realized and unrealized gain ...........................................................................................
7,034,180
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 10,962,115

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
16
BlackRock International Index V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,927,935  $ 5,437,949
Net realized loss .................................................................................. (234,859) (3,516,040)
Net change in unrealized appreciation (depreciation) .......................................................... 7,269,039  30,377,912
Net increase in net assets resulting from operations ............................................................. 10,962,115  32,299,821
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (6,067,759)
Class III ....................................................................................... —  (46,377)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (6,114,136)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (5,324,537) (2,317,038)
NET ASSETS
Total increase in net assets ............................................................................. 5,637,578  23,868,647
Beginning of period .................................................................................. 206,565,659  182,697,012
End of period ......................................................................................
$ 212,203,237  $ 206,565,659
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock International Index V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 10.24  $ 8.94  $ 10.70  $ 9.95  $ 9.39  $ 7.98
Net investment income
(a)
...................
0 .20  0 .27  0 .26  0 .26  0 .19  0 .28
Net realized and unrealized gain (loss) ..........
0 .34  1 .34  ( 1 .80 ) 0 .86  0 .56  1 .45
Net increase (decrease) from investment operations .. 0.54  1.61  (1.54) 1.12  0.75  1.73
Distributions
(b)
– – – – – –
From net investment income ................
—  ( 0 .31 ) ( 0 .22 ) ( 0 .37 ) ( 0 .19 ) ( 0 .31 )
From net realized gain .....................
—  —  —  —  —  ( 0 .01 )
Return of capital ......................... —  —  —  ( 0 .00 )
(c)
—  —
Total distributions .......................... —  (0.31) (0.22) (0.37) (0.19) (0.32)
Net asset value, end of period ................ $ 10.78  $ 10.24  $ 8.94  $ 10.70  $ 9.95  $ 9.39
Total Return
(d)
Based on net asset value .................... 5.27%
(e)
18.12% (14.35)% 11.30% 8.03% 21.58%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.30%
(g)
0.29%
(h)
0.32% 0.32% 0.43% 0.39%
Total expenses after fees waived and/or reimbursed ..
0.27%
(g)
0.27% 0.27% 0.27% 0.27% 0.27%
Net investment income .....................
3.75%
(g)
2.78% 2.81% 2.41% 2.14% 3.13%
Supplemental Data
Net assets, end of period (000) ................ $ 210,373  $ 204,880  $ 181,598  $ 218,702  $ 202,576  $ 196,366
Portfolio turnover rate ....................... 2% 2% 3% 4% 5% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.27%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
18
BlackRock International Index V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .......................................
$ 10.20  $ 8.91  $ 10.68  $ 10.26
Net investment income
(b)
...............................................
0 .18  0 .24  0 .23  0 .15
Net realized and unrealized gain (loss) ......................................
0 .35  1 .34  ( 1 .79 ) 0 .63
Net increase (decrease) from investment operations .............................. 0.53  1.58  (1.56) 0.78
Distributions
(c)
– – – –
From net investment income ............................................
—  ( 0 .29 ) ( 0 .21 ) ( 0 .35 )
Return of capital ..................................................... —  —  —  ( 0 .01 )
Total distributions ...................................................... —  (0.29) (0.21) (0.36)
Net asset value, end of period ............................................ $ 10.73  $ 10.20  $ 8.91  $ 10.68
Total Return
(d)
Based on net asset value ................................................ 5.20%
(e)
17.83% (14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................
0.56%
(g)
0.54%
(h)
0.59% 0.50%
(g)
Total expenses after fees waived and/or reimbursed ..............................
0.52%
(g)
0.52% 0.51% 0.49%
(g)
Net investment income .................................................
3.52%
(g)
2.45% 2.51% 1.59%
(g)
Supplemental Data
Net assets, end of period (000) ............................................ $ 1,830  $ 1,686  $ 1,099  $ 348
Portfolio turnover rate ................................................... 2% 2% 3% 4%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.52%.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
20
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 304,132 $ (304,132) $ — $ —
BofA Securities, Inc. ............................... 877,650 (877,650) — —
Goldman Sachs & Co. LLC .......................... 858,671 (858,671) — —
J.P. Morgan Securities LLC .......................... 62,251 (62,251) — —
Toronto-Dominion Bank ............................ 314,248 (314,248) — —
$ 2,416,952 $ (2,416,952) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
22
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $2,179.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $44.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024 , there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 53,368 $ 465 $ 53,833
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1,402
Class III ...................................................................................................... 29
$ 1,431
Class I Class III
Expense Limitations .................................................................................. 0.27% 0.52%

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of June 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $3,129 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 34,672
Class III ...................................................................................................... 291
$ 34,963
Expiring December 31,
Fund Level/Share Class 2024 2025 2026
Fund Level ..................................................................... $ 38,227 $ 2,879 $ —
Class I ........................................................................ 31,846 22,314 34,672
Class III ....................................................................... 237 163 291

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
24
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $3,386,702 and $6,033,419, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(7,884,054).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Purchases ............................................................................................................... $ 1,403,535
Sales ................................................................................................................... 305,277
Net Realized Loss .......................................................................................................... (182,070)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 174,895,021 $ 78,588,932 $ (40,872,566) $ 37,716,366

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
26
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
236,266 $ 2,510,638 456,135 $ 4,463,359
Shares issued in reinvestment of distributions ........................
— — 607,962 6,067,514
Shares redeemed .........................................
(744,915) (7,891,059) (1,359,831) (13,259,939)
(508,649) $ (5,380,421) (295,734) $ (2,729,066)
Class III
Shares sold .............................................
11,201 $ 119,361 60,722 $ 593,317
Shares issued in reinvestment of distributions ........................
— — 4,605 45,811
Shares redeemed .........................................
(5,978) (63,477) (23,294) (227,100)
5,223 $ 55,884 42,033 $ 412,028
(503,426) $ (5,324,537) (253,701) $ (2,317,038)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Glossary of Terms Used in this Report
27
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.5%
XP, Inc. , Class A .............. 65,488 $ 1,151,934
Canada — 10.0%
Canadian National Railway Co. .... 29,759 3,516,567
Canadian Pacific Kansas City Ltd. .. 40,484 3,188,294
Teck Resources Ltd. , Class B ..... 24,022 1,151,188
7,856,049
China — 4.7%
Tencent Holdings Ltd. ........... 76,700 3,638,673
Denmark — 6.4%
Novo Nordisk A/S , Class B ....... 34,998 5,007,684
France — 7.3%
Air Liquide SA ................ 7,148 1,233,655
Cie de Saint-Gobain SA ......... 23,266 1,809,493
LVMH Moet Hennessy Louis Vuitton SE 3,429 2,632,756
5,675,904
Germany — 11.8%
Beiersdorf AG ................ 27,634 4,044,675
Deutsche Telekom AG (Registered) . 146,503 3,682,426
Infineon Technologies AG ........ 40,798 1,497,299
9,224,400
Italy — 3.8%
Ferrari NV .................. 3,487 1,423,015
Intesa Sanpaolo SpA ........... 414,168 1,539,220
2,962,235
Japan — 15.2%
Lasertec Corp. ............... 5,200 1,167,298
Nintendo Co. Ltd. .............. 42,200 2,253,547
Recruit Holdings Co. Ltd. ........ 75,400 4,057,061
Sony Group Corp. ............. 51,500 4,388,890
11,866,796
Netherlands — 6.0%
ASML Holding NV ............. 3,358 3,422,361
Heineken NV ................ 13,110 1,268,340
4,690,701
South Korea — 3.7%
Samsung Electronics Co. Ltd. ..... 49,111 2,890,370
Switzerland — 1.5%
Julius Baer Group Ltd. .......... 21,704 1,213,953
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 108,000 3,199,783
United Kingdom — 10.2%
AstraZeneca plc .............. 13,788 2,145,869
Melrose Industries plc ........... 212,299 1,478,545
RELX plc ................... 36,994 1,692,952
Standard Chartered plc .......... 290,277 2,621,046
7,938,412
United States — 12.5%
Baker Hughes Co. , Class A ....... 49,863 1,753,682
Cadence Design Systems, Inc.
(a)
... 6,735 2,072,696
Mastercard, Inc. , Class A ......... 7,976 3,518,692
Security
Shares
Shares Value
United States (continued)
Thermo Fisher Scientific, Inc. ...... 4,382 $ 2,423,246
9,768,316
Total Long-Term Investments — 98.7%
(Cost: $ 67,105,482 ) .............................. 77,085,210
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(b) (c)
.... 1,003,927 1,003,927
Total Short-Term Securities — 1 .3%
(Cost: $ 1,003,927 ) .............................. 1,003,927
Total Investments — 100.0%
(Cost: $ 68,109,409 ) .............................. 78,089,137
Other Assets Less Liabilities — 0.0% ................... 34,421
Net Assets — 100.0% .............................. $ 78,123,558
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (102)
(b)
$ 102 $ — $ — — $ 51
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,873,873 — (869,946)
(b)
— — 1,003,927 1,003,927 32,915 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ 720,104 — (719,980)
(b)
(96) (28) — — 263
(c)
—
$ 6 $ (28) $ 1,003,927 $ 33,229 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,151,934 $ — $ — $ 1,151,934
Canada ............................................. 7,856,049 — — 7,856,049
China ............................................... — 3,638,673 — 3,638,673
Denmark ............................................. — 5,007,684 — 5,007,684
France .............................................. — 5,675,904 — 5,675,904
Germany ............................................ — 9,224,400 — 9,224,400
Italy ................................................ — 2,962,235 — 2,962,235
Japan ............................................... — 11,866,796 — 11,866,796
Netherlands ........................................... — 4,690,701 — 4,690,701
South Korea .......................................... — 2,890,370 — 2,890,370
Switzerland ........................................... — 1,213,953 — 1,213,953
Taiwan .............................................. — 3,199,783 — 3,199,783
United Kingdom ........................................ — 7,938,412 — 7,938,412
United States .......................................... 9,768,316 — — 9,768,316
Short-Term Securities
Money Market Funds ...................................... 1,003,927 — — 1,003,927
$ 19,780,226 $ 58,308,911 $ — $ 78,089,137

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 77,085,210
Investments, at value — affiliated
(b)
.......................................................................................... 1,003,927
Foreign currency, at value
(c)
............................................................................................... 17,491
Receivables: –
Securities lending income — affiliated ...................................................................................... 37
Capital shares sold ................................................................................................... 33,822
Dividends — unaffiliated ............................................................................................... 166,143
Dividends — affiliated ................................................................................................. 7,136
Prepaid e xpenses ..................................................................................................... 1,003
Total a ssets .........................................................................................................
78,314,769
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 25,171
Capital shares redeemed ............................................................................................... 25,200
Investment advisory fees .............................................................................................. 38,080
Printing and postage fees .............................................................................................. 21,372
Professional fees .................................................................................................... 18,951
Transfer agent fees .................................................................................................. 49,280
Other accrued expenses ............................................................................................... 13,157
Total li abilities ........................................................................................................
191,211
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 78,123,558
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 79,985,154
Accumulated loss ..................................................................................................... (1,861,596)
NET ASSETS ........................................................................................................
$ 78,123,558
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 67,105,482
(b)
  Investments, at cost — affiliated ................................................................................... $ 1,003,927
(c)
  Foreign currency, at cost ....................................................................................... $ 17,491

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
6
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 78,123,558
Shares outstanding ...................................................................................................
7,593,754
Net asset value .....................................................................................................
$ 10.29
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
7
Statement of Operations
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 810,298
Dividends — affiliated ................................................................................................. 32,915
Interest — unaffiliated ................................................................................................. 23
Securities lending income — affiliated — net ................................................................................. 314
Foreign taxes withheld ................................................................................................ (74,772)
Total investment income .................................................................................................
768,778
EXPENSES
Investment advisory .................................................................................................. 295,854
Transfer agent — class specific .......................................................................................... 74,772
Professional ....................................................................................................... 46,970
Accounting services .................................................................................................. 24,783
Printing and postage ................................................................................................. 10,931
Custodian ......................................................................................................... 10,407
Directors and Officer ................................................................................................. 3,469
Transfer agent ...................................................................................................... 2,486
Miscellaneous ...................................................................................................... 2,410
Total expenses excluding interest expense .....................................................................................
472,082
Interest expense .................................................................................................... 191
Total expenses .......................................................................................................
472,273
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (58,006)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (74,772)
Total expenses after fees waived and/or reimbursed ..............................................................................
339,495
Net investment income ..................................................................................................
429,283
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,107,179
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 905,280
Investments — affiliated ............................................................................................. 6
Foreign currency transactions ......................................................................................... (14,988)
A
890,298
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 222,875
Investments — affiliated ............................................................................................. (28)
Foreign currency translations .......................................................................................... (5,967)
A
216,880
Net realized and unrealized gain ...........................................................................................
1,107,178
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 1,536,461

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
8
BlackRock International V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 429,283  $ 804,969
Net realized gain (loss) .............................................................................. 890,298  (2,614,197)
Net change in unrealized appreciation (depreciation) .......................................................... 216,880  15,431,321
Net increase in net assets resulting from operations ............................................................. 1,536,461  13,622,093
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (675,003)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (5,137,782) (5,603,353)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (3,601,321) 7,343,737
Beginning of period .................................................................................. 81,724,879  74,381,142
End of period ......................................................................................
$ 78,123,558  $ 81,724,879
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock International V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 10.09  $ 8.55  $ 11.88  $ 14.27  $ 12.02  $ 9.20
Net investment income
(a)
....................
0 .06  0 .10  0 .07  0 .11  0 .05  0 .14
Net realized and unrealized gain (loss) ...........
0 .14  1 .52  ( 3 .01 ) 1 .12  2 .46  2 .81
Net increase (decrease) from investment operations ... 0.20  1.62  (2.94) 1.23  2.51  2.95
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .08 ) ( 0 .08 ) ( 0 .11 ) ( 0 .06 ) ( 0 .13 )
From net realized gain ......................
—  —  ( 0 .31 ) ( 3 .51 ) ( 0 .20 ) —
Total distributions ........................... —  (0.08) (0.39) (3.62) (0.26) (0.13)
Net asset value, end of period ................. $ 10.29  $ 10.09  $ 8.55  $ 11.88  $ 14.27  $ 12.02
Total Return
(c)
Based on net asset value ..................... 1.98%
(d)
19.02% (24.62)% 8.68% 21.32% 32.12%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.20%
(f)
1.17% 1.17% 1.12% 1.14% 1.12%
Total expenses after fees waived and/or reimbursed ...
0.86%
(f)
0.86% 0.90% 0.93% 0.93% 0.97%
Net investment income ......................
1.09%
(f)
1.02% 0.77% 0.69% 0.43% 1.31%
Supplemental Data
Net assets, end of period (000) ................. $ 78,124  $ 81,725  $ 74,381  $ 103,072  $ 102,753  $ 95,143
Portfolio turnover rate ........................ 37% 102% 102% 80% 98% 104%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Financial Statements
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
12
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent  in the Statement of Operations.
For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $464.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2024, expense reimbursements were $43,215.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.86% of average daily net assets.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I
Transfer agent fees - class specific ......................................................................................... $ 74,772

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $57,542, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $64 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $28,642,812 and $32,639,822, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 31,557
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 263,940
Net Realized Gain .......................................................................................................... 72,203

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
14
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(13,096,866).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 68,239,536 $ 10,957,093 $ (1,107,492) $ 9,849,601

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
242,956 $ 2,450,295 807,101 $ 7,626,668
Shares issued in reinvestment of distributions ........................
— — 69,089 675,003
Shares redeemed .........................................
(751,251) (7,588,077) (1,469,369) (13,905,024)
(508,295) $ (5,137,782) (593,179) $ (5,603,353)

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
TransDigm Group, Inc. ................ 4,003 $ 5,114,273
Automobiles — 1.1%
Ferrari NV ........................ 7,274 2,970,483
Broadline Retail — 9.6%
Amazon.com, Inc.
(a)
.................. 133,109 25,723,314
Capital Markets — 3.6%
Blackstone, Inc. , Class A ............... 21,420 2,651,796
MSCI, Inc. ........................ 6,453 3,108,733
S&P Global, Inc. .................... 8,981 4,005,526
9,766,055
Chemicals — 0.9%
Sherwin-Williams Co. (The) ............. 8,542 2,549,189
Commercial Services & Supplies — 2.2%
Copart, Inc.
(a)
...................... 65,258 3,534,373
Waste Connections, Inc. ............... 13,452 2,358,943
5,893,316
Electrical Equipment — 0.9%
Vertiv Holdings Co. , Class A ............ 27,843 2,410,369
Entertainment — 2.7%
Netflix, Inc.
(a)
....................... 10,541 7,113,910
Financial Services — 4.7%
Mastercard, Inc. , Class A ............... 8,462 3,733,096
Visa, Inc. , Class A ................... 33,689 8,842,352
12,575,448
Health Care Equipment & Supplies — 5.1%
(a)
Align Technology, Inc. ................. 11,868 2,865,291
Boston Scientific Corp. ................ 32,110 2,472,791
IDEXX Laboratories, Inc. ............... 5,872 2,860,838
Intuitive Surgical, Inc. ................. 12,624 5,615,787
13,814,707
Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.
(a)
............ 37,000 2,318,050
Interactive Media & Services — 9.0%
Alphabet, Inc. , Class A ................ 58,780 10,706,776
Meta Platforms, Inc. , Class A ............ 26,557 13,390,571
24,097,347
IT Services — 0.9%
Shopify, Inc. , Class A
(a)
................ 35,846 2,367,628
Life Sciences Tools & Services — 1.8%
Danaher Corp. ..................... 9,819 2,453,277
Thermo Fisher Scientific, Inc. ............ 4,419 2,443,707
4,896,984
Pharmaceuticals — 3.4%
Eli Lilly & Co. ...................... 9,989 9,043,841
Real Estate Management & Development — 1.1%
CoStar Group, Inc.
(a)
.................. 38,568 2,859,432
Semiconductors & Semiconductor Equipment — 22.5%
ASML Holding NV (Registered) , ADR ...... 8,742 8,940,706
Broadcom, Inc. ..................... 6,980 11,206,599
KLA Corp. ......................... 4,964 4,092,867
NVIDIA Corp. ...................... 291,555 36,018,705
60,258,877
Security
Shares
Shares Value
Software — 18.7%
Cadence Design Systems, Inc.
(a)
......... 15,874 $ 4,885,223
Intuit, Inc. ......................... 15,324 10,071,086
Microsoft Corp. ..................... 63,565 28,410,377
Roper Technologies, Inc. ............... 7,333 4,133,319
Synopsys, Inc.
(a)
.................... 4,602 2,738,466
50,238,471
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. ........................ 91,674 19,308,378
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,204 2,460,003
Total Common Stocks — 99 .1%
(Cost: $ 147,612,785 ) .............................. 265,780,075
Preferred Securities
Preferred Stocks — 1.1%
IT Services — 1.1%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (b) (c)
............... 17,396 2,940,098
Total Preferred Securities — 1 .1%
(Cost: $ 1,906,152 ) ............................... 2,940,098
Total Long-Term Investments — 100.2%
(Cost: $ 149,518,937 ) .............................. 268,720,173
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(d) (e)
.................. 102,543 102,543
Total Short-Term Securities — 0 .0%
(Cost: $ 102,543 ) ................................. 102,543
Total Investments — 100 .2%
(Cost: $ 149,621,480 ) .............................. 268,822,716
Liabilities in Excess of Other Assets — (0.2) % ............. (505,864)
Net Assets — 100.0% ...............................
$ 268,316,852
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,940,098, representing 1.10% of its net assets as of period end, and an original cost of $1,906,152.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 1,978
(b)
$ — $ (1,978) $ — $ — — $ 2,141
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 773,544 — (671,001)
(b)
— — 102,543 102,543 6,113 —
SL Liquidity Series, LLC, Money
Market Series
(a)
........ 11,601,815 — (11,602,623)
(b)
812 (4) — — 4,961
(c)
—
$ (1,166) $ (4) $ 102,543 $ 13,215 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Large Cap Focus Growth V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,114,273 $ — $ — $ 5,114,273
Automobiles .......................................... 2,970,483 — — 2,970,483
Broadline Retail ........................................ 25,723,314 — — 25,723,314
Capital Markets ........................................ 9,766,055 — — 9,766,055
Chemicals ............................................ 2,549,189 — — 2,549,189
Commercial Services & Supplies ............................. 5,893,316 — — 5,893,316
Electrical Equipment ..................................... 2,410,369 — — 2,410,369
Entertainment ......................................... 7,113,910 — — 7,113,910
Financial Services ...................................... 12,575,448 — — 12,575,448
Health Care Equipment & Supplies ........................... 13,814,707 — — 13,814,707
Hotels, Restaurants & Leisure .............................. 2,318,050 — — 2,318,050
Interactive Media & Services ............................... 24,097,347 — — 24,097,347
IT Services ........................................... 2,367,628 — — 2,367,628
Life Sciences Tools & Services .............................. 4,896,984 — — 4,896,984
Pharmaceuticals ....................................... 9,043,841 — — 9,043,841
Real Estate Management & Development ....................... 2,859,432 — — 2,859,432
Semiconductors & Semiconductor Equipment .................... 60,258,877 — — 60,258,877
Software ............................................. 50,238,471 — — 50,238,471
Technology Hardware, Storage & Peripherals .................... 19,308,378 — — 19,308,378
Textiles, Apparel & Luxury Goods ............................ — 2,460,003 — 2,460,003
Preferred Securities ....................................... — — 2,940,098 2,940,098
Short-Term Securities
Money Market Funds ...................................... 102,543 — — 102,543
$ 263,422,615 $ 2,460,003 $ 2,940,098 $ 268,822,716
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................................................................................... $ 2,838,969 $ 2,838,969
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 101,129 101,129
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2024 .......................................................................................
$ 2,940,098 $ 2,940,098
Net change in unrealized appreciation on investments still held at June 30, 2024
(b)
..........................................................
$ 101,129 $ 101,129
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
5
Statement of Assets and Liabilities
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 268,720,173
Investments, at value — affiliated
(b)
.......................................................................................... 102,543
Cash ............................................................................................................. 193
Receivables: –
Securities lending income — affiliated ...................................................................................... 473
Capital shares sold ................................................................................................... 6,018
Dividends — unaffiliated ............................................................................................... 32,668
Dividends — affiliated ................................................................................................. 1,356
Prepaid e xpenses ..................................................................................................... 1,568
Total a ssets .........................................................................................................
268,864,992
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 28,427
Capital shares redeemed ............................................................................................... 101,110
Distribution fees ..................................................................................................... 29,225
Investment advisory fees .............................................................................................. 141,290
Professional fees .................................................................................................... 77,430
Transfer agent fees .................................................................................................. 139,084
Other accrued expenses ............................................................................................... 31,574
Total li abilities ........................................................................................................
548,140
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 268,316,852
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 134,531,270
Accumulated earnings .................................................................................................. 133,785,582
NET ASSETS ........................................................................................................
$ 268,316,852
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 149,518,937
(b)
  Investments, at cost — affiliated ................................................................................... $ 102,543
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
6
See notes to financial statements.
BlackRock Large
Cap Focus
Growth V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 121,932,599
Shares outstanding ...................................................................................................
5,237,644
Net asset value .....................................................................................................
$ 23.28
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 146,384,253
Shares outstanding ...................................................................................................
6,518,492
Net asset value .....................................................................................................
$ 22.46
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
7
Statement of Operations
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 568,302
Dividends — affiliated ................................................................................................. 6,113
Interest — unaffiliated ................................................................................................. 64
Securities lending income — affiliated — net ................................................................................. 7,102
Foreign taxes withheld ................................................................................................ (10,826)
Total investment income .................................................................................................
570,755
EXPENSES
Investment advisory .................................................................................................. 820,203
Transfer agent — class specific .......................................................................................... 259,927
Distribution — class specific ............................................................................................ 173,603
Professional ....................................................................................................... 115,812
Accounting services .................................................................................................. 28,688
Printing and postage ................................................................................................. 15,166
Custodian ......................................................................................................... 5,663
Directors and Officer ................................................................................................. 4,087
Transfer agent ...................................................................................................... 2,547
Miscellaneous ...................................................................................................... 2,613
Total expenses excluding interest expense .....................................................................................
1,428,309
Interest expense .................................................................................................... 2,149
Total expenses .......................................................................................................
1,430,458
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (3,159)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (225,725)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,201,574
Net investment loss ....................................................................................................
(630,819)
REALIZED AND UNREALIZED GAIN (LOSS) $ 51,535,570
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 11,573,729
Investments — affiliated ............................................................................................. (1,166)
Foreign currency transactions ......................................................................................... (83)
A
11,572,480
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 39,964,079
Investments — affiliated ............................................................................................. (4)
Foreign currency translations .......................................................................................... (985)
A
39,963,090
Net realized and unrealized gain ...........................................................................................
51,535,570
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 50,904,751

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
8
BlackRock Large Cap Focus Growth V.I.
Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (630,819) $ (598,242)
Net realized gain .................................................................................. 11,572,480  8,207,594
Net change in unrealized appreciation (depreciation) .......................................................... 39,963,090  78,770,231
Net increase in net assets resulting from operations ............................................................. 50,904,751  86,379,583
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (1,920,441)
Class III ....................................................................................... —  (2,097,546)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (4,017,987)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (23,397,386) (12,655,953)
NET ASSETS
Total increase in net assets ............................................................................. 27,507,365  69,705,643
Beginning of period .................................................................................. 240,809,487  171,103,844
End of period ......................................................................................
$ 268,316,852  $ 240,809,487
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 19.02  $ 12.67  $ 21.82  $ 21.58  $ 15.91  $ 13.32
Net investment loss
(a)
......................
( 0 .04 ) ( 0 .02 ) ( 0 .02 ) ( 0 .09 ) ( 0 .06 ) ( 0 .04 )
Net realized and unrealized gain (loss) ...........
4 .30  6 .70  ( 8 .23 ) 3 .89  6 .97  4 .36
Net increase (decrease) from investment operations ... 4.26  6.68  (8.25) 3.80  6.91  4.32
Distributions from net realized gain
(b)
............ —  (0.33) (0.90) (3.56) (1.24) (1.73)
Net asset value, end of period ................. $ 23.28  $ 19.02  $ 12.67  $ 21.82  $ 21.58  $ 15.91
Total Return
(c)
Based on net asset value ..................... 22.40%
(d)
52.86% (38.11)% 18.09% 43.74% 32.70%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.99%
(f)
0.93% 0.91% 0.90% 0.91% 0.95%
Total expenses after fees waived and/or reimbursed ...
0.81%
(f)
0.83% 0.79% 0.77% 0.78% 0.81%
Net investment loss .........................
(0.36)%
(f)
(0.15)% (0.11)% (0.40)% (0.35)% (0.27)%
Supplemental Data
Net assets, end of period (000) ................. $ 121,933  $ 106,676  $ 87,220  $ 150,211  $ 139,807  $ 106,238
Portfolio turnover rate ........................ 12% 27% 50% 52% 54% 58%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
10
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 18.37  $ 12.25  $ 21.19  $ 21.10  $ 15.61  $ 13.13
Net investment loss
(a)
......................
( 0 .06 ) ( 0 .06 ) ( 0 .05 ) ( 0 .15 ) ( 0 .11 ) ( 0 .08 )
Net realized and unrealized gain (loss) ...........
4 .15  6 .47  ( 7 .99 ) 3 .80  6 .84  4 .29
Net increase (decrease) from investment operations ... 4.09  6.41  (8.04) 3.65  6.73  4.21
Distributions from net realized gain
(b)
............ —  (0.29) (0.90) (3.56) (1.24) (1.73)
Net asset value, end of period ................. $ 22.46  $ 18.37  $ 12.25  $ 21.19  $ 21.10  $ 15.61
Total Return
(c)
Based on net asset value ..................... 22.26%
(d)
52.47% (38.25)% 17.78% 43.43% 32.33%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.25%
(f)
1.21% 1.18% 1.16% 1.16% 1.20%
Total expenses after fees waived and/or reimbursed ...
1.06%
(f)
1.08% 1.04% 1.02% 1.03% 1.06%
Net investment loss .........................
(0.61)%
(f)
(0.40)% (0.36)% (0.65)% (0.60)% (0.52)%
Supplemental Data
Net assets, end of period (000) ................. $ 146,384  $ 134,133  $ 83,884  $ 162,772  $ 146,794  $ 92,261
Portfolio turnover rate ........................ 12% 27% 50% 52% 54% 58%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
The Board of Directors of the Company had previously approved an Agreement and Plan of Reorganization between the Company, on behalf of the Fund, and the Company, on behalf of BlackRock Capital Appreciation V.I. Fund (the “Target Fund”), pursuant to which the Target Fund would be reorganized into the Fund (the “Reorganization”). The
Company, on behalf of each of the Fund and the Target Fund, has determined not to proceed with the Reorganization at this time.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
12
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statement of Operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
14
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $173,603.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $81.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Prior to March 8, 2024, the expense limitations as a percentage of average daily assets for Class I and Class III were 1.25% and 1.50%, respectively.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $3,078, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 111,903 $ 148,024 $ 259,927
Class I ................................................................................................................
0.07%
Class III ...............................................................................................................
0.07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 72,184
Class III ...................................................................................................... 99,417
$ 171,601
Class I Class III
Expense Limitations .................................................................................. 0.79% 1.04%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 24,457
Class III ...................................................................................................... 29,667
$ 54,124

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $1,273 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $30,674,741 and $54,539,861, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 95,270
Net Realized Gain .......................................................................................................... 41,054

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
16
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 149,687,847 $ 120,289,266 $ (1,154,397) $ 119,134,869

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 22.4%
Software ........................................................................................................... 18.7
Broadline Retail ....................................................................................................... 9.6
Interactive Media & Services .............................................................................................. 9.0
Technology Hardware, Storage & Peripherals ................................................................................... 7.2
Health Care Equipment & Supplies .......................................................................................... 5.1
Other
(a)
............................................................................................................. 28.0
(a)
All other industries held were less than 5% of long-term investments.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
132,283 $ 2,813,837 416,952 $ 6,500,518
Shares issued in reinvestment of distributions ........................
— — 106,336 1,920,441
Shares redeemed .........................................
(504,068) (10,500,345) (1,796,680) (28,756,435)
(371,785) $ (7,686,508) (1,273,392) $ (20,335,476)
Class III
Shares sold .............................................
449,116 $ 9,019,301 2,274,534 $ 36,512,793
Shares issued in reinvestment of distributions ........................
— — 120,276 2,097,546
Shares redeemed .........................................
(1,233,312) (24,730,179) (1,938,832) (30,930,816)
(784,196) $ (15,710,878) 455,978 $ 7,679,523
(1,155,981) $ (23,397,386) (817,414) $ (12,655,953)

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
18
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Airbus SE ......................... 1,441 $ 197,772
Axon Enterprise, Inc.
(a)
................ 112 32,955
BAE Systems plc .................... 4,626 77,054
Boeing Co. (The)
(a)
................... 375 68,254
Bombardier, Inc. , Class B
(a)
............. 368 23,599
Curtiss-Wright Corp. .................. 1,012 274,232
Dassault Aviation SA ................. 69 12,495
General Electric Co. .................. 2,014 320,165
Howmet Aerospace, Inc. ............... 201 15,604
Lockheed Martin Corp. ................ 1,341 626,381
Northrop Grumman Corp. .............. 694 302,549
Rheinmetall AG ..................... 355 180,913
Rolls-Royce Holdings plc
(a)
............. 6,848 39,330
RTX Corp. ........................ 3,699 371,343
Safran SA ......................... 813 171,346
Textron, Inc. ....................... 259 22,238
Thales SA ......................... 200 31,994
TransDigm Group, Inc. ................ 94 120,095
2,888,319
Air Freight & Logistics — 0.2%
DSV A/S .......................... 79 12,126
United Parcel Service, Inc. , Class B ....... 2,406 329,261
341,387
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA 1,165 45,029
Denso Corp. ....................... 8,300 129,555
174,584
Automobiles — 0.4%
Ferrari NV ........................ 121 49,379
Honda Motor Co. Ltd. ................. 32,900 353,675
Stellantis NV ....................... 3,671 72,571
Tesla, Inc.
(a)
........................ 840 166,219
Volkswagen AG ..................... 288 34,509
676,353
Banks — 3.8%
Banco Bilbao Vizcaya Argentaria SA ....... 11,518 115,623
Banco de Sabadell SA ................ 25,176 48,606
Banco Santander SA ................. 31,733 147,646
Bank of America Corp. ................ 15,364 611,026
Bank of Ireland Group plc .............. 1,406 14,688
Banque Cantonale Vaudoise (Registered) ... 249 26,420
Barclays plc ....................... 31,637 83,598
BAWAG Group AG
(b) (c)
................. 788 49,814
BNP Paribas SA .................... 2,400 153,485
BOC Hong Kong Holdings Ltd. ........... 23,500 72,514
CaixaBank SA ...................... 5,721 30,382
Citigroup, Inc. ...................... 6,158 390,787
Citizens Financial Group, Inc. ........... 5,739 206,776
Commerzbank AG ................... 8,410 127,565
Credit Agricole SA ................... 2,332 31,843
DBS Group Holdings Ltd. .............. 3,300 86,918
FinecoBank Banca Fineco SpA .......... 2,173 32,289
Hang Seng Bank Ltd. ................. 6,100 78,424
HSBC Holdings plc .................. 40,891 352,972
Huntington Bancshares, Inc. ............ 2,112 27,836
ING Groep NV ...................... 993 17,062
Intesa Sanpaolo SpA ................. 71,593 266,069
JPMorgan Chase & Co. ............... 3,222 651,682
KBC Group NV ..................... 498 35,090
KeyCorp .......................... 1,265 17,976
Mitsubishi UFJ Financial Group, Inc. ....... 49,900 538,522
Security
Shares
Shares Value
Banks (continued)
Mizuho Financial Group, Inc. ............ 19,550 $ 411,476
NatWest Group plc ................... 15,114 59,460
Nordea Bank Abp ................... 15,286 182,225
NU Holdings Ltd. , Class A
(a)
............. 4,091 52,733
Societe Generale SA ................. 925 21,748
Standard Chartered plc ................ 5,978 53,978
Sumitomo Mitsui Financial Group, Inc. ...... 4,900 328,912
Sumitomo Mitsui Trust Holdings, Inc. ....... 12,500 287,265
Truist Financial Corp. ................. 4,719 183,333
UniCredit SpA ...................... 4,235 156,720
United Overseas Bank Ltd. ............. 1,100 25,373
US Bancorp ....................... 4,755 188,773
Wells Fargo & Co. ................... 815 48,403
Westpac Banking Corp. ............... 5,378 97,380
6,313,392
Beverages — 0.1%
Coca-Cola HBC AG .................. 1,000 34,034
Diageo plc ........................ 2,971 93,272
Pernod Ricard SA ................... 366 49,937
177,243
Biotechnology — 1.2%
AbbVie, Inc. ....................... 1,944 333,435
Alkermes plc
(a)
...................... 1,591 38,343
Alnylam Pharmaceuticals, Inc.
(a)
.......... 766 186,138
Amgen, Inc. ....................... 775 242,149
Biogen, Inc.
(a)
...................... 372 86,237
BioMarin Pharmaceutical, Inc.
(a)
.......... 205 16,878
CSL Ltd. .......................... 624 122,365
Exact Sciences Corp.
(a)
................ 1,276 53,911
Exelixis, Inc.
(a)
...................... 910 20,448
Genmab A/S
(a)
...................... 305 76,431
Gilead Sciences, Inc. ................. 3,728 255,778
GRAIL, Inc.
(a)
...................... 61 937
Halozyme Therapeutics, Inc.
(a)
........... 1,380 72,257
Incyte Corp.
(a)
...................... 2,316 140,396
Natera, Inc.
(a)
...................... 328 35,519
Neurocrine Biosciences, Inc.
(a)
........... 572 78,747
Regeneron Pharmaceuticals, Inc.
(a)
........ 104 109,307
Sarepta Therapeutics, Inc.
(a)
............ 301 47,558
United Therapeutics Corp.
(a)
............. 213 67,851
Vertex Pharmaceuticals, Inc.
(a)
........... 69 32,342
2,017,027
Broadline Retail — 2.3%
Amazon.com, Inc.
(a)
.................. 17,926 3,464,200
Coupang, Inc. , Class A
(a)
............... 1,593 33,373
Etsy, Inc.
(a)
........................ 392 23,120
MercadoLibre, Inc.
(a)
.................. 38 62,449
Rakuten Group, Inc.
(a)
................. 2,300 11,915
Wesfarmers Ltd. .................... 6,116 264,832
3,859,889
Building Products — 1.0%
Advanced Drainage Systems, Inc. ........ 1,557 249,727
AZEK Co., Inc. (The) , Class A
(a)
.......... 3,170 133,552
Builders FirstSource, Inc.
(a)
............. 1,152 159,448
Carlisle Cos., Inc. ................... 159 64,428
Cie de Saint-Gobain SA ............... 648 50,398
Daikin Industries Ltd. ................. 300 41,765
Fortune Brands Innovations, Inc. ......... 3,119 202,548
Kingspan Group plc .................. 176 14,958
Lennox International, Inc. .............. 51 27,284
Masco Corp. ....................... 3,271 218,078
Trane Technologies plc ................ 1,141 375,309
Trex Co., Inc.
(a)
..................... 2,019 149,648

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Zurn Elkay Water Solutions Corp. ......... 477 $ 14,024
1,701,167
Capital Markets — 1.8%
3i Group plc ....................... 2,856 110,073
Ameriprise Financial, Inc. .............. 503 214,877
Amundi SA
(b) (c)
...................... 567 36,672
Ares Management Corp. , Class A ......... 292 38,918
Blackstone, Inc. , Class A ............... 1,248 154,502
Brookfield Corp. , Class A ............... 400 16,637
Carlyle Group, Inc. (The)
(d)
.............. 369 14,815
Charles Schwab Corp. (The) ............ 2,069 152,465
CME Group, Inc. , Class A .............. 1,317 258,922
Coinbase Global, Inc. , Class A
(a)
.......... 853 189,562
Deutsche Bank AG (Registered) .......... 1,338 21,385
Euronext NV
(b) (c)
..................... 371 34,381
Goldman Sachs Group, Inc. (The) ........ 474 214,400
Hargreaves Lansdown plc .............. 2,132 30,390
Hong Kong Exchanges & Clearing Ltd. ..... 2,300 73,607
Invesco Ltd. ....................... 780 11,669
KKR & Co., Inc. ..................... 2,151 226,371
London Stock Exchange Group plc ........ 1,067 126,523
Moody's Corp. ...................... 154 64,823
Morgan Stanley ..................... 648 62,979
MSCI, Inc. ........................ 510 245,693
Nomura Holdings, Inc. ................ 10,900 62,962
Partners Group Holding AG ............. 11 14,086
S&P Global, Inc. .................... 876 390,696
Schroders plc ...................... 8,796 40,255
St. James's Place plc ................. 2,147 14,754
State Street Corp. ................... 562 41,588
UBS Group AG (Registered) ............ 5,642 165,706
XP, Inc. , Class A .................... 217 3,817
3,033,528
Chemicals — 0.1%
Air Liquide SA ...................... 898 154,983
Arkema SA ........................ 165 14,379
Covestro AG
(a) (b) (c)
.................... 118 6,917
176,279
Commercial Services & Supplies — 1.0%
Brambles Ltd. ...................... 16,914 163,219
Cintas Corp. ....................... 732 512,590
GFL Environmental, Inc.
(d)
.............. 2,099 81,747
MSA Safety, Inc. .................... 9 1,689
RB Global, Inc. ..................... 321 24,512
Veralto Corp. ....................... 1,347 128,598
Waste Connections, Inc. ............... 521 91,363
Waste Management, Inc. ............... 2,603 555,324
1,559,042
Communications Equipment — 0.6%
Arista Networks, Inc.
(a)
................ 1,220 427,586
Cisco Systems, Inc. .................. 1,388 65,944
Juniper Networks, Inc. ................ 562 20,490
Motorola Solutions, Inc. ............... 1,388 535,837
1,049,857
Construction & Engineering — 0.9%
AECOM .......................... 3,434 302,673
Bouygues SA ...................... 588 18,901
Comfort Systems USA, Inc.
(d)
............ 211 64,169
Eiffage SA ........................ 220 20,219
EMCOR Group, Inc. .................. 400 146,032
Ferrovial SE ....................... 3,500 135,968
Fluor Corp.
(a)
....................... 1,012 44,073
Security
Shares
Shares Value
Construction & Engineering (continued)
JGC Holdings Corp. .................. 1,700 $ 13,364
Kajima Corp. ....................... 1,700 29,488
MasTec, Inc.
(a)
...................... 1,339 143,260
Obayashi Corp. ..................... 7,900 94,408
Quanta Services, Inc. ................. 867 220,296
Shimizu Corp. ...................... 4,800 27,049
Vinci SA .......................... 868 91,491
WillScot Mobile Mini Holdings Corp.
(a)
...... 1,013 38,129
Worley Ltd. ........................ 4,857 48,367
WSP Global, Inc. .................... 239 37,217
1,475,104
Construction Materials — 0.4%
CRH plc .......................... 2,631 197,273
Heidelberg Materials AG ............... 442 45,691
Holcim AG ........................ 2,558 226,107
James Hardie Industries plc , CDI
(a)
........ 3,910 122,374
Vulcan Materials Co. ................. 127 31,582
623,027
Consumer Finance — 0.2%
American Express Co. ................ 1,320 305,646
Capital One Financial Corp. ............. 154 21,321
Credit Saison Co. Ltd. ................. 900 18,739
345,706
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc. , Class A ........... 856 16,906
Coles Group Ltd. .................... 6,452 73,092
Costco Wholesale Corp. ............... 1,041 884,840
Dollar General Corp.
(d)
................ 311 41,124
Kroger Co. (The) .................... 6,363 317,705
Loblaw Cos. Ltd. .................... 922 106,956
Performance Food Group Co.
(a)
.......... 2,044 135,129
Redcare Pharmacy NV
(a) (b) (c)
............. 415 50,623
Sysco Corp. ....................... 2,690 192,039
Target Corp. ....................... 2,019 298,893
Walmart, Inc. ....................... 17,623 1,193,253
3,310,560
Diversified REITs — 0.0%
Land Securities Group plc .............. 3,084 24,097
Electric Utilities — 0.5%
CK Infrastructure Holdings Ltd. ........... 10,000 56,473
Enel SpA ......................... 16,442 114,088
Exelon Corp. ....................... 2,016 69,774
Iberdrola SA ....................... 15,599 202,396
Kansai Electric Power Co., Inc. (The) ...... 1,300 21,829
Origin Energy Ltd. ................... 2,875 20,800
Power Assets Holdings Ltd. ............. 12,500 67,556
SSE plc .......................... 3,291 74,322
Terna - Rete Elettrica Nazionale .......... 4,764 36,724
Xcel Energy, Inc. .................... 1,539 82,198
746,160
Electrical Equipment — 0.9%
ABB Ltd. (Registered) ................. 9,565 530,388
Acuity Brands, Inc. ................... 50 12,072
Atkore, Inc.
(d)
....................... 185 24,962
Eaton Corp. plc ..................... 1,106 346,786
Emerson Electric Co. ................. 203 22,363
Legrand SA ....................... 795 78,908
Nordex SE
(a)
....................... 1,028 12,567
Schneider Electric SE ................. 1,464 350,988
Siemens Energy AG
(a)
................. 2,595 67,664
Vertiv Holdings Co. , Class A ............ 869 75,229

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vestas Wind Systems A/S
(a)
............. 554 $ 12,846
1,534,773
Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc. ........................ 951 48,967
Flex Ltd.
(a)
......................... 1,736 51,195
Hexagon AB , Class B ................. 5,606 63,523
Keyence Corp. ..................... 400 175,071
Kyocera Corp. ...................... 1,200 13,840
Littelfuse, Inc. ...................... 42 10,735
Murata Manufacturing Co. Ltd. ........... 4,000 82,833
TD SYNNEX Corp. ................... 1,270 146,558
TE Connectivity Ltd. .................. 3,011 452,945
1,045,667
Entertainment — 0.9%
Netflix, Inc.
(a)
....................... 1,072 723,471
Nintendo Co. Ltd. .................... 1,900 101,463
ROBLOX Corp. , Class A
(a)
.............. 429 15,963
Sea Ltd. , ADR, Class A
(a)
............... 978 69,849
Spotify Technology SA
(a)
............... 790 247,894
Square Enix Holdings Co. Ltd. ........... 900 27,118
Walt Disney Co. (The) ................ 2,347 233,034
Warner Bros Discovery, Inc.
(a)
........... 11,324 84,250
1,503,042
Financial Services — 2.5%
Adyen NV
(a) (b) (c)
..................... 62 73,636
Berkshire Hathaway, Inc. , Class B
(a)
....... 2,933 1,193,144
Block, Inc. , Class A
(a)
................. 1,657 106,860
Edenred SE ....................... 573 24,302
EXOR NV ......................... 341 35,620
Fiserv, Inc.
(a)
....................... 1,640 244,426
Global Payments, Inc. ................ 712 68,850
Groupe Bruxelles Lambert NV ........... 1,762 125,457
Investor AB , Class B .................. 2,925 80,154
Jack Henry & Associates, Inc. ........... 315 52,296
M&G plc .......................... 9,749 25,063
Mastercard, Inc. , Class A ............... 2,585 1,140,399
Mr Cooper Group, Inc.
(a)
............... 886 71,970
Nexi SpA
(a) (b) (c)
...................... 2,454 14,959
PayPal Holdings, Inc.
(a)
................ 1,011 58,668
Visa, Inc. , Class A
(d)
.................. 3,225 846,466
4,162,270
Food Products — 0.3%
Chocoladefabriken Lindt & Spruengli AG .... 2 23,362
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 115,273
Darling Ingredients, Inc.
(a)
.............. 1,319 48,473
Kerry Group plc , Class A ............... 268 21,718
Post Holdings, Inc.
(a)
.................. 1,857 193,425
Tyson Foods, Inc. , Class A ............. 830 47,426
449,677
Gas Utilities — 0.1%
Snam SpA ........................ 8,457 37,346
UGI Corp. ......................... 3,693 84,570
121,916
Ground Transportation — 0.4%
Uber Technologies, Inc.
(a)
.............. 3,229 234,684
Union Pacific Corp. .................. 1,541 348,667
XPO, Inc.
(a)
........................ 131 13,905
597,256
Security
Shares
Shares Value
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories .................. 1,123 $ 116,691
Becton Dickinson & Co. ............... 323 75,488
Boston Scientific Corp.
(a)
............... 571 43,973
Cochlear Ltd. ...................... 405 89,399
Dexcom, Inc.
(a)
..................... 642 72,790
EssilorLuxottica SA .................. 620 133,228
Hologic, Inc.
(a)
...................... 416 30,888
Hoya Corp. ........................ 400 46,776
IDEXX Laboratories, Inc.
(a)
.............. 152 74,054
Medtronic plc ...................... 1,273 100,198
Stryker Corp. ...................... 708 240,897
1,024,382
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. .................. 432 42,474
Centene Corp.
(a)
.................... 2,706 179,408
Cigna Group (The) ................... 817 270,076
CVS Health Corp. ................... 1,581 93,374
Elevance Health, Inc. ................. 113 61,230
HCA Healthcare, Inc. ................. 1,445 464,250
McKesson Corp. .................... 183 106,879
Tenet Healthcare Corp.
(a)
............... 326 43,368
UnitedHealth Group, Inc. ............... 1,294 658,982
1,920,041
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a)
.......... 374 68,446
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.
(a)
..................... 3,332 62,375
DraftKings, Inc. , Class A
(a)
.............. 395 15,077
Flutter Entertainment plc
(a)
.............. 274 49,840
Galaxy Entertainment Group Ltd. ......... 4,000 18,616
Marriott Vacations Worldwide Corp. ........ 61 5,327
151,235
Household Durables — 0.4%
Barratt Developments plc .............. 3,654 21,702
Berkeley Group Holdings plc ............ 829 47,899
DR Horton, Inc. ..................... 2,219 312,724
Lennar Corp. , Class A ................. 710 106,408
NVR, Inc.
(a)
........................ 11 83,474
Persimmon plc ..................... 1,755 29,781
Taylor Morrison Home Corp.
(a)
........... 324 17,962
Taylor Wimpey plc ................... 11,228 20,106
TopBuild Corp.
(a)
.................... 108 41,609
681,665
Household Products — 1.7%
Clorox Co. (The) .................... 275 37,529
Colgate-Palmolive Co. ................ 6,468 627,655
Henkel AG & Co. KGaA ............... 345 27,144
Kimberly-Clark Corp. ................. 4,710 650,922
Procter & Gamble Co. (The) ............ 8,683 1,432,000
Reckitt Benckiser Group plc ............. 1,408 76,172
2,851,422
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
(d)
................... 5,972 104,928
Brookfield Renewable Corp. , Class A ...... 814 23,063
127,991
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. ............. 10,000 47,701
Hikari Tsushin, Inc. ................... 200 37,464
Hitachi Ltd. ........................ 1,300 29,271

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Siemens AG (Registered) .............. 1,402 $ 260,948
375,384
Industrial REITs — 0.0%
Segro plc ......................... 3,824 43,265
Insurance — 3.2%
AIA Group Ltd. ..................... 26,800 181,322
Allianz SE (Registered) ................ 715 198,578
Allstate Corp. (The) .................. 1,278 204,045
Aon plc , Class A .................... 1,221 358,461
Arch Capital Group Ltd.
(a)
.............. 2,825 285,014
Assicurazioni Generali SpA ............. 1,123 27,956
AXA SA .......................... 3,623 118,730
Brighthouse Financial, Inc.
(a)
............ 122 5,287
Dai-ichi Life Holdings, Inc. .............. 2,500 66,950
Globe Life, Inc. ..................... 2,890 237,789
Intact Financial Corp. ................. 826 137,668
Marsh & McLennan Cos., Inc. ........... 3,287 692,637
MS&AD Insurance Group Holdings, Inc. .... 3,300 73,676
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 447 223,480
NN Group NV ...................... 4,683 217,659
Power Corp. of Canada ............... 1,109 30,821
Principal Financial Group, Inc. ........... 905 70,997
Progressive Corp. (The) ............... 2,006 416,666
Prudential plc ...................... 4,781 43,349
QBE Insurance Group Ltd. ............. 8,987 103,742
Reinsurance Group of America, Inc. ....... 1,453 298,257
Sompo Holdings, Inc. ................. 700 14,997
Swiss Re AG ....................... 1,229 152,368
T&D Holdings, Inc. ................... 1,300 22,707
Talanx AG ......................... 745 59,369
Tokio Marine Holdings, Inc. ............. 5,800 217,959
Travelers Cos., Inc. (The) .............. 1,908 387,973
Unum Group ....................... 888 45,386
WR Berkley Corp. ................... 813 63,885
Zurich Insurance Group AG ............. 572 304,702
5,262,430
Interactive Media & Services — 4.1%
Alphabet, Inc. , Class A ................ 13,064 2,379,608
Alphabet, Inc. , Class C ................ 9,863 1,809,071
LY Corp. .......................... 22,100 53,364
Meta Platforms, Inc. , Class A ............ 4,330 2,183,273
Pinterest, Inc. , Class A
(a)
............... 2,354 103,741
REA Group Ltd. ..................... 495 64,634
Scout24 SE
(b) (c)
..................... 581 44,391
Snap, Inc. , Class A
(a)
................. 3,080 51,159
6,689,241
IT Services — 0.7%
Accenture plc , Class A ................ 129 39,140
Akamai Technologies, Inc.
(a)
............. 497 44,770
Capgemini SE ...................... 222 44,098
Cloudflare, Inc. , Class A
(a)
.............. 1,346 111,489
Fujitsu Ltd. ........................ 2,300 36,072
Globant SA
(a)
....................... 371 66,134
GoDaddy, Inc. , Class A
(a)
............... 890 124,342
Kyndryl Holdings, Inc.
(a)
................ 1,006 26,468
Nomura Research Institute Ltd. .......... 3,000 84,791
Obic Co. Ltd. ....................... 500 64,516
SCSK Corp. ....................... 2,400 48,016
Snowflake, Inc. , Class A
(a)
.............. 1,043 140,899
VeriSign, Inc.
(a)
..................... 1,758 312,572
Security
Shares
Shares Value
IT Services (continued)
Wix.com Ltd.
(a)
...................... 432 $ 68,718
1,212,025
Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.
(a)
66 13,634
Danaher Corp. ..................... 120 29,982
Eurofins Scientific SE ................. 540 27,037
Illumina, Inc.
(a)
...................... 145 15,135
IQVIA Holdings, Inc.
(a)
................. 554 117,138
Lonza Group AG (Registered) ........... 117 63,696
Medpace Holdings, Inc.
(a)
.............. 58 23,887
Mettler-Toledo International, Inc.
(a)
........ 165 230,602
Sartorius Stedim Biotech ............... 114 18,840
Thermo Fisher Scientific, Inc. ............ 1,095 605,535
West Pharmaceutical Services, Inc. ....... 79 26,022
1,171,508
Machinery — 1.3%
Alstom SA ........................ 1,013 17,084
Atlas Copco AB , Class A ............... 6,342 119,079
Atlas Copco AB , Class B ............... 5,437 87,793
Caterpillar, Inc. ..................... 577 192,199
FANUC Corp. ...................... 600 16,472
Flowserve Corp. .................... 612 29,437
GEA Group AG ..................... 580 24,113
Illinois Tool Works, Inc. ................ 410 97,153
ITT, Inc. .......................... 1,469 189,765
Komatsu Ltd. ...................... 2,400 70,103
Kubota Corp. ...................... 3,400 47,780
Oshkosh Corp. ..................... 797 86,235
Otis Worldwide Corp. ................. 2,299 221,302
PACCAR, Inc. ...................... 711 73,190
Parker-Hannifin Corp. ................. 461 233,178
Pentair plc ........................ 586 44,929
Techtronic Industries Co. Ltd. ............ 1,500 17,100
Toyota Industries Corp. ................ 600 51,039
VAT Group AG
(b) (c)
................... 122 68,888
Volvo AB , Class B ................... 6,588 169,275
Xylem, Inc.
(d)
....................... 1,655 224,468
2,080,582
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class B .......... 11 19,078
Media — 0.4%
Cable One, Inc. ..................... 24 8,496
Charter Communications, Inc. , Class A
(a)
.... 97 28,999
Comcast Corp. , Class A ............... 10,656 417,289
Informa plc ........................ 5,500 59,356
Paramount Global , Class B
(d)
............ 5,026 52,220
Publicis Groupe SA .................. 443 47,055
Sirius XM Holdings, Inc.
(d)
.............. 5,317 15,047
Vivendi SE ........................ 2,643 27,624
WPP plc .......................... 1,452 13,295
669,381
Metals & Mining — 1.0%
Anglo American plc .................. 2,299 72,650
Antofagasta plc ..................... 1,339 35,585
BHP Group Ltd. ..................... 21,043 601,450
Endeavour Mining plc ................. 2,666 56,735
First Quantum Minerals Ltd. ............. 1,679 22,054
Freeport-McMoRan, Inc. ............... 4,451 216,319
Glencore plc ....................... 25,998 147,936
IGO Ltd. .......................... 3,297 12,342
Rio Tinto Ltd. ...................... 3,492 276,608
Rio Tinto plc ....................... 1,507 98,887

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
South32 Ltd. ....................... 34,951 $ 84,794
Southern Copper Corp.
(d)
............... 153 16,484
United States Steel Corp. .............. 212 8,014
1,649,858
Multi-Utilities — 0.3%
AGL Energy Ltd. .................... 4,786 34,485
Centrica plc ....................... 10,071 17,166
E.ON SE ......................... 11,885 156,201
Engie SA ......................... 2,677 38,336
National Grid plc .................... 10,931 122,057
Veolia Environnement SA .............. 2,285 68,442
436,687
Office REITs — 0.0%
Gecina SA ........................ 208 19,201
Oil, Gas & Consumable Fuels — 1.4%
BP plc ........................... 36,406 219,192
Chevron Corp.
(d)
.................... 2,510 392,614
ConocoPhillips ..................... 927 106,030
Eni SpA .......................... 5,410 83,069
Equinor ASA
(d)
...................... 1,018 29,160
Exxon Mobil Corp. ................... 5,743 661,134
Repsol SA ........................ 940 14,907
Shell plc .......................... 13,917 499,175
Targa Resources Corp. ................ 380 48,936
TotalEnergies SE .................... 2,862 191,622
2,245,839
Passenger Airlines — 0.0%
Deutsche Lufthansa AG (Registered) ...... 3,750 23,001
Personal Care Products — 0.6%
elf Beauty, Inc.
(a) (d)
................... 189 39,826
Estee Lauder Cos., Inc. (The) , Class A ..... 2,325 247,380
Haleon plc ........................ 9,317 37,909
Kobayashi Pharmaceutical Co. Ltd. ........ 2,000 64,953
L'Oreal SA ........................ 696 306,355
Unilever plc ........................ 4,572 250,945
947,368
Pharmaceuticals — 4.6%
Astellas Pharma, Inc. ................. 7,900 77,939
AstraZeneca plc .................... 3,068 477,482
Bristol-Myers Squibb Co. ............... 7,967 330,870
Catalent, Inc.
(a)
..................... 318 17,881
Daiichi Sankyo Co. Ltd. ................ 3,100 107,737
Elanco Animal Health, Inc.
(a)
............. 2,296 33,131
Eli Lilly & Co. ...................... 1,807 1,636,022
GSK plc .......................... 8,245 158,586
Ipsen SA ......................... 204 25,063
Johnson & Johnson .................. 6,421 938,493
Kyowa Kirin Co. Ltd. .................. 900 15,427
Merck & Co., Inc. .................... 9,053 1,120,761
Novartis AG (Registered) .............. 3,780 402,463
Novo Nordisk A/S , Class B ............. 6,401 915,886
Ono Pharmaceutical Co. Ltd. ............ 1,600 21,861
Pfizer, Inc. ........................ 19,700 551,206
Roche Holding AG ................... 105 32,013
Royalty Pharma plc , Class A ............ 713 18,802
Sanofi SA ......................... 2,419 233,296
Takeda Pharmaceutical Co. Ltd. .......... 4,300 111,535
Viatris, Inc. ........................ 2,300 24,449
Zoetis, Inc. , Class A .................. 2,263 392,314
7,643,217
Security
Shares
Shares Value
Professional Services — 1.0%
Bureau Veritas SA ................... 552 $ 15,340
CACI International, Inc. , Class A
(a)
........ 574 246,895
Computershare Ltd. .................. 861 15,059
ExlService Holdings, Inc.
(a)
............. 369 11,572
Experian plc ....................... 4,304 199,950
Genpact Ltd. ....................... 34 1,094
Leidos Holdings, Inc. ................. 276 40,263
Recruit Holdings Co. Ltd. .............. 5,100 274,416
RELX plc ......................... 2,555 117,067
SS&C Technologies Holdings, Inc. ........ 2,153 134,928
TransUnion ........................ 1,017 75,421
TriNet Group, Inc. ................... 443 44,300
Verisk Analytics, Inc. .................. 1,265 340,981
Wolters Kluwer NV ................... 1,069 176,533
1,693,819
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 12,500 46,826
Sino Land Co. Ltd. ................... 14,000 14,407
Swire Pacific Ltd. , Class A .............. 2,500 22,071
Swire Properties Ltd. ................. 15,400 24,535
Wharf Real Estate Investment Co. Ltd. ..... 6,000 15,903
123,742
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.
(a)
.......... 3,416 554,109
Applied Materials, Inc. ................ 1,691 399,059
ASML Holding NV ................... 761 775,586
Axcelis Technologies, Inc.
(a)
............. 84 11,944
Broadcom, Inc. ..................... 765 1,228,230
Cirrus Logic, Inc.
(a)
................... 439 56,043
Disco Corp. ........................ 200 76,180
Intel Corp. ........................ 11,031 341,630
KLA Corp. ......................... 424 349,592
Lam Research Corp. ................. 798 849,750
Marvell Technology, Inc. ............... 1,411 98,629
Micron Technology, Inc. ................ 2,273 298,968
Monolithic Power Systems, Inc. .......... 71 58,339
NVIDIA Corp. ...................... 42,532 5,254,403
QUALCOMM, Inc. ................... 2,291 456,321
Rambus, Inc.
(a)
..................... 431 25,326
SCREEN Holdings Co. Ltd. ............. 300 27,198
STMicroelectronics NV ................ 4,061 159,061
Tokyo Electron Ltd. .................. 1,800 394,021
11,414,389
Software — 7.5%
Adobe, Inc.
(a)
....................... 984 546,651
AppLovin Corp. , Class A
(a)
.............. 520 43,274
Atlassian Corp. , Class A
(a)
.............. 1,256 222,161
Box, Inc. , Class A
(a)
.................. 1,635 43,229
Cadence Design Systems, Inc.
(a)
......... 167 51,394
Check Point Software Technologies Ltd.
(a)
... 452 74,580
Crowdstrike Holdings, Inc. , Class A
(a)
....... 808 309,618
CyberArk Software Ltd.
(a)
............... 231 63,160
Dassault Systemes SE ................ 1,961 73,736
Datadog, Inc. , Class A
(a)
............... 1,095 142,011
DocuSign, Inc.
(a)
.................... 428 22,898
Dynatrace, Inc.
(a)
.................... 1,600 71,584
Elastic NV
(a)
....................... 130 14,808
Fortinet, Inc.
(a)
...................... 4,056 244,455
Gitlab, Inc. , Class A
(a)
................. 641 31,871
HubSpot, Inc.
(a)
..................... 160 94,366
Intuit, Inc. ......................... 560 368,038
Manhattan Associates, Inc.
(a)
............ 983 242,486
Microsoft Corp. ..................... 14,391 6,432,057

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Monday.com Ltd.
(a)
................... 73 $ 17,576
Nemetschek SE ..................... 194 18,940
Nice Ltd.
(a)
........................ 215 36,988
Nutanix, Inc. , Class A
(a)
................ 1,759 99,999
Oracle Corp. ....................... 2,648 373,898
Oracle Corp. Japan .................. 400 27,602
Palantir Technologies, Inc. , Class A
(a)
...... 5,288 133,945
Palo Alto Networks, Inc.
(a)
.............. 676 229,171
Salesforce, Inc. ..................... 2,731 702,140
SAP SE .......................... 1,106 222,168
ServiceNow, Inc.
(a)
................... 1,017 800,043
Smartsheet, Inc. , Class A
(a)
............. 1,607 70,837
Synopsys, Inc.
(a)
.................... 250 148,765
Teradata Corp.
(a)
.................... 170 5,875
Varonis Systems, Inc.
(a)
................ 366 17,557
Workday, Inc. , Class A
(a)
............... 562 125,641
Xero Ltd.
(a)
........................ 1,041 94,144
Zscaler, Inc.
(a)
...................... 637 122,425
12,340,091
Specialized REITs — 0.1%
Equinix, Inc. ....................... 102 77,173
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a)
........ 921 163,791
Burlington Stores, Inc.
(a) (d)
.............. 1,216 291,840
Carvana Co. , Class A
(a)
................ 507 65,261
Gap, Inc. (The) ..................... 10,138 242,197
Home Depot, Inc. (The) ............... 2,774 954,922
Industria de Diseno Textil SA ............ 670 33,248
JB Hi-Fi Ltd. ....................... 337 13,693
Lowe's Cos., Inc. .................... 1,566 345,240
Ross Stores, Inc. .................... 3,545 515,159
TJX Cos., Inc. (The)
(d)
................. 5,646 621,624
Wayfair, Inc. , Class A
(a)
................ 523 27,578
3,274,553
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc. ........................ 25,210 5,309,730
Canon, Inc.
(d)
....................... 1,600 43,404
Dell Technologies, Inc. , Class C .......... 243 33,512
HP, Inc. .......................... 817 28,612
NetApp, Inc. ....................... 397 51,134
5,466,392
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a)
................. 1 33
Hermes International SCA .............. 21 48,502
LVMH Moet Hennessy Louis Vuitton SE ..... 343 263,353
Moncler SpA ....................... 645 39,567
NIKE, Inc. , Class B .................. 1,452 109,437
460,892
Tobacco — 0.0%
British American Tobacco plc ............ 727 22,333
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc. ....... 169 32,786
Ashtead Group plc ................... 1,855 123,680
Beacon Roofing Supply, Inc.
(a)
........... 864 78,192
Ferguson plc ....................... 1,075 208,174
Herc Holdings, Inc. ................... 394 52,516
Marubeni Corp. ..................... 5,900 109,401
Mitsubishi Corp. ..................... 700 13,760
Sojitz Corp. ........................ 1,900 46,412
Sumitomo Corp. .................... 15,500 389,390
Toyota Tsusho Corp. .................. 3,300 64,492
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
United Rentals, Inc. .................. 375 $ 242,524
Watsco, Inc. ....................... 61 28,258
WESCO International, Inc. .............. 835 132,364
WW Grainger, Inc. ................... 365 329,318
1,851,267
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (c)
.................... 92 18,630
Aeroports de Paris SA ................ 102 12,423
31,053
Water Utilities — 0.0%
Severn Trent plc .................... 885 26,638
United Utilities Group plc ............... 2,354 29,243
55,881
Total Common Stocks — 69 .0%
(Cost: $ 97,459,918 ) ............................... 114,032,154
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 26,957
Total Corporate Bonds — 0 .0%
(Cost: $ 28,443 ) ................................. 26,957
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
....... 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Automobiles — 0.0%
Volkswagen AG (Preference) ............ 156 17,615
Total Preferred Securities — 0 .0%
(Cost: $ 20,678 ) ................................. 17,615
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
.............. 105 205
Total Rights — 0 .0%
(Cost: $ 107 ) .................................... 205

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
Occidental Petroleum Corp. (Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(a)
..... 392 $ 16,135
Total Warrants — 0 .0%
(Cost: $ 1,941 ) .................................. 16,135
Total Long-Term Investments — 69.0%
(Cost: $ 97,511,087 ) ............................... 114,093,066
Short-Term Securities
Money Market Funds — 7.9%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(j)
................... 2,162,453 2,163,318
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 10,782,185 10,782,185
Total Money Market Funds — 7 .9%
(Cost: $ 12,945,409 ) ............................... 12,945,503
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 7.3%
U.S. Treasury Bills
(k)
5.31% , 07/02/24 .................. USD 3,000 $ 2,999,561
5.25% , 07/23/24 .................. 4,595 4,580,557
5.32% , 07/30/24 .................. 1,522 1,515,762
5.38% , 08/27/24 .................. 3,030 3,004,738
Total U.S. Treasury Obligations — 7 .3%
(Cost: $ 12,101,014 ) ............................... 12,100,618
Total Short-Term Securities — 15.2%
(Cost: $ 25,046,423 ) ............................... 25,046,121
Total Investments — 84 .2%
(Cost: $ 122,557,510 ) .............................. 139,139,187
Other Assets Less Liabilities — 15.8% ................... 26,104,678
Net Assets — 100.0% ...............................
$ 165,243,865
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,163,760
(a)
$ — $ (536) $ 94 $ 2,163,318 2,162,453 $ 13,368
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,984,865 3,797,320
(a)
— — — 10,782,185 10,782,185 188,063 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,950,263 — (2,949,888)
(a)
(351) (24) — — — —
$ (887) $ 70 $ 12,945,503 $ 201,431 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
10
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 69 07/19/24 $ 8,051 $ (12,174)
IFSC NIFTY 50 Index ....................................................... 51 07/25/24 2,459 41,717
MSCI Singapore Index ...................................................... 38 07/30/24 885 4,927
Euro-Bund .............................................................. 604 09/06/24 85,139 129,179
TOPIX Index ............................................................. 165 09/12/24 28,941 490,645
Australia 10-Year Bond ...................................................... 305 09/16/24 23,107 (157,971)
S&P/TSX 60 Index ......................................................... 76 09/19/24 14,561 85,800
U.S. Treasury Ultra Bond ..................................................... 47 09/19/24 5,854 81,618
DAX Index .............................................................. 3 09/20/24 1,476 (504)
EURO STOXX 50 Index ..................................................... 86 09/20/24 4,531 14,362
FTSE/MIB Index ........................................................... 129 09/20/24 23,025 140,570
MSCI EAFE E-Mini Index ..................................................... 23 09/20/24 2,695 11,990
S&P 500 E-Mini Index ....................................................... 15 09/20/24 4,141 9,383
WIG20 Index ............................................................. 341 09/20/24 4,308 175,575
Long Gilt ................................................................ 72 09/26/24 8,880 34,440
1,049,557
Short Contracts
CAC 40 Index ............................................................ 266 07/19/24 21,370 35,862
OMX Stockholm 30 Index .................................................... 488 07/19/24 11,880 (64,614)
Japan 10-Year Bond ........................................................ 41 09/12/24 36,405 138,462
Canada 10-Year Bond ....................................................... 399 09/18/24 35,019 (56,686)
FTSE/JSE Top 40 Index ..................................................... 257 09/19/24 10,425 (82,329)
SPI 200 Index ............................................................ 12 09/19/24 1,551 8,868
U.S. Treasury 10-Year Note ................................................... 651 09/19/24 71,508 (452,357)
U.S. Treasury Long Bond ..................................................... 79 09/19/24 9,312 (104,783)
U.S. Treasury Ultra Bond ..................................................... 108 09/19/24 13,453 (184,381)
FTSE 100 Index ........................................................... 128 09/20/24 13,264 (5,599)
Mini-DAX Index ........................................................... 1 09/20/24 98 (216)
MSCI EAFE E-Mini Index ..................................................... 246 09/20/24 28,821 (140,483)
S&P 500 E-Mini Index ....................................................... 146 09/20/24 40,307 (51,205)
SET50 Index ............................................................. 1,890 09/27/24 8,250 33,908
(925,553)
$ 124,004
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 374,000 USD 247,052 JPMorgan Chase Bank NA 09/18/24 $ 2,957
AUD 20,528,796 USD 13,610,387 Toronto Dominion Bank 09/18/24 112,567
CAD 6,345,296 USD 4,628,437 Citibank NA 09/18/24 18,538
EUR 220,000 USD 236,165 JPMorgan Chase Bank NA 09/18/24 350
EUR 9,596,727 USD 10,313,313 Natwest Markets plc 09/18/24 3,840
MXN 6,219,000 USD 331,568 JPMorgan Chase Bank NA 09/18/24 4,178
NOK 1,187,000 USD 111,303 Natwest Markets plc 09/18/24 90
THB 22,471,000 USD 611,212 JPMorgan Chase Bank NA 09/18/24 5,083
USD 837,746 BRL 4,555,000 HSBC Bank plc 09/18/24 30,161
USD 130,561 CHF 115,000 JPMorgan Chase Bank NA 09/18/24 1,327
USD 1,134,220 GBP 894,000 Goldman Sachs International 09/18/24 3,450
USD 401,371 JPY 62,261,000 Goldman Sachs International 09/18/24 9,662
USD 6,135 NZD 10,000 Barclays Bank plc 09/18/24 44
USD 224,895 SEK 2,357,000 JPMorgan Chase Bank NA 09/18/24 1,607
USD 92,001 SGD 124,000 Toronto Dominion Bank 09/18/24 212
KRW 1,003,324,000 USD 725,437 BNP Paribas SA 09/19/24 4,755

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
KRW 503,432,000 USD 365,549 Morgan Stanley & Co. International plc 09/19/24 $ 835
199,656
BRL 7,920,000 USD 1,457,426 JPMorgan Chase Bank NA 09/18/24 (53,239)
CHF 448,000 USD 508,587 Nomura International plc 09/18/24 (5,137)
EUR 572,000 USD 615,997 Toronto Dominion Bank 09/18/24 (1,057)
GBP 47,000 USD 59,623 Barclays Bank plc 09/18/24 (175)
GBP 483,000 USD 613,309 UBS AG 09/18/24 (2,390)
JPY 36,734,000 USD 235,974 HSBC Bank plc 09/18/24 (4,866)
JPY 81,002,000 USD 522,187 JPMorgan Chase Bank NA 09/18/24 (12,571)
JPY 36,869,000 USD 232,374 Toronto Dominion Bank 09/18/24 (416)
SEK 1,251,000 USD 119,334 Barclays Bank plc 09/18/24 (822)
SEK 3,203,000 USD 305,999 Natwest Markets plc 09/18/24 (2,566)
SGD 402,000 USD 298,253 JPMorgan Chase Bank NA 09/18/24 (678)
USD 519,812 AUD 784,000 Natwest Markets plc 09/18/24 (4,271)
USD 517,174 CAD 709,000 Toronto Dominion Bank 09/18/24 (2,062)
USD 1,210,114 EUR 1,126,000 Toronto Dominion Bank 09/18/24 (415)
USD 9,336 INR 782,000 BNP Paribas SA 09/18/24 (19)
USD 800,465 MXN 15,011,000 UBS AG 09/18/24 (9,935)
USD 410,014 PLN 1,679,000 BNP Paribas SA 09/18/24 (6,663)
USD 2,363,218 THB 86,183,000 BNP Paribas SA 09/18/24 (456)
USD 93,502 ZAR 1,732,000 Toronto Dominion Bank 09/18/24 (1,122)
CLP 2,367,441,000 USD 2,538,811 Morgan Stanley & Co. International plc 09/23/24 (24,449)
(133,309)
$ 66,347
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 2,769 $ 176,317 $ 181,216 $ (4,899)
Markit CDX North American
Investment Grade Index
Series 42.V1 ....... 1 .00 Quarterly 06/20/29 BBB+ USD 16 342 348 (6)
$ 176,659 $ 181,564 $ (4,905)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ (38,807) $ — $ (38,807)
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (35,868) — (35,868)
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (22,832) — (22,832)
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (21,433) — (21,433)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 21,434 24,766 (3,332)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 38,807 43,487 (4,680)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 22,832 26,122 (3,290)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
12
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 $ 35,868 $ 40,637 $ (4,769)
28-day MXIBTIIE Monthly 8.69% Monthly 09/18/24
(a)
09/12/29 MXN 11,000 (17,550) — (17,550)
28-day MXIBTIIE Monthly 8.77% Monthly 09/18/24
(a)
09/12/29 MXN 37,000 (52,699) — (52,699)
28-day MXIBTIIE Monthly 9.06% Monthly 09/18/24
(a)
09/12/29 MXN 25,000 (20,094) — (20,094)
28-day MXIBTIIE Monthly 9.19% Monthly 09/18/24
(a)
09/12/29 MXN 27,000 (14,479) — (14,479)
28-day MXIBTIIE Monthly 9.19% Monthly 09/18/24
(a)
09/12/29 MXN 49,000 (25,753) — (25,753)
28-day MXIBTIIE Monthly 9.21% Monthly 09/18/24
(a)
09/12/29 MXN 25,000 (12,069) — (12,069)
28-day MXIBTIIE Monthly 9.26% Monthly 09/18/24
(a)
09/12/29 MXN 31,000 (11,649) — (11,649)
28-day MXIBTIIE Monthly 9.33% Monthly 09/18/24
(a)
09/12/29 MXN 20,000 (4,520) — (4,520)
28-day MXIBTIIE Monthly 9.35% Monthly 09/18/24
(a)
09/12/29 MXN 89,000 (16,305) — (16,305)
28-day MXIBTIIE Monthly 9.36% Monthly 09/18/24
(a)
09/12/29 MXN 55,000 (8,899) — (8,899)
28-day MXIBTIIE Monthly 9.53% Monthly 09/18/24
(a)
09/12/29 MXN 62,000 12,522 — 12,522
28-day MXIBTIIE Monthly 9.53% Monthly 09/18/24
(a)
09/12/29 MXN 46,000 8,799 — 8,799
28-day MXIBTIIE Monthly 9.55% Monthly 09/18/24
(a)
09/12/29 MXN 50,000 11,704 — 11,704
28-day MXIBTIIE Monthly 9.56% Monthly 09/18/24
(a)
09/12/29 MXN 220,000 58,557 — 58,557
28-day MXIBTIIE Monthly 9.60% Monthly 09/18/24
(a)
09/12/29 MXN 115,000 40,452 — 40,452
28-day MXIBTIIE Monthly 9.65% Monthly 09/18/24
(a)
09/12/29 MXN 53,000 24,314 — 24,314
28-day MXIBTIIE Monthly 9.73% Monthly 09/18/24
(a)
09/12/29 MXN 147,000 92,286 — 92,286
3-mo. TWCPBA Quarterly 1.62% Quarterly 09/18/24
(a)
09/18/29 TWD 40,000 (17,586) — (17,586)
3-mo. TWCPBA Quarterly 1.88% Quarterly 09/18/24
(a)
09/18/29 TWD 63,000 (3,405) — (3,405)
3-mo. TWCPBA Quarterly 1.90% Quarterly 09/18/24
(a)
09/18/29 TWD 55,000 (1,370) — (1,370)
3-mo. TWCPBA Quarterly 1.91% Quarterly 09/18/24
(a)
09/18/29 TWD 65,000 (307) — (307)
3-mo. TWCPBA Quarterly 1.96% Quarterly 09/18/24
(a)
09/18/29 TWD 37,000 2,452 — 2,452
3-mo. TWCPBA Quarterly 1.98% Quarterly 09/18/24
(a)
09/18/29 TWD 38,000 3,620 — 3,620
1-week
CNREPOFIX_
CFXS Quarterly 1.99% Quarterly 09/18/24
(a)
09/18/29 CNY 15,000 4,972 — 4,972
1-week
CNREPOFIX_
CFXS Quarterly 1.99% Quarterly 09/18/24
(a)
09/18/29 CNY 17,000 5,417 — 5,417
1-week
CNREPOFIX_
CFXS Quarterly 2.00% Quarterly 09/18/24
(a)
09/18/29 CNY 16,000 6,024 — 6,024
1-week
CNREPOFIX_
CFXS Quarterly 2.01% Quarterly 09/18/24
(a)
09/18/29 CNY 8,000 3,990 — 3,990
1-week
CNREPOFIX_
CFXS Quarterly 2.04% Quarterly 09/18/24
(a)
09/18/29 CNY 29,000 18,381 — 18,381
1-week
CNREPOFIX_
CFXS Quarterly 2.06% Quarterly 09/18/24
(a)
09/18/29 CNY 5,500 4,335 — 4,335
1-week
CNREPOFIX_
CFXS Quarterly 2.07% Quarterly 09/18/24
(a)
09/18/29 CNY 13,000 10,840 — 10,840
3-mo. STIBOR Quarterly 2.69% Annual 09/18/24
(a)
09/18/29 SEK 42,000 30,407 (15,247) 45,654
3-mo. STIBOR Quarterly 2.72% Annual 09/18/24
(a)
09/18/29 SEK 29,000 25,039 (11,248) 36,287
6-mo. EURIBOR Semi-Annual 2.76% Annual 09/18/24
(a)
09/18/29 EUR 4,000 (12,448) (417) (12,031)
6-mo. EURIBOR Semi-Annual 2.76% Annual 09/18/24
(a)
09/18/29 EUR 2,000 (6,126) (2,734) (3,392)
6-mo. EURIBOR Semi-Annual 2.77% Annual 09/18/24
(a)
09/18/29 EUR 2,000 (4,951) 2,117 (7,068)
3-mo. STIBOR Quarterly 2.77% Annual 09/18/24
(a)
09/18/29 SEK 96,000 103,806 25,522 78,284
6-mo. EURIBOR Semi-Annual 2.79% Annual 09/18/24
(a)
09/18/29 EUR 4,000 (7,552) (7,455) (97)
6-mo. EURIBOR Semi-Annual 2.79% Annual 09/18/24
(a)
09/18/29 EUR 4,000 62 62 —
6-mo. EURIBOR Semi-Annual 2.80% Annual 09/18/24
(a)
09/18/29 EUR 8,000 (10,405) 12,114 (22,519)
6-mo. EURIBOR Semi-Annual 2.81% Annual 09/18/24
(a)
09/18/29 EUR 4,000 (2,461) (358) (2,103)
6-mo. EURIBOR Semi-Annual 2.81% Annual 09/18/24
(a)
09/18/29 EUR 3,000 (2,286) (8,882) 6,596
3-mo. STIBOR Quarterly 2.81% Annual 09/18/24
(a)
09/18/29 SEK 24,000 29,612 (4,615) 34,227
6-mo. EURIBOR Semi-Annual 2.82% Annual 09/18/24
(a)
09/18/29 EUR 3,000 (817) 11,720 (12,537)
6-mo. EURIBOR Semi-Annual 2.83% Annual 09/18/24
(a)
09/18/29 EUR 4,000 281 (18,643) 18,924
6-mo. EURIBOR Semi-Annual 2.83% Annual 09/18/24
(a)
09/18/29 EUR 2,000 630 11,477 (10,847)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 2.85% Annual 09/18/24
(a)
09/18/29 EUR 3,000 $ 3,589 $ (4,537) $ 8,126
6-mo. EURIBOR Semi-Annual 2.87% Annual 09/18/24
(a)
09/18/29 EUR 8,000 16,621 (20,893) 37,514
3-mo. STIBOR Quarterly 2.88% Annual 09/18/24
(a)
09/18/29 SEK 44,000 68,477 10,340 58,137
3-mo. STIBOR Quarterly 2.90% Annual 09/18/24
(a)
09/18/29 SEK 15,000 24,586 (1,950) 26,536
6-mo. EURIBOR Semi-Annual 2.95% Annual 09/18/24
(a)
09/18/29 EUR 2,000 12,674 4,601 8,073
6-mo. PRIBOR Semi-Annual 3.07% Annual 09/18/24
(a)
09/18/29 CZK 203,000 (285,608) — (285,608)
6-mo. WIBOR Semi-Annual 4.93% Annual 09/18/24
(a)
09/18/29 PLN 4,000 (656) — (656)
6-mo. WIBOR Semi-Annual 4.95% Annual 09/18/24
(a)
09/18/29 PLN 7,000 32 — 32
6-mo. WIBOR Semi-Annual 4.95% Annual 09/18/24
(a)
09/18/29 PLN 13,000 744 — 744
6-mo. WIBOR Semi-Annual 4.95% Annual 09/18/24
(a)
09/18/29 PLN 13,000 608 — 608
6-mo. WIBOR Semi-Annual 5.02% Annual 09/18/24
(a)
09/18/29 PLN 2,000 1,568 — 1,568
6-mo. WIBOR Semi-Annual 5.07% Annual 09/18/24
(a)
09/18/29 PLN 5,000 6,608 — 6,608
6-mo. WIBOR Semi-Annual 5.11% Annual 09/18/24
(a)
09/18/29 PLN 4,000 6,719 — 6,719
6-mo. WIBOR Semi-Annual 5.14% Annual 09/18/24
(a)
09/18/29 PLN 18,000 35,924 — 35,924
6-mo. WIBOR Semi-Annual 5.15% Annual 09/18/24
(a)
09/18/29 PLN 15,000 31,517 — 31,517
6-mo. WIBOR Semi-Annual 5.25% Annual 09/18/24
(a)
09/18/29 PLN 8,000 25,237 — 25,237
6-mo. WIBOR Semi-Annual 5.34% Annual 09/18/24
(a)
09/18/29 PLN 7,000 28,720 — 28,720
1-day MIBOR Semi-Annual 6.31% Semi-Annual 09/18/24
(a)
09/18/29 INR 551,038 (27,684) — (27,684)
1-day MIBOR Semi-Annual 6.31% Semi-Annual 09/18/24
(a)
09/18/29 INR 500,962 (24,921) — (24,921)
1-day MIBOR Semi-Annual 6.33% Semi-Annual 09/18/24
(a)
09/18/29 INR 185,637 (7,978) — (7,978)
1-day MIBOR Semi-Annual 6.33% Semi-Annual 09/18/24
(a)
09/18/29 INR 199,503 (8,623) — (8,623)
1-day MIBOR Semi-Annual 6.33% Semi-Annual 09/18/24
(a)
09/18/29 INR 202,860 (8,468) — (8,468)
1-day MIBOR Semi-Annual 6.37% Semi-Annual 09/18/24
(a)
09/18/29 INR 217,000 (4,361) — (4,361)
1-day MIBOR Semi-Annual 6.40% Semi-Annual 09/18/24
(a)
09/18/29 INR 314,000 — — —
3.66% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 3,000 (30,516) (981) (29,535)
3.14% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 2,000 14,129 3,766 10,363
3.68% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 4,000 (42,925) (7,492) (35,433)
3.69% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 4,000 (44,242) (372) (43,870)
3.66% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 3,000 (30,023) (3,407) (26,616)
3.50% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 2,000 (9,490) (8,999) (491)
3.18% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 3,000 17,246 (390) 17,636
1.05% Annual 1-day SARON Annual 09/18/24
(a)
09/18/29 CHF 2,000 (21,658) (11,595) (10,063)
0.89% Annual 1-day SARON Annual 09/18/24
(a)
09/18/29 CHF 2,000 (2,288) (2,288) —
4.11% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 2,000 (11,091) (1,184) (9,907)
4.24% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 7,000 (76,688) (14,391) (62,297)
4.08% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 1,000 (4,038) 1,185 (5,223)
4.24% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 4,000 (44,532) (824) (43,708)
3.90% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 1,000 3,944 2,057 1,887
4.27% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 3,000 (37,655) 4,151 (41,806)
4.24% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 3,000 (33,265) 4,627 (37,892)
4.06% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 1,000 (3,151) (208) (2,943)
3.92% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 5,000 15,285 (1,124) 16,409
4.28% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 1,000 (12,774) (37) (12,737)
4.31% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 1,000 (14,148) 2,554 (16,702)
4.12% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 2,000 (11,712) 5,509 (17,221)
3.81% Annual 1-day SONIA Annual 09/18/24
(a)
09/18/29 GBP 2,000 10,612 (7,530) 18,142
3.91% Annual 1-day SONIA Annual 09/18/24
(a)
09/18/29 GBP 3,000 (739) (13,286) 12,547
3.91% Annual 1-day SONIA Annual 09/18/24
(a)
09/18/29 GBP 7,000 (2,501) (25,348) 22,847
2.68% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 59,000 (19,245) — (19,245)
2.58% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 120,000 (24,668) — (24,668)
2.66% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 108,000 (33,205) — (33,205)
2.54% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 48,000 (7,157) — (7,157)
2.68% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 62,000 (20,064) — (20,064)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
14
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.56% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 48,000 $ (8,389) $ — $ (8,389)
2.51% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 372,000 (40,813) — (40,813)
2.45% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 83,000 (2,471) — (2,471)
2.58% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 99,000 (19,652) — (19,652)
2.65% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 59,000 (16,822) — (16,822)
2.52% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 83,000 (10,086) — (10,086)
8.78% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 27,000 (31,507) — (31,507)
8.44% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 35,000 (14,405) — (14,405)
8.66% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 22,000 (20,003) — (20,003)
8.64% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 85,000 (73,524) — (73,524)
9.07% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 28,000 (51,005) — (51,005)
8.75% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 31,000 (34,563) — (34,563)
8.78% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 36,000 (42,208) — (42,208)
9.04% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 31,000 (54,173) — (54,173)
8.39% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 120,500 (37,600) — (37,600)
8.37% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 64,000 (17,351) — (17,351)
8.73% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 59,000 (62,975) — (62,975)
8.36% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 49,000 (12,038) — (12,038)
8.42% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 33,500 (12,750) — (12,750)
8.59% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 20,000 (14,867) — (14,867)
8.20% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 46,620 5,045 — 5,045
8.24% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 79,380 1,743 — 1,743
8.82% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 36,000 (45,393) — (45,393)
8.20% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 33,000 — — —
8.43% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 33,500 (13,343) — (13,343)
4.35% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 4,000 2,964 — 2,964
4.31% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 500 951 — 951
4.26% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 1,400 4,672 — 4,672
4.20% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 2,000 10,332 — 10,332
4.25% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 5,000 18,134 — 18,134
4.53% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 700 (3,351) — (3,351)
4.27% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 2,000 5,951 — 5,951
4.25% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 5,000 18,060 — 18,060
4.30% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 3,000 6,175 — 6,175
4.55% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 1,300 (6,867) — (6,867)
4.35% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 2,000 1,571 — 1,571
4.18% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 3,000 17,007 — 17,007
4.20% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 3,000 15,232 — 15,232
4.24% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 6,000 23,182 — 23,182
4.42% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 3,000 (4,125) — (4,125)
4.26% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 2,600 8,391 — 8,391
4.27% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 500 1,473 — 1,473
3.31% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 5,257,000 (33,380) — (33,380)
3.48% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 10,172,000 (123,847) — (123,847)
3.42% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 14,387,000 (145,953) — (145,953)
3.50% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 2,023,000 (25,584) — (25,584)
3.15% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 2,738,000 — — —
3.11% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 7,170,000 3,485 — 3,485
3.41% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 2,132,000 (20,860) — (20,860)
3.29% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 7,542,000 (43,318) — (43,318)
3.29% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 3,874,000 (21,990) — (21,990)
3.41% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 1,275,000 (12,389) — (12,389)
3.45% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 522,000 (5,846) — (5,846)
3.14% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 1,568,000 (1,218) — (1,218)
3.98% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 12,000 (17,256) — (17,256)
4.11% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 15,000 (32,294) — (32,294)
4.06% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 25,000 (47,349) — (47,349)
4.17% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 15,000 (37,065) — (37,065)
3.93% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 12,000 (13,561) — (13,561)
4.02% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 15,000 (24,525) — (24,525)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.95% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 10,000 $ (12,382) $ — $ (12,382)
$ (1,461,192) $ 40,379 $ (1,501,571)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.32% At Termination BNP Paribas SA 01/02/29 BRL 7,811 $ (113,092) $ — $ (113,092)
1-day
BZDIOVER At Termination 10.42% At Termination Bank of America NA 01/02/29 BRL 12,000 (161,512) — (161,512)
1-day
BZDIOVER At Termination 11.05% At Termination Bank of America NA 01/02/29 BRL 11,000 (92,728) — (92,728)
1-day
BZDIOVER At Termination 11.12% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 10,000 (79,309) — (79,309)
1-day
BZDIOVER At Termination 11.15% At Termination Bank of America NA 01/02/29 BRL 6,000 (45,971) — (45,971)
1-day
BZDIOVER At Termination 11.24% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 7,000 (49,159) — (49,159)
1-day
BZDIOVER At Termination 11.30% At Termination Barclays Bank plc 01/02/29 BRL 2,000 (13,059) — (13,059)
1-day
BZDIOVER At Termination 11.35% At Termination Bank of America NA 01/02/29 BRL 8,000 (49,360) — (49,360)
1-day
BZDIOVER At Termination 11.43% At Termination Bank of America NA 01/02/29 BRL 11,000 (61,010) — (61,010)
1-day
BZDIOVER At Termination 11.82% At Termination Bank of America NA 01/02/29 BRL 6,000 (16,162) — (16,162)
1-day
BZDIOVER At Termination 11.84% At Termination Bank of America NA 01/02/29 BRL 6,000 (15,615) — (15,615)
1-day
BZDIOVER At Termination 11.87% At Termination Barclays Bank plc 01/02/29 BRL 23,000 (53,039) — (53,039)
1-day
BZDIOVER At Termination 11.89% At Termination Barclays Bank plc 01/02/29 BRL 13,000 (28,261) — (28,261)
1-day
BZDIOVER At Termination 12.06% At Termination Bank of America NA 01/02/29 BRL 20,000 — — –
$ (778,277) $ — $ (778,277)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures July
2024 ................ TWD 375,569,969 Merrill Lynch International & Co. 07/17/24 TWD 375,570 $ 323,476 $ — $ 323,476
Taiwan Capitalization Weighted
Stock Index Futures July
2024 ................ TWD 40,754,319 Merrill Lynch International & Co. 07/17/24 TWD 40,754 18,793 — 18,793
BOVESPA Index Futures August
2024 ................ BRL 31,802,579 Merrill Lynch International & Co. 08/14/24 BRL 31,803 92,730 — 92,730

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
16
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures
September 2024 ........ KRW (21,221,796,400) Merrill Lynch International & Co. 09/12/24 KRW 21,221,796 $ (651,465) $ — $ (651,465)
Mexican Bolsa Index Futures
September 2024 ........ MXN (17,499,599) Merrill Lynch International & Co. 09/20/24 MXN 17,500 (5,807) — (5,807)
Swiss Market Index Futures
September 2024 ........ CHF (3,504,940) HSBC Bank plc 09/20/24 CHF 3,505 20,335 — 20,335
Swiss Market Index Futures
September 2024 ........ CHF (724,043) HSBC Bank plc 09/20/24 CHF 724 2,964 — 2,964
$ (198,974) $ — $ (198,974)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 535 $ 35,542 $ — $ 35,542
MSCI Chile Net Return
Index .......... At Termination
1-day SOFR plus
0.20%
At
Termination
JPMorgan Chase Bank
NA 09/05/24 USD 1,031 54,155 — 54,155
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.22% Quarterly BNP Paribas SA 09/05/24 USD 1,063 71,094 — 71,094
1-day SOFR plus 0.40% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 1,917 (27,117) — (27,117)
1-day SOFR plus 0.45% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/04/24 USD 7,267 (103,551) — (103,551)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 57,007 (1,460,912) — (1,460,912)
$ (1,430,789) $ — $ (1,430,789)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .86
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4 .80
1-day SARON ........................................ Swiss Average Rate Overnight 1 .22
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
1-day SONIA ......................................... Sterling Overnight Index Average 5 .20
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .30
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .24
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .60
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4 .75
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3 .71
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .63
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .74
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .68
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4 .56
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .76

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 418,378 $ (196,435) $ 1,048,899 $ (2,555,375)
OTC Swaps ................................................................... — — 619,089 (3,027,129)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,053,607 $ — $ 383,699 $ — $ 1,437,306
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 199,656 — — 199,656
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,048,899 — 1,048,899
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 619,089 — — — 619,089
$ — $ — $ 1,672,696 $ 199,656 $ 1,432,598 $ — $ 3,304,950
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 357,124 $ — $ 956,178 $ — $ 1,313,302
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 133,309 — — 133,309
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 4,905 — — 2,550,470 — 2,555,375
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 2,248,852 — 778,277 — 3,027,129
$ — $ 4,905 $ 2,605,976 $ 133,309 $ 4,284,925 $ — $ 7,029,115
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (522,934) $ — $ 842,947 $ — $ 320,013
Forward foreign currency exchange contracts .... — — — (363,339) — — (363,339)
Swaps .............................. — 303,474 (5,265,476) — (3,102,572) — (8,064,574)
$ — $ 303,474 $ (5,788,410) $ (363,339) $ (2,259,625) $ — $ (8,107,900)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 3,439,951 $ — $ 1,490,622 $ — $ 4,930,573
Forward foreign currency exchange contracts .... — — — (97,515) — — (97,515)
Swaps .............................. — (195,368) 942,236 — (2,249,967) — (1,503,099)
$ — $ (195,368) $ 4,382,187 $ (97,515) $ (759,345) $ — $ 3,329,959

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
18
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 174,499,794
Average notional value of contracts — short ................................................................................. $ 291,741,240
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 8,957,960
Average amounts sold — in USD ........................................................................................ $ 37,623,392
Credit default swaps
Average notional value — sell protection ................................................................................... $ 2,769,119
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 218,638,761
Average notional value — receives fixed rate ................................................................................ $ 220,014,820
Total return swaps
Average notional value ............................................................................................... $ 100,026,471
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,757,999 $ —
Forward f oreign currency exchange contracts ................................................................. 199,656 133,309
Swaps — centrally cleared .............................................................................. 224,764 —
Swaps — OTC
(a)
..................................................................................... 619,089 3,027,129
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 3,801,508 $ 3,160,438
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,982,763) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 818,745 $ 3,160,438
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 44 $ (44) $ — $ — $ —
BNP Paribas SA ................................. 75,849 (75,849) — — —
Citibank NA .................................... 18,538 — — — 18,538
Goldman Sachs International ........................ 13,112 — — — 13,112
HSBC Bank plc .................................. 53,460 (4,866) — — 48,594
JPMorgan Chase Bank NA .......................... 69,657 (66,488) — — 3,169
Merrill Lynch International & Co. ...................... 470,541 (470,541) — — —
Morgan Stanley & Co. International plc .................. 835 (835) — — —
Natwest Markets plc .............................. 3,930 (3,930) — — —
Toronto Dominion Bank ............................ 112,779 (5,072) — — 107,707
$ 818,745 $ (627,625) $ — $ — $ 191,120

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 442,358 $ — $ — $ (442,358) $ —
Barclays Bank plc ................................ 95,356 (44) — — 95,312
BNP Paribas SA ................................. 120,230 (75,849) — — 44,381
HSBC Bank plc .................................. 4,866 (4,866) — — —
JPMorgan Chase Bank NA .......................... 66,488 (66,488) — — —
Merrill Lynch International & Co. ...................... 2,221,735 (470,541) — (1,751,194) —
Morgan Stanley & Co. International plc .................. 180,034 (835) — — 179,199
Natwest Markets plc .............................. 6,837 (3,930) — — 2,907
Nomura International plc ........................... 5,137 — — — 5,137
Toronto Dominion Bank ............................ 5,072 (5,072) — — —
UBS AG ...................................... 12,325 — — — 12,325
$ 3,160,438 $ (627,625) $ — $ (2,193,552) $ 339,261
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,177,415 $ 710,904 $ — $ 2,888,319
Air Freight & Logistics .................................... 329,261 12,126 — 341,387
Automobile Components .................................. — 174,584 — 174,584
Automobiles .......................................... 166,219 510,134 — 676,353
Banks ............................................... 2,379,325 3,934,067 — 6,313,392
Beverages ........................................... — 177,243 — 177,243
Biotechnology ......................................... 1,818,231 198,796 — 2,017,027
Broadline Retail ........................................ 3,583,142 276,747 — 3,859,889
Building Products ....................................... 1,594,046 107,121 — 1,701,167
Capital Markets ........................................ 2,302,734 730,794 — 3,033,528
Chemicals ............................................ — 176,279 — 176,279
Commercial Services & Supplies ............................. 1,395,823 163,219 — 1,559,042
Communications Equipment ................................ 1,049,857 — — 1,049,857
Construction & Engineering ................................ 995,849 479,255 — 1,475,104
Construction Materials .................................... 228,855 394,172 — 623,027
Consumer Finance ...................................... 326,967 18,739 — 345,706
Consumer Staples Distribution & Retail ........................ 3,186,845 123,715 — 3,310,560
Diversified REITs ....................................... — 24,097 — 24,097
Electric Utilities ........................................ 151,972 594,188 — 746,160
Electrical Equipment ..................................... 481,412 1,053,361 — 1,534,773
Electronic Equipment, Instruments & Components ................. 710,400 335,267 — 1,045,667
Entertainment ......................................... 1,374,461 128,581 — 1,503,042
Financial Services ...................................... 3,783,079 379,191 — 4,162,270
Food Products ......................................... 289,324 160,353 — 449,677
Gas Utilities ........................................... 84,570 37,346 — 121,916
Ground Transportation ................................... 597,256 — — 597,256
Health Care Equipment & Supplies ........................... 754,979 269,403 — 1,024,382
Health Care Providers & Services ............................ 1,920,041 — — 1,920,041

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Managed Volatility V.I. Fund
20
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ 68,446 $ — $ — $ 68,446
Hotels, Restaurants & Leisure .............................. 82,779 68,456 — 151,235
Household Durables ..................................... 562,177 119,488 — 681,665
Household Products ..................................... 2,748,106 103,316 — 2,851,422
Independent Power and Renewable Electricity Producers ............ 127,991 — — 127,991
Industrial Conglomerates .................................. — 375,384 — 375,384
Industrial REITs ........................................ — 43,265 — 43,265
Insurance ............................................ 3,234,886 2,027,544 — 5,262,430
Interactive Media & Services ............................... 6,526,852 162,389 — 6,689,241
IT Services ........................................... 934,532 277,493 — 1,212,025
Life Sciences Tools & Services .............................. 1,061,935 109,573 — 1,171,508
Machinery ............................................ 1,391,856 688,726 — 2,080,582
Marine Transportation .................................... — 19,078 — 19,078
Media ............................................... 522,051 147,330 — 669,381
Metals & Mining ........................................ 262,871 1,386,987 — 1,649,858
Multi-Utilities .......................................... — 436,687 — 436,687
Office REITs .......................................... — 19,201 — 19,201
Oil, Gas & Consumable Fuels ............................... 1,208,714 1,037,125 — 2,245,839
Passenger Airlines ...................................... — 23,001 — 23,001
Personal Care Products .................................. 287,206 660,162 — 947,368
Pharmaceuticals ....................................... 5,063,929 2,579,288 — 7,643,217
Professional Services .................................... 895,454 798,365 — 1,693,819
Real Estate Management & Development ....................... — 123,742 — 123,742
Semiconductors & Semiconductor Equipment .................... 9,982,343 1,432,046 — 11,414,389
Software ............................................. 11,866,513 473,578 — 12,340,091
Specialized REITs ...................................... 77,173 — — 77,173
Specialty Retail ........................................ 3,227,612 46,941 — 3,274,553
Technology Hardware, Storage & Peripherals .................... 5,422,988 43,404 — 5,466,392
Textiles, Apparel & Luxury Goods ............................ 109,470 351,422 — 460,892
Tobacco ............................................. — 22,333 — 22,333
Trading Companies & Distributors ............................ 1,104,132 747,135 — 1,851,267
Transportation Infrastructure ............................... — 31,053 — 31,053
Water Utilities ......................................... — 55,881 — 55,881
Corporate Bonds ........................................ — 26,957 — 26,957
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 17,615 — 17,615
Rights ................................................ — — 205 205
Warrants .............................................. 16,135 — — 16,135
Short-Term Securities
Money Market Funds ...................................... 12,945,503 — — 12,945,503
U.S. Treasury Obligations ................................... — 12,100,618 — 12,100,618
$ 101,413,717 $ 37,725,265 $ 205 $ 139,139,187
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 107,173 $ 1,565,523 $ — $ 1,672,696
Foreign currency exchange contracts ............................ — 199,656 — 199,656
Interest rate contracts ....................................... 383,699 1,048,899 — 1,432,598
Liabilities
Credit contracts ........................................... — (4,905) — (4,905)
Equity contracts ........................................... (191,688) (2,414,288) — (2,605,976)
Foreign currency exchange contracts ............................ — (133,309) — (133,309)
Interest rate contracts ....................................... (956,178) (3,328,747) — (4,284,925)
$ (656,994) $ (3,067,171) $ — $ (3,724,165)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
21
Statement of Assets and Liabilities
BlackRock
Managed
Volatility V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 126,193,684
Investments, at value — affiliated
(c)
.......................................................................................... 12,945,503
Cash ............................................................................................................. 1,727
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 2,290,000
Futures contracts .................................................................................................... 19,068,630
Centrally cleared swaps ................................................................................................ 6,214,000
Foreign currency, at value
(d)
............................................................................................... 3,016,394
Receivables: –
Investments sold .................................................................................................... 603,760
Securities lending income — affiliated ...................................................................................... 458
Swaps .......................................................................................................... 25,299
Dividends — unaffiliated ............................................................................................... 118,336
Dividends — affiliated ................................................................................................. 25,057
Interest — unaffiliated ................................................................................................. 78
Variation margin on futures contracts ....................................................................................... 2,757,999
Variation margin on centrally cleared swaps .................................................................................. 224,764
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 199,656
OTC swaps ........................................................................................................ 619,089
Prepaid e xpenses ..................................................................................................... 1,626
Total a ssets .........................................................................................................
174,306,060
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,163,054
Payables: –
Investments purchased ................................................................................................ 3,316,122
Swaps   .......................................................................................................... 14,870
Capital shares redeemed ............................................................................................... 48,113
Distribution fees ..................................................................................................... 27,364
Investment advisory fees .............................................................................................. 30,880
Professional fees .................................................................................................... 28,872
Other accrued expenses ............................................................................................... 272,482
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 133,309
OTC swaps ........................................................................................................ 3,027,129
Total li abilities ........................................................................................................
9,062,195
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 165,243,865
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 276,869,688
Accumulated loss ..................................................................................................... (111,625,823)
NET ASSETS ........................................................................................................
$ 165,243,865
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 109,612,101
(b)
  Securities loaned, at value ...................................................................................... $ 2,080,187
(c)
  Investments, at cost — affiliated ................................................................................... $ 12,945,409
(d)
  Foreign currency, at cost ....................................................................................... $ 3,015,633
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
22
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 7,167,238
Shares outstanding ...................................................................................................
502,797
Net asset value .....................................................................................................
$ 14.25
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 158,076,627
Shares outstanding ...................................................................................................
11,133,007
Net asset value .....................................................................................................
$ 14.20
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
23
Statement of Operations
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,073,390
Dividends — affiliated ................................................................................................. 188,063
Interest — unaffiliated ................................................................................................. 688,364
Securities lending income — affiliated — net ................................................................................. 13,368
Foreign taxes withheld ................................................................................................ (60,097)
Total investment income .................................................................................................
1,903,088
EXPENSES
Investment advisory .................................................................................................. 458,511
Distribution — class specific ............................................................................................ 199,277
Transfer agent — class specific .......................................................................................... 172,401
Custodian ......................................................................................................... 75,942
Accounting services .................................................................................................. 67,070
Professional ....................................................................................................... 55,043
Printing and postage ................................................................................................. 14,683
Transfer agent ...................................................................................................... 5,048
Directors and Officer ................................................................................................. 3,797
Miscellaneous ...................................................................................................... 33,538
Total expenses excluding interest expense .....................................................................................
1,085,310
Interest expense .................................................................................................... 14,876
Total expenses .......................................................................................................
1,100,186
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (221,220)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (172,401)
Total expenses after fees waived and/or reimbursed ..............................................................................
706,565
Net investment income ..................................................................................................
1,196,523
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,929,258
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 12,544,791
Investments — affiliated ............................................................................................. (887)
Forward foreign currency exchange contracts ............................................................................... (363,339)
Foreign currency transactions ......................................................................................... (127,357)
Futures contracts .................................................................................................. 320,013
Swaps ......................................................................................................... (8,064,574)
A
4,308,647
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 3,533,513
Investments — affiliated ............................................................................................. 70
Forward foreign currency exchange contracts ............................................................................... (97,515)
Foreign currency translations .......................................................................................... (242,931)
Futures contracts .................................................................................................. 4,930,573
Swaps ......................................................................................................... (1,503,099)
A
6,620,611
Net realized and unrealized gain ...........................................................................................
10,929,258
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 12,125,781

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
24
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,196,523  $ 3,033,471
Net realized gain .................................................................................. 4,308,647  790,406
Net change in unrealized appreciation (depreciation) .......................................................... 6,620,611  1,192,140
Net increase in net assets resulting from operations ............................................................. 12,125,781  5,016,017
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (628,309)
Class III ....................................................................................... —  (12,916,888)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (13,545,197)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (13,557,104) 1,155,226
NET ASSETS
Total decrease in net assets ............................................................................ (1,431,323) (7,373,954)
Beginning of period .................................................................................. 166,675,188  174,049,142
End of period ......................................................................................
$ 165,243,865  $ 166,675,188
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
25
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 13.25  $ 14.03  $ 13.21  $ 13.21  $ 13.27  $ 13.45
Net investment income
(a)
...................
0 .12  0 .29  0 .14  0 .06  0 .10  0 .22
Net realized and unrealized gain ..............
0 .88  0 .15  0 .68  0 .03  0 .36  0 .06
Net increase from investment operations .......... 1.00  0.44  0.82  0.09  0.46  0.28
Distributions
(b)
– – – – – –
From net investment income ................
—  ( 1 .22 ) —  ( 0 .09 ) ( 0 .52 ) ( 0 .46 )
From net realized gain .....................
—  —  —  —  —  ( 0 .00 )
(c)
Total distributions .......................... —  (1.22) —  (0.09) (0.52) (0.46)
Net asset value, end of period ................ $ 14.25  $ 13.25  $ 14.03  $ 13.21  $ 13.21  $ 13.27
Total Return
(d)
Based on net asset value .................... 7.55%
(e)
3.20% 6.21% 0.68%
(f)
3.49% 2.11%
Ratios to Average Net Assets
(g)
Total expen ses ...........................
1.08%
(h)
1.10% 0.97% 0.93% 1.00% 0.93%
Total expenses after fees waived and/or reimbursed ..
0.61%
(h)
0.61% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.59%
(h)
0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income .....................
1.67%
(h)
2.03% 1.04% 0.47% 0.74% 1.62%
Supplemental Data
Net assets, end of period (000) ................ $ 7,167  $ 7,293  $ 8,182  $ 8,853  $ 9,844  $ 10,808
Portfolio turnover rate ....................... 76% 166% 155% 103% 181% 314%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
26
BlackRock Managed Volatility V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ...........
$ 13.21  $ 13.96  $ 13.18  $ 13.20  $ 13.27  $ 13.45
Net investment income
(a)
...................
0 .10  0 .25  0 .10  0 .03  0 .06  0 .19
Net realized and unrealized gain ..............
0 .89  0 .15  0 .68  0 .04  0 .36  0 .06
Net increase from investment operations .......... 0.99  0.40  0.78  0.07  0.42  0.25
Distributions
(b)
– – – – – –
From net investment income ................
—  ( 1 .15 ) —  ( 0 .09 ) ( 0 .49 ) ( 0 .43 )
From net realized gain .....................
—  —  —  —  —  ( 0 .00 )
(c)
Total distributions .......................... —  (1.15) —  (0.09) (0.49) (0.43)
Net asset value, end of period ................ $ 14.20  $ 13.21  $ 13.96  $ 13.18  $ 13.20  $ 13.27
Total Return
(d)
Based on net asset value .................... 7.49%
(e)
2.88% 5.92% 0.53%
(f)
3.17% 1.85%
Ratios to Average Net Assets
(g)
Total expen ses ...........................
1.33%
(h)
1.35% 1.22% 1.18% 1.25% 1.36%
Total expenses after fees waived and/or reimbursed ..
0.86%
(h)
0.86% 0.84% 0.84% 0.84% 0.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.84%
(h)
0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income .....................
1.42%
(h)
1.79% 0.78% 0.22% 0.49% 1.39%
Supplemental Data
Net assets, end of period (000) ................ $ 158,077  $ 159,382  $ 165,867  $ 205,922  $ 213,851  $ 225,423
Portfolio turnover rate ....................... 76% 166% 155% 103% 181% 314%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
27
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
28
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
30
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Z
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 119,590 $ (119,590) $ — $ —
BofA Securities, Inc. ............................... 549,378 (549,378) — —
Citigroup Global Markets, Inc. ........................ 59,239 (59,239) — —
Goldman Sachs & Co. LLC .......................... 271,337 (271,337) — —
J.P. Morgan Securities LLC .......................... 893,550 (893,550) — —
Morgan Stanley .................................. 187,093 (187,093) — —
$ 2,080,187 $ (2,080,187) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
32
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $199,277.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $2,706.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $218,514, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $3,118 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 7,436 $ 164,965 $ 172,401
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 7,436
Class III ...................................................................................................... 164,965
$ 172,401
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
34
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $90,953,117 and
$112,708,131, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(117,461,594) and qualified late-
year ordinary losses of $(6,800,834).
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,
Purchases ............................................................................................................... $ 7,612,141
Sales ................................................................................................................... 18,532,751
Net Realized Gain .......................................................................................................... 2,405,719
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 123,267,783 $ 21,374,384 $ (9,227,145) $ 12,147,239

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
36
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
7,513 $ 106,146 26,424 $ 367,863
Shares issued in reinvestment of distributions ........................
— — 47,024 628,309
Shares redeemed .........................................
(55,168) (774,735) (106,008) (1,491,869)
(47,655) $ (668,589) (32,560) $ (495,697)
Class III
Shares sold .............................................
438,608 $ 6,197,784 1,828,863 $ 25,805,792
Shares issued in reinvestment of distributions ........................
— — 971,016 12,916,048
Shares redeemed .........................................
(1,367,076) (19,086,299) (2,619,691) (37,070,917)
(928,468) $ (12,888,515) 180,188 $ 1,650,923
(976,123) $ (13,557,104) 147,628 $ 1,155,226

Glossary of Terms Used in this Report
37
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a)
................ 4,178 $ 1,229,335
Boeing Co. (The)
(a)
................... 33,975 6,183,790
General Dynamics Corp. ............... 13,468 3,907,605
General Electric Co. .................. 64,326 10,225,904
Howmet Aerospace, Inc. ............... 22,989 1,784,636
Huntington Ingalls Industries, Inc. ......... 2,324 572,471
L3Harris Technologies, Inc. ............. 11,228 2,521,584
Lockheed Martin Corp. ................ 12,587 5,879,388
Northrop Grumman Corp. .............. 8,200 3,574,790
RTX Corp. ........................ 78,422 7,872,785
Textron, Inc. ....................... 11,241 965,152
TransDigm Group, Inc. ................ 3,279 4,189,283
48,906,723
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 7,060 622,127
Expeditors International of Washington, Inc. .. 8,323 1,038,627
FedEx Corp. ....................... 13,345 4,001,365
United Parcel Service, Inc. , Class B ....... 42,868 5,866,486
11,528,605
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 16,036 1,129,255
BorgWarner, Inc. .................... 13,456 433,822
1,563,077
Automobiles — 1.4%
Ford Motor Co. ..................... 232,027 2,909,618
General Motors Co. .................. 67,252 3,124,528
Tesla, Inc.
(a)
........................ 163,545 32,362,285
38,396,431
Banks — 3.2%
Bank of America Corp. ................ 401,037 15,949,242
Citigroup, Inc. ...................... 112,483 7,138,171
Citizens Financial Group, Inc. ........... 26,821 966,361
Fifth Third Bancorp
(b)
................. 40,588 1,481,056
Huntington Bancshares, Inc. ............ 85,882 1,131,925
JPMorgan Chase & Co. ............... 169,267 34,235,943
KeyCorp .......................... 55,016 781,777
M&T Bank Corp. .................... 9,883 1,495,891
PNC Financial Services Group, Inc. (The) ... 23,445 3,645,229
Regions Financial Corp. ............... 54,182 1,085,807
Truist Financial Corp. ................. 78,726 3,058,505
US Bancorp ....................... 92,027 3,653,472
Wells Fargo & Co. ................... 205,496 12,204,407
86,827,786
Beverages — 1.3%
Brown-Forman Corp. , Class B
(b)
.......... 10,585 457,166
Coca-Cola Co. (The) ................. 228,534 14,546,189
Constellation Brands, Inc. , Class A ........ 9,583 2,465,514
Keurig Dr Pepper, Inc. ................ 60,279 2,013,319
Molson Coors Beverage Co. , Class B ...... 10,860 552,014
Monster Beverage Corp.
(a)
.............. 41,808 2,088,310
PepsiCo, Inc. ...................... 81,035 13,365,102
35,487,614
Biotechnology — 1.9%
AbbVie, Inc. ....................... 104,087 17,853,002
Amgen, Inc.
(b)
...................... 31,621 9,879,982
Biogen, Inc.
(a)
...................... 8,576 1,988,088
Gilead Sciences, Inc. ................. 73,549 5,046,197
Incyte Corp.
(a)
...................... 10,818 655,787
Moderna, Inc.
(a)
..................... 19,606 2,328,213
Regeneron Pharmaceuticals, Inc.
(a)
........ 6,241 6,559,478
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
........... 15,231 $ 7,139,074
51,449,821
Broadline Retail — 3.9%
Amazon.com, Inc.
(a)
.................. 539,797 104,315,771
eBay, Inc. ......................... 29,826 1,602,253
Etsy, Inc.
(a)
........................ 7,182 423,594
106,341,618
Building Products — 0.5%
A O Smith Corp. .................... 7,254 593,232
Allegion plc ........................ 5,124 605,401
Builders FirstSource, Inc.
(a)
............. 7,303 1,010,808
Carrier Global Corp. .................. 49,450 3,119,306
Johnson Controls International plc ........ 39,709 2,639,457
Masco Corp. ....................... 12,930 862,043
Trane Technologies plc ................ 13,342 4,388,584
13,218,831
Capital Markets — 2.8%
Ameriprise Financial, Inc. .............. 5,848 2,498,207
Bank of New York Mellon Corp. (The) ...... 44,079 2,639,891
BlackRock, Inc.
(c)
.................... 8,266 6,507,987
Blackstone, Inc. , Class A ............... 42,124 5,214,951
CBOE Global Markets, Inc. ............. 6,265 1,065,426
Charles Schwab Corp. (The) ............ 87,960 6,481,772
CME Group, Inc. , Class A .............. 21,215 4,170,869
FactSet Research Systems, Inc.
(b)
........ 2,260 922,690
Franklin Resources, Inc. ............... 16,508 368,954
Goldman Sachs Group, Inc. (The) ........ 19,007 8,597,246
Intercontinental Exchange, Inc. .......... 33,844 4,632,905
Invesco Ltd. ....................... 26,309 393,583
KKR & Co., Inc. ..................... 39,230 4,128,565
MarketAxess Holdings, Inc. ............. 2,285 458,211
Moody's Corp. ...................... 9,302 3,915,491
Morgan Stanley ..................... 74,046 7,196,531
MSCI, Inc. ........................ 4,656 2,243,028
Nasdaq, Inc. ....................... 22,498 1,355,730
Northern Trust Corp. .................. 11,916 1,000,706
Raymond James Financial, Inc. .......... 10,951 1,353,653
S&P Global, Inc. .................... 18,868 8,415,128
State Street Corp.
(b)
.................. 17,615 1,303,510
T. Rowe Price Group, Inc. .............. 13,131 1,514,136
76,379,170
Chemicals — 1.4%
Air Products & Chemicals, Inc. ........... 13,086 3,376,842
Albemarle Corp.
(b)
................... 6,909 659,948
Celanese Corp.
(b)
.................... 5,906 796,660
CF Industries Holdings, Inc. ............. 10,774 798,569
Corteva, Inc. ....................... 41,466 2,236,676
Dow, Inc. ......................... 41,276 2,189,692
DuPont de Nemours, Inc. .............. 24,645 1,983,676
Eastman Chemical Co. ................ 6,909 676,875
Ecolab, Inc. ....................... 15,023 3,575,474
FMC Corp.
(b)
....................... 7,563 435,251
International Flavors & Fragrances, Inc. ..... 15,180 1,445,288
Linde plc ......................... 28,335 12,433,681
LyondellBasell Industries NV , Class A ...... 15,015 1,436,335
Mosaic Co. (The) .................... 19,496 563,434
PPG Industries, Inc. .................. 13,933 1,754,025
Sherwin-Williams Co. (The) ............. 13,750 4,103,413
38,465,839
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 5,081 3,558,021
Copart, Inc.
(a)
...................... 51,753 2,802,942

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................ 12,180 $ 2,367,061
Rollins, Inc. ........................ 16,443 802,254
Veralto Corp.
(b)
..................... 12,965 1,237,769
Waste Management, Inc.
(b)
............. 21,514 4,589,797
15,357,844
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
................ 14,870 5,211,638
Cisco Systems, Inc. .................. 238,674 11,339,402
F5, Inc.
(a)
......................... 3,463 596,432
Juniper Networks, Inc. ................ 18,828 686,469
Motorola Solutions, Inc. ............... 9,850 3,802,592
21,636,533
Construction & Engineering — 0.1%
Quanta Services, Inc.
(b)
................ 8,580 2,180,092
Construction Materials — 0.1%
Martin Marietta Materials, Inc.
(b)
.......... 3,655 1,980,279
Vulcan Materials Co. ................. 7,851 1,952,387
3,932,666
Consumer Finance — 0.5%
American Express Co. ................ 33,495 7,755,767
Capital One Financial Corp.
(b)
............ 22,564 3,123,986
Discover Financial Services
(b)
............ 14,727 1,926,439
Synchrony Financial .................. 23,465 1,107,313
13,913,505
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. ............... 26,142 22,220,439
Dollar General Corp.
(b)
................ 12,941 1,711,188
Dollar Tree, Inc.
(a)
.................... 12,334 1,316,901
Kroger Co. (The) .................... 39,060 1,950,266
Sysco Corp. ....................... 29,306 2,092,155
Target Corp.
(b)
...................... 27,287 4,039,568
Walgreens Boots Alliance, Inc.
(b)
.......... 42,368 512,441
Walmart, Inc. ....................... 251,789 17,048,633
50,891,591
Containers & Packaging — 0.2%
Amcor plc ......................... 86,776 848,669
Avery Dennison Corp. ................. 4,764 1,041,649
Ball Corp. ......................... 18,256 1,095,725
International Paper Co.
(b)
............... 20,267 874,521
Packaging Corp. of America ............ 5,304 968,298
WestRock Co. ...................... 15,052 756,514
5,585,376
Distributors — 0.1%
Genuine Parts Co. ................... 8,147 1,126,893
LKQ Corp. ........................ 15,701 653,004
Pool Corp. ........................ 2,302 707,474
2,487,371
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 422,601 8,075,905
Verizon Communications, Inc. ........... 248,494 10,247,893
18,323,798
Electric Utilities — 1.5%
Alliant Energy Corp. .................. 15,324 779,992
American Electric Power Co., Inc. ......... 30,948 2,715,377
Constellation Energy Corp. ............. 18,581 3,721,217
Duke Energy Corp. .................. 45,714 4,581,914
Edison International .................. 22,544 1,618,885
Entergy Corp. ...................... 12,578 1,345,846
Evergy, Inc. ........................ 13,435 711,652
Eversource Energy .................. 20,718 1,174,918
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ....................... 59,059 $ 2,044,032
FirstEnergy Corp. ................... 30,626 1,172,057
NextEra Energy, Inc. ................. 121,266 8,586,845
NRG Energy, Inc. .................... 12,288 956,744
PG&E Corp. ....................... 126,802 2,213,963
Pinnacle West Capital Corp. ............ 6,528 498,609
PPL Corp. ........................ 43,765 1,210,102
Southern Co. (The) .................. 64,376 4,993,646
Xcel Energy, Inc. .................... 32,584 1,740,311
40,066,110
Electrical Equipment — 0.7%
AMETEK, Inc. ...................... 13,701 2,284,094
Eaton Corp. plc ..................... 23,601 7,400,094
Emerson Electric Co. ................. 33,684 3,710,629
GE Vernova, Inc.
(a)
................... 16,065 2,755,308
Generac Holdings, Inc.
(a)
............... 3,588 474,405
Hubbell, Inc. ....................... 3,179 1,161,861
Rockwell Automation, Inc. .............. 6,685 1,840,247
19,626,638
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 70,908 4,777,072
CDW Corp. ........................ 7,913 1,771,246
Corning, Inc.
(b)
...................... 45,759 1,777,737
Jabil, Inc. ......................... 7,108 773,279
Keysight Technologies, Inc.
(a)
............ 10,211 1,396,354
TE Connectivity Ltd. .................. 18,152 2,730,605
Teledyne Technologies, Inc.
(a)
............ 2,795 1,084,404
Trimble, Inc.
(a)
...................... 14,629 818,054
Zebra Technologies Corp. , Class A
(a) (b)
...... 3,022 933,587
16,062,338
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 58,831 2,069,086
Halliburton Co. ..................... 52,314 1,767,167
Schlumberger NV ................... 84,716 3,996,901
7,833,154
Entertainment — 1.2%
Electronic Arts, Inc.
(b)
................. 14,375 2,002,869
Live Nation Entertainment, Inc.
(a)
......... 8,324 780,292
Netflix, Inc.
(a)
....................... 25,399 17,141,277
Take-Two Interactive Software, Inc.
(a)
....... 9,430 1,466,271
Walt Disney Co. (The) ................ 107,457 10,669,405
Warner Bros Discovery, Inc.
(a)
........... 132,457 985,480
33,045,594
Financial Services — 3.8%
Berkshire Hathaway, Inc. , Class B
(a)
....... 106,709 43,409,221
Corpay, Inc.
(a)
...................... 4,142 1,103,470
Fidelity National Information Services, Inc. ... 32,788 2,470,904
Fiserv, Inc.
(a)
....................... 34,488 5,140,092
Global Payments, Inc. ................ 15,045 1,454,852
Jack Henry & Associates, Inc. ........... 4,272 709,237
Mastercard, Inc. , Class A ............... 48,393 21,349,056
PayPal Holdings, Inc.
(a)
................ 61,658 3,578,014
Visa, Inc. , Class A
(b)
.................. 92,786 24,353,541
103,568,387
Food Products — 0.7%
Archer-Daniels-Midland Co. ............. 29,144 1,761,755
Bunge Global SA .................... 8,501 907,652
Campbell Soup Co.
(b)
................. 11,356 513,178
Conagra Brands, Inc. ................. 28,148 799,966
General Mills, Inc. ................... 33,456 2,116,426
Hershey Co. (The) ................... 8,675 1,594,725

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hormel Foods Corp. .................. 17,555 $ 535,252
J M Smucker Co. (The) ................ 6,191 675,067
Kellanova ......................... 15,538 896,232
Kraft Heinz Co. (The) ................. 46,259 1,490,465
Lamb Weston Holdings, Inc.
(b)
........... 8,612 724,097
McCormick & Co., Inc. (Non-Voting) ....... 14,868 1,054,736
Mondelez International, Inc. , Class A ....... 79,065 5,174,013
Tyson Foods, Inc. , Class A ............. 16,870 963,952
19,207,516
Gas Utilities — 0.0%
Atmos Energy Corp.
(b)
................. 8,788 1,025,120
Ground Transportation — 1.0%
CSX Corp. ........................ 115,231 3,854,477
JB Hunt Transport Services, Inc. ......... 4,829 772,640
Norfolk Southern Corp.
(b)
............... 13,356 2,867,400
Old Dominion Freight Line, Inc. .......... 10,622 1,875,845
Uber Technologies, Inc.
(a)
.............. 121,630 8,840,068
Union Pacific Corp.
(b)
................. 36,041 8,154,637
26,365,067
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories .................. 102,610 10,662,205
Align Technology, Inc.
(a)
................ 4,117 993,967
Baxter International, Inc. ............... 30,077 1,006,076
Becton Dickinson & Co. ............... 17,146 4,007,192
Boston Scientific Corp.
(a)
............... 86,588 6,668,142
Cooper Cos., Inc. (The) ............... 11,752 1,025,950
Dexcom, Inc.
(a)
..................... 22,728 2,576,901
Edwards Lifesciences Corp.
(a)
........... 35,519 3,280,890
GE HealthCare Technologies, Inc. ........ 24,906 1,940,675
Hologic, Inc.
(a)
...................... 13,988 1,038,609
IDEXX Laboratories, Inc.
(a)
.............. 4,890 2,382,408
Insulet Corp.
(a)
...................... 4,083 823,949
Intuitive Surgical, Inc.
(a)
................ 20,824 9,263,556
Medtronic plc ...................... 78,553 6,182,907
ResMed, Inc.
(b)
..................... 8,645 1,654,826
Solventum Corp.
(a)
................... 8,247 436,101
STERIS plc ........................ 5,872 1,289,139
Stryker Corp. ...................... 19,986 6,800,236
Teleflex, Inc. ....................... 2,849 599,230
Zimmer Biomet Holdings, Inc. ........... 12,126 1,316,035
63,948,994
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. .................. 14,408 1,416,595
Cencora, Inc. ...................... 9,746 2,195,774
Centene Corp.
(a)
.................... 31,521 2,089,842
Cigna Group (The) ................... 16,744 5,535,064
CVS Health Corp. ................... 73,996 4,370,204
DaVita, Inc.
(a) (b)
..................... 3,104 430,121
Elevance Health, Inc. ................. 13,700 7,423,482
HCA Healthcare, Inc. ................. 11,424 3,670,303
Henry Schein, Inc.
(a)
.................. 7,551 484,019
Humana, Inc. ...................... 7,103 2,654,036
Labcorp Holdings, Inc. ................ 4,990 1,015,515
McKesson Corp. .................... 7,662 4,474,915
Molina Healthcare, Inc.
(a)
............... 3,468 1,031,036
Quest Diagnostics, Inc.
(b)
............... 6,607 904,366
UnitedHealth Group, Inc. ............... 54,251 27,627,864
Universal Health Services, Inc. , Class B .... 3,461 640,043
65,963,179
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 9,219 1,078,346
Healthpeak Properties, Inc. ............. 42,283 828,747
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ....................... 23,916 $ 1,225,934
Welltower, Inc.
(b)
.................... 35,243 3,674,083
6,807,110
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 41,914 753,614
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
................. 25,678 3,893,555
Booking Holdings, Inc. ................ 2,000 7,923,000
Caesars Entertainment, Inc.
(a)
........... 13,054 518,766
Carnival Corp.
(a)
..................... 59,309 1,110,265
Chipotle Mexican Grill, Inc.
(a)
............ 81,050 5,077,783
Darden Restaurants, Inc. .............. 7,003 1,059,694
Domino's Pizza, Inc. .................. 2,069 1,068,287
Expedia Group, Inc.
(a)
................. 7,483 942,783
Hilton Worldwide Holdings, Inc. .......... 14,739 3,216,050
Las Vegas Sands Corp.
(b)
.............. 19,931 881,947
Marriott International, Inc. , Class A ........ 14,142 3,419,111
McDonald's Corp. ................... 42,480 10,825,603
MGM Resorts International
(a)
............ 14,792 657,356
Norwegian Cruise Line Holdings Ltd.
(a)
...... 25,795 484,688
Royal Caribbean Cruises Ltd.
(a)
.......... 13,926 2,220,222
Starbucks Corp. ..................... 66,846 5,203,961
Wynn Resorts Ltd. ................... 5,624 503,348
Yum! Brands, Inc.
(b)
.................. 16,624 2,202,015
51,208,434
Household Durables — 0.3%
DR Horton, Inc. ..................... 17,424 2,455,564
Garmin Ltd. ........................ 9,100 1,482,572
Lennar Corp. , Class A ................. 14,560 2,182,107
Mohawk Industries, Inc.
(a)
.............. 3,112 353,492
NVR, Inc.
(a)
........................ 184 1,396,295
PulteGroup, Inc. .................... 12,398 1,365,020
9,235,050
Household Products — 1.2%
Church & Dwight Co., Inc. .............. 14,413 1,494,340
Clorox Co. (The) .................... 7,340 1,001,690
Colgate-Palmolive Co. ................ 48,360 4,692,854
Kimberly-Clark Corp. ................. 19,919 2,752,806
Procter & Gamble Co. (The) ............ 139,075 22,936,249
32,877,939
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 39,344 691,274
Vistra Corp. ....................... 19,252 1,655,287
2,346,561
Industrial Conglomerates — 0.4%
3M Co. ........................... 32,713 3,342,941
Honeywell International, Inc. ............ 38,383 8,196,306
11,539,247
Industrial REITs — 0.2%
Prologis, Inc. ....................... 54,611 6,133,361
Insurance — 2.0%
Aflac, Inc. ......................... 30,479 2,722,080
Allstate Corp. (The) .................. 15,534 2,480,159
American International Group, Inc. ........ 39,120 2,904,269
Aon plc , Class A .................... 12,816 3,762,521
Arch Capital Group Ltd.
(a)
.............. 22,006 2,220,185
Arthur J Gallagher & Co. ............... 12,868 3,336,801
Assurant, Inc. ...................... 3,071 510,554
Brown & Brown, Inc. .................. 13,971 1,249,147
Chubb Ltd. ........................ 23,948 6,108,656

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp. .............. 9,291 $ 1,097,267
Everest Group Ltd. ................... 2,568 978,459
Globe Life, Inc. ..................... 5,082 418,147
Hartford Financial Services Group, Inc. (The) . 17,317 1,741,051
Loews Corp. ....................... 10,515 785,891
Marsh & McLennan Cos., Inc. ........... 29,063 6,124,155
MetLife, Inc. ....................... 35,210 2,471,390
Principal Financial Group, Inc. ........... 12,855 1,008,475
Progressive Corp. (The) ............... 34,594 7,185,520
Prudential Financial, Inc. ............... 21,302 2,496,381
Travelers Cos., Inc. (The) .............. 13,518 2,748,750
Willis Towers Watson plc ............... 6,063 1,589,355
WR Berkley Corp. ................... 12,034 945,632
54,884,845
Interactive Media & Services — 6.7%
Alphabet, Inc. , Class A ................ 346,235 63,066,705
Alphabet, Inc. , Class C
(b)
............... 288,046 52,833,397
Match Group, Inc.
(a)
.................. 16,137 490,242
Meta Platforms, Inc. , Class A ............ 129,172 65,131,106
181,521,450
IT Services — 1.0%
Accenture plc , Class A ................ 37,058 11,243,768
Akamai Technologies, Inc.
(a)
............. 9,012 811,801
Cognizant Technology Solutions Corp. , Class A 29,567 2,010,556
EPAM Systems, Inc.
(a)
................. 3,433 645,781
Gartner, Inc.
(a)
...................... 4,583 2,058,042
GoDaddy, Inc. , Class A
(a)
............... 8,308 1,160,711
International Business Machines Corp.
(b)
.... 54,082 9,353,482
VeriSign, Inc.
(a)
..................... 5,193 923,315
28,207,456
Leisure Products — 0.0%
Hasbro, Inc. ....................... 7,908 462,618
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. .............. 17,270 2,238,710
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 1,190 325,001
Bio-Techne Corp. .................... 9,220 660,613
Charles River Laboratories International, Inc.
(a)
3,000 619,740
Danaher Corp.
(b)
.................... 38,870 9,711,669
IQVIA Holdings, Inc.
(a)
................. 10,770 2,277,209
Mettler-Toledo International, Inc.
(a)
........ 1,262 1,763,759
Revvity, Inc.
(b)
...................... 7,307 766,212
Thermo Fisher Scientific, Inc. ............ 22,500 12,442,500
Waters Corp.
(a)
..................... 3,511 1,018,611
West Pharmaceutical Services, Inc. ....... 4,294 1,414,401
33,238,425
Machinery — 1.6%
Caterpillar, Inc.
(b)
.................... 28,827 9,602,274
Cummins, Inc. ...................... 8,088 2,239,810
Deere & Co.
(b)
...................... 15,259 5,701,220
Dover Corp. ....................... 8,101 1,461,825
Fortive Corp. ....................... 20,700 1,533,870
IDEX Corp. ........................ 4,469 899,163
Illinois Tool Works, Inc. ................ 16,071 3,808,184
Ingersoll Rand, Inc. .................. 23,930 2,173,801
Nordson Corp. ...................... 3,187 739,193
Otis Worldwide Corp. ................. 23,832 2,294,068
PACCAR, Inc. ...................... 30,994 3,190,522
Parker-Hannifin Corp. ................. 7,571 3,829,488
Pentair plc ........................ 9,695 743,316
Snap-on, Inc.
(b)
..................... 3,125 816,844
Stanley Black & Decker, Inc. ............ 9,012 719,969
Westinghouse Air Brake Technologies Corp. .. 10,397 1,643,246
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ........................ 14,202 $ 1,926,217
43,323,010
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
.... 5,773 1,725,896
Comcast Corp. , Class A ............... 230,716 9,034,839
Fox Corp. , Class A
(b)
.................. 13,810 474,650
Fox Corp. , Class B ................... 8,207 262,788
Interpublic Group of Cos., Inc. (The)
(b)
...... 22,604 657,550
News Corp. , Class A .................. 22,114 609,683
News Corp. , Class B ................. 6,293 178,658
Omnicom Group, Inc. ................. 11,709 1,050,297
Paramount Global , Class B
(b)
............ 29,378 305,238
14,299,599
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.
(b)
.............. 84,595 4,111,317
Newmont Corp. ..................... 67,946 2,844,899
Nucor Corp. ....................... 14,132 2,233,987
Steel Dynamics, Inc. .................. 8,706 1,127,427
10,317,630
Multi-Utilities — 0.6%
Ameren Corp. ...................... 15,582 1,108,036
CenterPoint Energy, Inc. ............... 37,431 1,159,612
CMS Energy Corp. ................... 17,263 1,027,666
Consolidated Edison, Inc. .............. 20,370 1,821,486
Dominion Energy, Inc. ................. 49,698 2,435,202
DTE Energy Co. .................... 12,283 1,363,536
NiSource, Inc. ...................... 24,119 694,868
Public Service Enterprise Group, Inc. ...... 29,485 2,173,045
Sempra
(b)
......................... 37,149 2,825,553
WEC Energy Group, Inc. ............... 18,526 1,453,550
16,062,554
Office REITs — 0.0%
Boston Properties, Inc.
(b)
............... 8,790 541,112
Oil, Gas & Consumable Fuels — 3.4%
APA Corp.
(b)
....................... 18,631 548,497
Chevron Corp. ...................... 101,027 15,802,643
ConocoPhillips ..................... 68,937 7,885,014
Coterra Energy, Inc. .................. 43,868 1,169,960
Devon Energy Corp. .................. 37,179 1,762,285
Diamondback Energy, Inc. .............. 10,555 2,113,005
EOG Resources, Inc. ................. 33,876 4,263,972
EQT Corp.
(b)
....................... 26,029 962,552
Exxon Mobil Corp. ................... 264,417 30,439,685
Hess Corp. ........................ 16,229 2,394,102
Kinder Morgan, Inc. .................. 114,597 2,277,042
Marathon Oil Corp. ................... 33,246 953,163
Marathon Petroleum Corp. ............. 20,768 3,602,833
Occidental Petroleum Corp.
(b)
............ 38,987 2,457,351
ONEOK, Inc. ....................... 34,657 2,826,278
Phillips 66 ......................... 24,989 3,527,697
Targa Resources Corp. ................ 13,065 1,682,511
Valero Energy Corp. .................. 19,274 3,021,392
Williams Cos., Inc. (The) ............... 71,776 3,050,480
90,740,462
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)
........... 37,984 430,359
Delta Air Lines, Inc. .................. 37,883 1,797,169
Southwest Airlines Co.
(b)
............... 35,302 1,009,990
United Airlines Holdings, Inc.
(a) (b)
.......... 19,374 942,739
4,180,257

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 13,685 $ 1,456,084
Kenvue, Inc. ....................... 113,438 2,062,303
3,518,387
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. ............... 119,485 4,962,212
Catalent, Inc.
(a)
..................... 10,512 591,090
Eli Lilly & Co. ...................... 47,057 42,604,467
Johnson & Johnson
(b)
................. 141,859 20,734,111
Merck & Co., Inc. .................... 149,293 18,482,473
Pfizer, Inc. ........................ 333,731 9,337,793
Viatris, Inc. ........................ 70,481 749,213
Zoetis, Inc. , Class A .................. 26,896 4,662,691
102,124,050
Professional Services — 0.6%
Automatic Data Processing, Inc. .......... 24,125 5,758,396
Broadridge Financial Solutions, Inc. ....... 6,907 1,360,679
Dayforce, Inc.
(a) (b)
.................... 9,436 468,026
Equifax, Inc. ....................... 7,338 1,779,171
Jacobs Solutions, Inc. ................. 7,454 1,041,398
Leidos Holdings, Inc. ................. 7,937 1,157,850
Paychex, Inc. ...................... 18,847 2,234,500
Paycom Software, Inc. ................ 2,848 407,378
Verisk Analytics, Inc. .................. 8,410 2,266,916
16,474,314
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A ............. 17,721 1,579,118
CoStar Group, Inc. ................... 24,191 1,793,521
3,372,639
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 8,345 1,726,497
Camden Property Trust ................ 6,219 678,555
Equity Residential ................... 20,510 1,422,164
Essex Property Trust, Inc. .............. 3,787 1,030,821
Invitation Homes, Inc. ................. 34,174 1,226,505
Mid-America Apartment Communities, Inc. ... 6,874 980,301
UDR, Inc. ......................... 17,704 728,520
7,793,363
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 4,305 434,676
Kimco Realty Corp. .................. 37,586 731,424
Realty Income Corp. .................. 49,397 2,609,149
Regency Centers Corp. ............... 9,963 619,699
Simon Property Group, Inc. ............. 19,308 2,930,954
7,325,902
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.
(a)
.......... 95,272 15,454,071
Analog Devices, Inc. .................. 29,302 6,688,475
Applied Materials, Inc. ................ 48,976 11,557,846
Broadcom, Inc. ..................... 25,677 41,225,194
Enphase Energy, Inc.
(a)
................ 8,069 804,560
First Solar, Inc.
(a)
.................... 6,311 1,422,878
Intel Corp. ........................ 249,896 7,739,279
KLA Corp. ......................... 7,936 6,543,311
Lam Research Corp. ................. 7,706 8,205,734
Microchip Technology, Inc. .............. 31,905 2,919,308
Micron Technology, Inc. ................ 65,247 8,581,938
Monolithic Power Systems, Inc. .......... 2,855 2,345,896
NVIDIA Corp. ...................... 1,449,918 179,122,870
NXP Semiconductors NV .............. 15,071 4,055,455
ON Semiconductor Corp.
(a)
............. 25,102 1,720,742
Qorvo, Inc.
(a)
....................... 5,719 663,633
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................... 65,961 $ 13,138,112
Skyworks Solutions, Inc. ............... 9,432 1,005,263
Teradyne, Inc. ...................... 9,097 1,348,994
Texas Instruments, Inc. ................ 53,744 10,454,820
324,998,379
Software — 11.0%
Adobe, Inc.
(a)
....................... 26,407 14,670,145
ANSYS, Inc.
(a)
...................... 5,116 1,644,794
Autodesk, Inc.
(a)
..................... 12,635 3,126,531
Cadence Design Systems, Inc.
(a)
......... 16,041 4,936,618
Crowdstrike Holdings, Inc. , Class A
(a)
....... 13,597 5,210,234
Fair Isaac Corp.
(a) (b)
.................. 1,466 2,182,376
Fortinet, Inc.
(a)
...................... 37,603 2,266,333
Gen Digital, Inc.
(b)
.................... 32,891 821,617
Intuit, Inc. ......................... 16,501 10,844,622
Microsoft Corp. ..................... 438,088 195,803,432
Oracle Corp. ....................... 93,964 13,267,717
Palo Alto Networks, Inc.
(a)
.............. 19,045 6,456,445
PTC, Inc.
(a)
........................ 7,067 1,283,862
Roper Technologies, Inc. ............... 6,332 3,569,095
Salesforce, Inc. ..................... 57,214 14,709,719
ServiceNow, Inc.
(a)
................... 12,079 9,502,187
Synopsys, Inc.
(a)
.................... 9,015 5,364,466
Tyler Technologies, Inc.
(a)
.............. 2,493 1,253,430
296,913,623
Specialized REITs — 0.9%
American Tower Corp.
(b)
............... 27,525 5,350,310
Crown Castle, Inc. ................... 25,606 2,501,706
Digital Realty Trust, Inc. ............... 19,202 2,919,664
Equinix, Inc. ....................... 5,537 4,189,294
Extra Space Storage, Inc. .............. 12,477 1,939,051
Iron Mountain, Inc.
(b)
.................. 17,352 1,555,086
Public Storage ...................... 9,326 2,682,624
SBA Communications Corp. ............ 6,351 1,246,701
VICI Properties, Inc. .................. 61,449 1,759,899
Weyerhaeuser Co. ................... 43,618 1,238,315
25,382,650
Specialty Retail — 1.8%
AutoZone, Inc.
(a)
.................... 1,020 3,023,382
Bath & Body Works, Inc. ............... 13,411 523,700
Best Buy Co., Inc. ................... 11,469 966,722
CarMax, Inc.
(a)
...................... 9,277 680,375
Home Depot, Inc. (The) ............... 58,415 20,108,780
Lowe's Cos., Inc. .................... 33,727 7,435,454
O'Reilly Automotive, Inc.
(a)
.............. 3,471 3,665,584
Ross Stores, Inc.
(b)
................... 19,877 2,888,526
TJX Cos., Inc. (The) .................. 66,754 7,349,615
Tractor Supply Co.
(b)
.................. 6,387 1,724,490
Ulta Beauty, Inc.
(a)
................... 2,824 1,089,697
49,456,325
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ........................ 849,617 178,946,333
Hewlett Packard Enterprise Co. .......... 76,896 1,627,888
HP, Inc. .......................... 50,871 1,781,503
NetApp, Inc. ....................... 12,273 1,580,762
Seagate Technology Holdings plc ......... 11,695 1,207,743
Super Micro Computer, Inc.
(a)
............ 2,900 2,376,115
Western Digital Corp.
(a)
................ 19,047 1,443,191
188,963,535
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a) (b)
.............. 1,530 1,480,963
Lululemon Athletica, Inc.
(a)
.............. 6,737 2,012,342

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. , Class B .................. 71,408 $ 5,382,021
Ralph Lauren Corp. , Class A
(b)
........... 2,251 394,060
Tapestry, Inc. ....................... 13,402 573,472
9,842,858
Tobacco — 0.5%
Altria Group, Inc. .................... 101,243 4,611,619
Philip Morris International, Inc. ........... 91,758 9,297,838
13,909,457
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 33,906 2,130,653
United Rentals, Inc. .................. 3,920 2,535,182
WW Grainger, Inc. ................... 2,576 2,324,170
6,990,005
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 11,419 1,474,878
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 30,363 5,349,353
Total Long-Term Investments — 99 .7%
(Cost: $ 927,985,499 ) .............................. 2,702,156,840
Short-Term Securities
Money Market Funds — 3.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 75,994,415 76,024,813
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 8,218,581 8,218,581
Total Short-Term Securities — 3 .1%
(Cost: $ 84,243,394 ) ............................... 84,243,394
Total Investments — 102 .8%
(Cost: $ 1,012,228,893 ) ............................ 2,786,400,234
Liabilities in Excess of Other Assets — (2.8) % ............. (76,094,574)
Net Assets — 100.0% ...............................
$ 2,710,305,660
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 76,048,131
(a)
$ — $ (23,318) $ — $ 76,024,813 75,994,415 $ 82,994
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 7,346,814 871,767
(a)
— — — 8,218,581 8,218,581 182,638 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 52,327,632 — (52,313,649)
(a)
(12,865) (1,118) — — — —
BlackRock, Inc. .......... 6,841,039 — (124,424) 91,784 (300,412) 6,507,987 8,266 84,767 —
$ 55,601 $ (301,530) $ 90,751,381 $ 350,399 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
10
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 32 09/20/24 $ 8,834 $ (7,167)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 7,167 $ — $ — $ — $ 7,167
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,610,477 $ — $ — $ — $ 1,610,477
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (230,969) $ — $ — $ — $ (230,969)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,858,413
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,702,156,840 $ — $ — $ 2,702,156,840
Short-Term Securities
Money Market Funds ...................................... 84,243,394 — — 84,243,394
$ 2,786,400,234 $ — $ — $ 2,786,400,234

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (7,167) $ — $ — $ (7,167)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
12
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,695,648,853
Investments, at value — affiliated
(c)
.......................................................................................... 90,751,381
Cash pledged: –
Futures contracts .................................................................................................... 382,000
Foreign currency, at value
(d)
............................................................................................... 98
Receivables: –
Securities lending income — affiliated ...................................................................................... 10,501
Capital shares sold ................................................................................................... 688,164
Dividends — unaffiliated ............................................................................................... 1,382,556
Dividends — affiliated ................................................................................................. 33,472
Prepaid e xpenses ..................................................................................................... 20,332
Total a ssets .........................................................................................................
2,788,917,357
LIABILITIES
Collateral on securities loaned ............................................................................................. 76,157,010
Payables: –
Capital shares redeemed ............................................................................................... 1,363,452
Distribution fees ..................................................................................................... 45,689
Investment advisory fees .............................................................................................. 153,782
Printing and postage fees .............................................................................................. 225,683
Professional fees .................................................................................................... 26,591
Transfer agent fees .................................................................................................. 493,273
Variation margin on futures contracts ....................................................................................... 38,779
Other accrued expenses ............................................................................................... 107,438
Total li abilities ........................................................................................................
78,611,697
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 2,710,305,660
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 869,953,729
Accumulated earnings .................................................................................................. 1,840,351,931
NET ASSETS ........................................................................................................
$ 2,710,305,660
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 924,998,128
(b)
  Securities loaned, at value ...................................................................................... $ 74,630,852
(c)
  Investments, at cost — affiliated ................................................................................... $ 87,230,765
(d)
  Foreign currency, at cost ....................................................................................... $ 101
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
13
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 2,447,059,014
Shares outstanding ...................................................................................................
71,767,536
Net asset value .....................................................................................................
$ 34.10
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 15,505,632
Shares outstanding ...................................................................................................
461,431
Net asset value .....................................................................................................
$ 33.60
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 247,741,014
Shares outstanding ...................................................................................................
7,366,982
Net asset value .....................................................................................................
$ 33.63
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
14
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 17,583,052
Dividends — affiliated ................................................................................................. 267,405
Interest — unaffiliated ................................................................................................. 12,947
Securities lending income — affiliated — net ................................................................................. 82,994
Foreign taxes withheld ................................................................................................ (4,652)
Total investment income .................................................................................................
17,941,746
EXPENSES
Investment advisory .................................................................................................. 893,364
Transfer agent — class specific .......................................................................................... 645,886
Distribution — class specific ............................................................................................ 302,847
Printing and postage ................................................................................................. 101,794
Accounting services .................................................................................................. 77,636
Professional ....................................................................................................... 50,749
Custodian ......................................................................................................... 22,259
Transfer agent ...................................................................................................... 22,055
Directors and Officer ................................................................................................. 11,409
Miscellaneous ...................................................................................................... 9,873
Total expenses .......................................................................................................
2,137,872
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,614)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (8,326)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,126,932
Net investment income ..................................................................................................
15,814,814
REALIZED AND UNREALIZED GAIN (LOSS) $ 346,682,155
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 52,728,207
Investments — affiliated ............................................................................................. 55,601
Foreign currency transactions ......................................................................................... (21)
Futures contracts .................................................................................................. 1,610,477
A
54,394,264
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 292,820,393
Investments — affiliated ............................................................................................. (301,530)
Foreign currency translations .......................................................................................... (3)
Futures contracts .................................................................................................. (230,969)
A
292,287,891
Net realized and unrealized gain ...........................................................................................
346,682,155
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 362,496,969
See notes to financial statements.

Statements of Changes in Net Assets
15
Statements of Changes in Net Assets
BlackRock S&P 500 Index V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 15,814,814  $ 31,487,830
Net realized gain .................................................................................. 54,394,264  94,283,172
Net change in unrealized appreciation (depreciation) .......................................................... 292,287,891  377,753,856
Net increase in net assets resulting from operations ............................................................. 362,496,969  503,524,858
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (107,049,877)
Class II ....................................................................................... —  (631,060)
Class III ....................................................................................... —  (10,864,656)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (118,545,593)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (67,485,455) 113,028,439
NET ASSETS
Total increase in net assets ............................................................................. 295,011,514  498,007,704
Beginning of period .................................................................................. 2,415,294,146  1,917,286,442
End of period ......................................................................................
$ 2,710,305,660  $ 2,415,294,146
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
16
BlackRock S&P 500 Index V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 29.60  $ 24.68  $ 32.25  $ 27.28  $ 24.94  $ 20.50
Net investment income
(a)
....................
0 .20  0 .42  0 .41  0 .40  0 .43  0 .45
Net realized and unrealized gain (loss) ...........
4 .30  6 .03  ( 6 .28 ) 7 .28  4 .05  5 .94
Net increase (decrease) from investment operations ... 4.50  6.45  (5.87) 7.68  4.48  6.39
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .39 ) ( 0 .42 ) ( 0 .41 ) ( 0 .46 ) ( 0 .54 )
From net realized gain ......................
—  ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 ) ( 1 .41 )
Total distributions ........................... —  (1.53) (1.70) (2.71) (2.14) (1.95)
Net asset value, end of period ................. $ 34.10  $ 29.60  $ 24.68  $ 32.25  $ 27.28  $ 24.94
Total Return
(c)
Based on net asset value ..................... 15.20%
(d)
26.22% (18.23)% 28.53% 18.24% 31.34%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.14%
(f)
0.13% 0.14% 0.14% 0.16% 0.15%
Total expenses after fees waived and/or reimbursed ...
0.14%
(f)
0.13% 0.14% 0.14% 0.15% 0.14%
Net investment income ......................
1.26%
(f)
1.52% 1.48% 1.28% 1.73% 1.90%
Supplemental Data
Net assets, end of period (000) ................. $ 2,447,059  $ 2,183,297  $ 1,704,055  $ 2,218,337  $ 1,857,885  $ 1,709,703
Portfolio turnover rate ........................ 1% 7% 2% 3% 4% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 29.19  $ 24.36  $ 31.86  $ 26.98  $ 24.70  $ 20.32
Net investment income
(a)
....................
0 .17  0 .37  0 .37  0 .35  0 .39  0 .41
Net realized and unrealized gain (loss) ...........
4 .24  5 .95  ( 6 .21 ) 7 .20  3 .99  5 .89
Net increase (decrease) from investment operations ... 4.41  6.32  (5.84) 7.55  4.38  6.30
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .35 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 ) ( 0 .51 )
From net realized gain ......................
—  ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 ) ( 1 .41 )
Total distributions ........................... —  (1.49) (1.66) (2.67) (2.10) (1.92)
Net asset value, end of period ................. $ 33.60  $ 29.19  $ 24.36  $ 31.86  $ 26.98  $ 24.70
Total Return
(c)
Based on net asset value ..................... 15.11%
(d)
26.02% (18.36)% 28.34% 18.03% 31.17%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.30%
(f)
0.29% 0.29% 0.29% 0.31% 0.31%
Total expenses after fees waived and/or reimbursed ...
0.29%
(f)
0.29% 0.29% 0.29% 0.30% 0.30%
Net investment income ......................
1.11%
(f)
1.37% 1.33% 1.13% 1.60% 1.74%
Supplemental Data
Net assets, end of period (000) ................. $ 15,506  $ 13,433  $ 10,411  $ 11,633  $ 9,215  $ 7,979
Portfolio turnover rate ........................ 1% 7% 2% 3% 4% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
18
BlackRock S&P 500 Index V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 29.23  $ 24.39  $ 31.88  $ 26.99  $ 24.70  $ 20.32
Net investment income
(a)
....................
0 .16  0 .35  0 .34  0 .31  0 .36  0 .39
Net realized and unrealized gain (loss) ...........
4 .24  5 .95  ( 6 .21 ) 7 .21  4 .00  5 .87
Net increase (decrease) from investment operations ... 4.40  6.30  (5.87) 7.52  4.36  6.26
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .32 ) ( 0 .34 ) ( 0 .33 ) ( 0 .39 ) ( 0 .47 )
From net realized gain ......................
—  ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 ) ( 1 .41 )
Total distributions ........................... —  (1.46) (1.62) (2.63) (2.07) (1.88)
Net asset value, end of period ................. $ 33.63  $ 29.23  $ 24.39  $ 31.88  $ 26.99  $ 24.70
Total Return
(c)
Based on net asset value ..................... 15.05%
(d)
25.90% (18.42)% 28.23% 17.92% 30.97%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.40%
(f)
0.39% 0.39% 0.39% 0.41% 0.44%
Total expenses after fees waived and/or reimbursed ...
0.39%
(f)
0.38% 0.39% 0.39% 0.40% 0.40%
Net investment income ......................
1.01%
(f)
1.27% 1.23% 1.03% 1.49% 1.65%
Supplemental Data
Net assets, end of period (000) ................. $ 247,741  $ 218,564  $ 202,820  $ 281,094  $ 269,805  $ 298,712
Portfolio turnover rate ........................ 1% 7% 2% 3% 4% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
20
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 5,083,277 $ (5,083,277) $ — $ —
BofA Securities, Inc. ............................... 42,783 (42,783) — —
Citigroup Global Markets, Inc. ........................ 13,989,837 (13,989,837) — —
Credit Suisse Securities (USA) LLC .................... 169,053 (169,053) — —
Goldman Sachs & Co. LLC .......................... 35,612,449 (35,612,449) — —
J.P. Morgan Securities LLC .......................... 19,733,453 (19,733,453) — —
$ 74,630,852 $ (74,630,852) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
22
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $2,614.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0.15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 10,612
Class III ......................................................................................................... 292,235
$ 302,847
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 581,587 $ 3,703 $ 60,596 $ 645,886
Class I ................................................................................................................
0.05%
Class II ...............................................................................................................
0.05
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 6,011
Class II ...................................................................................................... 166
Class III ...................................................................................................... 2,149
$ 8,326
Class I Class II Class III
Expense Limitations ................................................................. 0.15% 0.30% 0 .40%

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $17,014 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $19,083,564 and $74,675,369, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Purchases ............................................................................................................... $ 11,547,384
Sales ................................................................................................................... 11,599,976
Net Realized Gain .......................................................................................................... 5,913,335

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
24
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 1,034,026,995 $ 1,793,283,996 $ (40,917,924) $ 1,752,366,072

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
1,532,234 $ 48,625,472 7,663,366 $ 209,398,606
Shares issued in reinvestment of distributions ........................
— — 3,658,210 107,049,876
Shares redeemed .........................................
(3,534,670) (112,399,673) (6,592,755) (181,749,804)
(2,002,436) $ (63,774,201) 4,728,821 $ 134,698,678
Class II
Shares sold .............................................
25,987 $ 832,894 57,761 $ 1,557,581
Shares issued in reinvestment of distributions ........................
— — 21,864 631,060
Shares redeemed .........................................
(24,750) (763,392) (46,786) (1,239,128)
1,237 $ 69,502 32,839 $ 949,513
Class III
Shares sold .............................................
758,356 $ 23,858,787 1,319,667 $ 36,005,671
Shares issued in reinvestment of distributions ........................
— — 375,946 10,864,021
Shares redeemed .........................................
(869,877) (27,639,543) (2,532,573) (69,489,444)
(111,521) $ (3,780,756) (836,960) $ (22,619,752)
(2,112,720) $ (67,485,455) 3,924,700 $ 113,028,439

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Financial Statements
26
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

June 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual
Financial Statements (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Derivative Financial Instruments
2024
BlackRock Semi-Annual Financial Statements
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
....................... 4,358 $ 316,827
AeroVironment, Inc.
(a) (b)
................ 3,300 601,128
AerSale Corp.
(a)
..................... 4,272 29,562
Archer Aviation, Inc. , Class A
(a)
........... 29,459 103,696
Astronics Corp.
(a)
.................... 3,641 72,929
Byrna Technologies, Inc.
(a)
.............. 2,178 21,736
Cadre Holdings, Inc.
(b)
................. 3,266 109,607
Ducommun, Inc.
(a)
................... 1,777 103,173
Eve Holding, Inc.
(a) (b)
.................. 2,134 8,643
Intuitive Machines, Inc. , Class A
(a)
......... 3,625 11,963
Kratos Defense & Security Solutions, Inc.
(a)
.. 18,620 372,586
Leonardo DRS, Inc.
(a)
................. 8,146 207,804
Mercury Systems, Inc.
(a)
............... 6,915 186,636
Moog, Inc. , Class A .................. 3,585 599,771
National Presto Industries, Inc. ........... 663 49,811
Park Aerospace Corp. ................. 2,528 34,583
Redwire Corp.
(a)
..................... 2,820 20,219
Rocket Lab USA, Inc.
(a) (b)
............... 43,796 210,221
Terran Orbital Corp.
(a)
................. 23,283 19,092
Triumph Group, Inc.
(a)
................. 8,190 126,208
V2X, Inc.
(a)
........................ 1,566 75,105
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 2,065 17,408
VirTra, Inc.
(a)
....................... 1,315 10,112
3,308,820
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)
....... 6,751 93,636
Forward Air Corp.
(b)
.................. 3,164 60,243
Hub Group, Inc. , Class A ............... 7,633 328,601
Radiant Logistics, Inc.
(a)
............... 4,387 24,962
507,442
Automobile Components — 1.3%
Adient plc
(a)
........................ 11,639 287,600
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 100,334
Cooper-Standard Holdings, Inc.
(a)
......... 2,110 26,248
Dana, Inc.
(b)
....................... 16,750 203,010
Dorman Products, Inc.
(a)
............... 3,234 295,846
Fox Factory Holding Corp.
(a)
............. 5,326 256,660
Gentherm, Inc.
(a)
.................... 3,894 192,052
Goodyear Tire & Rubber Co. (The)
(a)
....... 35,870 407,125
Holley, Inc.
(a)
....................... 5,818 20,828
LCI Industries
(b)
..................... 3,147 325,337
Luminar Technologies, Inc. , Class A
(a) (b)
..... 42,100 62,729
Modine Manufacturing Co.
(a) (b)
........... 6,492 650,434
Patrick Industries, Inc. ................ 2,756 299,164
Phinia, Inc. ........................ 5,743 226,045
Solid Power, Inc. , Class A
(a) (b)
............ 19,650 32,423
Standard Motor Products, Inc. ........... 2,754 76,368
Stoneridge, Inc.
(a) (b)
................... 3,064 48,901
Visteon Corp.
(a)
..................... 3,447 367,795
XPEL, Inc.
(a) (b) (c)
..................... 3,166 112,583
3,991,482
Automobiles — 0.1%
Canoo, Inc. , Class A
(a)
................. 7,571 16,126
Livewire Group, Inc.
(a) (b)
................ 2,321 17,779
Winnebago Industries, Inc.
(b)
............ 3,663 198,535
232,440
Banks — 9.1%
1st Source Corp. .................... 2,495 133,782
ACNB Corp. ....................... 981 35,581
Amalgamated Financial Corp. ........... 2,379 65,185
Amerant Bancorp, Inc. , Class A .......... 4,049 91,912
Security
Shares
Shares Value
Banks (continued)
Ameris Bancorp ..................... 8,099 $ 407,785
Ames National Corp. ................. 1,111 22,764
Arrow Financial Corp. ................. 1,959 51,032
Associated Banc-Corp. ................ 19,931 421,541
Atlantic Union Bankshares Corp.
(b)
........ 10,838 356,028
Axos Financial, Inc.
(a) (b)
................ 6,864 392,278
Banc of California, Inc. ................ 17,814 227,663
BancFirst Corp. ..................... 2,694 236,264
Bancorp, Inc. (The)
(a)
................. 6,060 228,826
Bank First Corp. .................... 1,255 103,650
Bank of Hawaii Corp.
(b)
................ 4,508 257,903
Bank of Marin Bancorp ................ 2,055 33,270
Bank of NT Butterfield & Son Ltd. (The) ..... 5,962 209,385
Bank7 Corp. ....................... 407 12,739
BankUnited, Inc. .................... 9,013 263,810
Bankwell Financial Group, Inc. ........... 1,001 25,395
Banner Corp. ...................... 4,086 202,829
Bar Harbor Bankshares ............... 1,956 52,577
BayCom Corp. ..................... 1,492 30,362
BCB Bancorp, Inc. ................... 2,193 23,312
Berkshire Hills Bancorp, Inc.
(b)
........... 5,072 115,642
Blue Foundry Bancorp
(a)
............... 3,298 29,913
Blue Ridge Bankshares, Inc.
(a)
........... 115 300
Bridgewater Bancshares, Inc.
(a)
.......... 2,303 26,738
Brookline Bancorp, Inc.
(b)
............... 10,942 91,366
Burke & Herbert Financial Services Corp.
(b)
.. 1,569 79,988
Business First Bancshares, Inc. .......... 3,118 67,848
Byline Bancorp, Inc. .................. 4,312 102,367
C&F Financial Corp. .................. 35 1,687
Cadence Bank
(b)
.................... 19,124 540,827
California Bancorp
(a)
.................. 1,005 21,607
Cambridge Bancorp
(b)
................. 927 63,963
Camden National Corp. ............... 1,805 59,565
Capital Bancorp, Inc. ................. 1,075 22,037
Capital City Bank Group, Inc. ............ 1,779 50,595
Capitol Federal Financial, Inc. ........... 15,065 82,707
Carter Bankshares, Inc.
(a)
.............. 3,079 46,554
Cathay General Bancorp ............... 8,618 325,071
Central Pacific Financial Corp. ........... 3,251 68,921
Chemung Financial Corp.
(b)
............. 440 21,120
ChoiceOne Financial Services, Inc. ........ 808 23,149
Citizens & Northern Corp. .............. 1,779 31,826
Citizens Financial Services, Inc.
(b)
......... 492 22,105
City Holding Co. .................... 1,731 183,919
Civista Bancshares, Inc. ............... 1,975 30,593
CNB Financial Corp.
(b)
................ 2,895 59,087
Coastal Financial Corp.
(a) (b)
............. 1,533 70,733
Codorus Valley Bancorp, Inc. ............ 1,184 28,463
Colony Bankcorp, Inc. ................ 1,900 23,275
Columbia Financial, Inc.
(a)
.............. 3,794 56,796
Community Financial System, Inc. ........ 6,039 285,101
Community Trust Bancorp, Inc. .......... 2,021 88,237
Community West Bancshares ........... 2,248 41,588
ConnectOne Bancorp, Inc. ............. 4,836 91,352
CrossFirst Bankshares, Inc.
(a)
............ 6,285 88,116
Customers Bancorp, Inc.
(a)
.............. 3,723 178,630
CVB Financial Corp. .................. 16,648 287,011
Dime Community Bancshares, Inc. ........ 4,384 89,434
Eagle Bancorp, Inc.
(b)
................. 3,499 66,131
Eastern Bankshares, Inc. .............. 20,043 280,201
Enterprise Bancorp, Inc. ............... 1,148 28,562
Enterprise Financial Services Corp. ....... 4,992 204,223
Equity Bancshares, Inc. , Class A ......... 1,903 66,986
Esquire Financial Holdings, Inc. .......... 818 38,937
ESSA Bancorp, Inc.
(b)
................. 1,030 18,118

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Farmers & Merchants Bancorp, Inc. ....... 1,698 $ 39,428
Farmers National Banc Corp. ............ 4,586 57,279
FB Financial Corp. ................... 4,756 185,627
Fidelity D&D Bancorp, Inc. .............. 564 24,703
Financial Institutions, Inc. .............. 2,295 44,339
First Bancorp ...................... 24,870 519,833
First Bancorp, Inc. (The) ............... 1,391 34,566
First Bancshares, Inc. (The)
(b)
........... 3,926 101,997
First Bank ......................... 2,963 37,749
First Busey Corp. .................... 7,479 181,067
First Business Financial Services, Inc. ...... 1,154 42,686
First Commonwealth Financial Corp. ....... 11,304 156,108
First Community Bankshares, Inc. ........ 2,268 83,553
First Financial Bancorp ................ 10,809 240,176
First Financial Bankshares, Inc.
(b)
......... 16,522 487,895
First Financial Corp. .................. 1,767 65,167
First Financial Northwest, Inc. ........... 900 19,017
First Foundation, Inc. ................. 6,522 42,719
First Internet Bancorp ................. 1,061 28,668
First Interstate BancSystem, Inc. , Class A ... 10,166 282,310
First Merchants Corp. ................. 7,916 263,524
First Mid Bancshares, Inc. .............. 3,208 105,479
First of Long Island Corp. (The) .......... 3,385 33,918
First Western Financial, Inc.
(a)
........... 917 15,589
Five Star Bancorp ................... 2,233 52,810
Flushing Financial Corp. ............... 3,731 49,063
FS Bancorp, Inc. .................... 752 27,410
Fulton Financial Corp. ................. 19,606 332,910
FVCBankcorp, Inc.
(a)
.................. 1,733 18,924
German American Bancorp, Inc. .......... 3,734 131,997
Glacier Bancorp, Inc.
(b)
................ 14,452 539,349
Great Southern Bancorp, Inc. ............ 1,238 68,845
Greene County Bancorp, Inc. ............ 786 26,496
Guaranty Bancshares, Inc. ............. 1,095 34,536
Hancock Whitney Corp. ............... 10,899 521,299
Hanmi Financial Corp. ................ 3,597 60,142
HarborOne Bancorp, Inc. .............. 5,296 58,944
HBT Financial, Inc. ................... 1,855 37,879
Heartland Financial USA, Inc. ........... 5,293 235,274
Heritage Commerce Corp. .............. 8,857 77,056
Heritage Financial Corp. ............... 4,119 74,266
Hilltop Holdings, Inc. .................. 6,269 196,094
Hingham Institution for Savings (The) ...... 194 34,703
Home Bancorp, Inc. .................. 1,076 43,051
Home BancShares, Inc.
(b)
.............. 24,428 585,295
HomeStreet, Inc. .................... 2,431 27,713
HomeTrust Bancshares, Inc. ............ 2,070 62,162
Hope Bancorp, Inc. .................. 13,842 148,663
Horizon Bancorp, Inc.
(b)
................ 6,151 76,088
Independent Bank Corp. ............... 8,060 339,659
Independent Bank Group, Inc. ........... 4,481 203,975
International Bancshares Corp. .......... 6,974 398,983
Investar Holding Corp. ................ 1,277 19,666
John Marshall Bancorp, Inc.
(b)
........... 1,610 28,078
Kearny Financial Corp. ................ 7,196 44,255
Lakeland Financial Corp. ............... 3,039 186,959
LCNB Corp. ....................... 1,811 25,191
LINKBANCORP, Inc. ................. 2,602 15,924
Live Oak Bancshares, Inc. .............. 4,442 155,736
Macatawa Bank Corp. ................ 3,277 47,844
Mercantile Bank Corp. ................ 2,049 83,128
Metrocity Bankshares, Inc. ............. 2,420 63,888
Metropolitan Bank Holding Corp.
(a)
........ 1,301 54,759
Mid Penn Bancorp, Inc. ................ 1,833 40,234
Middlefield Banc Corp. ................ 888 21,356
Security
Shares
Shares Value
Banks (continued)
Midland States Bancorp, Inc. ............ 2,729 $ 61,812
MidWestOne Financial Group, Inc. ........ 1,893 42,574
MVB Financial Corp. ................. 1,668 31,092
National Bank Holdings Corp. , Class A ..... 3,975 155,224
National Bankshares, Inc.
(b)
............. 704 19,909
NB Bancorp, Inc.
(a)
................... 5,087 76,712
NBT Bancorp, Inc.
(b)
.................. 5,167 199,446
New York Community Bancorp, Inc. ....... 95,792 308,450
Nicolet Bankshares, Inc. ............... 1,737 144,240
Northeast Bank ..................... 817 49,723
Northeast Community Bancorp, Inc. ....... 1,375 24,502
Northfield Bancorp, Inc. ............... 5,107 48,414
Northrim BanCorp, Inc. ................ 711 40,982
Northwest Bancshares, Inc.
(b)
............ 14,361 165,870
Norwood Financial Corp. ............... 849 21,548
Oak Valley Bancorp .................. 678 16,930
OceanFirst Financial Corp. ............. 7,776 123,561
OFG Bancorp ...................... 5,564 208,372
Old National Bancorp ................. 40,496 696,126
Old Second Bancorp, Inc. .............. 5,507 81,559
Orange County Bancorp, Inc. ............ 601 31,781
Origin Bancorp, Inc. .................. 3,914 124,152
Orrstown Financial Services, Inc. ......... 1,383 37,839
Pacific Premier Bancorp, Inc. ............ 11,705 268,864
Park National Corp.
(b)
................. 1,887 268,596
Parke Bancorp, Inc. .................. 1,688 29,371
Pathward Financial, Inc. ............... 3,182 180,006
PCB Bancorp ...................... 1,351 21,994
Peapack-Gladstone Financial Corp. ....... 2,316 52,457
Peoples Bancorp of North Carolina, Inc. .... 608 17,754
Peoples Bancorp, Inc. ................ 4,630 138,900
Peoples Financial Services Corp. ......... 1,154 52,553
Pioneer Bancorp, Inc.
(a)
................ 1,483 14,845
Plumas Bancorp .................... 613 22,056
Ponce Financial Group, Inc.
(a)
........... 2,558 23,380
Preferred Bank ..................... 1,061 80,095
Premier Financial Corp. ............... 4,558 93,257
Primis Financial Corp. ................. 2,525 26,462
Princeton Bancorp, Inc. ................ 601 19,893
Provident Bancorp, Inc.
(a)
.............. 1,943 19,799
Provident Financial Services, Inc.
(b)
........ 14,883 213,571
QCR Holdings, Inc. .................. 2,234 134,040
RBB Bancorp ...................... 2,590 48,718
Red River Bancshares, Inc. ............. 655 31,433
Renasant Corp. ..................... 6,498 198,449
Republic Bancorp, Inc. , Class A .......... 1,050 56,290
S&T Bancorp, Inc. ................... 4,294 143,377
Sandy Spring Bancorp, Inc. ............. 5,891 143,505
Seacoast Banking Corp. of Florida ........ 9,757 230,655
ServisFirst Bancshares, Inc.
(b)
........... 6,374 402,773
Shore Bancshares, Inc. ................ 4,023 46,063
Sierra Bancorp ..................... 1,907 42,679
Simmons First National Corp. , Class A ..... 14,164 249,003
SmartFinancial, Inc. .................. 1,999 47,316
South Plains Financial, Inc. ............. 1,679 45,333
Southern California Bancorp
(a)
........... 1,426 19,208
Southern First Bancshares, Inc.
(a)
......... 985 28,801
Southern Missouri Bancorp, Inc. .......... 1,201 54,057
Southern States Bancshares, Inc. ......... 1,115 30,261
Southside Bancshares, Inc. ............. 3,616 99,838
SouthState Corp.
(b)
................... 9,802 749,069
Stellar Bancorp, Inc. .................. 6,502 149,286
Sterling Bancorp, Inc.
(a)
................ 3,482 18,211
Stock Yards Bancorp, Inc. .............. 3,314 164,606
Texas Capital Bancshares, Inc.
(a)
......... 6,056 370,264

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Third Coast Bancshares, Inc.
(a)
........... 1,458 $ 31,012
Timberland Bancorp, Inc. .............. 953 25,817
Tompkins Financial Corp. .............. 1,632 79,805
Towne Bank ....................... 9,440 257,429
TriCo Bancshares
(b)
.................. 4,179 165,363
Triumph Financial, Inc.
(a)
............... 2,670 218,272
TrustCo Bank Corp. .................. 2,175 62,575
Trustmark Corp. .................... 7,317 219,803
UMB Financial Corp. ................. 5,770 481,333
United Bankshares, Inc. ............... 16,606 538,699
United Community Banks, Inc. ........... 13,983 356,007
Unity Bancorp, Inc. ................... 817 24,159
Univest Financial Corp. ................ 3,945 90,064
USCB Financial Holdings, Inc. , Class A ..... 1,251 16,050
Valley National Bancorp ............... 54,215 378,421
Veritex Holdings, Inc. ................. 6,323 133,352
Virginia National Bankshares Corp. ........ 540 17,712
WaFd, Inc. ........................ 9,160 261,793
Washington Trust Bancorp, Inc. .......... 2,360 64,688
WesBanco, Inc.
(b)
.................... 7,797 217,614
West BanCorp, Inc. .................. 2,084 37,304
Westamerica Bancorp ................ 3,216 156,072
WSFS Financial Corp.
(b)
............... 7,195 338,165
28,360,678
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)
(a)
.......... 6,340 45,014
MGP Ingredients, Inc.
(b)
................ 1,886 140,319
National Beverage Corp. ............... 2,943 150,799
Primo Water Corp. ................... 19,878 434,533
Vita Coco Co., Inc. (The)
(a)
.............. 4,913 136,827
907,492
Biotechnology — 8.7%
2seventy bio, Inc.
(a)
.................. 6,266 24,124
4D Molecular Therapeutics, Inc.
(a)
......... 6,268 131,565
89bio, Inc.
(a)
....................... 9,523 76,279
Absci Corp.
(a)
...................... 10,099 31,105
ACADIA Pharmaceuticals, Inc.
(a)
.......... 15,289 248,446
ACELYRIN, Inc.
(a) (b)
.................. 8,658 38,182
Achieve Life Sciences, Inc.
(a)
............ 4,241 19,933
Acrivon Therapeutics, Inc.
(a)
............. 1,049 6,084
Actinium Pharmaceuticals, Inc.
(a)
......... 4,343 32,138
Acumen Pharmaceuticals, Inc.
(a)
.......... 5,250 12,705
ADC Therapeutics SA
(a)
............... 8,686 27,448
Adicet Bio, Inc.
(a)
.................... 680 823
ADMA Biologics, Inc.
(a)
................ 28,289 316,271
Adverum Biotechnologies, Inc.
(a)
.......... 2,628 18,028
Aerovate Therapeutics, Inc.
(a)
............ 1,493 2,478
Agenus, Inc.
(a) (b)
..................... 2,761 46,247
Agios Pharmaceuticals, Inc.
(a)
........... 7,104 306,324
Akebia Therapeutics, Inc.
(a)
............. 26,200 26,724
Akero Therapeutics, Inc.
(a) (b)
............. 8,527 200,043
Aldeyra Therapeutics, Inc.
(a) (b)
............ 5,597 18,526
Alector, Inc.
(a)
...................... 9,171 41,636
Alkermes plc
(a)
...................... 21,113 508,823
Allogene Therapeutics, Inc.
(a)
............ 14,951 34,836
Altimmune, Inc.
(a)
.................... 8,976 59,690
ALX Oncology Holdings, Inc.
(a)
........... 4,793 28,902
Amicus Therapeutics, Inc.
(a)
............. 36,808 365,135
AnaptysBio, Inc.
(a)
................... 2,582 64,705
Anavex Life Sciences Corp.
(a)
............ 8,432 35,583
Anika Therapeutics, Inc.
(a)
.............. 1,826 46,253
Annexon, Inc.
(a)
..................... 10,617 52,023
Apogee Therapeutics, Inc.
(a) (b)
........... 4,555 179,239
Applied Therapeutics, Inc.
(a)
............. 12,064 56,339
Security
Shares
Shares Value
Biotechnology (continued)
Arbutus Biopharma Corp.
(a)
............. 16,101 $ 49,752
Arcellx, Inc.
(a)
...................... 5,414 298,799
Arcturus Therapeutics Holdings, Inc.
(a)
...... 2,749 66,938
Arcus Biosciences, Inc.
(a)
............... 6,712 102,224
Arcutis Biotherapeutics, Inc.
(a) (b)
.......... 13,353 124,183
Ardelyx, Inc.
(a)
...................... 29,197 216,350
ArriVent Biopharma, Inc.
(a)
.............. 1,159 21,499
Arrowhead Pharmaceuticals, Inc.
(a)
........ 15,008 390,058
ARS Pharmaceuticals, Inc.
(a)
............ 6,182 52,609
Astria Therapeutics, Inc.
(a)
.............. 5,979 54,409
Atossa Therapeutics, Inc.
(a)
............. 15,745 18,737
Aura Biosciences, Inc.
(a)
............... 5,714 43,198
Aurinia Pharmaceuticals, Inc.
(a)
........... 18,072 103,191
Avid Bioservices, Inc.
(a)
................ 7,426 53,022
Avidity Biosciences, Inc.
(a)
.............. 12,691 518,427
Avita Medical, Inc.
(a) (b)
................. 3,069 24,306
Beam Therapeutics, Inc.
(a)
.............. 9,617 225,326
BioAtla, Inc.
(a)
...................... 558 764
BioCryst Pharmaceuticals, Inc.
(a)
.......... 25,932 160,260
Biohaven Ltd.
(a)
..................... 9,440 327,662
Biomea Fusion, Inc.
(a) (b)
................ 4,460 20,070
Black Diamond Therapeutics, Inc.
(a)
....... 4,697 21,888
Bluebird Bio, Inc.
(a)
................... 22,402 22,048
Blueprint Medicines Corp.
(a) (b)
............ 7,900 851,462
Bridgebio Pharma, Inc.
(a)
............... 17,651 447,100
C4 Therapeutics, Inc.
(a)
................ 7,435 34,350
Cabaletta Bio, Inc.
(a)
.................. 5,569 41,656
Candel Therapeutics, Inc.
(a)
............. 1,877 11,637
Capricor Therapeutics, Inc.
(a)
............ 3,154 15,045
Cardiff Oncology, Inc.
(a)
................ 4,922 10,927
CareDx, Inc.
(a)
...................... 6,204 96,348
Cargo Therapeutics, Inc.
(a)
.............. 2,582 42,396
Caribou Biosciences, Inc.
(a)
............. 9,543 15,651
Carisma Therapeutics, Inc.
(a)
............ 736 1,119
Cartesian Therapeutics, Inc.
(a) (b)
.......... 892 24,093
Catalyst Pharmaceuticals, Inc.
(a)
.......... 14,568 225,658
Celcuity, Inc.
(a)
...................... 2,923 47,879
Celldex Therapeutics, Inc.
(a)
............. 8,118 300,447
Century Therapeutics, Inc.
(a)
............ 5,967 15,216
CervoMed, Inc.
(a)
.................... 675 11,556
CG oncology, Inc.
(a)
.................. 2,789 88,049
Cibus, Inc.
(a)
....................... 1,882 18,538
Cogent Biosciences, Inc.
(a)
.............. 11,544 97,316
Coherus Biosciences, Inc.
(a)
............. 12,395 21,443
Compass Therapeutics, Inc.
(a)
........... 10,922 10,922
Corbus Pharmaceuticals Holdings, Inc.
(a)
.... 1,278 57,829
Crinetics Pharmaceuticals, Inc.
(a)
......... 9,769 437,554
Cue Biopharma, Inc.
(a)
................ 495 614
Cullinan Therapeutics, Inc.
(a)
............ 4,871 84,950
Cytokinetics, Inc.
(a)
................... 14,026 759,929
Day One Biopharmaceuticals, Inc.
(a)
....... 6,567 90,493
Denali Therapeutics, Inc.
(a)
............. 15,635 363,045
Design Therapeutics, Inc.
(a)
............. 3,934 13,179
Dianthus Therapeutics, Inc.
(a)
............ 2,995 77,511
Disc Medicine, Inc.
(a)
.................. 2,067 93,160
Dynavax Technologies Corp.
(a)
........... 16,588 186,283
Dyne Therapeutics, Inc.
(a)
.............. 10,141 357,876
Editas Medicine, Inc.
(a)
................ 10,264 47,933
Elevation Oncology, Inc.
(a)
.............. 5,791 15,636
Eliem Therapeutics, Inc.
(a)
.............. 1,156 8,219
Enanta Pharmaceuticals, Inc.
(a) (b)
......... 2,510 32,555
Entrada Therapeutics, Inc.
(a)
............ 3,241 46,184
Erasca, Inc.
(a)
...................... 14,316 33,786
Fate Therapeutics, Inc.
(a)
............... 13,080 42,902
Fennec Pharmaceuticals, Inc.
(a)
.......... 3,532 21,581

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Fibrobiologics, Inc.
(a)
.................. 2,331 $ 11,632
Foghorn Therapeutics, Inc.
(a)
............ 2,367 13,610
G1 Therapeutics, Inc.
(a)
................ 6,227 14,198
Galectin Therapeutics, Inc.
(a)
............ 4,109 9,286
Genelux Corp.
(a)
..................... 295 575
Generation Bio Co.
(a)
................. 6,557 18,491
Geron Corp.
(a)
...................... 72,281 306,471
Greenwich Lifesciences, Inc.
(a)
........... 742 12,807
Gyre Therapeutics, Inc.
(a)
.............. 975 11,632
Halozyme Therapeutics, Inc.
(a)
........... 15,723 823,256
Heron Therapeutics, Inc.
(a)
.............. 15,012 52,542
HilleVax, Inc.
(a) (b)
.................... 3,961 57,276
Humacyte, Inc.
(a)
.................... 11,096 53,261
Ideaya Biosciences, Inc.
(a)
.............. 9,393 329,788
IGM Biosciences, Inc.
(a)
................ 1,388 9,536
Immuneering Corp. , Class A
(a)
........... 546 699
ImmunityBio, Inc.
(a) (b)
.................. 17,952 113,457
Immunome, Inc.
(a)
................... 6,457 78,130
Immunovant, Inc.
(a)
................... 7,300 192,720
Inhibrx Biosciences, Inc.
(a)
.............. 1,064 15,077
Inmune Bio, Inc.
(a)
................... 1,528 13,477
Inovio Pharmaceuticals, Inc.
(a)
........... 3,227 26,074
Inozyme Pharma, Inc.
(a)
............... 6,484 28,919
Insmed, Inc.
(a) (b)
..................... 19,496 1,306,233
Intellia Therapeutics, Inc.
(a)
............. 12,147 271,850
Invivyd, Inc.
(a)
...................... 9,826 10,809
Iovance Biotherapeutics, Inc.
(a)
........... 31,811 255,124
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 18,314 119,407
iTeos Therapeutics, Inc.
(a)
.............. 3,345 49,640
Janux Therapeutics, Inc.
(a)
.............. 3,524 147,620
Jasper Therapeutics, Inc.
(a)
............. 1,294 29,374
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 4,806 56,615
Karyopharm Therapeutics, Inc.
(a)
......... 1,353 1,174
Keros Therapeutics, Inc.
(a) (b)
............. 3,706 169,364
Kiniksa Pharmaceuticals International plc
(a)
.. 4,682 87,413
Kodiak Sciences, Inc.
(a)
................ 3,902 9,170
Korro Bio, Inc.
(a)
..................... 765 25,911
Krystal Biotech, Inc.
(a)
................. 3,113 571,671
Kura Oncology, Inc.
(a)
................. 9,122 187,822
Kymera Therapeutics, Inc.
(a)
............. 5,601 167,190
Kyverna Therapeutics, Inc.
(a)
............ 2,118 15,885
Larimar Therapeutics, Inc.
(a)
............. 5,067 36,736
LENZ Therapeutics, Inc. ............... 1,588 27,457
Lexeo Therapeutics, Inc.
(a)
.............. 1,205 19,328
Lexicon Pharmaceuticals, Inc.
(a)
.......... 15,096 25,361
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 15,149 15,108
Lyell Immunopharma, Inc.
(a)
............. 21,226 30,778
MacroGenics, Inc.
(a)
.................. 7,026 29,860
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 2,203 617,192
MannKind Corp.
(a)
................... 33,155 173,069
MeiraGTx Holdings plc
(a)
............... 5,751 24,212
Mersana Therapeutics, Inc.
(a)
............ 13,844 27,826
MiMedx Group, Inc.
(a)
................. 14,839 102,834
Mineralys Therapeutics, Inc.
(a)
........... 3,608 42,214
Mirum Pharmaceuticals, Inc.
(a)
........... 4,911 167,907
Monte Rosa Therapeutics, Inc.
(a)
.......... 4,328 16,187
Morphic Holding, Inc.
(a)
................ 5,013 170,793
Myriad Genetics, Inc.
(a)
................ 11,251 275,199
Neurogene, Inc.
(a)
.................... 1,263 45,961
Nkarta, Inc.
(a)
....................... 6,676 39,455
Novavax, Inc.
(a)
..................... 17,766 224,918
Nurix Therapeutics, Inc.
(a)
.............. 7,614 158,904
Nuvalent, Inc. , Class A
(a) (b)
.............. 4,014 304,502
Nuvectis Pharma, Inc.
(a)
............... 109 690
Ocugen, Inc.
(a)
...................... 32,091 49,741
Security
Shares
Shares Value
Biotechnology (continued)
Olema Pharmaceuticals, Inc.
(a)
........... 5,036 $ 54,490
Omega Therapeutics, Inc.
(a)
............. 255 528
Organogenesis Holdings, Inc. , Class A
(a)
.... 8,338 23,346
ORIC Pharmaceuticals, Inc.
(a)
........... 7,724 54,609
Outlook Therapeutics, Inc.
(a)
............. 1,014 7,483
Ovid therapeutics, Inc.
(a)
............... 6,988 5,375
PepGen, Inc.
(a)
..................... 1,942 30,994
Perspective Therapeutics, Inc.
(a)
.......... 5,883 58,654
Poseida Therapeutics, Inc.
(a)
............ 8,603 25,121
Praxis Precision Medicines, Inc.
(a)
......... 2,161 89,379
Precigen, Inc.
(a) (b)
.................... 19,112 30,197
Prelude Therapeutics, Inc.
(a)
............. 1,647 6,275
Prime Medicine, Inc.
(a) (b)
............... 7,199 37,003
ProKidney Corp. , Class A
(a)
............. 9,676 23,803
Protagonist Therapeutics, Inc.
(a)
.......... 7,348 254,608
Protalix BioTherapeutics, Inc.
(a)
.......... 338 395
Prothena Corp. plc
(a)
.................. 5,403 111,518
PTC Therapeutics, Inc.
(a)
............... 9,564 292,467
Puma Biotechnology, Inc.
(a)
............. 5,205 16,968
Pyxis Oncology, Inc.
(a)
................. 6,081 20,128
Q32 Bio, Inc.
(a)
...................... 762 13,678
Rallybio Corp.
(a)
..................... 351 470
RAPT Therapeutics, Inc.
(a)
.............. 3,769 11,495
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 25,995 194,962
REGENXBIO, Inc.
(a)
.................. 5,928 69,358
Regulus Therapeutics, Inc.
(a)
............ 7,846 14,005
Relay Therapeutics, Inc.
(a)
.............. 12,663 82,563
Reneo Pharmaceuticals, Inc.
(a)
........... 213 322
Renovaro, Inc.
(a)
.................... 5,950 10,412
Replimune Group, Inc.
(a)
............... 6,206 55,854
REVOLUTION Medicines, Inc.
(a) (b)
......... 19,137 742,707
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 6,886 282,739
Rigel Pharmaceuticals, Inc.
(a)
............ 1,983 16,300
Rocket Pharmaceuticals, Inc.
(a)
........... 8,304 178,785
Sage Therapeutics, Inc.
(a) (b)
............. 6,508 70,677
Sana Biotechnology, Inc.
(a)
.............. 16,675 91,045
Savara, Inc.
(a)
...................... 11,462 46,192
Scholar Rock Holding Corp.
(a)
........... 8,641 71,980
Sera Prognostics, Inc. , Class A
(a)
......... 3,426 20,282
Shattuck Labs, Inc.
(a)
................. 4,950 19,107
Skye Bioscience, Inc.
(a)
................ 2,114 16,933
Soleno Therapeutics, Inc.
(a)
............. 2,766 112,853
Solid Biosciences, Inc.
(a)
............... 2,854 16,182
SpringWorks Therapeutics, Inc.
(a)
......... 8,644 325,619
Spyre Therapeutics, Inc.
(a)
.............. 4,345 102,151
Stoke Therapeutics, Inc.
(a)
.............. 4,492 60,687
Summit Therapeutics, Inc.
(a)
............. 11,067 86,323
Sutro Biopharma, Inc.
(a)
................ 10,282 30,126
Syndax Pharmaceuticals, Inc.
(a)
.......... 10,369 212,876
Tango Therapeutics, Inc.
(a)
.............. 6,443 55,281
Taysha Gene Therapies, Inc.
(a)
........... 20,060 44,934
Tenaya Therapeutics, Inc.
(a)
............. 5,455 16,910
TG Therapeutics, Inc.
(a)
................ 17,535 311,948
Tourmaline Bio, Inc. .................. 2,902 37,320
Travere Therapeutics, Inc.
(a)
............. 8,972 73,750
TScan Therapeutics, Inc.
(a)
............. 4,768 27,893
Twist Bioscience Corp.
(a)
............... 7,233 356,442
Tyra Biosciences, Inc.
(a) (b)
.............. 2,554 40,838
UroGen Pharma Ltd.
(a)
................ 4,308 72,288
Vanda Pharmaceuticals, Inc.
(a)
........... 7,749 43,782
Vaxcyte, Inc.
(a) (b)
..................... 13,710 1,035,242
Vera Therapeutics, Inc. , Class A
(a) (b)
........ 4,846 175,328
Veracyte, Inc.
(a)
..................... 9,741 211,087
Verastem, Inc.
(a)
..................... 3,264 9,727
Vericel Corp.
(a)
...................... 6,090 279,409

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Verve Therapeutics, Inc.
(a) (b)
............. 9,727 $ 47,468
Vir Biotechnology, Inc.
(a)
............... 11,321 100,757
Viridian Therapeutics, Inc.
(a)
............. 7,899 102,766
Voyager Therapeutics, Inc.
(a)
............ 6,065 47,974
Werewolf Therapeutics, Inc.
(a)
........... 3,899 9,514
X4 Pharmaceuticals, Inc.
(a)
............. 24,509 14,215
XBiotech, Inc.
(a)
..................... 2,277 11,704
Xencor, Inc.
(a)
...................... 7,454 141,104
XOMA Corp.
(a) (b)
..................... 843 19,971
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 4,220 50,978
Zentalis Pharmaceuticals, Inc.
(a)
.......... 7,228 29,563
Zura Bio Ltd. , Class A
(a) (b)
.............. 2,990 10,465
Zymeworks, Inc.
(a)
................... 6,479 55,136
27,007,620
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 3,079 13,824
Groupon, Inc. ...................... 2,896 44,309
Savers Value Village, Inc.
(b)
............. 3,137 38,397
96,530
Building Products — 1.4%
American Woodmark Corp.
(a)
............ 1,983 155,864
Apogee Enterprises, Inc. ............... 2,776 174,430
AZZ, Inc. ......................... 3,688 284,898
Caesarstone Ltd.
(a)
................... 2,497 12,485
CSW Industrials, Inc. ................. 1,932 512,579
Gibraltar Industries, Inc.
(a)
.............. 3,846 263,643
Griffon Corp. ....................... 4,889 312,211
Insteel Industries, Inc.
(b)
............... 2,323 71,920
Janus International Group, Inc.
(a)
......... 17,747 224,145
JELD-WEN Holding, Inc.
(a)
.............. 10,869 146,405
Masterbrand, Inc.
(a) (b)
................. 15,945 234,072
Quanex Building Products Corp.
(b)
........ 4,204 116,241
Resideo Technologies, Inc.
(a)
............ 18,456 360,999
Tecnoglass, Inc. ..................... 2,820 141,508
UFP Industries, Inc. .................. 7,604 851,648
Zurn Elkay Water Solutions Corp. ......... 18,274 537,256
4,400,304
Capital Markets — 1.6%
AlTi Global, Inc. , Class A
(a)
.............. 4,393 22,888
Artisan Partners Asset Management, Inc. , Class
A ............................ 7,915 326,652
AssetMark Financial Holdings, Inc.
(a)
....... 2,937 101,473
B Riley Financial, Inc.
(b)
................ 2,465 43,483
BGC Group, Inc. , Class A
(b)
............. 43,686 362,594
Brightsphere Investment Group, Inc.
(b)
...... 3,400 75,378
Cohen & Steers, Inc.
(b)
................ 3,506 254,395
Diamond Hill Investment Group, Inc. ....... 356 50,107
Donnelley Financial Solutions, Inc.
(a)
....... 3,315 197,640
Forge Global Holdings, Inc.
(a)
............ 14,122 20,618
GCM Grosvenor, Inc. , Class A ........... 5,090 49,678
Hamilton Lane, Inc. , Class A ............ 4,831 597,015
MarketWise, Inc. , Class A .............. 2,125 2,465
Moelis & Co. , Class A ................. 7,865 447,204
Open Lending Corp. , Class A
(a)
........... 12,437 69,398
P10, Inc. , Class A ................... 4,575 38,796
Patria Investments Ltd. , Class A .......... 7,105 85,686
Perella Weinberg Partners , Class C ....... 6,685 108,631
Piper Sandler Cos. ................... 2,221 511,208
PJT Partners, Inc. , Class A ............. 3,015 325,349
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 1,151 17,944
StepStone Group, Inc. , Class A .......... 6,757 310,079
StoneX Group, Inc.
(a)
................. 3,492 262,983
Security
Shares
Shares Value
Capital Markets (continued)
Value Line, Inc.
(b)
.................... 105 $ 4,522
Victory Capital Holdings, Inc. , Class A ...... 5,220 249,151
Virtus Investment Partners, Inc. .......... 881 198,974
WisdomTree, Inc. .................... 17,653 174,941
4,909,252
Chemicals — 2.0%
AdvanSix, Inc. ...................... 3,440 78,845
American Vanguard Corp. .............. 3,269 28,113
Arcadium Lithium plc
(a) (b)
............... 136,113 457,340
Arq, Inc.
(a)
......................... 3,089 18,750
ASP Isotopes, Inc.
(a)
.................. 5,052 15,459
Aspen Aerogels, Inc.
(a)
................ 7,328 174,773
Avient Corp. ....................... 11,491 501,582
Balchem Corp. ..................... 4,026 619,803
Cabot Corp. ....................... 6,811 625,863
Core Molding Technologies, Inc.
(a)
......... 1,056 16,833
Ecovyst, Inc.
(a)
...................... 14,615 131,096
Hawkins, Inc.
(b)
..................... 2,424 220,584
HB Fuller Co. ...................... 6,869 528,638
Ingevity Corp.
(a)
..................... 4,494 196,433
Innospec, Inc. ...................... 3,104 383,623
Intrepid Potash, Inc.
(a)
................. 1,219 28,561
Koppers Holdings, Inc. ................ 2,456 90,847
Kronos Worldwide, Inc. ................ 2,594 32,555
LSB Industries, Inc.
(a) (b)
................ 6,852 56,049
Mativ Holdings, Inc.
(b)
................. 6,952 117,906
Minerals Technologies, Inc. ............. 4,057 337,380
Northern Technologies International Corp. ... 932 15,434
Origin Materials, Inc. , Class A
(a) (b)
......... 728 656
Orion SA ......................... 7,287 159,877
Perimeter Solutions SA
(a)
............... 17,649 138,192
PureCycle Technologies, Inc.
(a) (b)
.......... 16,063 95,093
Quaker Chemical Corp. ............... 1,768 300,030
Rayonier Advanced Materials, Inc.
(a)
....... 7,618 41,442
Sensient Technologies Corp. ............ 5,285 392,094
Stepan Co. ........................ 2,694 226,188
Trinseo plc ........................ 452 1,044
Tronox Holdings plc .................. 15,043 236,025
Valhi, Inc.
(b)
........................ 267 4,761
6,271,869
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 8,001 404,611
ACCO Brands Corp. .................. 11,547 54,271
ACV Auctions, Inc. , Class A
(a)
............ 18,584 339,158
Aris Water Solutions, Inc. , Class A ........ 3,751 58,778
Bridger Aerospace Group Holdings, Inc.
(a)
... 2,281 8,531
BrightView Holdings, Inc.
(a)
............. 5,691 75,690
Brink's Co. (The) .................... 5,650 578,560
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 7,139 708,332
CECO Environmental Corp.
(a)
............ 3,588 103,514
Cimpress plc
(a)
...................... 2,280 199,751
CompX International, Inc. .............. 293 7,228
CoreCivic, Inc.
(a)
.................... 13,724 178,138
Deluxe Corp. ....................... 5,847 131,324
Driven Brands Holdings, Inc.
(a)
........... 7,562 96,264
Ennis, Inc. ........................ 3,242 70,967
Enviri Corp.
(a)
...................... 9,407 81,182
GEO Group, Inc. (The)
(a)
............... 15,698 225,423
Healthcare Services Group, Inc.
(a)
......... 9,623 101,811
HNI Corp. ......................... 5,970 268,769
Interface, Inc. ...................... 7,046 103,435
LanzaTech Global, Inc.
(a)
............... 13,837 25,599
Li-Cycle Holdings Corp.
(a)
.............. 204 1,332
Liquidity Services, Inc.
(a)
............... 2,520 50,350

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Matthews International Corp. , Class A ...... 3,699 $ 92,660
MillerKnoll, Inc. ..................... 8,896 235,655
Montrose Environmental Group, Inc.
(a)
...... 4,006 178,507
NL Industries, Inc. ................... 1,159 6,989
OPENLANE, Inc.
(a)
................... 13,702 227,316
Perma-Fix Environmental Services, Inc.
(a)
... 1,557 15,772
Pitney Bowes, Inc. ................... 15,420 78,334
Quad/Graphics, Inc. , Class A ............ 4,043 22,034
Quest Resource Holding Corp.
(a)
.......... 2,005 17,644
Steelcase, Inc. , Class A ............... 11,787 152,760
UniFirst Corp. ...................... 1,895 325,049
Viad Corp.
(a)
....................... 2,488 84,592
Virco Mfg. Corp. .................... 1,322 18,429
VSE Corp. ........................ 1,729 152,636
5,481,395
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. ............... 10,024 52,726
Applied Optoelectronics, Inc.
(a)
........... 4,689 38,872
Aviat Networks, Inc.
(a)
................. 1,387 39,793
Calix, Inc.
(a)
........................ 7,407 262,430
Cambium Networks Corp.
(a)
............. 149 416
Clearfield, Inc.
(a) (b)
.................... 1,540 59,382
CommScope Holding Co., Inc.
(a)
.......... 26,415 32,491
Digi International, Inc.
(a)
................ 4,586 105,157
Extreme Networks, Inc.
(a)
............... 15,827 212,873
Harmonic, Inc.
(a)
..................... 14,172 166,804
Infinera Corp.
(a) (b)
.................... 25,458 155,039
NETGEAR, Inc.
(a)
.................... 3,336 51,041
NetScout Systems, Inc.
(a)
.............. 8,864 162,123
Ribbon Communications, Inc.
(a)
.......... 11,507 37,858
Viasat, Inc.
(a)
....................... 15,284 194,107
Viavi Solutions, Inc.
(a)
................. 27,991 192,298
1,763,410
Construction & Engineering — 1.5%
Ameresco, Inc. , Class A
(a)
.............. 4,007 115,442
Arcosa, Inc. ....................... 6,091 508,050
Argan, Inc. ........................ 1,605 117,422
Bowman Consulting Group Ltd.
(a)
......... 1,682 53,471
Centuri Holdings, Inc.
(a)
................ 1,763 34,343
Concrete Pumping Holdings, Inc.
(a)
........ 2,502 15,037
Construction Partners, Inc. , Class A
(a)
...... 5,399 298,079
Dycom Industries, Inc.
(a)
............... 3,570 602,473
Fluor Corp.
(a)
....................... 21,471 935,062
Granite Construction, Inc. .............. 5,560 344,553
Great Lakes Dredge & Dock Corp.
(a)
....... 7,801 68,493
IES Holdings, Inc.
(a)
.................. 1,045 145,600
Limbach Holdings, Inc.
(a)
............... 1,288 73,326
Matrix Service Co.
(a)
.................. 3,358 33,345
MYR Group, Inc.
(a)
................... 2,087 283,227
Northwest Pipe Co.
(a)
................. 1,286 43,685
Orion Group Holdings, Inc.
(a)
............ 3,876 36,861
Primoris Services Corp. ............... 6,752 336,857
Southland Holdings, Inc.
(a)
.............. 1,020 4,672
Sterling Infrastructure, Inc.
(a)
............ 3,798 449,455
Tutor Perini Corp.
(a)
.................. 5,476 119,267
4,618,720
Construction Materials — 0.4%
Knife River Corp.
(a)
................... 7,141 500,870
Smith-Midland Corp.
(a)
................ 546 15,119
Summit Materials, Inc. , Class A
(a)
......... 15,227 557,460
United States Lime & Minerals, Inc. ........ 260 94,687
1,168,136
Security
Shares
Shares Value
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)
............. 856 $ 24,122
Bread Financial Holdings, Inc. ........... 3,398 151,415
Consumer Portfolio Services, Inc.
(a)
........ 1,383 13,553
Encore Capital Group, Inc.
(a)
............ 3,015 125,816
Enova International, Inc.
(a)
.............. 3,244 201,939
FirstCash Holdings, Inc. ............... 4,919 515,905
Green Dot Corp. , Class A
(a)
............. 5,435 51,361
LendingClub Corp.
(a)
.................. 14,168 119,861
LendingTree, Inc.
(a)
................... 1,244 51,738
Medallion Financial Corp. .............. 2,508 19,261
Moneylion, Inc. , Class A
(a)
.............. 1,077 79,203
Navient Corp.
(b)
..................... 10,687 155,603
Nelnet, Inc. , Class A .................. 1,840 185,582
NerdWallet, Inc. , Class A
(a)
.............. 4,992 72,883
OppFi, Inc. , Class A .................. 2,979 10,099
PRA Group, Inc.
(a)
................... 4,717 92,736
PROG Holdings, Inc. ................. 5,385 186,752
Regional Management Corp. ............ 939 26,987
Upstart Holdings, Inc.
(a) (b)
............... 9,711 229,082
World Acceptance Corp.
(a)
.............. 513 63,397
2,377,295
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)
(b)
................ 4,142 205,443
Chefs' Warehouse, Inc. (The)
(a)
.......... 4,489 175,565
HF Foods Group, Inc.
(a) (b)
............... 5,136 15,408
Ingles Markets, Inc. , Class A ............ 1,846 126,654
Natural Grocers by Vitamin Cottage, Inc. .... 1,096 23,235
PriceSmart, Inc. ..................... 3,152 255,942
SpartanNash Co. .................... 4,315 80,950
Sprouts Farmers Market, Inc.
(a) (b)
......... 12,644 1,057,797
United Natural Foods, Inc.
(a)
............. 7,448 97,569
Village Super Market, Inc. , Class A ........ 1,200 31,692
Weis Markets, Inc. ................... 1,951 122,464
2,192,719
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA ............ 17,892 60,833
Greif, Inc. , Class A ................... 3,185 183,042
Greif, Inc. , Class B ................... 626 39,119
Myers Industries, Inc. ................. 4,635 62,016
O-I Glass, Inc.
(a)
..................... 19,650 218,705
Pactiv Evergreen, Inc. ................ 5,439 61,569
Ranpak Holdings Corp. , Class A
(a)
........ 5,649 36,323
TriMas Corp. ....................... 5,140 131,378
792,985
Distributors — 0.1%
A-Mark Precious Metals, Inc. ............ 2,322 75,163
GigaCloud Technology, Inc. , Class A
(a)
...... 2,946 89,618
Weyco Group, Inc. ................... 685 20,769
185,550
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.
(a)
......... 4,910 334,911
American Public Education, Inc.
(a)
......... 1,982 34,844
Carriage Services, Inc. ................ 1,563 41,951
Chegg, Inc.
(a)
....................... 13,436 42,458
Coursera, Inc.
(a) (b)
.................... 17,586 125,916
European Wax Center, Inc. , Class A
(a)
...... 4,196 41,666
Frontdoor, Inc.
(a)
..................... 9,697 327,662
Graham Holdings Co. , Class B ........... 422 295,210
Laureate Education, Inc. ............... 16,863 251,933
Lincoln Educational Services Corp.
(a)
....... 3,241 38,438
Mister Car Wash, Inc.
(a)
................ 11,778 83,859
Nerdy, Inc. , Class A
(a)
................. 8,498 14,192
OneSpaWorld Holdings Ltd.
(a)
........... 12,661 194,600

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Perdoceo Education Corp. .............. 7,960 $ 170,503
Strategic Education, Inc. ............... 2,805 310,401
Stride, Inc.
(a)
....................... 5,349 377,104
Udemy, Inc.
(a)
...................... 12,243 105,657
Universal Technical Institute, Inc.
(a)
........ 4,724 74,309
2,865,614
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. .............. 9,261 157,067
Alpine Income Property Trust, Inc. ........ 1,913 29,766
American Assets Trust, Inc. ............. 6,047 135,332
Armada Hoffler Properties, Inc. .......... 8,754 97,082
Broadstone Net Lease, Inc. ............. 23,991 380,737
CTO Realty Growth, Inc.
(b)
.............. 2,802 48,923
Empire State Realty Trust, Inc. , Class A ..... 16,564 155,370
Essential Properties Realty Trust, Inc.
(b)
..... 22,033 610,534
Gladstone Commercial Corp.
(b)
........... 5,185 73,990
Global Net Lease, Inc.
(b)
............... 25,630 188,381
NexPoint Diversified Real Estate Trust
(b)
.... 4,362 24,122
One Liberty Properties, Inc.
(b)
............ 1,961 46,044
1,947,348
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)
...................... 1,637 64,809
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 14,835 172,234
ATN International, Inc. ................ 1,274 29,047
Bandwidth, Inc. , Class A
(a)
.............. 3,238 54,657
Cogent Communications Holdings, Inc. ..... 5,507 310,815
Consolidated Communications Holdings, Inc.
(a)
8,625 37,950
Globalstar, Inc.
(a)
.................... 92,115 103,169
IDT Corp. , Class B ................... 2,027 72,810
Liberty Latin America Ltd. , Class A
(a)
....... 5,114 49,145
Liberty Latin America Ltd. , Class C
(a)
....... 16,461 158,355
Lumen Technologies, Inc.
(a) (b)
............ 124,216 136,638
Shenandoah Telecommunications Co.
(b)
..... 6,218 101,540
1,291,169
Electric Utilities — 0.8%
ALLETE, Inc. ...................... 7,344 457,898
Genie Energy Ltd. , Class B
(b)
............ 1,654 24,182
Hawaiian Electric Industries, Inc. ......... 14,031 126,560
MGE Energy, Inc.
(b)
.................. 4,566 341,172
Otter Tail Corp.
(b)
.................... 5,185 454,154
PNM Resources, Inc. ................. 11,298 417,574
Portland General Electric Co.
(b)
........... 12,814 554,077
2,375,617
Electrical Equipment — 1.6%
Allient, Inc. ........................ 1,825 46,118
American Superconductor Corp.
(a)
........ 4,291 100,367
Amprius Technologies, Inc.
(a)
............ 938 1,191
Array Technologies, Inc.
(a)
.............. 19,189 196,879
Atkore, Inc.
(b)
....................... 4,614 622,567
Blink Charging Co.
(a)
.................. 12,202 33,434
Bloom Energy Corp. , Class A
(a) (b)
......... 24,997 305,963
ChargePoint Holdings, Inc. , Class A
(a)
...... 48,769 73,641
Dragonfly Energy Holdings Corp.
(a)
........ 463 392
Encore Wire Corp. ................... 1,824 528,650
Energy Vault Holdings, Inc.
(a) (b)
........... 13,528 12,846
EnerSys .......................... 5,024 520,085
Enovix Corp.
(a)
...................... 18,672 288,669
Fluence Energy, Inc. , Class A
(a)
.......... 7,672 133,032
Freyr Battery, Inc.
(a)
.................. 14,008 23,814
FuelCell Energy, Inc.
(a) (b)
............... 57,336 36,626
GrafTech International Ltd.
(a) (b)
........... 33,405 32,403
LSI Industries, Inc. ................... 3,605 52,164
Net Power, Inc. , Class A
(a)
.............. 2,585 25,411
Security
Shares
Shares Value
Electrical Equipment (continued)
NEXTracker, Inc. , Class A
(a) (b)
............ 14,635 $ 686,089
NuScale Power Corp. , Class A
(a) (b)
......... 9,752 114,001
Plug Power, Inc.
(a)
................... 79,338 184,858
Powell Industries, Inc.
(b)
............... 1,198 171,793
Preformed Line Products Co. ............ 290 36,117
SES AI Corp. , Class A
(a)
............... 15,997 19,996
Shoals Technologies Group, Inc. , Class A
(a)
.. 22,143 138,172
SKYX Platforms Corp.
(a)
............... 1,537 1,460
Stem, Inc.
(a) (b)
...................... 17,311 19,215
SunPower Corp.
(a) (b)
.................. 10,843 32,095
Sunrun, Inc.
(a)
...................... 27,466 325,747
Thermon Group Holdings, Inc.
(a)
.......... 4,223 129,899
TPI Composites, Inc.
(a) (b)
............... 5,282 21,075
Ultralife Corp.
(a)
..................... 1,226 13,020
Vicor Corp.
(a)
....................... 2,726 90,394
5,018,183
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.
(a)
................... 2,594 13,359
Advanced Energy Industries, Inc. ......... 4,687 509,758
Aeva Technologies, Inc.
(a)
.............. 1,988 5,010
Arlo Technologies, Inc.
(a)
............... 11,960 155,958
Badger Meter, Inc. ................... 3,682 686,141
Bel Fuse, Inc. , Class A ................ 231 18,690
Bel Fuse, Inc. , Class B ................ 1,277 83,312
Belden, Inc. ....................... 5,111 479,412
Benchmark Electronics, Inc.
(b)
........... 4,519 178,320
Climb Global Solutions, Inc. ............. 456 28,641
CTS Corp. ........................ 3,842 194,520
Daktronics, Inc.
(a)
.................... 4,665 65,077
ePlus, Inc.
(a)
....................... 3,377 248,817
Evolv Technologies Holdings, Inc.
(a)
........ 17,453 44,505
Fabrinet
(a)
......................... 4,578 1,120,649
FARO Technologies, Inc.
(a)
.............. 2,309 36,944
Insight Enterprises, Inc.
(a)
.............. 3,513 696,839
Iteris, Inc.
(a)
........................ 4,835 20,935
Itron, Inc.
(a) (b)
....................... 5,774 571,395
Kimball Electronics, Inc.
(a)
.............. 3,059 67,237
Knowles Corp.
(a)
.................... 11,188 193,105
Lightwave Logic, Inc.
(a) (b)
............... 14,442 43,181
Methode Electronics, Inc. .............. 4,365 45,178
MicroVision, Inc.
(a) (b)
.................. 21,927 23,243
Mirion Technologies, Inc. , Class A
(a)
....... 25,350 272,259
Napco Security Technologies, Inc. ........ 4,415 229,359
nLight, Inc.
(a) (b)
...................... 5,642 61,667
Novanta, Inc.
(a)
..................... 4,490 732,364
OSI Systems, Inc.
(a)
.................. 2,025 278,478
Ouster, Inc. , Class A
(a)
................. 5,456 53,632
PAR Technology Corp.
(a)
............... 4,234 199,379
PC Connection, Inc. .................. 1,428 91,678
Plexus Corp.
(a)
...................... 3,422 353,082
Powerfleet, Inc.
(a)
.................... 11,486 52,491
Richardson Electronics Ltd. ............. 1,438 17,098
Rogers Corp.
(a)
..................... 2,363 285,001
Sanmina Corp.
(a)
.................... 6,904 457,390
ScanSource, Inc.
(a)
................... 3,244 143,742
SmartRent, Inc. , Class A
(a)
.............. 22,841 54,590
TTM Technologies, Inc.
(a)
............... 12,407 241,068
Vishay Intertechnology, Inc.
(b)
............ 15,913 354,860
Vishay Precision Group, Inc.
(a)
........... 1,433 43,620
9,451,984
Energy Equipment & Services — 2.7%
Archrock, Inc. ...................... 19,462 393,522
Atlas Energy Solutions, Inc. ............. 8,476 168,927
Borr Drilling Ltd.
(b)
................... 29,749 191,881

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Bristow Group, Inc.
(a)
................. 3,090 $ 103,608
Cactus, Inc. , Class A
(b)
................ 8,225 433,786
ChampionX Corp. ................... 24,012 797,438
Core Laboratories, Inc. ................ 5,761 116,891
Diamond Offshore Drilling, Inc.
(a)
.......... 12,591 195,035
DMC Global, Inc.
(a) (b)
.................. 2,142 30,888
Drilling Tools International Corp.
(a)
......... 1,693 9,515
Dril-Quip, Inc.
(a)
..................... 4,147 77,134
Expro Group Holdings NV
(a)
............. 11,919 273,183
Forum Energy Technologies, Inc.
(a)
........ 1,154 19,456
Geospace Technologies Corp.
(a)
.......... 1,560 14,009
Helix Energy Solutions Group, Inc.
(a)
....... 18,306 218,574
Helmerich & Payne, Inc.
(b)
.............. 12,248 442,643
Kodiak Gas Services, Inc. .............. 2,512 68,477
Liberty Energy, Inc. , Class A ............ 20,085 419,576
Mammoth Energy Services, Inc.
(a)
......... 2,727 8,944
Nabors Industries Ltd.
(a)
............... 1,116 79,415
Natural Gas Services Group, Inc.
(a)
........ 1,321 26,578
Newpark Resources, Inc.
(a)
............. 10,488 87,155
Noble Corp. plc ..................... 14,363 641,308
Oceaneering International, Inc.
(a)
......... 12,792 302,659
Oil States International, Inc.
(a)
............ 7,905 35,098
Patterson-UTI Energy, Inc.
(b)
............ 50,352 521,647
ProFrac Holding Corp. , Class A
(a) (b)
........ 2,833 20,992
ProPetro Holding Corp.
(a)
............... 11,207 97,165
Ranger Energy Services, Inc. ............ 2,402 25,269
RPC, Inc.
(b)
........................ 10,531 65,819
SEACOR Marine Holdings, Inc.
(a)
......... 2,854 38,500
Seadrill Ltd.
(a)
...................... 9,366 482,349
Select Water Solutions, Inc. , Class A ....... 11,603 124,152
Solaris Oilfield Infrastructure, Inc. , Class A ... 3,078 26,409
TETRA Technologies, Inc.
(a)
............. 15,972 55,263
Tidewater, Inc.
(a)
.................... 6,123 582,971
Transocean Ltd.
(a)
................... 91,897 491,649
US Silica Holdings, Inc.
(a)
.............. 9,578 147,980
Valaris Ltd.
(a)
....................... 7,863 585,793
8,421,658
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a)
. 34,978 174,190
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 1,365 56,415
Atlanta Braves Holdings, Inc. , Class C
(a)
.... 6,225 245,514
Cinemark Holdings, Inc.
(a)
.............. 13,952 301,642
Eventbrite, Inc. , Class A
(a)
.............. 9,999 48,395
Golden Matrix Group, Inc.
(a)
............. 3,443 8,504
IMAX Corp.
(a)
...................... 5,497 92,185
Lions Gate Entertainment Corp. , Class A
(a)
... 7,685 72,393
Lions Gate Entertainment Corp. , Class B
(a)
... 15,119 129,570
LiveOne, Inc.
(a)
..................... 8,461 13,284
Madison Square Garden Entertainment Corp.
(a)
4,972 170,192
Marcus Corp. (The) .................. 3,200 36,384
Playstudios, Inc. , Class A
(a)
............. 11,111 23,000
Reservoir Media, Inc.
(a)
................ 2,375 18,762
Sphere Entertainment Co. , Class A
(a)
....... 3,241 113,629
Vivid Seats, Inc. , Class A
(a)
............. 10,498 60,364
1,564,423
Financial Services — 2.7%
Acacia Research Corp.
(a)
............... 4,540 22,745
Alerus Financial Corp. ................ 2,444 47,927
AvidXchange Holdings, Inc.
(a)
............ 22,060 266,044
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 3,560 105,625
Burford Capital Ltd. .................. 25,133 327,986
Cannae Holdings, Inc. ................ 7,331 132,984
Cantaloupe, Inc.
(a)
................... 6,923 45,692
Security
Shares
Shares Value
Financial Services (continued)
Cass Information Systems, Inc. .......... 1,674 $ 67,077
Compass Diversified Holdings ........... 8,490 185,846
Enact Holdings, Inc. .................. 3,831 117,458
Essent Group Ltd. ................... 13,231 743,450
EVERTEC, Inc. ..................... 8,127 270,223
Federal Agricultural Mortgage Corp. , Class C . 1,167 211,017
Flywire Corp.
(a)
..................... 15,244 249,849
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 14,144 418,662
I3 Verticals, Inc. , Class A
(a) (b)
............ 2,982 65,843
International Money Express, Inc.
(a) (b)
....... 4,186 87,236
Jackson Financial, Inc. , Class A .......... 9,574 710,965
Marqeta, Inc. , Class A
(a)
............... 59,010 323,375
Merchants Bancorp .................. 2,222 90,080
Mr Cooper Group, Inc.
(a) (b)
.............. 8,076 656,014
NCR Atleos Corp.
(a)
.................. 9,108 246,098
NewtekOne, Inc.
(b)
................... 3,060 38,464
NMI Holdings, Inc. , Class A
(a)
............ 10,062 342,511
Onity Group, Inc.
(a)
................... 821 19,688
Pagseguro Digital Ltd. , Class A
(a)
......... 23,895 279,333
Payoneer Global, Inc.
(a)
................ 32,232 178,565
Paysafe Ltd.
(a)
...................... 4,133 73,071
Paysign, Inc.
(a)
...................... 3,739 16,115
PennyMac Financial Services, Inc. ........ 3,424 323,910
Priority Technology Holdings, Inc.
(a)
........ 1,951 10,301
Radian Group, Inc. ................... 18,546 576,781
Remitly Global, Inc.
(a)
................. 18,299 221,784
Repay Holdings Corp. , Class A
(a)
......... 11,547 121,936
Sezzle, Inc.
(a)
...................... 301 26,554
StoneCo Ltd. , Class A
(a)
............... 36,097 432,803
SWK Holdings Corp.
(a)
................ 413 7,017
Velocity Financial, Inc.
(a)
............... 1,023 18,342
Walker & Dunlop, Inc. ................. 4,108 403,406
Waterstone Financial, Inc.
(b)
............. 2,445 31,272
8,514,049
Food Products — 1.0%
Alico, Inc. ......................... 763 19,769
B&G Foods, Inc. .................... 9,933 80,259
Beyond Meat, Inc.
(a) (b)
................. 7,668 51,452
BRC, Inc. , Class A
(a)
.................. 6,534 40,053
Calavo Growers, Inc. ................. 2,114 47,988
Cal-Maine Foods, Inc. ................. 5,152 314,839
Dole plc .......................... 9,569 117,125
Forafric Global plc
(a)
.................. 802 8,557
Fresh Del Monte Produce, Inc. ........... 4,247 92,797
Hain Celestial Group, Inc. (The)
(a)
......... 11,083 76,584
J & J Snack Foods Corp.
(b)
............. 1,910 310,127
John B Sanfilippo & Son, Inc. ............ 1,123 109,122
Lancaster Colony Corp. ............... 2,443 461,654
Lifeway Foods, Inc.
(a)
................. 701 8,952
Limoneira Co.
(b)
..................... 1,958 40,746
Mama's Creations, Inc.
(a)
............... 3,995 26,926
Mission Produce, Inc.
(a)
................ 5,804 57,344
Seneca Foods Corp. , Class A
(a)
.......... 591 33,923
Simply Good Foods Co. (The)
(a) (b)
......... 11,422 412,677
SunOpta, Inc.
(a)
..................... 10,875 58,725
TreeHouse Foods, Inc.
(a)
............... 6,163 225,812
Utz Brands, Inc. , Class A ............... 8,168 135,915
Vital Farms, Inc.
(a)
................... 4,085 191,055
Westrock Coffee Co.
(a) (b)
............... 4,220 43,171
Whole Earth Brands, Inc. , Class A
(a)
....... 4,019 19,532
WK Kellogg Co. ..................... 8,225 135,383
3,120,487

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities — 0.9%
Brookfield Infrastructure Corp. , Class A
(b)
.... 15,076 $ 507,458
Chesapeake Utilities Corp.
(b)
............ 2,754 292,475
New Jersey Resources Corp. ............ 12,299 525,659
Northwest Natural Holding Co. ........... 4,827 174,303
ONE Gas, Inc.
(b)
..................... 7,112 454,101
RGC Resources, Inc. ................. 893 18,262
Southwest Gas Holdings, Inc. ........... 7,656 538,830
Spire, Inc.
(b)
........................ 6,844 415,636
2,926,724
Ground Transportation — 0.5%
ArcBest Corp. ...................... 2,975 318,563
Covenant Logistics Group, Inc. , Class A ..... 1,100 54,219
FTAI Infrastructure, Inc. ................ 12,932 111,603
Heartland Express, Inc.
(b)
.............. 5,670 69,911
Hertz Global Holdings, Inc.
(a)
............ 15,624 55,153
Marten Transport Ltd. ................. 7,258 133,910
PAM Transportation Services, Inc.
(a)
....... 707 12,281
RXO, Inc.
(a) (b)
....................... 14,650 383,098
Universal Logistics Holdings, Inc. ......... 814 33,040
Werner Enterprises, Inc.
(b)
.............. 8,074 289,291
1,461,069
Health Care Equipment & Supplies — 3.4%
Accuray, Inc.
(a)
...................... 11,215 20,411
Alphatec Holdings, Inc.
(a)
............... 12,907 134,878
AngioDynamics, Inc.
(a)
................ 5,151 31,164
Artivion, Inc.
(a)
...................... 4,996 128,147
AtriCure, Inc.
(a)
..................... 6,129 139,557
Atrion Corp. ....................... 173 78,270
Avanos Medical, Inc.
(a)
................ 5,814 115,815
AxoGen, Inc.
(a)
...................... 5,880 42,571
Axonics, Inc.
(a)
...................... 6,404 430,541
Bioventus, Inc. , Class A
(a)
.............. 4,716 27,117
Cerus Corp.
(a)
...................... 23,654 41,631
CONMED Corp.
(b)
................... 3,898 270,209
CVRx, Inc.
(a)
....................... 1,328 15,923
Embecta Corp.
(b)
.................... 7,296 91,200
Fractyl Health, Inc.
(a)
.................. 2,092 8,933
Glaukos Corp.
(a)
..................... 6,148 727,616
Haemonetics Corp.
(a)
................. 6,293 520,620
ICU Medical, Inc.
(a)
................... 2,698 320,388
Inari Medical, Inc.
(a)
.................. 6,653 320,342
Inmode Ltd.
(a)
...................... 10,031 182,965
Inogen, Inc.
(a)
...................... 2,708 22,016
Integer Holdings Corp.
(a) (b)
.............. 4,191 485,276
Integra LifeSciences Holdings Corp.
(a)
...... 8,615 251,041
iRadimed Corp. ..................... 1,024 44,995
iRhythm Technologies, Inc.
(a)
............ 3,927 422,702
Lantheus Holdings, Inc.
(a) (b)
............. 8,532 685,034
LeMaitre Vascular, Inc. ................ 2,535 208,580
LivaNova plc
(a)
...................... 6,857 375,901
Merit Medical Systems, Inc.
(a)
............ 7,170 616,262
Neogen Corp.
(a)
..................... 27,403 428,309
NeuroPace, Inc.
(a)
................... 1,679 12,693
Nevro Corp.
(a)
...................... 4,491 37,814
Novocure Ltd.
(a)
..................... 13,386 229,302
Omnicell, Inc.
(a)
..................... 5,575 150,915
OraSure Technologies, Inc.
(a) (b)
........... 8,690 37,019
Orchestra BioMed Holdings, Inc.
(a)
........ 3,039 24,768
Orthofix Medical, Inc.
(a)
................ 4,464 59,193
OrthoPediatrics Corp.
(a)
................ 1,931 55,536
Paragon 28, Inc.
(a) (b)
.................. 5,313 36,341
PROCEPT BioRobotics Corp.
(a)
.......... 5,326 325,365
Pulmonx Corp.
(a)
.................... 4,607 29,208
Pulse Bioscience, Inc. Units
(a) (d)
.......... 203 2,310
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Pulse Biosciences, Inc.
(a)
............... 1,871 $ 20,937
RxSight, Inc.
(a)
...................... 4,283 257,708
Sanara Medtech, Inc.
(a) (b)
............... 433 12,219
Semler Scientific, Inc.
(a) (b)
............... 599 20,606
SI-BONE, Inc.
(a) (b)
.................... 4,980 64,391
Sight Sciences, Inc.
(a)
................. 4,412 29,428
Silk Road Medical, Inc.
(a)
............... 4,762 128,765
STAAR Surgical Co.
(a)
................. 6,216 295,944
Stereotaxis, Inc.
(a)
................... 6,854 12,474
Surmodics, Inc.
(a)
.................... 1,827 76,807
Tactile Systems Technology, Inc.
(a)
........ 2,848 34,005
Tandem Diabetes Care, Inc.
(a)
........... 8,138 327,880
Tela Bio, Inc.
(a)
...................... 470 2,209
TransMedics Group, Inc.
(a)
.............. 4,029 606,848
Treace Medical Concepts, Inc.
(a) (b)
......... 5,432 36,123
UFP Technologies, Inc.
(a)
............... 910 240,122
Utah Medical Products, Inc. ............. 363 24,252
Varex Imaging Corp.
(a)
................ 4,877 71,838
Zimvie, Inc.
(a)
....................... 3,284 59,933
Zynex, Inc.
(a) (b)
...................... 2,352 21,921
10,533,288
Health Care Providers & Services — 2.8%
Accolade, Inc.
(a)
..................... 8,654 30,981
AdaptHealth Corp.
(a)
.................. 12,822 128,220
Addus HomeCare Corp.
(a)
.............. 1,973 229,085
agilon health, Inc.
(a)
.................. 38,754 253,451
AirSculpt Technologies, Inc.
(a) (b)
.......... 1,033 4,132
Alignment Healthcare, Inc.
(a)
............ 12,601 98,540
AMN Healthcare Services, Inc.
(a)
.......... 4,815 246,673
Astrana Health, Inc.
(a)
................. 5,488 222,593
Aveanna Healthcare Holdings, Inc.
(a)
....... 5,828 16,085
BrightSpring Health Services, Inc.
(a)
....... 6,889 78,259
Brookdale Senior Living, Inc.
(a)
........... 24,092 164,548
Castle Biosciences, Inc.
(a)
.............. 3,456 75,237
Community Health Systems, Inc.
(a) (b)
....... 14,465 48,602
CorVel Corp.
(a)
...................... 1,105 280,968
Cross Country Healthcare, Inc.
(a)
......... 4,058 56,163
DocGo, Inc.
(a)
...................... 12,764 39,441
Enhabit, Inc.
(a)
...................... 6,202 55,322
Ensign Group, Inc. (The)
(b)
.............. 6,930 857,172
Fulgent Genetics, Inc.
(a)
............... 2,569 50,404
GeneDx Holdings Corp. , Class A
(a)
........ 1,499 39,184
Guardant Health, Inc.
(a)
................ 14,824 428,117
HealthEquity, Inc.
(a)
................... 10,626 915,961
Hims & Hers Health, Inc. , Class A
(a)
........ 23,834 481,209
InfuSystem Holdings, Inc.
(a)
............. 2,010 13,728
Innovage Holding Corp.
(a) (b)
............. 2,186 10,843
Joint Corp. (The)
(a)
................... 1,617 22,735
LifeStance Health Group, Inc.
(a)
.......... 15,051 73,901
ModivCare, Inc.
(a)
.................... 1,556 40,830
Nano-X Imaging Ltd.
(a) (b)
............... 6,982 51,248
National HealthCare Corp. .............. 1,587 172,031
National Research Corp. ............... 1,725 39,589
NeoGenomics, Inc.
(a)
................. 16,207 224,791
OPKO Health, Inc.
(a)
.................. 41,697 52,121
Option Care Health, Inc.
(a)
.............. 21,887 606,270
Owens & Minor, Inc.
(a)
................. 9,516 128,466
PACS Group, Inc.
(a)
.................. 3,069 90,536
Patterson Cos., Inc. .................. 9,956 240,139
Pediatrix Medical Group, Inc.
(a)
........... 10,618 80,166
Pennant Group, Inc. (The)
(a)
............. 3,668 85,061
Performant Financial Corp.
(a)
............ 8,196 23,768
PetIQ, Inc. , Class A
(a) (b)
................ 3,173 69,996
Privia Health Group, Inc.
(a) (b)
............. 12,876 223,785
Progyny, Inc.
(a) (b)
.................... 10,592 303,037

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Quipt Home Medical Corp.
(a)
............ 4,359 $ 14,036
RadNet, Inc.
(a) (b)
..................... 8,321 490,273
Select Medical Holdings Corp. ........... 13,449 471,522
Sonida Senior Living, Inc.
(a)
............. 420 11,550
Surgery Partners, Inc.
(a)
............... 9,722 231,286
Talkspace, Inc.
(a)
.................... 15,411 35,445
US Physical Therapy, Inc.
(b)
............. 1,920 177,446
Viemed Healthcare, Inc.
(a)
.............. 3,706 24,274
8,809,220
Health Care REITs — 0.6%
American Healthcare REIT, Inc. .......... 8,353 122,037
CareTrust REIT, Inc.
(b)
................. 17,105 429,335
Community Healthcare Trust, Inc. ......... 3,540 82,801
Diversified Healthcare Trust ............. 28,357 86,489
Global Medical REIT, Inc. .............. 8,176 74,238
LTC Properties, Inc. .................. 5,501 189,784
National Health Investors, Inc. ........... 5,322 360,459
Sabra Health Care REIT, Inc. ............ 29,364 452,206
Strawberry Fields REIT, Inc. ............ 839 9,573
Universal Health Realty Income Trust ...... 1,714 67,086
1,874,008
Health Care Technology — 0.4%
Definitive Healthcare Corp. , Class A
(a) (b)
..... 7,484 40,863
Evolent Health, Inc. , Class A
(a) (b)
.......... 14,533 277,871
Health Catalyst, Inc.
(a) (b)
................ 6,886 44,001
HealthStream, Inc. ................... 2,970 82,863
LifeMD, Inc.
(a)
...................... 4,346 29,813
OptimizeRx Corp.
(a) (b)
................. 2,502 25,020
Phreesia, Inc.
(a)
..................... 6,383 135,320
Schrodinger, Inc.
(a)
................... 7,031 135,979
Simulations Plus, Inc. ................. 1,993 96,900
Teladoc Health, Inc.
(a)
................. 21,561 210,867
1,079,497
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.
(b)
............ 29,231 425,019
Braemar Hotels & Resorts, Inc. .......... 8,632 22,012
Chatham Lodging Trust ................ 5,768 49,143
DiamondRock Hospitality Co. ............ 27,013 228,260
Pebblebrook Hotel Trust ............... 15,012 206,415
RLJ Lodging Trust ................... 19,723 189,932
Ryman Hospitality Properties, Inc.
(b)
....... 7,402 739,164
Service Properties Trust ............... 20,094 103,283
Summit Hotel Properties, Inc. ............ 12,362 74,048
Sunstone Hotel Investors, Inc.
(b)
.......... 26,049 272,472
Xenia Hotels & Resorts, Inc. ............ 12,723 182,321
2,492,069
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. , Class A
(a) (b)
...... 6,784 69,604
Bally's Corp.
(a) (b)
..................... 2,911 34,845
Biglari Holdings, Inc. , Class B
(a)
.......... 65 12,570
BJ's Restaurants, Inc.
(a)
................ 2,636 91,469
Bloomin' Brands, Inc.
(b)
................ 10,088 193,992
Brinker International, Inc.
(a)
............. 5,553 401,982
Century Casinos, Inc.
(a)
................ 254 704
Cheesecake Factory, Inc. (The) .......... 6,110 240,062
Chuy's Holdings, Inc.
(a)
................ 2,210 57,283
Cracker Barrel Old Country Store, Inc.
(b)
.... 2,844 119,903
Dave & Buster's Entertainment, Inc.
(a)
...... 4,057 161,509
Denny's Corp.
(a)
..................... 6,672 47,371
Despegar.com Corp.
(a)
................ 7,702 101,897
Dine Brands Global, Inc.
(b)
.............. 1,980 71,676
El Pollo Loco Holdings, Inc.
(a)
............ 3,140 35,513
Everi Holdings, Inc.
(a)
................. 9,581 80,480
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
First Watch Restaurant Group, Inc.
(a) (b)
...... 3,782 $ 66,412
Full House Resorts, Inc.
(a)
.............. 3,953 19,765
Global Business Travel Group I
(a) (b)
........ 15,483 102,188
Golden Entertainment, Inc. ............. 2,612 81,259
Hilton Grand Vacations, Inc.
(a) (b)
.......... 9,403 380,163
Inspired Entertainment, Inc.
(a)
............ 2,571 23,525
International Game Technology plc ........ 14,336 293,315
Jack in the Box, Inc.
(b)
................. 2,411 122,816
Krispy Kreme, Inc. ................... 10,323 111,075
Kura Sushi USA, Inc. , Class A
(a)
.......... 718 45,299
Life Time Group Holdings, Inc.
(a)
.......... 7,453 140,340
Lindblad Expeditions Holdings, Inc.
(a)
....... 4,188 40,414
Monarch Casino & Resort, Inc. ........... 1,662 113,232
Mondee Holdings, Inc. , Class A
(a) (b)
........ 5,362 12,869
Nathan's Famous, Inc. ................ 364 24,672
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 3,303 14,038
Papa John's International, Inc. ........... 4,187 196,705
PlayAGS, Inc.
(a)
..................... 5,235 60,202
Portillo's, Inc. , Class A
(a)
............... 6,849 66,572
Potbelly Corp.
(a)
..................... 2,991 24,018
RCI Hospitality Holdings, Inc. ............ 1,076 46,871
Red Rock Resorts, Inc. , Class A .......... 6,168 338,808
Rush Street Interactive, Inc. , Class A
(a)
..... 9,561 91,690
Sabre Corp.
(a)
...................... 47,342 126,403
Shake Shack, Inc. , Class A
(a)
............ 4,777 429,930
Six Flags Entertainment Corp.
(a)
.......... 9,208 305,153
Super Group SGHC Ltd.
(a)
.............. 19,646 63,457
Sweetgreen, Inc. , Class A
(a)
............. 12,411 374,068
Target Hospitality Corp.
(a)
.............. 3,946 34,370
United Parks & Resorts, Inc.
(a) (b)
.......... 4,468 242,657
Vacasa, Inc. , Class A
(a)
................ 1,850 9,010
Xponential Fitness, Inc. , Class A
(a)
........ 2,984 46,550
5,768,706
Household Durables — 2.2%
Beazer Homes USA, Inc.
(a)
............. 3,705 101,813
Cavco Industries, Inc.
(a)
................ 1,040 360,017
Century Communities, Inc. ............. 3,621 295,691
Cricut, Inc. , Class A
(a) (b)
................ 5,860 35,101
Dream Finders Homes, Inc. , Class A
(a)
...... 3,497 90,293
Ethan Allen Interiors, Inc.
(b)
............. 2,912 81,216
Flexsteel Industries, Inc. ............... 568 17,642
GoPro, Inc. , Class A
(a) (b)
................ 15,442 21,928
Green Brick Partners, Inc.
(a)
............. 3,925 224,667
Hamilton Beach Brands Holding Co. , Class A . 1,059 18,204
Helen of Troy Ltd.
(a)
.................. 2,995 277,756
Hooker Furnishings Corp.
(b)
............. 1,280 18,534
Hovnanian Enterprises, Inc. , Class A
(a)
...... 654 92,816
Installed Building Products, Inc. .......... 3,013 619,714
iRobot Corp.
(a)
...................... 3,461 31,530
KB Home
(b)
........................ 8,463 593,933
Landsea Homes Corp.
(a)
............... 2,359 21,679
La-Z-Boy, Inc. ...................... 5,453 203,288
Legacy Housing Corp.
(a)
............... 1,384 31,749
LGI Homes, Inc.
(a)
................... 2,619 234,374
Lifetime Brands, Inc. .................. 1,563 13,426
Lovesac Co. (The)
(a)
.................. 1,802 40,689
M/I Homes, Inc.
(a)
.................... 3,394 414,543
Meritage Homes Corp. ................ 4,499 728,163
Purple Innovation, Inc.
(a) (b)
.............. 5,895 6,131
Skyline Champion Corp.
(a)
.............. 6,708 454,467
Sonos, Inc.
(a)
....................... 15,569 229,799
Taylor Morrison Home Corp.
(a)
........... 13,065 724,324
Traeger, Inc.
(a) (b)
..................... 4,596 11,030
TRI Pointe Homes, Inc.
(a)
............... 11,626 433,069
United Homes Group, Inc. , Class A
(a)
....... 827 4,706

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Vizio Holding Corp. , Class A
(a)
........... 11,203 $ 120,992
VOXX International Corp. , Class A
(a)
....... 144 455
Worthington Enterprises, Inc. ............ 3,982 188,468
6,742,207
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............. 1,412 54,362
Central Garden & Pet Co. , Class A
(a)
....... 6,287 207,660
Energizer Holdings, Inc.
(b)
.............. 9,078 268,164
Oil-Dri Corp. of America ............... 566 36,275
WD-40 Co. ........................ 1,703 374,047
940,508
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. , Class A
(a)
............. 10,480 41,081
Montauk Renewables, Inc.
(a)
............ 8,056 45,919
Ormat Technologies, Inc.
(b)
............. 6,767 485,194
Sunnova Energy International, Inc.
(a) (b)
...... 13,303 74,231
646,425
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
....... 3,512 71,715
Industrial REITs — 0.5%
Industrial Logistics Properties Trust ........ 8,241 30,327
Innovative Industrial Properties, Inc.
(b)
...... 3,569 389,806
LXP Industrial Trust .................. 36,897 336,501
Plymouth Industrial REIT, Inc. ........... 5,289 113,079
Terreno Realty Corp.
(b)
................ 11,992 709,686
1,579,399
Insurance — 1.8%
Ambac Financial Group, Inc.
(a)
........... 5,463 70,036
American Coastal Insurance Corp.
(a) (b)
...... 3,236 34,140
AMERISAFE, Inc. ................... 2,367 103,888
Baldwin Insurance Group, Inc. (The) , Class A
(a)
8,284 293,833
CNO Financial Group, Inc. .............. 13,498 374,165
Crawford & Co. , Class A ............... 1,513 13,072
Donegal Group, Inc. , Class A ............ 2,120 27,306
Employers Holdings, Inc. ............... 2,987 127,336
Enstar Group Ltd.
(a)
.................. 1,602 489,731
F&G Annuities & Life, Inc. .............. 2,285 86,944
Fidelis Insurance Holdings Ltd. ........... 6,131 99,997
Genworth Financial, Inc. , Class A
(a)
........ 53,781 324,837
GoHealth, Inc. , Class A
(a)
............... 535 5,200
Goosehead Insurance, Inc. , Class A
(a)
...... 2,951 169,505
Greenlight Capital Re Ltd. , Class A
(a)
....... 3,500 45,850
Hamilton Insurance Group Ltd. , Class B
(a)
... 2,393 39,843
HCI Group, Inc. ..................... 1,032 95,119
Heritage Insurance Holdings, Inc.
(a)
........ 2,937 20,794
Hippo Holdings, Inc.
(a)
................. 2,503 43,027
Horace Mann Educators Corp. ........... 4,848 158,142
Investors Title Co. ................... 176 31,703
James River Group Holdings Ltd. ......... 3,796 29,343
Kingsway Financial Services, Inc.
(a)
........ 2,087 17,197
Lemonade, Inc.
(a) (b)
................... 6,368 105,072
Maiden Holdings Ltd.
(a)
................ 10,057 20,717
MBIA, Inc.
(a) (b)
...................... 5,844 32,084
Mercury General Corp. ................ 3,408 181,101
National Western Life Group, Inc. , Class A ... 288 143,119
NI Holdings, Inc.
(a)
................... 1,275 19,508
Oscar Health, Inc. , Class A
(a)
............ 24,454 386,862
Palomar Holdings, Inc.
(a)
............... 3,078 249,780
ProAssurance Corp.
(a) (b)
................ 6,029 73,674
Root, Inc. , Class A
(a)
.................. 1,096 56,565
Safety Insurance Group, Inc. ............ 1,633 122,524
Selective Insurance Group, Inc.
(b)
......... 7,676 720,239
Security
Shares
Shares Value
Insurance (continued)
Selectquote, Inc.
(a)
................... 18,540 $ 51,170
SiriusPoint Ltd.
(a)
.................... 12,546 153,061
Skyward Specialty Insurance Group, Inc.
(a)
... 4,690 169,684
Stewart Information Services Corp. ........ 3,201 198,718
Tiptree, Inc. ....................... 3,216 53,032
Trupanion, Inc.
(a)
.................... 4,177 122,804
United Fire Group, Inc. ................ 2,555 54,907
Universal Insurance Holdings, Inc. ........ 3,230 60,595
5,676,224
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a)
................ 12,447 130,818
Cargurus, Inc. , Class A
(a)
............... 11,155 292,261
Cars.com, Inc.
(a)
..................... 8,281 163,136
EverQuote, Inc. , Class A
(a)
.............. 3,184 66,418
fuboTV, Inc.
(a)
...................... 34,996 43,395
Getty Images Holdings, Inc. , Class A
(a)
...... 12,471 40,655
Grindr, Inc.
(a)
....................... 3,116 38,140
MediaAlpha, Inc. , Class A
(a)
............. 3,356 44,198
Nextdoor Holdings, Inc. , Class A
(a) (b)
....... 21,982 61,110
Outbrain, Inc.
(a)
..................... 4,636 23,087
QuinStreet, Inc.
(a)
.................... 6,798 112,779
Shutterstock, Inc.
(b)
................... 3,050 118,035
System1, Inc. , Class A
(a)
............... 3,236 4,919
TrueCar, Inc.
(a)
...................... 9,635 30,158
Vimeo, Inc.
(a)
....................... 18,764 69,990
Yelp, Inc.
(a)
........................ 8,245 304,653
Ziff Davis, Inc.
(a) (b)
.................... 5,727 315,271
ZipRecruiter, Inc. , Class A
(a)
............. 9,369 85,164
1,944,187
IT Services — 0.8%
Applied Digital Corp.
(a) (b)
............... 12,411 73,846
ASGN, Inc.
(a)
....................... 5,747 506,713
Backblaze, Inc. , Class A
(a)
.............. 5,044 31,071
BigBear.ai Holdings, Inc.
(a) (b)
............. 14,284 21,569
BigCommerce Holdings, Inc.
(a)
........... 9,451 76,175
Core Scientific, Inc.
(a)
................. 22,416 208,469
Couchbase, Inc.
(a) (b)
.................. 4,915 89,748
DigitalOcean Holdings, Inc.
(a)
............ 8,269 287,348
Fastly, Inc. , Class A
(a)
................. 16,320 120,278
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 7,650 80,402
Hackett Group, Inc. (The) .............. 3,213 69,786
Information Services Group, Inc. .......... 4,126 12,130
Perficient, Inc.
(a)
..................... 4,366 326,533
Rackspace Technology, Inc.
(a) (b)
.......... 7,166 21,355
Squarespace, Inc. , Class A
(a)
............ 7,614 332,199
Thoughtworks Holding, Inc.
(a)
............ 11,655 33,100
Tucows, Inc. , Class A
(a) (b)
............... 816 15,765
Unisys Corp.
(a)
...................... 7,794 32,189
2,338,676
Leisure Products — 0.4%
Acushnet Holdings Corp. ............... 3,572 226,751
AMMO, Inc.
(a)
...................... 10,187 17,114
Clarus Corp. ....................... 2,888 19,436
Escalade, Inc. ...................... 986 13,597
Funko, Inc. , Class A
(a)
................. 3,467 33,838
JAKKS Pacific, Inc.
(a)
................. 822 14,722
Johnson Outdoors, Inc. , Class A .......... 635 22,212
Latham Group, Inc.
(a)
................. 5,052 15,308
Malibu Boats, Inc. , Class A
(a)
............ 2,472 86,619
Marine Products Corp. ................ 798 8,060
MasterCraft Boat Holdings, Inc.
(a)
......... 2,195 41,442
Peloton Interactive, Inc. , Class A
(a)
........ 42,572 143,893
Smith & Wesson Brands, Inc. ............ 5,641 80,892

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products (continued)
Solo Brands, Inc. , Class A
(a)
............. 1,638 $ 3,735
Sturm Ruger & Co., Inc.
(b)
.............. 2,180 90,797
Topgolf Callaway Brands Corp.
(a)
......... 17,911 274,038
Vista Outdoor, Inc.
(a)
.................. 7,350 276,727
1,369,181
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a)
......... 13,904 50,332
Akoya Biosciences, Inc.
(a) (b)
............. 2,922 6,838
BioLife Solutions, Inc.
(a)
................ 4,286 91,849
ChromaDex Corp.
(a)
.................. 6,071 16,574
Codexis, Inc.
(a)
...................... 9,953 30,854
CryoPort, Inc.
(a) (b)
.................... 5,270 36,416
Cytek Biosciences, Inc.
(a) (b)
............. 14,912 83,209
Harvard Bioscience, Inc.
(a)
.............. 4,660 13,281
Lifecore Biomedical, Inc.
(a)
.............. 2,659 13,641
Maravai LifeSciences Holdings, Inc. , Class A
(a)
13,904 99,553
MaxCyte, Inc.
(a)
..................... 13,119 51,427
Mesa Laboratories, Inc.
(b)
.............. 604 52,409
Nautilus Biotechnology, Inc.
(a)
............ 5,548 12,982
OmniAb Operations, Inc.
(a) (d)
............. 703 —
OmniAb, Inc.
(a)
...................... 11,395 42,731
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 703 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 36,058 49,399
Quanterix Corp.
(a)
.................... 4,455 58,851
Quantum-Si, Inc. , Class A
(a)
............. 14,387 15,106
Standard BioTools, Inc.
(a)
............... 37,724 66,771
792,223
Machinery — 3.8%
374Water, Inc.
(a) (b)
................... 6,928 8,314
3D Systems Corp.
(a)
.................. 16,298 50,035
Alamo Group, Inc. ................... 1,297 224,381
Albany International Corp. , Class A ........ 3,924 331,382
Astec Industries, Inc. ................. 2,698 80,023
Atmus Filtration Technologies, Inc.
(a)
....... 10,506 302,363
Barnes Group, Inc. ................... 5,794 239,930
Blue Bird Corp.
(a)
.................... 4,039 217,500
Chart Industries, Inc.
(a) (b)
............... 5,301 765,146
Columbus McKinnon Corp. ............. 3,590 123,999
Commercial Vehicle Group, Inc.
(a)
......... 3,905 19,134
Douglas Dynamics, Inc. ............... 2,910 68,094
Eastern Co. (The) ................... 636 16,199
Energy Recovery, Inc.
(a)
............... 6,825 90,704
Enerpac Tool Group Corp. , Class A ........ 6,922 264,282
Enpro, Inc.
(b)
....................... 2,641 384,450
ESCO Technologies, Inc. .............. 3,233 339,594
Federal Signal Corp. ................. 7,511 628,445
Franklin Electric Co., Inc. .............. 5,618 541,126
Gencor Industries, Inc.
(a)
............... 1,043 20,172
Gorman-Rupp Co. (The)
(b)
.............. 2,709 99,447
Graham Corp.
(a)
..................... 1,262 35,538
Greenbrier Cos., Inc. (The) ............. 3,937 195,078
Helios Technologies, Inc. ............... 4,094 195,488
Hillenbrand, Inc. .................... 8,837 353,657
Hillman Solutions Corp.
(a)
.............. 24,969 220,976
Hyliion Holdings Corp. , Class A
(a)
......... 16,073 26,038
Hyster-Yale, Inc. , Class A .............. 1,387 96,715
John Bean Technologies Corp. ........... 3,990 378,930
Kadant, Inc. ....................... 1,469 431,563
Kennametal, Inc. .................... 10,198 240,061
L B Foster Co. , Class A
(a)
............... 1,130 24,318
Lindsay Corp. ...................... 1,360 167,117
Luxfer Holdings plc .................. 3,156 36,578
Manitowoc Co., Inc. (The)
(a)
............. 4,179 48,184
Mayville Engineering Co., Inc.
(a)
.......... 1,333 22,208
Security
Shares
Shares Value
Machinery (continued)
Microvast Holdings, Inc.
(a)
.............. 2,629 $ 1,199
Miller Industries, Inc. ................. 1,407 77,413
Mueller Industries, Inc. ................ 14,017 798,128
Mueller Water Products, Inc. , Class A ...... 19,515 349,709
NN, Inc.
(a)
......................... 5,855 17,565
Omega Flex, Inc. .................... 375 19,230
Park-Ohio Holdings Corp. .............. 1,037 26,848
Proto Labs, Inc.
(a)
.................... 3,343 103,265
REV Group, Inc. .................... 6,486 161,437
Shyft Group, Inc. (The) ................ 4,344 51,520
SPX Technologies, Inc.
(a) (b)
.............. 5,644 802,238
Standex International Corp. ............. 1,471 237,052
Taylor Devices, Inc.
(a)
................. 279 12,549
Tennant Co. ....................... 2,382 234,484
Terex Corp. ........................ 8,378 459,450
Titan International, Inc.
(a) (b)
.............. 6,123 45,371
Trinity Industries, Inc. ................. 10,314 308,595
Twin Disc, Inc. ...................... 1,350 15,903
Wabash National Corp. ................ 5,616 122,653
Watts Water Technologies, Inc. , Class A ..... 3,419 626,942
11,758,720
Marine Transportation — 0.3%
Costamare, Inc. ..................... 5,584 91,745
Genco Shipping & Trading Ltd. ........... 5,272 112,346
Golden Ocean Group Ltd.
(b)
............. 15,156 209,153
Himalaya Shipping Ltd. ................ 3,197 29,285
Matson, Inc. ....................... 4,276 560,028
Pangaea Logistics Solutions Ltd. ......... 3,688 28,877
Safe Bulkers, Inc. ................... 7,394 43,033
1,074,467
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a)
....... 13,544 43,612
AMC Networks, Inc. , Class A
(a)
........... 3,681 35,558
Boston Omaha Corp. , Class A
(a)
.......... 2,765 37,217
Cable One, Inc. ..................... 715 253,110
Cardlytics, Inc.
(a) (b)
................... 5,464 44,859
Clear Channel Outdoor Holdings, Inc.
(a)
..... 43,981 62,013
EchoStar Corp. , Class A
(a)
.............. 15,294 272,386
Emerald Holding, Inc.
(a)
................ 2,004 11,403
Entravision Communications Corp. , Class A .. 8,024 16,289
EW Scripps Co. (The) , Class A
(a)
......... 7,028 22,068
Gambling.com Group Ltd.
(a)
............. 1,606 13,201
Gannett Co., Inc.
(a)
................... 18,552 85,525
Gray Television, Inc. .................. 10,125 52,650
Ibotta, Inc. , Class A
(a)
................. 948 71,252
iHeartMedia, Inc. , Class A
(a) (b)
............ 11,806 12,869
Innovid Corp.
(a)
..................... 13,173 24,370
Integral Ad Science Holding Corp.
(a)
....... 9,150 88,938
John Wiley & Sons, Inc. , Class A ......... 4,571 186,040
Magnite, Inc.
(a)
...................... 15,857 210,740
National CineMedia, Inc.
(a)
.............. 8,976 39,405
PubMatic, Inc. , Class A
(a)
............... 5,342 108,496
Scholastic Corp. .................... 3,063 108,645
Sinclair, Inc. , Class A
(b)
................ 4,174 55,639
Stagwell, Inc. , Class A
(a)
............... 11,481 78,300
TechTarget, Inc.
(a)
.................... 3,307 103,079
TEGNA, Inc.
(b)
...................... 22,553 314,389
Thryv Holdings, Inc.
(a)
................. 3,809 67,876
Townsquare Media, Inc. , Class A ......... 1,297 14,215
WideOpenWest, Inc.
(a)
................ 6,242 33,769
2,467,913

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)
........... 1,013 $ 1,226
Alpha Metallurgical Resources, Inc.
(b)
...... 1,378 386,570
Arch Resources, Inc. , Class A ........... 2,179 331,709
Caledonia Mining Corp. plc ............. 1,720 16,718
Carpenter Technology Corp. ............ 5,979 655,179
Century Aluminum Co.
(a)
............... 6,877 115,190
Coeur Mining, Inc.
(a) (b)
................. 49,621 278,870
Commercial Metals Co.
(b)
.............. 14,560 800,654
Compass Minerals International, Inc. ....... 4,317 44,595
Constellium SE , Class A
(a)
.............. 16,279 306,859
Contango ORE, Inc.
(a)
................. 978 17,672
Critical Metals Corp.
(a)
................. 793 8,937
Dakota Gold Corp.
(a) (b)
................. 9,636 24,572
Haynes International, Inc. .............. 1,537 90,222
Hecla Mining Co. .................... 73,045 354,268
i-80 Gold Corp.
(a)
.................... 31,462 33,979
Ivanhoe Electric, Inc.
(a)
................ 10,445 97,974
Kaiser Aluminum Corp. ................ 2,013 176,943
Lifezone Metals Ltd.
(a)
................. 3,341 25,659
Materion Corp. ..................... 2,603 281,462
Metallus, Inc.
(a)
..................... 5,408 109,620
Metals Acquisition Ltd. , Class A
(a)
......... 6,463 88,478
Novagold Resources, Inc.
(a)
............. 29,791 103,077
Olympic Steel, Inc. ................... 1,400 62,762
Perpetua Resources Corp.
(a)
............ 4,246 22,079
Piedmont Lithium, Inc.
(a) (b)
.............. 2,197 21,926
Radius Recycling, Inc. , Class A .......... 3,180 48,559
Ramaco Resources, Inc. , Class A ......... 3,403 42,368
Ramaco Resources, Inc. , Class B ......... 520 5,647
Ryerson Holding Corp. ................ 3,534 68,913
SSR Mining, Inc. .................... 25,507 115,037
SunCoke Energy, Inc. ................. 10,374 101,665
Tredegar Corp.
(a)
.................... 3,463 16,588
Universal Stainless & Alloy Products, Inc.
(a)
.. 1,084 29,680
Warrior Met Coal, Inc. ................. 6,510 408,633
Worthington Steel, Inc. ................ 4,179 139,411
5,433,701
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AFC Gamma, Inc. ................... 2,019 24,632
AG Mortgage Investment Trust, Inc. ....... 3,560 23,638
Angel Oak Mortgage REIT, Inc. .......... 1,478 19,362
Apollo Commercial Real Estate Finance, Inc.
(b)
17,780 174,066
Arbor Realty Trust, Inc.
(b)
............... 19,889 285,407
Ares Commercial Real Estate Corp.
(b)
...... 6,984 46,444
ARMOUR Residential REIT, Inc.
(b)
........ 6,248 121,086
Blackstone Mortgage Trust, Inc. , Class A
(b)
... 21,947 382,317
BrightSpire Capital, Inc. , Class A ......... 16,679 95,070
Chicago Atlantic Real Estate Finance, Inc. ... 1,895 29,107
Chimera Investment Corp. .............. 10,218 130,790
Claros Mortgage Trust, Inc.
(b)
............ 11,378 91,252
Dynex Capital, Inc. ................... 7,933 94,720
Ellington Financial, Inc.
(b)
............... 10,162 122,757
Franklin BSP Realty Trust, Inc.
(b)
.......... 10,429 131,405
Granite Point Mortgage Trust, Inc.
(b)
....... 6,283 18,661
Invesco Mortgage Capital, Inc.
(b)
.......... 6,510 60,999
KKR Real Estate Finance Trust, Inc.
(b)
...... 7,483 67,721
Ladder Capital Corp. , Class A ........... 14,919 168,436
MFA Financial, Inc.
(b)
................. 12,823 136,437
New York Mortgage Trust, Inc. ........... 10,974 64,088
Nexpoint Real Estate Finance, Inc. ........ 1,024 14,049
Orchid Island Capital, Inc. .............. 7,061 58,889
PennyMac Mortgage Investment Trust
(b)
.... 11,346 156,007
Ready Capital Corp. .................. 20,732 169,588
Redwood Trust, Inc. .................. 17,067 110,765
Seven Hills Realty Trust ............... 1,524 19,324
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc. ............. 8,122 $ 70,174
Two Harbors Investment Corp.
(b)
.......... 13,155 173,778
3,060,969
Multi-Utilities — 0.4%
Avista Corp. ....................... 9,836 340,424
Black Hills Corp. .................... 8,744 475,499
Northwestern Energy Group, Inc. ......... 7,850 393,128
Unitil Corp. ........................ 1,938 100,369
1,309,420
Office REITs — 0.7%
Brandywine Realty Trust ............... 20,253 90,733
City Office REIT, Inc. ................. 5,072 25,259
COPT Defense Properties
(b)
............. 14,333 358,755
Douglas Emmett, Inc.
(b)
................ 11,841 157,604
Easterly Government Properties, Inc.
(b)
..... 12,712 157,247
Equity Commonwealth
(a)
............... 13,291 257,845
Franklin Street Properties Corp. .......... 12,539 19,185
Hudson Pacific Properties, Inc. ........... 16,576 79,731
JBG SMITH Properties ................ 11,231 171,048
NET Lease Office Properties ............ 1,898 46,729
Orion Office REIT, Inc. ................ 8,184 29,381
Paramount Group, Inc. ................ 23,301 107,884
Peakstone Realty Trust , Class E
(b)
........ 4,489 47,583
Piedmont Office Realty Trust, Inc. , Class A ... 15,756 114,231
Postal Realty Trust, Inc. , Class A
(b)
........ 2,571 34,271
SL Green Realty Corp.
(b)
............... 8,344 472,604
2,170,090
Oil, Gas & Consumable Fuels — 3.9%
Aemetis, Inc.
(a)
...................... 4,588 13,810
Amplify Energy Corp.
(a)
................ 4,344 29,452
Ardmore Shipping Corp. ............... 5,245 118,170
Berry Corp. ........................ 9,538 61,615
California Resources Corp. ............. 8,686 462,269
Centrus Energy Corp. , Class A
(a)
.......... 1,799 76,907
Clean Energy Fuels Corp.
(a)
............. 20,123 53,728
CNX Resources Corp.
(a)
............... 18,770 456,111
Comstock Resources, Inc.
(b)
............. 11,776 122,235
CONSOL Energy, Inc.
(a) (b)
.............. 3,684 375,878
Crescent Energy, Inc. , Class A ........... 12,166 144,167
CVR Energy, Inc. .................... 4,492 120,251
Delek US Holdings, Inc. ............... 8,118 201,002
DHT Holdings, Inc. ................... 16,956 196,181
Diversified Energy Co. plc .............. 5,898 79,564
Dorian LPG Ltd. ..................... 4,343 182,232
Empire Petroleum Corp.
(a) (b)
............. 1,616 8,339
Encore Energy Corp.
(a) (b)
............... 22,328 87,972
Energy Fuels, Inc.
(a)
.................. 19,542 118,424
Equitrans Midstream Corp. ............. 54,532 707,825
Evolution Petroleum Corp. .............. 3,594 18,940
Excelerate Energy, Inc. , Class A .......... 2,154 39,720
FLEX LNG Ltd. ..................... 3,826 103,455
FutureFuel Corp. .................... 3,620 18,571
Golar LNG Ltd. ..................... 12,451 390,339
Granite Ridge Resources, Inc. ........... 6,478 41,006
Green Plains, Inc.
(a)
.................. 7,108 112,733
Gulfport Energy Corp.
(a)
............... 1,627 245,677
Hallador Energy Co.
(a)
................. 2,602 20,218
HighPeak Energy, Inc. ................ 1,886 26,517
International Seaways, Inc. ............. 5,068 299,671
Kinetik Holdings, Inc. , Class A ........... 4,778 198,000
Kosmos Energy Ltd.
(a)
................. 58,893 326,267
Magnolia Oil & Gas Corp. , Class A
(b)
....... 21,773 551,728
Murphy Oil Corp. .................... 18,467 761,579

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
NACCO Industries, Inc. , Class A .......... 471 $ 13,033
NextDecade Corp.
(a)
.................. 14,477 114,947
Nordic American Tankers Ltd. ........... 25,459 101,327
Northern Oil & Gas, Inc.
(b)
.............. 12,510 464,997
Overseas Shipholding Group, Inc. , Class A .. 6,193 52,517
Par Pacific Holdings, Inc.
(a)
............. 7,296 184,224
PBF Energy, Inc. , Class A .............. 13,079 601,896
Peabody Energy Corp. ................ 16,151 357,260
PrimeEnergy Resources Corp.
(a)
.......... 90 9,571
REX American Resources Corp.
(a)
........ 1,972 89,903
Riley Exploration Permian, Inc. ........... 1,436 40,653
Ring Energy, Inc.
(a)
................... 15,880 26,837
Sable Offshore Corp. , Class A
(a)
.......... 6,174 93,042
SandRidge Energy, Inc. ............... 4,152 53,685
Scorpio Tankers, Inc. ................. 5,910 480,424
SFL Corp. Ltd. ...................... 14,159 196,527
SilverBow Resources, Inc.
(a)
............. 2,606 98,585
Sitio Royalties Corp. , Class A ............ 10,430 246,252
SM Energy Co.
(b)
.................... 14,503 626,965
Talos Energy, Inc.
(a)
.................. 18,737 227,655
Teekay Corp.
(a)
..................... 7,220 64,763
Teekay Tankers Ltd. , Class A ............ 2,966 204,090
Tellurian, Inc.
(a)
..................... 6,711 4,648
Uranium Energy Corp.
(a)
............... 49,385 296,804
Ur-Energy, Inc.
(a)
.................... 34,229 47,921
VAALCO Energy, Inc. ................. 13,518 84,758
Vital Energy, Inc.
(a)
................... 3,641 163,190
Vitesse Energy, Inc. .................. 3,038 72,001
W&T Offshore, Inc.
(b)
................. 11,854 25,368
World Kinect Corp.
(b)
.................. 7,355 189,759
12,004,155
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
.............. 2,092 101,399
Glatfelter Corp.
(a)
.................... 1,252 1,741
Sylvamo Corp. ..................... 4,347 298,204
401,344
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 2,042 102,570
Blade Air Mobility, Inc. , Class A
(a)
......... 6,516 22,676
Frontier Group Holdings, Inc.
(a)
........... 6,241 30,768
Hawaiian Holdings, Inc.
(a)
.............. 6,252 77,713
JetBlue Airways Corp.
(a)
............... 38,891 236,846
Joby Aviation, Inc. , Class A
(a) (b)
........... 50,513 257,616
SkyWest, Inc.
(a)
..................... 5,014 411,499
Spirit Airlines, Inc.
(b)
.................. 13,461 49,267
Sun Country Airlines Holdings, Inc.
(a)
....... 4,654 58,454
Wheels Up Experience, Inc. , Class A
(a)
..... 11,100 20,979
1,268,388
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a)
........ 10,149 19,486
Edgewell Personal Care Co. ............ 6,282 252,474
Herbalife Ltd.
(a)
..................... 12,593 130,841
Honest Co., Inc. (The)
(a)
............... 10,101 29,495
Inter Parfums, Inc. ................... 2,299 266,753
Medifast, Inc. ...................... 1,320 28,802
Nature's Sunshine Products, Inc.
(a)
........ 1,330 20,043
Nu Skin Enterprises, Inc. , Class A ......... 6,314 66,550
Olaplex Holdings, Inc.
(a)
............... 17,468 26,901
USANA Health Sciences, Inc.
(a)
.......... 1,424 64,422
Veru, Inc.
(a)
........................ 16,355 13,759
Waldencast plc , Class A
(a)
.............. 2,921 10,486
930,012
Security
Shares
Shares Value
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.
(a)
............. 802 $ 882
Alimera Sciences, Inc.
(a)
............... 2,581 14,350
Alto Neuroscience, Inc.
(a)
............... 1,104 11,802
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 20,095 127,603
Amphastar Pharmaceuticals, Inc.
(a)
........ 4,834 193,360
ANI Pharmaceuticals, Inc.
(a)
............. 2,324 147,992
Aquestive Therapeutics, Inc.
(a)
........... 9,407 24,458
Arvinas, Inc.
(a)
...................... 8,075 214,957
Atea Pharmaceuticals, Inc.
(a)
............ 8,884 29,406
Avadel Pharmaceuticals plc , ADR
(a)
........ 11,653 163,841
Axsome Therapeutics, Inc.
(a)
............ 4,577 368,448
Biote Corp. , Class A
(a)
................. 3,287 24,554
Bright Green Corp.
(a)
.................. 2,500 633
Cassava Sciences, Inc.
(a) (b)
............. 4,915 60,700
Collegium Pharmaceutical, Inc.
(a)
......... 3,957 127,415
Contineum Therapeutics, Inc. , Class A
(a)
.... 753 13,260
Corcept Therapeutics, Inc.
(a)
............ 10,154 329,903
CorMedix, Inc.
(a) (b)
................... 7,583 32,834
Edgewise Therapeutics, Inc.
(a)
........... 9,121 164,269
Enliven Therapeutics, Inc.
(a) (b)
............ 4,420 103,295
Esperion Therapeutics, Inc.
(a)
............ 23,768 52,765
Evolus, Inc.
(a)
...................... 6,956 75,473
EyePoint Pharmaceuticals, Inc.
(a)
......... 6,325 55,028
Fulcrum Therapeutics, Inc.
(a)
............ 7,805 48,391
Harmony Biosciences Holdings, Inc.
(a)
...... 3,757 113,349
Harrow, Inc.
(a)
...................... 3,648 76,207
Innoviva, Inc.
(a)
..................... 7,287 119,507
Ligand Pharmaceuticals, Inc.
(a)
........... 2,154 181,496
Liquidia Corp.
(a)
..................... 7,259 87,108
Longboard Pharmaceuticals, Inc.
(a)
........ 4,067 109,931
MediWound Ltd.
(a)
................... 981 15,225
Mind Medicine MindMed, Inc.
(a)
.......... 9,068 65,380
Nektar Therapeutics
(a)
................. 22,561 27,976
Neumora Therapeutics, Inc.
(a)
............ 10,531 103,520
Nuvation Bio, Inc. , Class A
(a)
............ 22,605 66,007
Ocular Therapeutix, Inc.
(a)
.............. 19,579 133,920
Omeros Corp.
(a) (b)
.................... 7,444 30,223
Pacira BioSciences, Inc.
(a)
.............. 5,621 160,817
Phathom Pharmaceuticals, Inc.
(a)
......... 4,039 41,602
Phibro Animal Health Corp. , Class A ....... 2,402 40,282
Pliant Therapeutics, Inc.
(a) (b)
............. 6,925 74,444
Prestige Consumer Healthcare, Inc.
(a)
...... 6,224 428,522
Revance Therapeutics, Inc.
(a)
............ 13,719 35,258
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 82,679 )
(a) (e)
..................... 7,889 14,829
scPharmaceuticals, Inc.
(a)
.............. 3,467 15,081
SIGA Technologies, Inc.
(b)
.............. 5,290 40,151
Supernus Pharmaceuticals, Inc.
(a)
......... 6,328 169,274
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 4,632 125,898
Terns Pharmaceuticals, Inc.
(a)
............ 7,277 49,556
Theravance Biopharma, Inc.
(a)
........... 4,390 37,227
Third Harmonic Bio, Inc.
(a)
.............. 2,294 29,822
Trevi Therapeutics, Inc.
(a)
.............. 8,625 25,703
Ventyx Biosciences, Inc.
(a)
.............. 5,721 13,216
Verrica Pharmaceuticals, Inc.
(a)
........... 2,541 18,524
WaVe Life Sciences Ltd.
(a) (b)
............. 8,829 44,057
Xeris Biopharma Holdings, Inc.
(a)
......... 19,517 43,913
Zevra Therapeutics, Inc.
(a)
.............. 4,262 20,884
4,944,528
Professional Services — 2.4%
Alight, Inc. , Class A
(a) (b)
................ 59,704 440,615
Asure Software, Inc.
(a)
................. 2,445 20,538
Barrett Business Services, Inc. ........... 3,240 106,175
BlackSky Technology, Inc. , Class A
(a)
....... 15,360 16,435
CBIZ, Inc.
(a)
........................ 6,006 445,045

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Conduent, Inc.
(a)
.................... 22,422 $ 73,096
CRA International, Inc. ................ 841 144,837
CSG Systems International, Inc. .......... 3,846 158,340
DLH Holdings Corp.
(a)
................. 984 10,391
ExlService Holdings, Inc.
(a)
............. 19,585 614,186
Exponent, Inc.
(b)
..................... 6,330 602,110
First Advantage Corp.
(b)
................ 6,496 104,391
FiscalNote Holdings, Inc. , Class A
(a)
....... 7,953 11,611
Forrester Research, Inc.
(a)
.............. 1,441 24,612
Franklin Covey Co.
(a)
................. 1,424 54,112
Heidrick & Struggles International, Inc. ..... 2,512 79,329
HireQuest, Inc. ..................... 623 7,694
Huron Consulting Group, Inc.
(a)
........... 2,226 219,261
IBEX Holdings Ltd.
(a)
.................. 975 15,775
ICF International, Inc. ................. 2,347 348,436
Innodata, Inc.
(a) (b)
.................... 3,697 54,826
Insperity, Inc.
(b)
..................... 4,516 411,904
Kelly Services, Inc. , Class A ............. 4,094 87,653
Kforce, Inc. ........................ 2,315 143,831
Korn Ferry ........................ 6,582 441,915
Legalzoom.com, Inc.
(a)
................ 17,298 145,130
Maximus, Inc. ...................... 7,654 655,948
Mistras Group, Inc.
(a)
................. 2,441 20,236
NV5 Global, Inc.
(a)
................... 1,789 166,323
Planet Labs PBC , Class A
(a) (b)
............ 20,596 38,309
Resources Connection, Inc. ............. 4,061 44,833
Spire Global, Inc. , Class A
(a)
............. 2,787 30,211
Sterling Check Corp.
(a)
................ 3,877 57,380
TriNet Group, Inc. ................... 4,083 408,300
TrueBlue, Inc.
(a) (b)
.................... 3,719 38,306
TTEC Holdings, Inc. .................. 2,622 15,417
Upwork, Inc.
(a)
...................... 15,279 164,249
Verra Mobility Corp. , Class A
(a)
........... 20,953 569,922
Willdan Group, Inc.
(a)
................. 1,707 49,247
WNS Holdings Ltd.
(a)
................. 5,846 306,915
7,347,844
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.
(a)
............ 13,503 44,695
Compass, Inc. , Class A
(a)
............... 46,084 165,902
Cushman & Wakefield plc
(a)
............. 19,001 197,610
DigitalBridge Group, Inc. , Class A ......... 20,299 278,096
eXp World Holdings, Inc.
(b)
.............. 10,292 116,145
Forestar Group, Inc.
(a)
................. 2,495 79,815
FRP Holdings, Inc.
(a) (b)
................. 1,722 49,111
Kennedy-Wilson Holdings, Inc. ........... 14,828 144,128
Marcus & Millichap, Inc. ............... 3,004 94,686
Maui Land & Pineapple Co., Inc.
(a)
........ 731 16,119
Newmark Group, Inc. , Class A ........... 17,617 180,222
Offerpad Solutions, Inc. , Class A
(a)
........ 2,177 9,622
Opendoor Technologies, Inc.
(a)
........... 78,165 143,824
RE/MAX Holdings, Inc. , Class A .......... 2,229 18,055
Real Brokerage, Inc. (The)
(a)
............ 11,977 48,627
Redfin Corp.
(a) (b)
..................... 14,838 89,176
RMR Group, Inc. (The) , Class A .......... 1,933 43,686
St. Joe Co. (The) .................... 4,524 247,463
Star Holdings
(a)
..................... 1,552 18,717
Stratus Properties, Inc.
(a)
............... 685 17,276
Tejon Ranch Co.
(a)
................... 2,315 39,494
Transcontinental Realty Investors, Inc.
(a)
.... 183 5,075
2,047,544
Residential REITs — 0.5%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 18,333 151,981
BRT Apartments Corp.
(b)
............... 1,549 27,061
Security
Shares
Shares Value
Residential REITs (continued)
Centerspace ....................... 1,935 $ 130,864
Clipper Realty, Inc. ................... 2,705 9,765
Elme Communities ................... 11,202 178,448
Independence Realty Trust, Inc.
(b)
......... 28,553 535,083
NexPoint Residential Trust, Inc. .......... 2,785 110,035
UMH Properties, Inc. ................. 8,093 129,407
Veris Residential, Inc. ................. 9,816 147,240
1,419,884
Retail REITs — 1.2%
Acadia Realty Trust .................. 13,029 233,480
Alexander's, Inc. .................... 265 59,588
CBL & Associates Properties, Inc. ......... 3,026 70,748
Getty Realty Corp. ................... 6,318 168,438
InvenTrust Properties Corp. ............. 8,745 216,526
Kite Realty Group Trust ................ 27,378 612,720
Macerich Co. (The)
(b)
................. 27,492 424,476
NETSTREIT Corp. ................... 9,274 149,311
Phillips Edison & Co., Inc. .............. 15,477 506,253
Retail Opportunity Investments Corp. ...... 16,043 199,414
Saul Centers, Inc.
(b)
.................. 1,435 52,765
SITE Centers Corp. .................. 24,377 353,467
Tanger, Inc. ........................ 13,491 365,741
Urban Edge Properties ................ 15,343 283,385
Whitestone REIT .................... 6,072 80,818
3,777,130
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc. , Class A
(a)
........... 6,408 147,768
Aehr Test Systems
(a) (b)
................. 3,510 39,207
Alpha & Omega Semiconductor Ltd.
(a)
...... 2,896 108,223
Ambarella, Inc.
(a)
.................... 4,698 253,457
Axcelis Technologies, Inc.
(a)
............. 4,089 581,415
CEVA, Inc.
(a)
....................... 2,684 51,774
Cohu, Inc.
(a)
....................... 5,871 194,330
Credo Technology Group Holding Ltd.
(a)
..... 15,979 510,369
Diodes, Inc.
(a)
...................... 5,731 412,231
Everspin Technologies, Inc.
(a)
............ 2,421 14,502
FormFactor, Inc.
(a)
................... 9,718 588,231
GCT Semiconductor Holding, Inc.
(a)
........ 2,018 10,514
Ichor Holdings Ltd.
(a)
.................. 4,120 158,826
Impinj, Inc.
(a) (b)
...................... 2,825 442,875
indie Semiconductor, Inc. , Class A
(a)
....... 20,593 127,059
Kulicke & Soffa Industries, Inc.
(b)
.......... 6,945 341,625
MaxLinear, Inc.
(a)
.................... 9,948 200,353
Navitas Semiconductor Corp.
(a)
.......... 15,900 62,487
NVE Corp. ........................ 559 41,752
PDF Solutions, Inc.
(a)
................. 3,795 138,062
Photronics, Inc.
(a) (b)
................... 7,824 193,018
Power Integrations, Inc. ............... 7,083 497,156
QuickLogic Corp.
(a)
................... 1,704 17,705
Rambus, Inc.
(a) (b)
.................... 13,658 802,544
Rigetti Computing, Inc.
(a)
............... 17,585 18,816
Semtech Corp.
(a)
.................... 8,249 246,480
Silicon Laboratories, Inc.
(a)
.............. 3,994 441,856
SiTime Corp.
(a)
...................... 2,310 287,318
SkyWater Technology, Inc.
(a) (b)
........... 3,449 26,385
SMART Global Holdings, Inc.
(a)
........... 6,498 148,609
Synaptics, Inc.
(a) (b)
................... 4,911 433,150
Ultra Clean Holdings, Inc.
(a)
............. 5,587 273,763
Veeco Instruments, Inc.
(a)
.............. 6,989 326,456
8,138,316
Software — 6.0%
8x8, Inc.
(a)
......................... 15,721 34,901
A10 Networks, Inc. ................... 8,641 119,678

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
ACI Worldwide, Inc.
(a)
................. 13,232 $ 523,855
Adeia, Inc. ........................ 13,969 156,243
Agilysys, Inc.
(a)
..................... 2,772 288,676
Alarm.com Holdings, Inc.
(a) (b)
............ 6,062 385,179
Alkami Technology, Inc.
(a)
.............. 5,593 159,289
Altair Engineering, Inc. , Class A
(a) (b)
........ 7,197 705,882
American Software, Inc. , Class A ......... 3,744 34,183
Amplitude, Inc. , Class A
(a)
.............. 9,678 86,134
Appian Corp. , Class A
(a) (b)
.............. 5,166 159,423
Arteris, Inc.
(a)
....................... 3,447 25,887
Asana, Inc. , Class A
(a)
................. 9,747 136,361
AudioEye, Inc.
(a)
..................... 894 15,743
Aurora Innovation, Inc. , Class A
(a)
......... 105,609 292,537
AvePoint, Inc. , Class A
(a) (b)
.............. 16,123 168,002
Bit Digital, Inc.
(a)
..................... 14,875 47,302
Blackbaud, Inc.
(a)
.................... 5,165 393,418
BlackLine, Inc.
(a)
.................... 7,251 351,311
Blend Labs, Inc. , Class A
(a)
............. 29,023 68,494
Box, Inc. , Class A
(a)
.................. 17,657 466,851
Braze, Inc. , Class A
(a)
................. 6,616 256,965
C3.ai, Inc. , Class A
(a)
................. 10,401 301,213
Cerence, Inc.
(a)
..................... 5,025 14,221
Cipher Mining, Inc.
(a)
.................. 21,742 90,229
Cleanspark, Inc.
(a) (b)
.................. 27,874 444,590
Clear Secure, Inc. , Class A ............. 11,079 207,288
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 17,536 324,767
CommVault Systems, Inc.
(a)
............. 5,469 664,866
Consensus Cloud Solutions, Inc.
(a)
........ 2,490 42,778
CS Disco, Inc.
(a)
..................... 4,173 24,871
Daily Journal Corp.
(a)
................. 179 70,612
Dave, Inc. , Class A
(a)
................. 991 30,027
Digimarc Corp.
(a)
.................... 1,803 55,911
Digital Turbine, Inc.
(a) (b)
................ 11,614 19,279
Domo, Inc. , Class B
(a)
................. 3,734 28,826
D-Wave Quantum, Inc.
(a)
............... 11,189 12,755
E2open Parent Holdings, Inc. , Class A
(a)
.... 21,108 94,775
eGain Corp.
(a)
...................... 2,947 18,596
Enfusion, Inc. , Class A
(a)
............... 6,041 51,469
Envestnet, Inc.
(a)
.................... 6,100 381,799
Everbridge, Inc.
(a)
.................... 5,260 184,047
EverCommerce, Inc.
(a)
................ 2,494 27,384
Freshworks, Inc. , Class A
(a)
............. 25,641 325,384
Hut 8 Corp.
(a)
....................... 10,113 151,594
iLearningEngines Holdings, Inc.
(a)
......... 3,227 29,301
Instructure Holdings, Inc.
(a)
............. 2,759 64,588
Intapp, Inc.
(a)
....................... 4,811 176,419
InterDigital, Inc.
(b)
.................... 3,197 372,642
Jamf Holding Corp.
(a)
................. 9,357 154,391
Kaltura, Inc.
(a)
...................... 9,763 11,716
LiveRamp Holdings, Inc.
(a)
.............. 8,217 254,234
Marathon Digital Holdings, Inc.
(a) (b)
........ 34,360 682,046
Matterport, Inc. , Class A
(a)
.............. 33,719 150,724
MeridianLink, Inc.
(a)
.................. 3,641 77,772
Mitek Systems, Inc.
(a)
................. 5,830 65,179
N-able, Inc.
(a)
....................... 9,175 139,735
NCR Voyix Corp.
(a)
................... 18,419 227,475
NextNav, Inc.
(a)
..................... 9,386 76,120
Olo, Inc. , Class A
(a)
................... 12,836 56,735
ON24, Inc.
(a)
....................... 3,326 19,989
OneSpan, Inc.
(a)
..................... 4,995 64,036
Ooma, Inc.
(a)
....................... 2,827 28,072
Pagaya Technologies Ltd. , Class A
(a)
....... 5,126 65,408
PagerDuty, Inc.
(a)
.................... 11,335 259,912
Porch Group, Inc.
(a)
.................. 9,696 14,641
PowerSchool Holdings, Inc. , Class A
(a)
...... 7,494 167,791
Security
Shares
Shares Value
Software (continued)
Prairie Operating Co.
(a)
................ 752 $ 8,159
Progress Software Corp. ............... 5,394 292,678
PROS Holdings, Inc.
(a)
................ 5,785 165,740
Q2 Holdings, Inc.
(a)
................... 7,423 447,830
Qualys, Inc.
(a) (b)
..................... 4,654 663,660
Rapid7, Inc.
(a)
...................... 7,790 336,762
Red Violet, Inc.
(a)
.................... 1,517 38,532
Rekor Systems, Inc.
(a)
................. 8,915 13,818
ReposiTrak, Inc. .................... 1,417 21,666
Rimini Street, Inc.
(a)
.................. 6,637 20,376
Riot Platforms, Inc.
(a) (b)
................ 34,170 312,314
Roadzen, Inc.
(a)
..................... 4,324 9,599
Sapiens International Corp. NV .......... 3,805 129,104
SEMrush Holdings, Inc. , Class A
(a)
........ 4,586 61,407
SolarWinds Corp. ................... 7,231 87,134
SoundHound AI, Inc. , Class A
(a)
.......... 35,800 141,410
SoundThinking, Inc.
(a)
................. 1,052 12,813
Sprinklr, Inc. , Class A
(a)
................ 12,825 123,377
Sprout Social, Inc. , Class A
(a)
............ 6,220 221,930
SPS Commerce, Inc.
(a) (b)
............... 4,662 877,202
Telos Corp.
(a)
....................... 7,127 28,651
Tenable Holdings, Inc.
(a)
............... 14,822 645,943
Terawulf, Inc.
(a) (b)
.................... 29,069 129,357
Varonis Systems, Inc.
(a) (b)
............... 13,899 666,735
Verint Systems, Inc.
(a)
................. 7,812 251,546
Vertex, Inc. , Class A
(a)
................. 6,824 246,005
Viant Technology, Inc. , Class A
(a)
.......... 2,434 24,024
Weave Communications, Inc.
(a) (b)
......... 4,965 44,784
WM Technology, Inc. , Class A
(a)
.......... 10,370 10,785
Workiva, Inc. , Class A
(a) (b)
.............. 6,339 462,684
Xperi, Inc.
(a)
........................ 5,605 46,017
Yext, Inc.
(a)
........................ 13,122 70,203
Zeta Global Holdings Corp. , Class A
(a)
...... 20,693 365,231
Zuora, Inc. , Class A
(a)
................. 16,627 165,106
18,745,103
Specialized REITs — 0.4%
Farmland Partners, Inc. ............... 5,187 59,806
Four Corners Property Trust, Inc.
(b)
........ 11,883 293,154
Gladstone Land Corp. ................ 4,336 59,360
Outfront Media, Inc. .................. 18,724 267,753
PotlatchDeltic Corp.
(b)
................. 10,068 396,578
Safehold, Inc.
(b)
..................... 6,751 130,227
Uniti Group, Inc. .................... 28,660 83,687
1,290,565
Specialty Retail — 2.5%
1-800-Flowers.com, Inc. , Class A
(a)
........ 3,249 30,930
Aaron's Co., Inc. (The) ................ 3,894 38,862
Abercrombie & Fitch Co. , Class A
(a)
........ 6,316 1,123,237
Academy Sports & Outdoors, Inc. ......... 9,099 484,522
American Eagle Outfitters, Inc.
(b)
.......... 22,958 458,242
America's Car-Mart, Inc.
(a)
.............. 761 45,820
Arhaus, Inc. , Class A ................. 6,435 109,009
Arko Corp. ........................ 9,829 61,628
Asbury Automotive Group, Inc.
(a)
.......... 2,548 580,613
BARK, Inc.
(a)
....................... 13,878 25,119
Beyond, Inc.
(a)
...................... 6,087 79,618
Boot Barn Holdings, Inc.
(a)
.............. 3,717 479,233
Buckle, Inc. (The)
(b)
.................. 3,894 143,844
Build-A-Bear Workshop, Inc. ............ 1,647 41,620
Caleres, Inc. ....................... 4,365 146,664
Camping World Holdings, Inc. , Class A
(b)
.... 5,180 92,515
CarParts.com, Inc.
(a)
.................. 608 608
Citi Trends, Inc.
(a)
.................... 1,049 22,302
Designer Brands, Inc. , Class A
(b)
.......... 5,032 34,369

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Destination XL Group, Inc.
(a)
............ 6,938 $ 25,254
EVgo, Inc. , Class A
(a)
................. 12,780 31,311
Foot Locker, Inc. .................... 10,505 261,785
Genesco, Inc.
(a)
..................... 1,236 31,963
Group 1 Automotive, Inc.
(b)
.............. 1,663 494,377
GrowGeneration Corp.
(a) (b)
.............. 6,574 14,134
Haverty Furniture Cos., Inc. ............. 1,754 44,359
Hibbett, Inc. ....................... 1,499 130,728
J Jill, Inc. ......................... 435 15,212
Lands' End, Inc.
(a)
................... 1,728 23,484
Leslie's, Inc.
(a) (b)
..................... 22,001 92,184
MarineMax, Inc.
(a)
.................... 2,745 88,856
Monro, Inc. ........................ 3,863 92,171
National Vision Holdings, Inc.
(a)
.......... 9,491 124,237
ODP Corp. (The)
(a)
................... 4,506 176,951
OneWater Marine, Inc. , Class A
(a) (b)
........ 1,610 44,388
Petco Health & Wellness Co., Inc.
(a)
....... 10,577 39,981
RealReal, Inc. (The)
(a)
................. 12,287 39,196
Rent the Runway, Inc. , Class A
(a)
......... 26 457
Revolve Group, Inc. , Class A
(a)
........... 4,654 74,045
RumbleON, Inc. , Class B
(a)
............. 2,112 8,659
Sally Beauty Holdings, Inc.
(a)
............ 12,910 138,524
Shoe Carnival, Inc. ................... 2,259 83,334
Signet Jewelers Ltd. .................. 5,374 481,403
Sleep Number Corp.
(a)
................ 2,585 24,738
Sonic Automotive, Inc. , Class A .......... 1,750 95,322
Stitch Fix, Inc. , Class A
(a)
............... 11,896 49,368
ThredUp, Inc. , Class A
(a)
............... 10,186 17,316
Tile Shop Holdings, Inc.
(a) (b)
............. 4,225 29,279
Tilly's, Inc. , Class A
(a)
................. 3,026 18,247
Torrid Holdings, Inc.
(a) (b)
................ 1,710 12,808
Upbound Group, Inc. ................. 6,802 208,821
Urban Outfitters, Inc.
(a)
................ 8,068 331,191
Victoria's Secret & Co.
(a)
............... 9,875 174,491
Warby Parker, Inc. , Class A
(a)
............ 10,987 176,451
Winmark Corp. ..................... 359 126,594
Zumiez, Inc.
(a)
...................... 1,816 35,376
7,855,750
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. , Class A ............ 2,762 18,781
Corsair Gaming, Inc.
(a)
................ 5,976 65,975
CPI Card Group, Inc.
(a)
................ 500 13,625
Diebold Nixdorf, Inc.
(a)
................. 3,189 122,713
Eastman Kodak Co.
(a)
................. 8,432 45,364
Immersion Corp. .................... 4,029 37,913
IonQ, Inc.
(a) (b)
....................... 24,968 175,525
Turtle Beach Corp.
(a)
.................. 1,876 26,902
Xerox Holdings Corp. ................. 14,782 171,767
678,565
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. , Class A
(a)
.................. 16,006 85,312
G-III Apparel Group Ltd.
(a)
.............. 5,255 142,253
Hanesbrands, Inc.
(a)
.................. 44,377 218,779
Kontoor Brands, Inc.
(b)
................ 6,995 462,719
Movado Group, Inc. .................. 1,997 49,645
Oxford Industries, Inc.
(b)
............... 1,893 189,584
Rocky Brands, Inc. ................... 915 33,818
Steven Madden Ltd. .................. 9,111 385,395
Superior Group of Cos., Inc. ............ 1,651 31,220
Vera Bradley, Inc.
(a)
.................. 3,137 19,638
Wolverine World Wide, Inc. ............. 10,026 135,552
1,753,915
Security
Shares
Shares Value
Tobacco — 0.1%
Ispire Technology, Inc.
(a)
............... 2,188 $ 17,504
Turning Point Brands, Inc. .............. 2,148 68,929
Universal Corp. ..................... 3,004 144,763
Vector Group Ltd. ................... 18,389 194,372
425,568
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc. , Class A
(b)
...... 2,950 23,718
Applied Industrial Technologies, Inc. ....... 4,820 935,080
Beacon Roofing Supply, Inc.
(a)
........... 8,003 724,272
BlueLinx Holdings, Inc.
(a)
............... 1,092 101,654
Boise Cascade Co. .................. 4,982 593,954
Custom Truck One Source, Inc.
(a)
......... 7,030 30,581
Distribution Solutions Group, Inc.
(a) (b)
....... 1,288 38,640
DNOW, Inc.
(a)
...................... 13,567 186,275
DXP Enterprises, Inc.
(a)
................ 1,565 71,740
EVI Industries, Inc. ................... 550 10,406
FTAI Aviation Ltd. .................... 12,520 1,292,440
GATX Corp.
(b)
...................... 4,451 589,134
Global Industrial Co. .................. 1,806 56,636
GMS, Inc.
(a)
........................ 5,070 408,693
H&E Equipment Services, Inc. ........... 4,077 180,081
Herc Holdings, Inc. ................... 3,554 473,713
Hudson Technologies, Inc.
(a)
............ 5,098 44,811
Karat Packaging, Inc. ................. 883 26,119
McGrath RentCorp ................... 3,048 324,764
MRC Global, Inc.
(a)
................... 10,817 139,648
Rush Enterprises, Inc. , Class A .......... 7,513 314,569
Rush Enterprises, Inc. , Class B .......... 1,279 50,188
Titan Machinery, Inc.
(a)
................ 2,427 38,589
Transcat, Inc.
(a)
..................... 1,092 130,691
Willis Lease Finance Corp. ............. 318 22,037
Xometry, Inc. , Class A
(a) (b)
.............. 5,340 61,730
6,870,163
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)
....... 1,324 12,247
Water Utilities — 0.4%
American States Water Co. ............. 4,644 337,015
Cadiz, Inc.
(a) (b)
...................... 4,986 15,407
California Water Service Group .......... 7,241 351,116
Consolidated Water Co. Ltd. ............ 1,804 47,878
Global Water Resources, Inc. ............ 1,630 19,723
Middlesex Water Co. ................. 2,147 112,202
Pure Cycle Corp.
(a)
................... 2,785 26,597
SJW Group ........................ 4,052 219,699
York Water Co. (The) ................. 1,683 62,423
1,192,060
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
....................... 8,210 78,980
Spok Holdings, Inc. .................. 2,030 30,064
Telephone & Data Systems, Inc. .......... 12,441 257,902
366,946
Total Common Stocks — 99 .6%
(Cost: $ 263,349,308 ) .............................. 308,935,304
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 1,703 800
Contra Chinook Therape, CVR
(d)
......... 7,079 4,460
Icosavax, Inc., CVR .................. 3,727 1,155
Inhibrx, Inc., CVR ................... 4,257 4,597

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Oncternal Therapeutics, Inc., CVR
(d)
....... 105 $ 108
11,120
Total Rights — 0 .0%
(Cost: $ 10,009 ) ................................. 11,120
Warrants
Chemicals — 0.0%
Danimer Scientific, Inc. (Issued/Exercisable
05/10/24 , 1 Share for 1 Warrant, Expires
07/15/25 , Strike Price USD 5.00 )
(a)
...... 3,478 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 99.6%
(Cost: $ 263,359,317 ) .............................. 308,946,424
Short-Term Securities
Money Market Funds — 15.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(h)
.................. 45,377,156 45,395,307
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 2,400,365 2,400,365
Total Short-Term Securities — 15 .4%
(Cost: $ 47,793,389 ) ............................... 47,795,672
Total Investments — 115 .0%
(Cost: $ 311,152,706 ) .............................. 356,742,096
Liabilities in Excess of Other Assets — (15.0) % ............ (46,567,071)
Net Assets — 100.0% ...............................
$ 310,175,025
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $14,829, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 45,400,727
(a)
$ — $ (7,703) $ 2,283 $ 45,395,307 45,377,156 $ 174,210
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,260,930 1,139,435
(a)
— — — 2,400,365 2,400,365 48,118 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 58,249,337 — (58,241,766)
(a)
(6,796) (775) — — — —
$ (14,499) $ 1,508 $ 47,795,672 $ 222,328 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
22
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 33 09/20/24 $ 3,407 $ 28,816
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 28,816 $ — $ — $ — $ 28,816
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (8,918) $ — $ — $ — $ (8,918)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (21,991) $ — $ — $ — $ (21,991)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,883,870
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,308,820 $ — $ — $ 3,308,820
Air Freight & Logistics .................................... 507,442 — — 507,442
Automobile Components .................................. 3,991,482 — — 3,991,482
Automobiles .......................................... 232,440 — — 232,440
Banks ............................................... 28,360,678 — — 28,360,678

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ 907,492 $ — $ — $ 907,492
Biotechnology ......................................... 27,007,620 — — 27,007,620
Broadline Retail ........................................ 96,530 — — 96,530
Building Products ....................................... 4,400,304 — — 4,400,304
Capital Markets ........................................ 4,909,252 — — 4,909,252
Chemicals ............................................ 6,271,869 — — 6,271,869
Commercial Services & Supplies ............................. 5,481,395 — — 5,481,395
Communications Equipment ................................ 1,763,410 — — 1,763,410
Construction & Engineering ................................ 4,618,720 — — 4,618,720
Construction Materials .................................... 1,168,136 — — 1,168,136
Consumer Finance ...................................... 2,377,295 — — 2,377,295
Consumer Staples Distribution & Retail ........................ 2,192,719 — — 2,192,719
Containers & Packaging .................................. 792,985 — — 792,985
Distributors ........................................... 185,550 — — 185,550
Diversified Consumer Services .............................. 2,865,614 — — 2,865,614
Diversified REITs ....................................... 1,947,348 — — 1,947,348
Diversified Telecommunication Services ........................ 1,291,169 — — 1,291,169
Electric Utilities ........................................ 2,375,617 — — 2,375,617
Electrical Equipment ..................................... 5,018,183 — — 5,018,183
Electronic Equipment, Instruments & Components ................. 9,451,984 — — 9,451,984
Energy Equipment & Services .............................. 8,421,658 — — 8,421,658
Entertainment ......................................... 1,564,423 — — 1,564,423
Financial Services ...................................... 8,514,049 — — 8,514,049
Food Products ......................................... 3,120,487 — — 3,120,487
Gas Utilities ........................................... 2,926,724 — — 2,926,724
Ground Transportation ................................... 1,461,069 — — 1,461,069
Health Care Equipment & Supplies ........................... 10,530,978 — 2,310 10,533,288
Health Care Providers & Services ............................ 8,809,220 — — 8,809,220
Health Care REITs ...................................... 1,874,008 — — 1,874,008
Health Care Technology .................................. 1,079,497 — — 1,079,497
Hotel & Resort REITs .................................... 2,492,069 — — 2,492,069
Hotels, Restaurants & Leisure .............................. 5,768,706 — — 5,768,706
Household Durables ..................................... 6,742,207 — — 6,742,207
Household Products ..................................... 940,508 — — 940,508
Independent Power and Renewable Electricity Producers ............ 646,425 — — 646,425
Industrial Conglomerates .................................. 71,715 — — 71,715
Industrial REITs ........................................ 1,579,399 — — 1,579,399
Insurance ............................................ 5,676,224 — — 5,676,224
Interactive Media & Services ............................... 1,944,187 — — 1,944,187
IT Services ........................................... 2,338,676 — — 2,338,676
Leisure Products ....................................... 1,369,181 — — 1,369,181
Life Sciences Tools & Services .............................. 792,223 — — 792,223
Machinery ............................................ 11,758,720 — — 11,758,720
Marine Transportation .................................... 1,074,467 — — 1,074,467
Media ............................................... 2,467,913 — — 2,467,913
Metals & Mining ........................................ 5,433,701 — — 5,433,701
Mortgage Real Estate Investment Trusts (REITs) .................. 3,060,969 — — 3,060,969
Multi-Utilities .......................................... 1,309,420 — — 1,309,420
Office REITs .......................................... 2,170,090 — — 2,170,090
Oil, Gas & Consumable Fuels ............................... 12,004,155 — — 12,004,155
Paper & Forest Products .................................. 401,344 — — 401,344
Passenger Airlines ...................................... 1,268,388 — — 1,268,388
Personal Care Products .................................. 930,012 — — 930,012
Pharmaceuticals ....................................... 4,929,699 14,829 — 4,944,528
Professional Services .................................... 7,347,844 — — 7,347,844
Real Estate Management & Development ....................... 2,047,544 — — 2,047,544
Residential REITs ....................................... 1,419,884 — — 1,419,884
Retail REITs .......................................... 3,777,130 — — 3,777,130
Semiconductors & Semiconductor Equipment .................... 8,138,316 — — 8,138,316
Software ............................................. 18,745,103 — — 18,745,103
Specialized REITs ...................................... 1,290,565 — — 1,290,565
Specialty Retail ........................................ 7,855,750 — — 7,855,750
Technology Hardware, Storage & Peripherals .................... 678,565 — — 678,565
Textiles, Apparel & Luxury Goods ............................ 1,753,915 — — 1,753,915
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Small Cap Index V.I. Fund
24
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 425,568 $ — $ — $ 425,568
Trading Companies & Distributors ............................ 6,870,163 — — 6,870,163
Transportation Infrastructure ............................... 12,247 — — 12,247
Water Utilities ......................................... 1,192,060 — — 1,192,060
Wireless Telecommunication Services ......................... 366,946 — — 366,946
Rights ................................................ — 5,752 5,368 11,120
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 47,795,672 — — 47,795,672
$ 356,713,837 $ 20,581 $ 7,678 $ 356,742,096
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 28,816 $ — $ — $ 28,816
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2024
25
Statement of Assets and Liabilities
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 308,946,424
Investments, at value — affiliated
(c)
.......................................................................................... 47,795,672
Cash ............................................................................................................. 40,954
Cash pledged: –
Futures contracts .................................................................................................... 171,000
Receivables: –
Investments sold .................................................................................................... 30,650,778
Securities lending income — affiliated ...................................................................................... 25,056
Capital shares sold ................................................................................................... 7,978
Dividends — unaffiliated ............................................................................................... 277,246
Dividends — affiliated ................................................................................................. 9,487
Variation margin on futures contracts ....................................................................................... 6,377
Prepaid e xpenses ..................................................................................................... 1,892
Total a ssets .........................................................................................................
387,932,864
LIABILITIES
Collateral on securities loaned ............................................................................................. 45,405,936
Payables: –
Investments purchased ................................................................................................ 31,816,752
Capital shares redeemed ............................................................................................... 159,261
Distribution fees ..................................................................................................... 756
Investment advisory fees .............................................................................................. 91,019
Professional fees .................................................................................................... 43,413
Variation margin on futures contracts ....................................................................................... 21
Other accrued expenses ............................................................................................... 240,681
Total li abilities ........................................................................................................
77,757,839
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 310,175,025
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 247,956,186
Accumulated earnings .................................................................................................. 62,218,839
NET ASSETS ........................................................................................................
$ 310,175,025
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 263,359,317
(b)
  Securities loaned, at value ...................................................................................... $ 43,936,213
(c)
  Investments, at cost — affiliated ................................................................................... $ 47,793,389
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2024
2024
BlackRock Semi-Annual Financial Statements
26
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 306,141,879
Shares outstanding ...................................................................................................
26,587,922
Net asset value .....................................................................................................
$ 11.51
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 4,033,146
Shares outstanding ...................................................................................................
351,906
Net asset value .....................................................................................................
$ 11.46
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2024
27
Statement of Operations
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,896,610
Dividends — affiliated ................................................................................................. 48,118
Interest — unaffiliated ................................................................................................. 3,928
Securities lending income — affiliated — net ................................................................................. 174,210
Foreign taxes withheld ................................................................................................ (6,126)
Total investment income .................................................................................................
2,116,740
EXPENSES
Investment advisory .................................................................................................. 123,377
Transfer agent — class specific .......................................................................................... 79,074
Printing and postage ................................................................................................. 70,495
Professional ....................................................................................................... 43,096
Accounting services .................................................................................................. 30,082
Custodian ......................................................................................................... 11,294
Distribution — class specific ............................................................................................ 4,461
Directors and Officer ................................................................................................. 4,321
Transfer agent ...................................................................................................... 2,499
Miscellaneous ...................................................................................................... 3,852
Total expenses excluding interest expense .....................................................................................
372,551
Interest expense .................................................................................................... 866
Total expenses .......................................................................................................
373,417
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (683)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (28,610)
Total expenses after fees waived and/or reimbursed ..............................................................................
344,124
Net investment income ..................................................................................................
1,772,616
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,220,763
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 14,179,176
Investments — affiliated ............................................................................................. (14,499)
Foreign currency transactions ......................................................................................... 5
Futures contracts .................................................................................................. (8,918)
A
14,155,764
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (10,914,520)
Investments — affiliated ............................................................................................. 1,508
Futures contracts .................................................................................................. (21,991)
A
(10,935,003)
Net realized and unrealized gain ...........................................................................................
3,220,761
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,993,377

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Financial Statements
28
BlackRock Small Cap Index V.I. Fund
Six Months Ended
06/30/24 (unaudited)
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,772,616  $ 3,982,590
Net realized gain .................................................................................. 14,155,764  8,581,681
Net change in unrealized appreciation (depreciation) .......................................................... (10,935,003) 33,135,701
Net increase in net assets resulting from operations ............................................................. 4,993,377  45,699,972
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (11,353,056)
Class III ....................................................................................... —  (108,868)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (11,461,924)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (11,670,878) 5,603,561
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (6,677,501) 39,841,609
Beginning of period .................................................................................. 316,852,526  277,010,917
End of period ......................................................................................
$ 310,175,025  $ 316,852,526
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Small Cap Index V.I. Fund
Class I
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Net asset value, beginning of period ............
$ 11.33  $ 10.08  $ 13.10  $ 13.02  $ 11.34  $ 9.60
Net investment income
(a)
....................
0 .07  0 .15  0 .14  0 .14  0 .12  0 .15
Net realized and unrealized gain (loss) ...........
0 .11  1 .52  ( 2 .83 ) 1 .68  2 .11  2 .29
Net increase (decrease) from investment operations ... 0.18  1.67  (2.69) 1.82  2.23  2.44
Distributions
(b)
– – – – – –
From net investment income .................
—  ( 0 .14 ) ( 0 .13 ) ( 0 .16 ) ( 0 .16 ) ( 0 .15 )
From net realized gain ......................
—  ( 0 .28 ) ( 0 .20 ) ( 1 .58 ) ( 0 .39 ) ( 0 .55 )
Total distributions ........................... —  (0.42) (0.33) (1.74) (0.55) (0.70)
Net asset value, end of period ................. $ 11.51  $ 11.33  $ 10.08  $ 13.10  $ 13.02  $ 11.34
Total Return
(c)
Based on net asset value ..................... 1.59%
(d)
16.70% (20.46)% 14.57% 19.84% 25.40%
Ratios to Average Net Assets
(e)
Total expen ses
(f)
...........................
0.24%
(g)
0.23% 0.24% 0.23% 0.29% 0.27%
Total expenses after fees waived and/or reimbursed ...
0.22%
(g)
0.22% 0.21% 0.22% 0.22% 0.22%
Net investment income ......................
1.15%
(g)
1.39% 1.30% 0.96% 1.17% 1.37%
Supplemental Data
Net assets, end of period (000) ................. $ 306,142  $ 313,531  $ 274,954  $ 351,338  $ 321,743  $ 284,967
Portfolio turnover rate ........................ 12% 15% 18% 21% 16% 13%
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Expense ratios ................................................ N/A   0.21% N/A   0.23% N/A   N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Financial Statements
30
BlackRock Small Cap Index V.I. Fund
Class III
Six Months
Ended
06/30/24
(unaudited)
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ........................................
$ 11.29  $ 10.05  $ 13.07  $ 15.16
Net investment income
(b)
................................................
0 .05  0 .12  0 .13  0 .16
Net realized and unrealized gain (loss) .......................................
0 .12  1 .52  ( 2 .83 ) ( 0 .52 )
(c)
Net increase (decrease) from investment operations ............................... 0.17  1.64  (2.70) (0.36)
Distributions
(d)
– – – –
From net investment income .............................................
—  ( 0 .12 ) ( 0 .12 ) ( 0 .15 )
From net realized gain ..................................................
—  ( 0 .28 ) ( 0 .20 ) ( 1 .58 )
Total distributions ....................................................... —  (0.40) (0.32) (1.73)
Net asset value, end of period ............................................. $ 11.46  $ 11.29  $ 10.05  $ 13.07
Total Return
(e)
Based on net asset value ................................................. 1.51%
(f)
16.43% (20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................
0.49%
(h)
0.48%
(i)
0.51% 0.41%
(h)
Total expenses after fees waived and/or reimbursed ...............................
0.47%
(h)
0.47% 0.45% 0.41%
(h)
Net investment income ..................................................
0.92%
(h)
1.16% 1.21% 1.23%
(h)
Supplemental Data
Net assets, end of period (000) ............................................. $ 4,033  $ 3,322  $ 2,057  $ 635
Portfolio turnover rate .................................................... 12% 15% 18% 21%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.46%.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its  Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
32
will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 4,109,113 $ (4,109,113) $ — $ —
BNP Paribas SA ................................. 1,054,839 (1,054,839) — —
BofA Securities, Inc. ............................... 1,874,747 (1,874,747) — —
Citigroup Global Markets, Inc. ........................ 4,551,941 (4,551,941) — —
Credit Suisse Securities (USA) LLC .................... 14,434 (14,434) — —
J.P. Morgan Securities LLC .......................... 16,293,952 (16,293,952) — —
Jefferies LLC .................................... 2,140,052 (2,140,052) — —
Morgan Stanley .................................. 697,137 (697,137) — —
National Financial Services LLC ....................... 6,865,153 (6,865,153) — —
State Street Bank & Trust Co. ........................ 2,394,397 (2,394,397) — —
Toronto-Dominion Bank ............................ 3,923,209 (3,923,209) — —
UBS Securities LLC ............................... 17,239 (17,239) — —
$ 43,936,213 $ (43,936,213) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
34
with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2024, the class specific distribution fees borne directly by Class III were $4,461.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $683.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 78,124 $ 950 $ 79,074

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements are as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of June 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Class I ................................................................................................................
0.05%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1,906
Class III ...................................................................................................... 57
$ 1,963
Class I Class III
Expense Limitations .................................................................................. 0.22% 0.47%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 26,335
Class III ...................................................................................................... 312
$ 26,647
Expiring December 31,
Fund Level/Share Class 2024 2025 2026
Fund Level ..................................................................... $ — $ 3,459 $ —
Class I ........................................................................ 40,549 10,283 26,335
Class III ....................................................................... 249 82 312

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
36
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Fund paid BIM $40,184 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $37,775,624 and $47,051,488, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 6,130,216
Sales ................................................................................................................... 18,609,224
Net Realized Gain .......................................................................................................... 10,748,166
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 312,605,785 $ 93,191,074 $ (49,025,947) $ 44,165,127

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Financial Statements
38
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
553,258 $ 6,250,848 1,110,381 $ 11,775,336
Shares issued in reinvestment of distributions ........................
— — 1,022,465 11,352,755
Shares redeemed .........................................
(1,643,233) (18,573,601) (1,744,729) (18,476,048)
(1,089,975) $ (12,322,753) 388,117 $ 4,652,043
Class III
Shares sold .............................................
67,266 $ 760,523 100,824 $ 1,068,736
Shares issued in reinvestment of distributions ........................
— — 9,793 108,339
Shares redeemed .........................................
(9,585) (108,648) (21,105) (225,557)
57,681 $ 651,875 89,512 $ 951,518
(1,032,294) $ (11,670,878) 477,629 $ 5,603,561
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Glossary of Terms Used in this Report
39
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Semi-Annual Financial Statements
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement between the Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the “BSL Sub-Advisory
Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement[s]. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable):
investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight;
and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses , and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers;
(e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds;
and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to International V.I. Fund and Managed Volatility V.I. Fund, BIL, with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, BSL and, with respect to Managed Volatility V.I. Fund, BNA, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic Value V.I. Fund,
Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund and International V.I. Fund, the
respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Managed Volatility V.I. Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”) and, with respect to International Index V.I. Fund, Small Cap Index V.I. Fund
and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark and, with respect to Government Money Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with
Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the first, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, each of Large Cap Focus Growth V.I. Fund and Capital Appreciation V.I. Fund ranked in the first, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End
Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, International V.I. Fund ranked in the first, fourth and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the first, fourth and third quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, each of Equity Dividend V.I. Fund, Large Cap Core V.I. Fund, Large Cap Value V.I. Fund
and 60/40 Target Allocation ETF V.I. Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that
BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the second, fourth and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, each of S&P 500 Index V.I. Fund’s and International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s above tolerance performance relative to its benchmark over the period.
The Board reviewed Government Money Market V.I. Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio.
The Board noted that for the one- and three-year periods reported, the Fund underperformed and outperformed, respectively, its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements
analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of S&P 500 Index V.I. Fund’s, International Index V.I. Fund’s and Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to each Fund’s Expense Peers. Additionally, the
Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that each of Managed Volatility V.I. Fund’s, SMID Cap V.I. Fund’s and Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to each Fund’s Expense Peers. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that the 60/40 Target Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that each of Capital Appreciation V.I. Fund’s and Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to each Fund’s Expense Peers. The
Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent
Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that the Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I.
Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii) the
BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2024
BlackRock Semi-Annual Financial Statements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) or between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I.
Fund”) (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I. Fund. The Manager and the Sub-Advisors are
referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the first, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High
Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the third quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its
Morningstar Open-End Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Financial Statements
a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of High Yield V.I. Fund and the Total Return V.I Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High
Yield V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of Total Return V.I. Fund and the High Yield V.I Fund, decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2)
the Manager and BRS, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Sub-Advisory Agreement
2024
BlackRock Semi-Annual Financial Statements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”) met on March
5-7, 2024 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the
“Manager”), the Corporation’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock Global Allocation V.I. Fund (the “Fund”),
a series of the Corporation.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the
Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board previously met on May 23-24, 2023 (the “May 2023 Meeting”) to consider the approval of the continuation of the Corporation’s investment advisory agreement (the “Advisory Agreement”) between the Corporation and the Manager, on behalf of the Fund. At the May 2023 Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2024. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2023 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2023.
The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2023 Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable.
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable.
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable.
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable.
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable.
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable.
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.
(a)(5) Change in Registrant’s independent public accountant – Not Applicable.
(b) Section 906 Certifications are attached.
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date: August 14, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: August 14, 2024